UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07428

Voya Mutual Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Global Bond Fund Class A - INGBX

Voya Global Bond Fund Class C - IGBCX

Voya Global Bond Fund Class I - IGBIX

Voya Global Bond Fund Class R - IGBRX

Voya Global Bond Fund Class R6 - IGBZX

Voya Global Bond Fund Class W - IGBWX

Voya Global High Dividend Low Volatility Fund Class A - NAWGX

Voya Global High Dividend Low Volatility Fund Class C - NAWCX

Voya Global High Dividend Low Volatility Fund Class I - NAWIX

Voya Global High Dividend Low Volatility Fund Class R6 - VGHRX

Voya Global High Dividend Low Volatility Fund Class W - IGVWX

Voya Multi-Manager Emerging Markets Equity Fund Class A - IEMHX

Voya Multi-Manager Emerging Markets Equity Fund Class C - IEMJX

Voya Multi-Manager Emerging Markets Equity Fund Class I - IEMGX

Voya Multi-Manager Emerging Markets Equity Fund Class R - IEMKX

Voya Multi-Manager Emerging Markets Equity Fund Class W - IEMLX

Voya Multi-Manager International Equity Fund Class I - IIGIX

Voya Multi-Manager International Small Cap Fund Class A - NTKLX

Voya Multi-Manager International Small Cap Fund Class C - NARCX

Voya Multi-Manager International Small Cap Fund Class I - NAPIX

Voya Multi-Manager International Small Cap Fund Class R6 - VVJFX

Voya Multi-Manager International Small Cap Fund Class W - ISCWX

Voya VACS Series EME Fund Portfolio - VVIFX

Class A: INGBX

Voya Global Bond Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$93	0.90%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Classes C, and R underperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Top contributors to performance were non-agency commercial mortgage-backed securities (CMBS), non-agency residential mortgage-backed securities (RMBS), and high yield corporates.

Top detractors to performance: Top detractors from performance were investment-grade corporates and agency mortgages.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg Global Aggregate Index
2015	$9,750	$10,000	$10,000
2016	$10,308	$10,572	$10,559
2017	$10,861	$11,140	$10,684
2018	$10,718	$10,993	$10,465
2019	$11,605	$11,903	$11,463
2020	$12,172	$12,484	$12,108
2021	$12,151	$12,462	$11,958
2022	$9,451	$9,693	$9,472
2023	$9,594	$9,839	$9,635
2024	$10,682	$10,956	$10,554
2025	$11,310	$11,600	$11,155

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	3.17%	-1.95%	1.24%
Class A - Excluding Sales Charge	5.88%	-1.46%	1.50%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$135,441,495
  # of Portfolio Holdings946
  Portfolio Turnover Rate128%
  Investment Advisory Fees Paid$536,347

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.7%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	2.5%
China Government Bond, 2.520%, 08/25/33	1.7%
United States Treasury Notes, 3.500%, 10/31/27	1.4%
Ginnie Mae - Class IX, 4.500%, 01/20/45	1.1%
Spain Government Bond, 1.450%, 04/30/29	1.1%
Thailand Government Bond, 2.875%, 12/17/28	1.0%
China Government Bond, 4.080%, 10/22/48	1.0%
Ginnie Mae, 4.500%, 05/20/53	1.0%
Peru Government Bond, 6.350%, 08/12/28	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.2%
U.S. Treasury Obligations	4.2%
U.S. Government Agency Obligations	6.2%
Asset-Backed Securities	8.7%
Commercial Mortgage-Backed Securities	9.9%
Sovereign Bonds	16.1%
Collateralized Mortgage Obligations	20.1%
Corporate Bonds/Notes	23.6%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective February 28, 2025, the Fund adopted an investment policy in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: INGBX

Voya Global Bond Fund

92914A828-AR

Class C: IGBCX

Voya Global Bond Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$169	1.65%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Classes C, and R underperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Top contributors to performance were non-agency commercial mortgage-backed securities (CMBS), non-agency residential mortgage-backed securities (RMBS), and high yield corporates.

Top detractors to performance: Top detractors from performance were investment-grade corporates and agency mortgages.

Total Return Based on $10,000 Investment

	Class C with Sale Charges	Class C without Sales Charge	Bloomberg Global Aggregate Index
2015	$10,000	$10,000	$10,000
2016	$10,496	$10,496	$10,559
2017	$10,971	$10,971	$10,684
2018	$10,753	$10,753	$10,465
2019	$11,559	$11,559	$11,463
2020	$12,021	$12,021	$12,108
2021	$11,919	$11,919	$11,958
2022	$9,210	$9,210	$9,472
2023	$9,272	$9,272	$9,635
2024	$10,324	$10,324	$10,554
2025	$10,931	$10,931	$11,155

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	4.09%	-2.17%	0.89%
Class C - Excluding Sales Charge	5.09%	-2.17%	0.89%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$135,441,495
  # of Portfolio Holdings946
  Portfolio Turnover Rate128%
  Investment Advisory Fees Paid$536,347

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.7%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	2.5%
China Government Bond, 2.520%, 08/25/33	1.7%
United States Treasury Notes, 3.500%, 10/31/27	1.4%
Ginnie Mae - Class IX, 4.500%, 01/20/45	1.1%
Spain Government Bond, 1.450%, 04/30/29	1.1%
Thailand Government Bond, 2.875%, 12/17/28	1.0%
China Government Bond, 4.080%, 10/22/48	1.0%
Ginnie Mae, 4.500%, 05/20/53	1.0%
Peru Government Bond, 6.350%, 08/12/28	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.2%
U.S. Treasury Obligations	4.2%
U.S. Government Agency Obligations	6.2%
Asset-Backed Securities	8.7%
Commercial Mortgage-Backed Securities	9.9%
Sovereign Bonds	16.1%
Collateralized Mortgage Obligations	20.1%
Corporate Bonds/Notes	23.6%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective February 28, 2025, the Fund adopted an investment policy in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: IGBCX

Voya Global Bond Fund

92914A844-AR

Class I: IGBIX

Voya Global Bond Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$67	0.65%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Classes C, and R underperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Top contributors to performance were non-agency commercial mortgage-backed securities (CMBS), non-agency residential mortgage-backed securities (RMBS), and high yield corporates.

Top detractors to performance: Top detractors from performance were investment-grade corporates and agency mortgages.

Total Return Based on $250,000 Investment

	Class I	Bloomberg Global Aggregate Index
2015	$250,000	$250,000
2016	$265,146	$263,975
2017	$279,971	$267,090
2018	$277,018	$261,615
2019	$300,757	$286,573
2020	$316,238	$302,707
2021	$316,395	$298,953
2022	$246,983	$236,801
2023	$251,145	$240,871
2024	$280,498	$263,861
2025	$297,730	$278,865

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	6.14%	-1.20%	1.76%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

Fund Statistics

  Total Net Assets$135,441,495
  # of Portfolio Holdings946
  Portfolio Turnover Rate128%
  Investment Advisory Fees Paid$536,347

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.7%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	2.5%
China Government Bond, 2.520%, 08/25/33	1.7%
United States Treasury Notes, 3.500%, 10/31/27	1.4%
Ginnie Mae - Class IX, 4.500%, 01/20/45	1.1%
Spain Government Bond, 1.450%, 04/30/29	1.1%
Thailand Government Bond, 2.875%, 12/17/28	1.0%
China Government Bond, 4.080%, 10/22/48	1.0%
Ginnie Mae, 4.500%, 05/20/53	1.0%
Peru Government Bond, 6.350%, 08/12/28	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.2%
U.S. Treasury Obligations	4.2%
U.S. Government Agency Obligations	6.2%
Asset-Backed Securities	8.7%
Commercial Mortgage-Backed Securities	9.9%
Sovereign Bonds	16.1%
Collateralized Mortgage Obligations	20.1%
Corporate Bonds/Notes	23.6%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective February 28, 2025, the Fund adopted an investment policy in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IGBIX

Voya Global Bond Fund

92914A851-AR

Class R: IGBRX

Voya Global Bond Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$118	1.15%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Classes C, and R underperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Top contributors to performance were non-agency commercial mortgage-backed securities (CMBS), non-agency residential mortgage-backed securities (RMBS), and high yield corporates.

Top detractors to performance: Top detractors from performance were investment-grade corporates and agency mortgages.

Total Return Based on $10,000 Investment

	Class R	Bloomberg Global Aggregate Index
2015	$10,000	$10,000
2016	$10,549	$10,559
2017	$11,074	$10,684
2018	$10,911	$10,465
2019	$11,785	$11,463
2020	$12,328	$12,108
2021	$12,273	$11,958
2022	$9,526	$9,472
2023	$9,638	$9,635
2024	$10,706	$10,554
2025	$11,306	$11,155

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R	5.61%	-1.72%	1.24%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

Fund Statistics

  Total Net Assets$135,441,495
  # of Portfolio Holdings946
  Portfolio Turnover Rate128%
  Investment Advisory Fees Paid$536,347

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.7%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	2.5%
China Government Bond, 2.520%, 08/25/33	1.7%
United States Treasury Notes, 3.500%, 10/31/27	1.4%
Ginnie Mae - Class IX, 4.500%, 01/20/45	1.1%
Spain Government Bond, 1.450%, 04/30/29	1.1%
Thailand Government Bond, 2.875%, 12/17/28	1.0%
China Government Bond, 4.080%, 10/22/48	1.0%
Ginnie Mae, 4.500%, 05/20/53	1.0%
Peru Government Bond, 6.350%, 08/12/28	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.2%
U.S. Treasury Obligations	4.2%
U.S. Government Agency Obligations	6.2%
Asset-Backed Securities	8.7%
Commercial Mortgage-Backed Securities	9.9%
Sovereign Bonds	16.1%
Collateralized Mortgage Obligations	20.1%
Corporate Bonds/Notes	23.6%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective February 28, 2025, the Fund adopted an investment policy in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IGBRX

Voya Global Bond Fund

92913W649-AR

Class R6: IGBZX

Voya Global Bond Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$67	0.65%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Classes C, and R underperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Top contributors to performance were non-agency commercial mortgage-backed securities (CMBS), non-agency residential mortgage-backed securities (RMBS), and high yield corporates.

Top detractors to performance: Top detractors from performance were investment-grade corporates and agency mortgages.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg Global Aggregate Index
2015	$1,000,000	$1,000,000
2016	$1,060,596	$1,055,900
2017	$1,119,031	$1,068,360
2018	$1,107,644	$1,046,458
2019	$1,202,656	$1,146,290
2020	$1,264,797	$1,210,827
2021	$1,265,861	$1,195,812
2022	$988,092	$947,203
2023	$1,005,100	$963,482
2024	$1,122,706	$1,055,446
2025	$1,191,987	$1,115,459

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R6	6.17%	-1.18%	1.77%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

Fund Statistics

  Total Net Assets$135,441,495
  # of Portfolio Holdings946
  Portfolio Turnover Rate128%
  Investment Advisory Fees Paid$536,347

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.7%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	2.5%
China Government Bond, 2.520%, 08/25/33	1.7%
United States Treasury Notes, 3.500%, 10/31/27	1.4%
Ginnie Mae - Class IX, 4.500%, 01/20/45	1.1%
Spain Government Bond, 1.450%, 04/30/29	1.1%
Thailand Government Bond, 2.875%, 12/17/28	1.0%
China Government Bond, 4.080%, 10/22/48	1.0%
Ginnie Mae, 4.500%, 05/20/53	1.0%
Peru Government Bond, 6.350%, 08/12/28	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.2%
U.S. Treasury Obligations	4.2%
U.S. Government Agency Obligations	6.2%
Asset-Backed Securities	8.7%
Commercial Mortgage-Backed Securities	9.9%
Sovereign Bonds	16.1%
Collateralized Mortgage Obligations	20.1%
Corporate Bonds/Notes	23.6%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective February 28, 2025, the Fund adopted an investment policy in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: IGBZX

Voya Global Bond Fund

92913W854-AR

Class W: IGBWX

Voya Global Bond Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$67	0.65%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Classes C, and R underperformed its benchmark, the Bloomberg Global Aggregate Index.

Top contributors to performance: Top contributors to performance were non-agency commercial mortgage-backed securities (CMBS), non-agency residential mortgage-backed securities (RMBS), and high yield corporates.

Top detractors to performance: Top detractors from performance were investment-grade corporates and agency mortgages.

Total Return Based on $10,000 Investment

	Class W	Bloomberg Global Aggregate Index
2015	$10,000	$10,000
2016	$10,602	$10,559
2017	$11,197	$10,684
2018	$11,075	$10,465
2019	$12,030	$11,463
2020	$12,648	$12,108
2021	$12,672	$11,958
2022	$9,879	$9,472
2023	$10,055	$9,635
2024	$11,223	$10,554
2025	$11,914	$11,155

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	6.16%	-1.19%	1.77%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

Fund Statistics

  Total Net Assets$135,441,495
  # of Portfolio Holdings946
  Portfolio Turnover Rate128%
  Investment Advisory Fees Paid$536,347

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.7%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	2.5%
China Government Bond, 2.520%, 08/25/33	1.7%
United States Treasury Notes, 3.500%, 10/31/27	1.4%
Ginnie Mae - Class IX, 4.500%, 01/20/45	1.1%
Spain Government Bond, 1.450%, 04/30/29	1.1%
Thailand Government Bond, 2.875%, 12/17/28	1.0%
China Government Bond, 4.080%, 10/22/48	1.0%
Ginnie Mae, 4.500%, 05/20/53	1.0%
Peru Government Bond, 6.350%, 08/12/28	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	11.2%
U.S. Treasury Obligations	4.2%
U.S. Government Agency Obligations	6.2%
Asset-Backed Securities	8.7%
Commercial Mortgage-Backed Securities	9.9%
Sovereign Bonds	16.1%
Collateralized Mortgage Obligations	20.1%
Corporate Bonds/Notes	23.6%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective February 28, 2025, the Fund adopted an investment policy in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IGBWX

Voya Global Bond Fund

92913W508-AR

Class A: NAWGX

Voya Global High Dividend Low Volatility Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$90	0.85%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to the active industry bets, smaller market cap tilt & lower beta.

Top contributors to performance: At the sector level, stock selection in health care, communication services, & energy had a positive impact. Key positive individual contributors included an underweight in UnitedHealth Group Inc., not owning Salesforce, Inc. & an overweight to Cardinal Health, Inc. Regionally, investments in Asia Excluding Japan, Europe-Non-Euro & Pacific regions contributed.

Top detractors to performance: At the sector level, stock selection in information technology, financials, & materials detracted. Notable individual detractors were the underweight position in JPMorgan Chase & Co., not owning Oracle Corp. & Micron Technology, Inc. Regionally, investments in Japan, United States & Canada also detracted.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	MSCI All Country World Index℠	MSCI World Value Index℠
2015	$9,424	$10,000	$10,000	$10,000
2016	$9,339	$9,910	$10,205	$10,271
2017	$11,577	$12,284	$12,573	$12,349
2018	$11,428	$12,126	$12,507	$12,172
2019	$12,584	$13,353	$14,082	$13,208
2020	$11,408	$12,105	$14,770	$11,524
2021	$15,077	$15,998	$20,277	$16,323
2022	$14,239	$15,108	$16,230	$14,958
2023	$14,500	$15,386	$17,934	$15,417
2024	$18,059	$19,163	$23,815	$19,862
2025	$20,356	$21,600	$29,207	$22,621

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	6.23%	10.96%	7.37%
Class A - Excluding Sales Charge	12.72%	12.28%	8.01%
MSCI All Country World Index℠	22.64%	14.61%	11.31%
MSCI World Value Index℠	13.89%	14.44%	8.51%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$263,185,520
  # of Portfolio Holdings229
  Portfolio Turnover Rate71%
  Investment Advisory Fees Paid$1,014,238

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Meta Platforms, Inc. - Class A	2.0%
Johnson & Johnson	1.8%
AbbVie, Inc.	1.6%
Cisco Systems, Inc.	1.4%
Procter & Gamble Co.	1.4%
iShares Russell 1000 Value ETF	1.4%
Raytheon Technologies Corp.	1.2%
PepsiCo, Inc.	1.1%
Verizon Communications, Inc.	1.0%
Toronto-Dominion Bank	0.9%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	4.1%
Hong Kong	1.0%
Spain	1.2%
Netherlands	1.2%
Australia	1.3%
Germany	1.3%
Italy	1.4%
France	3.7%
Japan	4.4%
Canada	4.5%
United Kingdom	5.2%
United States	68.2%

Sector Allocation

Value	Value
Financials	25.8%
Industrials	14.5%
Health Care	12.7%
Consumer Staples	8.5%
Communication Services	8.0%
Information Technology	6.2%
Utilities	5.7%
Energy	5.5%
Real Estate	4.1%
Consumer Discretionary	3.9%
Materials	2.6%
Exchange-Traded Funds	1.9%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: NAWGX

Voya Global High Dividend Low Volatility Fund

92913X811-AR

Class C: NAWCX

Voya Global High Dividend Low Volatility Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$169	1.60%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to the active industry bets, smaller market cap tilt & lower beta.

Top contributors to performance: At the sector level, stock selection in health care, communication services, & energy had a positive impact. Key positive individual contributors included an underweight in UnitedHealth Group Inc., not owning Salesforce, Inc. & an overweight to Cardinal Health, Inc. Regionally, investments in Asia Excluding Japan, Europe-Non-Euro & Pacific regions contributed.

Top detractors to performance: At the sector level, stock selection in information technology, financials, & materials detracted. Notable individual detractors were the underweight position in JPMorgan Chase & Co., not owning Oracle Corp. & Micron Technology, Inc. Regionally, investments in Japan, United States & Canada also detracted.

Total Return Based on $10,000 Investment

	Class C with Sale Charges	Class C without Sales Charge	MSCI All Country World Index℠	MSCI World Value Index℠
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,832	$9,832	$10,205	$10,271
2017	$12,102	$12,102	$12,573	$12,349
2018	$11,852	$11,852	$12,507	$12,172
2019	$12,955	$12,955	$14,082	$13,208
2020	$11,661	$11,661	$14,770	$11,524
2021	$15,296	$15,296	$20,277	$16,323
2022	$14,335	$14,335	$16,230	$14,958
2023	$14,488	$14,488	$17,934	$15,417
2024	$18,045	$18,045	$23,815	$19,862
2025	$20,340	$20,340	$29,207	$22,621

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	10.84%	11.44%	7.36%
Class C - Excluding Sales Charge	11.84%	11.44%	7.36%
MSCI All Country World Index℠	22.64%	14.61%	11.31%
MSCI World Value Index℠	13.89%	14.44%	8.51%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$263,185,520
  # of Portfolio Holdings229
  Portfolio Turnover Rate71%
  Investment Advisory Fees Paid$1,014,238

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Meta Platforms, Inc. - Class A	2.0%
Johnson & Johnson	1.8%
AbbVie, Inc.	1.6%
Cisco Systems, Inc.	1.4%
Procter & Gamble Co.	1.4%
iShares Russell 1000 Value ETF	1.4%
Raytheon Technologies Corp.	1.2%
PepsiCo, Inc.	1.1%
Verizon Communications, Inc.	1.0%
Toronto-Dominion Bank	0.9%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	4.1%
Hong Kong	1.0%
Spain	1.2%
Netherlands	1.2%
Australia	1.3%
Germany	1.3%
Italy	1.4%
France	3.7%
Japan	4.4%
Canada	4.5%
United Kingdom	5.2%
United States	68.2%

Sector Allocation

Value	Value
Financials	25.8%
Industrials	14.5%
Health Care	12.7%
Consumer Staples	8.5%
Communication Services	8.0%
Information Technology	6.2%
Utilities	5.7%
Energy	5.5%
Real Estate	4.1%
Consumer Discretionary	3.9%
Materials	2.6%
Exchange-Traded Funds	1.9%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: NAWCX

Voya Global High Dividend Low Volatility Fund

92913X837-AR

Class I: NAWIX

Voya Global High Dividend Low Volatility Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$64	0.60%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to the active industry bets, smaller market cap tilt & lower beta.

Top contributors to performance: At the sector level, stock selection in health care, communication services, & energy had a positive impact. Key positive individual contributors included an underweight in UnitedHealth Group Inc., not owning Salesforce, Inc. & an overweight to Cardinal Health, Inc. Regionally, investments in Asia Excluding Japan, Europe-Non-Euro & Pacific regions contributed.

Top detractors to performance: At the sector level, stock selection in information technology, financials, & materials detracted. Notable individual detractors were the underweight position in JPMorgan Chase & Co., not owning Oracle Corp. & Micron Technology, Inc. Regionally, investments in Japan, United States & Canada also detracted.

Total Return Based on $250,000 Investment

	Class I	MSCI All Country World Index℠	MSCI World Value Index℠
2015	$250,000	$250,000	$250,000
2016	$248,249	$255,125	$256,775
2017	$308,618	$314,314	$308,721
2018	$305,384	$312,680	$304,306
2019	$337,168	$352,046	$330,202
2020	$306,389	$369,261	$288,102
2021	$405,888	$506,921	$408,067
2022	$384,248	$405,740	$373,953
2023	$392,317	$448,350	$385,414
2024	$489,966	$595,368	$496,548
2025	$553,515	$730,176	$565,521

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	12.97%	12.56%	8.27%
MSCI All Country World Index℠	22.64%	14.61%	11.31%
MSCI World Value Index℠	13.89%	14.44%	8.51%

Fund Statistics

  Total Net Assets$263,185,520
  # of Portfolio Holdings229
  Portfolio Turnover Rate71%
  Investment Advisory Fees Paid$1,014,238

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Meta Platforms, Inc. - Class A	2.0%
Johnson & Johnson	1.8%
AbbVie, Inc.	1.6%
Cisco Systems, Inc.	1.4%
Procter & Gamble Co.	1.4%
iShares Russell 1000 Value ETF	1.4%
Raytheon Technologies Corp.	1.2%
PepsiCo, Inc.	1.1%
Verizon Communications, Inc.	1.0%
Toronto-Dominion Bank	0.9%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	4.1%
Hong Kong	1.0%
Spain	1.2%
Netherlands	1.2%
Australia	1.3%
Germany	1.3%
Italy	1.4%
France	3.7%
Japan	4.4%
Canada	4.5%
United Kingdom	5.2%
United States	68.2%

Sector Allocation

Value	Value
Financials	25.8%
Industrials	14.5%
Health Care	12.7%
Consumer Staples	8.5%
Communication Services	8.0%
Information Technology	6.2%
Utilities	5.7%
Energy	5.5%
Real Estate	4.1%
Consumer Discretionary	3.9%
Materials	2.6%
Exchange-Traded Funds	1.9%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: NAWIX

Voya Global High Dividend Low Volatility Fund

92914A752-AR

Class R6: VGHRX

Voya Global High Dividend Low Volatility Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$61	0.57%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to the active industry bets, smaller market cap tilt & lower beta.

Top contributors to performance: At the sector level, stock selection in health care, communication services, & energy had a positive impact. Key positive individual contributors included an underweight in UnitedHealth Group Inc., not owning Salesforce, Inc. & an overweight to Cardinal Health, Inc. Regionally, investments in Asia Excluding Japan, Europe-Non-Euro & Pacific regions contributed.

Top detractors to performance: At the sector level, stock selection in information technology, financials, & materials detracted. Notable individual detractors were the underweight position in JPMorgan Chase & Co., not owning Oracle Corp. & Micron Technology, Inc. Regionally, investments in Japan, United States & Canada also detracted.

Total Return Based on $1,000,000 Investment

	Class R6	MSCI All Country World Index℠	MSCI World Value Index℠
2/28/2020	$1,000,000	$1,000,000	$1,000,000
2020	$967,387	$1,105,106	$966,428
2021	$1,282,456	$1,517,090	$1,368,849
2022	$1,214,440	$1,214,278	$1,254,413
2023	$1,240,189	$1,341,801	$1,292,859
2024	$1,549,473	$1,781,788	$1,665,657
2025	$1,751,047	$2,185,235	$1,897,025

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (2/28/2020)
Class R6	13.01%	12.60%	10.38%
MSCI All Country World Index℠	22.64%	14.61%	14.47%
MSCI World Value Index℠	13.89%	14.44%	11.53%

Fund Statistics

  Total Net Assets$263,185,520
  # of Portfolio Holdings229
  Portfolio Turnover Rate71%
  Investment Advisory Fees Paid$1,014,238

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Meta Platforms, Inc. - Class A	2.0%
Johnson & Johnson	1.8%
AbbVie, Inc.	1.6%
Cisco Systems, Inc.	1.4%
Procter & Gamble Co.	1.4%
iShares Russell 1000 Value ETF	1.4%
Raytheon Technologies Corp.	1.2%
PepsiCo, Inc.	1.1%
Verizon Communications, Inc.	1.0%
Toronto-Dominion Bank	0.9%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	4.1%
Hong Kong	1.0%
Spain	1.2%
Netherlands	1.2%
Australia	1.3%
Germany	1.3%
Italy	1.4%
France	3.7%
Japan	4.4%
Canada	4.5%
United Kingdom	5.2%
United States	68.2%

Sector Allocation

Value	Value
Financials	25.8%
Industrials	14.5%
Health Care	12.7%
Consumer Staples	8.5%
Communication Services	8.0%
Information Technology	6.2%
Utilities	5.7%
Energy	5.5%
Real Estate	4.1%
Consumer Discretionary	3.9%
Materials	2.6%
Exchange-Traded Funds	1.9%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VGHRX

Voya Global High Dividend Low Volatility Fund

92914A380-AR

Class W: IGVWX

Voya Global High Dividend Low Volatility Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$64	0.60%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund underperformed its benchmark, the MSCI World Value IndexSM due to the active industry bets, smaller market cap tilt & lower beta.

Top contributors to performance: At the sector level, stock selection in health care, communication services, & energy had a positive impact. Key positive individual contributors included an underweight in UnitedHealth Group Inc., not owning Salesforce, Inc. & an overweight to Cardinal Health, Inc. Regionally, investments in Asia Excluding Japan, Europe-Non-Euro & Pacific regions contributed.

Top detractors to performance: At the sector level, stock selection in information technology, financials, & materials detracted. Notable individual detractors were the underweight position in JPMorgan Chase & Co., not owning Oracle Corp. & Micron Technology, Inc. Regionally, investments in Japan, United States & Canada also detracted.

Total Return Based on $10,000 Investment

	Class W	MSCI All Country World Index℠	MSCI World Value Index℠
2015	$10,000	$10,000	$10,000
2016	$9,931	$10,205	$10,271
2017	$12,345	$12,573	$12,349
2018	$12,213	$12,507	$12,172
2019	$13,485	$14,082	$13,208
2020	$12,252	$14,770	$11,524
2021	$16,234	$20,277	$16,323
2022	$15,369	$16,230	$14,958
2023	$15,691	$17,934	$15,417
2024	$19,593	$23,815	$19,862
2025	$22,142	$29,207	$22,621

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	13.00%	12.56%	8.27%
MSCI All Country World Index℠	22.64%	14.61%	11.31%
MSCI World Value Index℠	13.89%	14.44%	8.51%

Fund Statistics

  Total Net Assets$263,185,520
  # of Portfolio Holdings229
  Portfolio Turnover Rate71%
  Investment Advisory Fees Paid$1,014,238

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Meta Platforms, Inc. - Class A	2.0%
Johnson & Johnson	1.8%
AbbVie, Inc.	1.6%
Cisco Systems, Inc.	1.4%
Procter & Gamble Co.	1.4%
iShares Russell 1000 Value ETF	1.4%
Raytheon Technologies Corp.	1.2%
PepsiCo, Inc.	1.1%
Verizon Communications, Inc.	1.0%
Toronto-Dominion Bank	0.9%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	4.1%
Hong Kong	1.0%
Spain	1.2%
Netherlands	1.2%
Australia	1.3%
Germany	1.3%
Italy	1.4%
France	3.7%
Japan	4.4%
Canada	4.5%
United Kingdom	5.2%
United States	68.2%

Sector Allocation

Value	Value
Financials	25.8%
Industrials	14.5%
Health Care	12.7%
Consumer Staples	8.5%
Communication Services	8.0%
Information Technology	6.2%
Utilities	5.7%
Energy	5.5%
Real Estate	4.1%
Consumer Discretionary	3.9%
Materials	2.6%
Exchange-Traded Funds	1.9%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IGVWX

Voya Global High Dividend Low Volatility Fund

92913W706-AR

Class A: IEMHX

Voya Multi-Manager Emerging Markets Equity Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$172	1.47%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund outperformed its benchmark, the MSCI Emerging Markets IndexSM due to stock selection & currency allocation.

Top contributors to performance: On a country-level, South Korea, Saudi Arabia & Taiwan has a positive impact. On a sector-level basis, industrials, information technology, & real estate were among the strongest areas of relative performance. Top individual contributors were SK Square Co., Ltd., SK hynix Inc. & SAMSUNG C&T CORP.

Top detractors to performance: Style, sector & country allocation were detractors. The largest detractors on a country basis were underweights to China & South Africa, and overweight to UK. On a sector-level basis, consumer staples, materials & energy were the key detractors. Overweights to Infosys Ltd. Sponsored ADR, CP ALL Public Co. Ltd. & Tata Consultancy Services Ltd. drove underperformance at an individual name basis.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2015	$9,424	$10,000	$10,000	$10,000
2016	$10,217	$10,841	$10,022	$10,927
2017	$13,564	$14,393	$12,391	$13,817
2018	$11,081	$11,758	$11,370	$12,087
2019	$12,894	$13,682	$12,652	$13,521
2020	$13,871	$14,719	$12,321	$14,636
2021	$15,919	$16,892	$15,976	$17,119
2022	$10,557	$11,202	$12,025	$11,807
2023	$11,818	$12,540	$13,477	$13,082
2024	$14,153	$15,062	$16,756	$16,393
2025	$19,017	$20,179	$20,933	$20,970

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	26.61%	5.26%	6.64%
Class A - Excluding Sales Charge	34.37%	6.51%	7.27%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
MSCI Emerging Markets Index℠	27.91%	7.46%	7.69%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$229,794,882
  # of Portfolio Holdings353
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$1,879,351

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.2%
SK Hynix, Inc.	6.7%
SK Square Co. Ltd.	4.8%
iShares MSCI China ETF	3.8%
Tencent Holdings Ltd.	3.4%
Samsung Electronics Co. Ltd.	3.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.7%
Reliance Industries Ltd.	2.3%
NAVER Corp.	1.6%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	4.1%
Countries-Other	11.4%
Hong Kong	1.4%
United Arab Emirates	1.4%
Indonesia	1.8%
Singapore	2.1%
South Africa	2.6%
Mexico	4.8%
Brazil	7.3%
India	11.7%
Taiwan	12.8%
China	16.2%
South Korea	22.4%

Sector Allocation

Value	Value
Information Technology	28.6%
Financials	14.8%
Consumer Discretionary	12.5%
Industrials	11.3%
Communication Services	9.3%
Consumer Staples	6.8%
Energy	5.2%
Exchange-Traded Funds	3.8%
Materials	2.7%
Utilities	2.5%
Real Estate	1.3%
Health Care	0.9%
Short-Term Investments	1.6%
Liabilities in Excess of Other Assets	(1.3)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks. Additionally, effective December 1, 2025: (i) Nomura Holding America Inc. acquired Macquarie Asset Management’s U.S. and European public investment business, including Delaware Investments Fund Advisers, a sub-adviser to the Fund and (ii) the Fund entered into a new sub-advisory agreement with Nomura Investments Fund Advisers, on the same terms, compensation structure and with the same portfolio management teams as was in place under the Fund’s previous sub-advisory agreement with Delaware Investments Fund Advisers.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: IEMHX

Voya Multi-Manager Emerging Markets Equity Fund

92913W714-AR

Class C: IEMJX

Voya Multi-Manager Emerging Markets Equity Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$259	2.22%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund outperformed its benchmark, the MSCI Emerging Markets IndexSM due to stock selection & currency allocation.

Top contributors to performance: On a country-level, South Korea, Saudi Arabia & Taiwan has a positive impact. On a sector-level basis, industrials, information technology, & real estate were among the strongest areas of relative performance. Top individual contributors were SK Square Co., Ltd., SK hynix Inc. & SAMSUNG C&T CORP.

Top detractors to performance: Style, sector & country allocation were detractors. The largest detractors on a country basis were underweights to China & South Africa, and overweight to UK. On a sector-level basis, consumer staples, materials & energy were the key detractors. Overweights to Infosys Ltd. Sponsored ADR, CP ALL Public Co. Ltd. & Tata Consultancy Services Ltd. drove underperformance at an individual name basis.

Total Return Based on $10,000 Investment

	Class C with Sale Charges	Class C without Sales Charge	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,769	$10,769	$10,022	$10,927
2017	$14,187	$14,187	$12,391	$13,817
2018	$11,495	$11,495	$11,370	$12,087
2019	$13,291	$13,291	$12,652	$13,521
2020	$14,176	$14,176	$12,321	$14,636
2021	$16,152	$16,152	$15,976	$17,119
2022	$10,623	$10,623	$12,025	$11,807
2023	$11,816	$11,816	$13,477	$13,082
2024	$14,150	$14,192	$16,756	$16,393
2025	$19,014	$19,014	$20,933	$20,970

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	32.41%	5.73%	6.64%
Class C - Excluding Sales Charge	33.41%	5.73%	6.64%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
MSCI Emerging Markets Index℠	27.91%	7.46%	7.69%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$229,794,882
  # of Portfolio Holdings353
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$1,879,351

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.2%
SK Hynix, Inc.	6.7%
SK Square Co. Ltd.	4.8%
iShares MSCI China ETF	3.8%
Tencent Holdings Ltd.	3.4%
Samsung Electronics Co. Ltd.	3.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.7%
Reliance Industries Ltd.	2.3%
NAVER Corp.	1.6%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	4.1%
Countries-Other	11.4%
Hong Kong	1.4%
United Arab Emirates	1.4%
Indonesia	1.8%
Singapore	2.1%
South Africa	2.6%
Mexico	4.8%
Brazil	7.3%
India	11.7%
Taiwan	12.8%
China	16.2%
South Korea	22.4%

Sector Allocation

Value	Value
Information Technology	28.6%
Financials	14.8%
Consumer Discretionary	12.5%
Industrials	11.3%
Communication Services	9.3%
Consumer Staples	6.8%
Energy	5.2%
Exchange-Traded Funds	3.8%
Materials	2.7%
Utilities	2.5%
Real Estate	1.3%
Health Care	0.9%
Short-Term Investments	1.6%
Liabilities in Excess of Other Assets	(1.3)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks. Additionally, effective December 1, 2025: (i) Nomura Holding America Inc. acquired Macquarie Asset Management’s U.S. and European public investment business, including Delaware Investments Fund Advisers, a sub-adviser to the Fund and (ii) the Fund entered into a new sub-advisory agreement with Nomura Investments Fund Advisers, on the same terms, compensation structure and with the same portfolio management teams as was in place under the Fund’s previous sub-advisory agreement with Delaware Investments Fund Advisers.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: IEMJX

Voya Multi-Manager Emerging Markets Equity Fund

92913W722-AR

Class I: IEMGX

Voya Multi-Manager Emerging Markets Equity Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$131	1.12%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund outperformed its benchmark, the MSCI Emerging Markets IndexSM due to stock selection & currency allocation.

Top contributors to performance: On a country-level, South Korea, Saudi Arabia & Taiwan has a positive impact. On a sector-level basis, industrials, information technology, & real estate were among the strongest areas of relative performance. Top individual contributors were SK Square Co., Ltd., SK hynix Inc. & SAMSUNG C&T CORP.

Top detractors to performance: Style, sector & country allocation were detractors. The largest detractors on a country basis were underweights to China & South Africa, and overweight to UK. On a sector-level basis, consumer staples, materials & energy were the key detractors. Overweights to Infosys Ltd. Sponsored ADR, CP ALL Public Co. Ltd. & Tata Consultancy Services Ltd. drove underperformance at an individual name basis.

Total Return Based on $250,000 Investment

	Class I	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2015	$250,000	$250,000	$250,000
2016	$272,220	$250,550	$273,175
2017	$362,645	$309,780	$345,430
2018	$297,151	$284,254	$302,182
2019	$347,052	$316,290	$338,021
2020	$374,573	$308,034	$365,907
2021	$431,612	$399,397	$427,965
2022	$287,200	$300,626	$295,168
2023	$322,553	$336,917	$327,044
2024	$388,034	$418,898	$409,836
2025	$522,711	$523,323	$524,239

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	34.71%	6.89%	7.65%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
MSCI Emerging Markets Index℠	27.91%	7.46%	7.69%

Fund Statistics

  Total Net Assets$229,794,882
  # of Portfolio Holdings353
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$1,879,351

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.2%
SK Hynix, Inc.	6.7%
SK Square Co. Ltd.	4.8%
iShares MSCI China ETF	3.8%
Tencent Holdings Ltd.	3.4%
Samsung Electronics Co. Ltd.	3.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.7%
Reliance Industries Ltd.	2.3%
NAVER Corp.	1.6%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	4.1%
Countries-Other	11.4%
Hong Kong	1.4%
United Arab Emirates	1.4%
Indonesia	1.8%
Singapore	2.1%
South Africa	2.6%
Mexico	4.8%
Brazil	7.3%
India	11.7%
Taiwan	12.8%
China	16.2%
South Korea	22.4%

Sector Allocation

Value	Value
Information Technology	28.6%
Financials	14.8%
Consumer Discretionary	12.5%
Industrials	11.3%
Communication Services	9.3%
Consumer Staples	6.8%
Energy	5.2%
Exchange-Traded Funds	3.8%
Materials	2.7%
Utilities	2.5%
Real Estate	1.3%
Health Care	0.9%
Short-Term Investments	1.6%
Liabilities in Excess of Other Assets	(1.3)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks. Additionally, effective December 1, 2025: (i) Nomura Holding America Inc. acquired Macquarie Asset Management’s U.S. and European public investment business, including Delaware Investments Fund Advisers, a sub-adviser to the Fund and (ii) the Fund entered into a new sub-advisory agreement with Nomura Investments Fund Advisers, on the same terms, compensation structure and with the same portfolio management teams as was in place under the Fund’s previous sub-advisory agreement with Delaware Investments Fund Advisers.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IEMGX

Voya Multi-Manager Emerging Markets Equity Fund

92913W680-AR

Class R: IEMKX

Voya Multi-Manager Emerging Markets Equity Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$201	1.72%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund outperformed its benchmark, the MSCI Emerging Markets IndexSM due to stock selection & currency allocation.

Top contributors to performance: On a country-level, South Korea, Saudi Arabia & Taiwan has a positive impact. On a sector-level basis, industrials, information technology, & real estate were among the strongest areas of relative performance. Top individual contributors were SK Square Co., Ltd., SK hynix Inc. & SAMSUNG C&T CORP.

Top detractors to performance: Style, sector & country allocation were detractors. The largest detractors on a country basis were underweights to China & South Africa, and overweight to UK. On a sector-level basis, consumer staples, materials & energy were the key detractors. Overweights to Infosys Ltd. Sponsored ADR, CP ALL Public Co. Ltd. & Tata Consultancy Services Ltd. drove underperformance at an individual name basis.

Total Return Based on $10,000 Investment

	Class R	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2015	$10,000	$10,000	$10,000
2016	$10,808	$10,022	$10,927
2017	$14,314	$12,391	$13,817
2018	$11,664	$11,370	$12,087
2019	$13,537	$12,652	$13,521
2020	$14,511	$12,321	$14,636
2021	$16,622	$15,976	$17,119
2022	$10,989	$12,025	$11,807
2023	$12,279	$13,477	$13,082
2024	$14,669	$16,756	$16,393
2025	$19,674	$20,933	$20,970

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R	34.12%	6.28%	7.00%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
MSCI Emerging Markets Index℠	27.91%	7.46%	7.69%

Fund Statistics

  Total Net Assets$229,794,882
  # of Portfolio Holdings353
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$1,879,351

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.2%
SK Hynix, Inc.	6.7%
SK Square Co. Ltd.	4.8%
iShares MSCI China ETF	3.8%
Tencent Holdings Ltd.	3.4%
Samsung Electronics Co. Ltd.	3.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.7%
Reliance Industries Ltd.	2.3%
NAVER Corp.	1.6%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	4.1%
Countries-Other	11.4%
Hong Kong	1.4%
United Arab Emirates	1.4%
Indonesia	1.8%
Singapore	2.1%
South Africa	2.6%
Mexico	4.8%
Brazil	7.3%
India	11.7%
Taiwan	12.8%
China	16.2%
South Korea	22.4%

Sector Allocation

Value	Value
Information Technology	28.6%
Financials	14.8%
Consumer Discretionary	12.5%
Industrials	11.3%
Communication Services	9.3%
Consumer Staples	6.8%
Energy	5.2%
Exchange-Traded Funds	3.8%
Materials	2.7%
Utilities	2.5%
Real Estate	1.3%
Health Care	0.9%
Short-Term Investments	1.6%
Liabilities in Excess of Other Assets	(1.3)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks. Additionally, effective December 1, 2025: (i) Nomura Holding America Inc. acquired Macquarie Asset Management’s U.S. and European public investment business, including Delaware Investments Fund Advisers, a sub-adviser to the Fund and (ii) the Fund entered into a new sub-advisory agreement with Nomura Investments Fund Advisers, on the same terms, compensation structure and with the same portfolio management teams as was in place under the Fund’s previous sub-advisory agreement with Delaware Investments Fund Advisers.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IEMKX

Voya Multi-Manager Emerging Markets Equity Fund

92913W730-AR

Class W: IEMLX

Voya Multi-Manager Emerging Markets Equity Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$143	1.22%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund outperformed its benchmark, the MSCI Emerging Markets IndexSM due to stock selection & currency allocation.

Top contributors to performance: On a country-level, South Korea, Saudi Arabia & Taiwan has a positive impact. On a sector-level basis, industrials, information technology, & real estate were among the strongest areas of relative performance. Top individual contributors were SK Square Co., Ltd., SK hynix Inc. & SAMSUNG C&T CORP.

Top detractors to performance: Style, sector & country allocation were detractors. The largest detractors on a country basis were underweights to China & South Africa, and overweight to UK. On a sector-level basis, consumer staples, materials & energy were the key detractors. Overweights to Infosys Ltd. Sponsored ADR, CP ALL Public Co. Ltd. & Tata Consultancy Services Ltd. drove underperformance at an individual name basis.

Total Return Based on $10,000 Investment

	Class W	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
2015	$10,000	$10,000	$10,000
2016	$10,875	$10,022	$10,927
2017	$14,471	$12,391	$13,817
2018	$11,851	$11,370	$12,087
2019	$13,830	$12,652	$13,521
2020	$14,891	$12,321	$14,636
2021	$17,148	$15,976	$17,119
2022	$11,393	$12,025	$11,807
2023	$12,785	$13,477	$13,082
2024	$15,366	$16,756	$16,393
2025	$20,697	$20,933	$20,970

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	34.70%	6.81%	7.55%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
MSCI Emerging Markets Index℠	27.91%	7.46%	7.69%

Fund Statistics

  Total Net Assets$229,794,882
  # of Portfolio Holdings353
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$1,879,351

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.2%
SK Hynix, Inc.	6.7%
SK Square Co. Ltd.	4.8%
iShares MSCI China ETF	3.8%
Tencent Holdings Ltd.	3.4%
Samsung Electronics Co. Ltd.	3.4%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd.	2.7%
Reliance Industries Ltd.	2.3%
NAVER Corp.	1.6%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	4.1%
Countries-Other	11.4%
Hong Kong	1.4%
United Arab Emirates	1.4%
Indonesia	1.8%
Singapore	2.1%
South Africa	2.6%
Mexico	4.8%
Brazil	7.3%
India	11.7%
Taiwan	12.8%
China	16.2%
South Korea	22.4%

Sector Allocation

Value	Value
Information Technology	28.6%
Financials	14.8%
Consumer Discretionary	12.5%
Industrials	11.3%
Communication Services	9.3%
Consumer Staples	6.8%
Energy	5.2%
Exchange-Traded Funds	3.8%
Materials	2.7%
Utilities	2.5%
Real Estate	1.3%
Health Care	0.9%
Short-Term Investments	1.6%
Liabilities in Excess of Other Assets	(1.3)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks. Additionally, effective December 1, 2025: (i) Nomura Holding America Inc. acquired Macquarie Asset Management’s U.S. and European public investment business, including Delaware Investments Fund Advisers, a sub-adviser to the Fund and (ii) the Fund entered into a new sub-advisory agreement with Nomura Investments Fund Advisers, on the same terms, compensation structure and with the same portfolio management teams as was in place under the Fund’s previous sub-advisory agreement with Delaware Investments Fund Advisers.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IEMLX

Voya Multi-Manager Emerging Markets Equity Fund

92913W748-AR

Class I: IIGIX

Voya Multi-Manager International Equity Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Multi-Manager International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$97	0.88%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund underperformed its benchmark, the MSCI EAFE® Index.

Top contributors to performance: Currency & stock selection were the main contributors. At country level, Denmark, Australia, & France were the key contributors, with Novo Nordisk, SK hynix Inc., & Taiwan Semiconductor Manufacturing Co. Ltd. among the top individual contributors. At the sector level, health care, information technology & communication services were the top contributors.

Top detractors to performance: Country and style were the main detractors. On a country-level, Japan, Netherlands, and UK were top detractors. On a sector-level basis, financials & industrials were among the weakest areas of relative performance. Top individual detractors included SoftBank Group Corp., Wolters Kluwer N.V. & Rolls-Royce Holdings PLC.

Total Return Based on $250,000 Investment

	Class I	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2015	$250,000	$250,000	$250,000
2016	$242,140	$250,550	$241,925
2017	$295,246	$309,780	$298,632
2018	$269,179	$284,254	$278,176
2019	$297,515	$316,290	$308,887
2020	$300,167	$308,034	$287,697
2021	$392,293	$399,397	$386,032
2022	$273,439	$300,626	$297,244
2023	$305,303	$336,917	$340,050
2024	$373,737	$418,898	$418,146
2025	$449,204	$523,323	$514,452

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	20.19%	8.40%	6.04%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
MSCI EAFE® Index	23.03%	12.33%	7.48%

Fund Statistics

  Total Net Assets$568,344,032
  # of Portfolio Holdings529
  Portfolio Turnover Rate96%
  Investment Advisory Fees Paid$4,343,280

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Tencent Holdings Ltd.	1.8%
ASML Holding NV	1.6%
LVMH Moet Hennessy Louis Vuitton SE	1.2%
SAP SE	1.2%
HDFC Bank Ltd.	1.2%
GSK PLC	1.1%
London Stock Exchange Group PLC	1.0%
Novo Nordisk A/S - Class B	1.0%
AIA Group Ltd.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.3%
Countries-Other	26.2%
Sweden	3.4%
Switzerland	4.0%
Canada	4.5%
Netherlands	4.8%
Taiwan	4.9%
China	6.5%
Germany	7.3%
United States	7.4%
France	7.5%
United Kingdom	10.9%
Japan	11.3%

Sector Allocation

Value	Value
Financials	24.7%
Information Technology	16.2%
Industrials	15.8%
Health Care	9.8%
Consumer Discretionary	9.4%
Communication Services	6.9%
Consumer Staples	5.6%
Energy	4.3%
Materials	2.8%
Real Estate	1.8%
Utilities	1.4%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(0.8)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective February 28, 2025, the Fund adopted an investment policy in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Principal Investment Strategies & Principal Risks. Also, effective February 28, 2025, Acadian was added as additional sub-adviser, and Polaris Capital Management, LLC was removed as sub-adviser.

Changes in or Disagreements with Accountants

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIGIX

Voya Multi-Manager International Equity Fund

92914A596-AR

Class A: NTKLX

Voya Multi-Manager International Small Cap Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$174	1.52%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index due to stock selection. Style, sector & currency allocation were also additive.

Top contributors to performance: On a country-level, Canada, South Korea, & Italy were the key contributors.  At the sector level, stock selection was strongest within materials, information technology & industrials. Top individual contributors included Celestica Inc., Fresnillo PLC & Hyosung Heavy Industries Corp.

Top detractors to performance: Country allocation was a detractor. On a country-level, Israel, Germany, and Denmark were among the main areas where the Fund’s relative performance lagged. On a sector-level basis, communication services, utilities, and energy were among the weakest areas. Top individual detractors included ROCKWOOL A/S Class B, Rational Aktiengesellschaft, & IHI Corp.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Small Cap Index	S&P Developed Ex-U.S. SmallCap Index
2015	$9,425	$10,000	$10,000	$10,000	$10,000
2016	$9,443	$10,019	$10,022	$10,298	$10,333
2017	$12,328	$13,080	$12,391	$13,131	$13,057
2018	$10,871	$11,535	$11,370	$12,105	$12,051
2019	$11,390	$12,086	$12,652	$13,173	$13,003
2020	$11,910	$12,637	$12,321	$12,994	$12,987
2021	$16,446	$17,450	$15,976	$17,642	$17,777
2022	$12,076	$12,813	$12,025	$12,300	$12,334
2023	$13,155	$13,958	$13,477	$13,096	$13,256
2024	$16,381	$17,382	$16,756	$16,104	$16,207
2025	$21,195	$22,489	$20,933	$20,049	$20,316

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	21.94%	10.90%	7.80%
Class A - Excluding Sales Charge	29.38%	12.22%	8.44%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
S&P Developed Ex-U.S. SmallCap Index	25.35%	9.36%	7.35%
MSCI EAFE® Small Cap Index	24.50%	9.06%	7.20%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$434,527,257
  # of Portfolio Holdings1,366
  Portfolio Turnover Rate77%
  Investment Advisory Fees Paid$3,265,801

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Vanguard FTSE Developed Markets ETF	1.3%
Klepierre SA	1.3%
Bankinter SA	1.0%
Mapfre SA	1.0%
Finning International, Inc.	0.8%
Celestica, Inc.	0.8%
GEA Group AG	0.8%
Swissquote Group Holding SA	0.8%
Investec PLC - ZAR	0.7%
OceanaGold Corp.	0.7%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	17.3%
Denmark	2.7%
Spain	3.5%
Italy	4.2%
Switzerland	5.8%
Germany	6.1%
France	6.1%
Australia	6.1%
South Korea	6.2%
Canada	9.2%
United Kingdom	9.2%
Japan	21.1%

Sector Allocation

Value	Value
Industrials	23.1%
Financials	12.9%
Information Technology	12.7%
Consumer Discretionary	12.0%
Materials	10.2%
Health Care	6.6%
Real Estate	6.2%
Communication Services	4.7%
Energy	4.0%
Consumer Staples	2.8%
Utilities	2.3%
Exchange-Traded Funds	1.6%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.1)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: NTKLX

Voya Multi-Manager International Small Cap Fund

92913X779-AR

Class C: NARCX

Voya Multi-Manager International Small Cap Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$259	2.27%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index due to stock selection. Style, sector & currency allocation were also additive.

Top contributors to performance: On a country-level, Canada, South Korea, & Italy were the key contributors.  At the sector level, stock selection was strongest within materials, information technology & industrials. Top individual contributors included Celestica Inc., Fresnillo PLC & Hyosung Heavy Industries Corp.

Top detractors to performance: Country allocation was a detractor. On a country-level, Israel, Germany, and Denmark were among the main areas where the Fund’s relative performance lagged. On a sector-level basis, communication services, utilities, and energy were among the weakest areas. Top individual detractors included ROCKWOOL A/S Class B, Rational Aktiengesellschaft, & IHI Corp.

Total Return Based on $10,000 Investment

	Class C with Sale Charges	Class C without Sales Charge	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Small Cap Index	S&P Developed Ex-U.S. SmallCap Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$9,954	$9,954	$10,022	$10,298	$10,333
2017	$12,911	$12,911	$12,391	$13,131	$13,057
2018	$11,304	$11,304	$11,370	$12,105	$12,051
2019	$11,755	$11,755	$12,652	$13,173	$13,003
2020	$12,209	$12,209	$12,321	$12,994	$12,987
2021	$16,735	$16,735	$15,976	$17,642	$17,777
2022	$12,195	$12,195	$12,025	$12,300	$12,334
2023	$13,189	$13,189	$13,477	$13,096	$13,256
2024	$16,425	$16,425	$16,756	$16,104	$16,207
2025	$21,251	$21,251	$20,933	$20,049	$20,316

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	27.43%	11.39%	7.83%
Class C - Excluding Sales Charge	28.43%	11.39%	7.83%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
S&P Developed Ex-U.S. SmallCap Index	25.35%	9.36%	7.35%
MSCI EAFE® Small Cap Index	24.50%	9.06%	7.20%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$434,527,257
  # of Portfolio Holdings1,366
  Portfolio Turnover Rate77%
  Investment Advisory Fees Paid$3,265,801

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Vanguard FTSE Developed Markets ETF	1.3%
Klepierre SA	1.3%
Bankinter SA	1.0%
Mapfre SA	1.0%
Finning International, Inc.	0.8%
Celestica, Inc.	0.8%
GEA Group AG	0.8%
Swissquote Group Holding SA	0.8%
Investec PLC - ZAR	0.7%
OceanaGold Corp.	0.7%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	17.3%
Denmark	2.7%
Spain	3.5%
Italy	4.2%
Switzerland	5.8%
Germany	6.1%
France	6.1%
Australia	6.1%
South Korea	6.2%
Canada	9.2%
United Kingdom	9.2%
Japan	21.1%

Sector Allocation

Value	Value
Industrials	23.1%
Financials	12.9%
Information Technology	12.7%
Consumer Discretionary	12.0%
Materials	10.2%
Health Care	6.6%
Real Estate	6.2%
Communication Services	4.7%
Energy	4.0%
Consumer Staples	2.8%
Utilities	2.3%
Exchange-Traded Funds	1.6%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.1)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: NARCX

Voya Multi-Manager International Small Cap Fund

92913X795-AR

Class I: NAPIX

Voya Multi-Manager International Small Cap Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$138	1.20%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index due to stock selection. Style, sector & currency allocation were also additive.

Top contributors to performance: On a country-level, Canada, South Korea, & Italy were the key contributors.  At the sector level, stock selection was strongest within materials, information technology & industrials. Top individual contributors included Celestica Inc., Fresnillo PLC & Hyosung Heavy Industries Corp.

Top detractors to performance: Country allocation was a detractor. On a country-level, Israel, Germany, and Denmark were among the main areas where the Fund’s relative performance lagged. On a sector-level basis, communication services, utilities, and energy were among the weakest areas. Top individual detractors included ROCKWOOL A/S Class B, Rational Aktiengesellschaft, & IHI Corp.

Total Return Based on $250,000 Investment

	Class I	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Small Cap Index	S&P Developed Ex-U.S. SmallCap Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$251,583	$250,550	$257,450	$258,325
2017	$329,893	$309,780	$328,274	$326,419
2018	$291,989	$284,254	$302,636	$301,285
2019	$306,877	$316,290	$329,329	$325,087
2020	$321,947	$308,034	$324,850	$324,664
2021	$446,043	$399,397	$441,049	$444,433
2022	$328,601	$300,626	$307,499	$308,347
2023	$359,143	$336,917	$327,402	$331,412
2024	$448,684	$418,898	$402,590	$405,173
2025	$582,428	$523,323	$501,237	$507,898

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	29.81%	12.59%	8.83%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
S&P Developed Ex-U.S. SmallCap Index	25.35%	9.36%	7.35%
MSCI EAFE® Small Cap Index	24.50%	9.06%	7.20%

Fund Statistics

  Total Net Assets$434,527,257
  # of Portfolio Holdings1,366
  Portfolio Turnover Rate77%
  Investment Advisory Fees Paid$3,265,801

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Vanguard FTSE Developed Markets ETF	1.3%
Klepierre SA	1.3%
Bankinter SA	1.0%
Mapfre SA	1.0%
Finning International, Inc.	0.8%
Celestica, Inc.	0.8%
GEA Group AG	0.8%
Swissquote Group Holding SA	0.8%
Investec PLC - ZAR	0.7%
OceanaGold Corp.	0.7%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	17.3%
Denmark	2.7%
Spain	3.5%
Italy	4.2%
Switzerland	5.8%
Germany	6.1%
France	6.1%
Australia	6.1%
South Korea	6.2%
Canada	9.2%
United Kingdom	9.2%
Japan	21.1%

Sector Allocation

Value	Value
Industrials	23.1%
Financials	12.9%
Information Technology	12.7%
Consumer Discretionary	12.0%
Materials	10.2%
Health Care	6.6%
Real Estate	6.2%
Communication Services	4.7%
Energy	4.0%
Consumer Staples	2.8%
Utilities	2.3%
Exchange-Traded Funds	1.6%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.1)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: NAPIX

Voya Multi-Manager International Small Cap Fund

92914A760-AR

Class R6: VVJFX

Voya Multi-Manager International Small Cap Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$134	1.17%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index due to stock selection. Style, sector & currency allocation were also additive.

Top contributors to performance: On a country-level, Canada, South Korea, & Italy were the key contributors.  At the sector level, stock selection was strongest within materials, information technology & industrials. Top individual contributors included Celestica Inc., Fresnillo PLC & Hyosung Heavy Industries Corp.

Top detractors to performance: Country allocation was a detractor. On a country-level, Israel, Germany, and Denmark were among the main areas where the Fund’s relative performance lagged. On a sector-level basis, communication services, utilities, and energy were among the weakest areas. Top individual detractors included ROCKWOOL A/S Class B, Rational Aktiengesellschaft, & IHI Corp.

Total Return Based on $1,000,000 Investment

	Class R6	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Small Cap Index	S&P Developed ex-U.S. SmallCap Index
2/28/2023	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2023	$938,722	$972,977	$913,278	$912,943
2024	$1,172,974	$1,209,727	$1,123,011	$1,116,134
2025	$1,522,718	$1,511,293	$1,398,184	$1,399,111

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (2/28/2023)
Class R6	29.82%	17.05%
MSCI All Country World Ex-U.S. Index℠	24.93%	16.53%
S&P Developed ex-U.S. SmallCap Index	25.35%	13.31%
MSCI EAFE® Small Cap Index	24.50%	13.31%

Fund Statistics

  Total Net Assets$434,527,257
  # of Portfolio Holdings1,366
  Portfolio Turnover Rate77%
  Investment Advisory Fees Paid$3,265,801

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Vanguard FTSE Developed Markets ETF	1.3%
Klepierre SA	1.3%
Bankinter SA	1.0%
Mapfre SA	1.0%
Finning International, Inc.	0.8%
Celestica, Inc.	0.8%
GEA Group AG	0.8%
Swissquote Group Holding SA	0.8%
Investec PLC - ZAR	0.7%
OceanaGold Corp.	0.7%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	17.3%
Denmark	2.7%
Spain	3.5%
Italy	4.2%
Switzerland	5.8%
Germany	6.1%
France	6.1%
Australia	6.1%
South Korea	6.2%
Canada	9.2%
United Kingdom	9.2%
Japan	21.1%

Sector Allocation

Value	Value
Industrials	23.1%
Financials	12.9%
Information Technology	12.7%
Consumer Discretionary	12.0%
Materials	10.2%
Health Care	6.6%
Real Estate	6.2%
Communication Services	4.7%
Energy	4.0%
Consumer Staples	2.8%
Utilities	2.3%
Exchange-Traded Funds	1.6%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.1)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VVJFX

Voya Multi-Manager International Small Cap Fund

92914A372-AR

Class W: ISCWX

Voya Multi-Manager International Small Cap Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$146	1.27%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, excluding applicable sales charges, the Fund outperformed its benchmark, the S&P Developed ex-U.S. SmallCap Index due to stock selection. Style, sector & currency allocation were also additive.

Top contributors to performance: On a country-level, Canada, South Korea, & Italy were the key contributors.  At the sector level, stock selection was strongest within materials, information technology & industrials. Top individual contributors included Celestica Inc., Fresnillo PLC & Hyosung Heavy Industries Corp.

Top detractors to performance: Country allocation was a detractor. On a country-level, Israel, Germany, and Denmark were among the main areas where the Fund’s relative performance lagged. On a sector-level basis, communication services, utilities, and energy were among the weakest areas. Top individual detractors included ROCKWOOL A/S Class B, Rational Aktiengesellschaft, & IHI Corp.

Total Return Based on $10,000 Investment

	Class W	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Small Cap Index	S&P Developed Ex-U.S. SmallCap Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,053	$10,022	$10,298	$10,333
2017	$13,172	$12,391	$13,131	$13,057
2018	$11,648	$11,370	$12,105	$12,051
2019	$12,238	$12,652	$13,173	$13,003
2020	$12,828	$12,321	$12,994	$12,987
2021	$17,759	$15,976	$17,642	$17,777
2022	$13,072	$12,025	$12,300	$12,334
2023	$14,277	$13,477	$13,096	$13,256
2024	$17,822	$16,756	$16,104	$16,207
2025	$23,121	$20,933	$20,049	$20,316

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	29.73%	12.50%	8.74%
MSCI All Country World Ex-U.S. Index℠	24.93%	11.18%	7.67%
S&P Developed Ex-U.S. SmallCap Index	25.35%	9.36%	7.35%
MSCI EAFE® Small Cap Index	24.50%	9.06%	7.20%

Fund Statistics

  Total Net Assets$434,527,257
  # of Portfolio Holdings1,366
  Portfolio Turnover Rate77%
  Investment Advisory Fees Paid$3,265,801

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Vanguard FTSE Developed Markets ETF	1.3%
Klepierre SA	1.3%
Bankinter SA	1.0%
Mapfre SA	1.0%
Finning International, Inc.	0.8%
Celestica, Inc.	0.8%
GEA Group AG	0.8%
Swissquote Group Holding SA	0.8%
Investec PLC - ZAR	0.7%
OceanaGold Corp.	0.7%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.5%
Countries-Other	17.3%
Denmark	2.7%
Spain	3.5%
Italy	4.2%
Switzerland	5.8%
Germany	6.1%
France	6.1%
Australia	6.1%
South Korea	6.2%
Canada	9.2%
United Kingdom	9.2%
Japan	21.1%

Sector Allocation

Value	Value
Industrials	23.1%
Financials	12.9%
Information Technology	12.7%
Consumer Discretionary	12.0%
Materials	10.2%
Health Care	6.6%
Real Estate	6.2%
Communication Services	4.7%
Energy	4.0%
Consumer Staples	2.8%
Utilities	2.3%
Exchange-Traded Funds	1.6%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.1)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Fund’s Principal Investment Strategies and Principal Risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: ISCWX

Voya Multi-Manager International Small Cap Fund

92914A307-AR

Portfolio: VVIFX

Voya VACS Series EME Fund

Annual Shareholder Report

                   October 31, 2025

This annual shareholder report contains important information about Voya VACS Series EME Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$18	0.15%

How did the Fund perform in the past 12 months?

For the year ended October 31, 2025, the Fund outperformed its benchmark, the MSCI Emerging Markets IndexSM due to stock selection & currency allocation.

Top performance contributors: On a country-level, South Korea, Saudi Arabia & Taiwan were the top contributors. On a sector-level basis, industrials, information technology & real estate were among the strongest areas of relative performance. Top individual contributors were SK Square Co., Ltd., SK hynix Inc. & SAMSUNG C&T CORP.

Bottom performance detractors: Style, sector & country allocation were detractors. The largest detractors on a country basis were underweights in China & South Africa, as well as overweight to United Kingdom. On a sector-level basis, consumer staples, materials & energy were the key detractors. Overweights to Infosys Ltd., CP ALL Public Company Ltd. & Tata Consultancy Services Ltd. drove underperformance on an individual name basis.

Total Return Based on $10,000 Investment

	VACS Series EME Fund	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
6/7/2023	$10,000	$10,000	$10,000
2023	$9,470	$9,353	$9,413
2024	$11,517	$11,629	$11,796
2025	$15,617	$14,527	$15,088

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (6/7/2023)
VACS Series EME Fund	35.60%	20.41%
MSCI All Country World Ex-U.S. Index℠	24.93%	16.79%
MSCI Emerging Markets Index℠	27.91%	18.55%

Fund Statistics

  Total Net Assets$320,714,934
  # of Portfolio Holdings338
  Portfolio Turnover Rate49%
  Investment Advisory Fees PaidN/A

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
SK Hynix, Inc.	6.6%
SK Square Co. Ltd.	5.0%
iShares MSCI China ETF	3.7%
Tencent Holdings Ltd.	3.6%
Alibaba Group Holding Ltd.	3.5%
Samsung Electronics Co. Ltd.	3.4%
HDFC Bank Ltd.	2.5%
Reliance Industries Ltd.	2.3%
NAVER Corp.	1.6%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	4.7%
Countries-Other	11.1%
Hong Kong	1.4%
United Arab Emirates	1.4%
Indonesia	1.8%
Singapore	2.1%
South Africa	2.5%
Mexico	4.8%
Brazil	7.2%
India	11.4%
Taiwan	12.5%
China	16.5%
South Korea	22.6%

Sector Allocation

Value	Value
Information Technology	28.3%
Financials	14.6%
Consumer Discretionary	12.6%
Industrials	11.4%
Communication Services	9.3%
Consumer Staples	6.7%
Energy	5.1%
Exchange-Traded Funds	3.7%
Materials	2.7%
Utilities	2.5%
Real Estate	1.2%
Health Care	0.9%
Short-Term Investments	5.5%
Liabilities in Excess of Other Assets	(4.5)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended October 31, 2025. For more complete information, you may review the Fund's Prospectus, as supplemented, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective April 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the Fund’s name suggests. Corresponding changes were also made to the Principal Investment Strategies & Principal Risks. On July 25, 2025, the Fund filed a new registration statement to register shares under the Securities Act of 1933. Additionally, effective December 1, 2025: (i) Nomura Holding America Inc. acquired Macquarie Asset Management’s U.S. and European public investment business, including Delaware Investments Fund Advisers, a sub-adviser to the Fund and (ii) the Fund entered into a new sub-advisory agreement with Nomura Investments Fund Advisers, on the same terms, compensation structure and with the same portfolio management teams as was in place under the Fund’s previous sub-advisory agreement with Delaware Investments Fund Advisers.

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/mutual-fund/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIFX

Voya VACS Series EME Fund

92913W359-AR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, Christopher P. Sullivan, Jody Foster and Mark Wetzel are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gavin, Ms. Baldwin, and Mr. Sullivan are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Registrant during the Registrant’s fiscal year ended October 31, 2025 and October 31, 2024.

(a)	The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $157,020 for the year ended October 31, 2025 and $152,880 for the year ended October 31, 2024.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended October 31, 2025 and $0 for the year ended October 31, 2024.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $165,337 for the year ended October 31, 2025 and $62,363 for the year ended October 31, 2024. Such services included review of excise distribution calculations (if applicable), preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended October 31, 2025 and $0 for the year ended October 31, 2024.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

1

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:    November 14, 2024

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $840 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Service
German Tax Treaty Reclaims	√	Not to exceed $2,500 per fund during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:     January 1, 2025 to December 31, 2025

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA ENHANCED SECURITIZED INCOME FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST

VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

There were no services, or 0%, provided to the registrant by EY that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to each Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended October 31, 2025 and October 31, 2024; and (ii) the aggregate non-audit fees billed and paid to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2025	2024
Voya Mutual Funds	$168,697	$62,363
Voya Investments, LLC (1)	$13,561,125.52	$15,021,906

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(J)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

October 31, 2025

Voya VACS Series EME Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180 or by accessing the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Voya VACS Series EME Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya VACS Series EME Fund (the “Fund”) (one of the funds constituting Voya Mutual Funds (the “Trust”)), including the portfolio of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and the period from June 7, 2023 (commencement of operations) through October 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Mutual Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from June 7, 2023 (commencement of operations) through October 31, 2023 in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the auditing standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

December 19, 2025

1

STATEMENT OF ASSETS AND LIABILITIES as of October 31, 2025

ASSETS:
Investments in securities at fair value+*	$317,552,268
Short-term investments at fair value†	17,629,922
Cash	24,435
Cash collateral for futures contracts	35,718
Foreign currencies at value‡	96,211
Receivables:
Investment securities sold	13,043
Fund shares sold	197,677
Dividends	336,194
Interest	13,876
Foreign tax reclaims	27,813
Prepaid expenses	12,345
Reimbursement due from Investment Adviser	71,792
Other assets	1,381
Total assets	336,012,675

LIABILITIES:
Payable for investment securities purchased	13,059
Payable for fund shares redeemed	311,175
Payable upon receipt of securities loaned	14,010,338
Variation margin payable on futures contracts	2,805
Payable to trustees under the deferred compensation plan (Note 5)	1,381
Payable for trustee fees	649
Payable for foreign capital gains tax	748,089
Other accrued expenses and liabilities	210,245
Total liabilities	15,297,741
NET ASSETS	$320,714,934

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$226,019,254
Total distributable earnings	94,695,680
NET ASSETS	$320,714,934

+ Including securities loaned at value	$13,684,221
* Cost of investments in securities	$236,577,185
† Cost of short-term investments	$17,629,922
‡ Cost of foreign currencies	$96,236

Net assets	$320,714,934
Shares authorized	unlimited
Par value	–
Shares outstanding	21,923,568
Net asset value and redemption price per share	$14.63

See Accompanying Notes to Financial Statements

2

STATEMENT OF OPERATIONS for the year ended October 31, 2025

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$6,578,675
Interest	6,459
Securities lending income, net	46,767
Other	1,451
Total investment income	6,633,352

EXPENSES:
Transfer agent fees	1,554
Shareholder reporting expense	2,976
Registration fees	19,357
Professional fees	142,394
Custody and accounting expense	222,038
Trustee fees	6,489
Licensing fee (Note 6)	156,635
Miscellaneous expense	25,726
Interest expense	4,694
Total expenses	581,863
Waived and reimbursed fees	(180,996)
Net expenses	400,867
Net investment income	6,232,485

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	14,819,345
Forward foreign currency contracts	29,966
Foreign currency related transactions	(267,530)
Futures	136,525
Net realized gain	14,718,306

Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	63,650,414
Foreign currency related transactions	10,004
Futures	46,506
Net change in unrealized appreciation (depreciation)	63,706,924
Net realized and unrealized gain	78,425,230
Increase in net assets resulting from operations	$84,657,715

* Foreign taxes withheld	$743,543
^ Foreign capital gains taxes withheld	$185,183
# Change in foreign capital gains taxes accrued	$565,834

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
FROM OPERATIONS:
Net investment income	$6,232,485	$5,444,257
Net realized gain	14,718,306	1,013,595
Net change in unrealized appreciation (depreciation)	63,706,924	36,604,076
Increase in net assets resulting from operations	84,657,715	43,061,928

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(11,444,838)	(4,130,918)
Total distributions	(11,444,838)	(4,130,918)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	77,839,307	73,153,456
Reinvestment of distributions	11,444,838	4,130,918
	89,284,145	77,284,374
Cost of shares redeemed	(69,157,479)	(107,455,211)
Net increase (decrease) in net assets resulting from capital share transactions	20,126,666	(30,170,837)
Net increase in net assets	93,339,543	8,760,173

NET ASSETS:
Beginning of year or period	227,375,391	218,615,218
End of year or period	$320,714,934	$227,375,391

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS October 31, 2025

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
10-31-25	11.32	0.28	•	3.56	3.84	0.48	0.05	—	0.53	—	14.63	35.60	0.22	0.15	0.15	2.40	320,715	49
10-31-24	9.47	0.27	•	1.75	2.02	0.13	0.04	—	0.17	—	11.32	21.62	0.19	0.17	0.17	2.42	227,375	40
06-07-23(4)- 10-31-23	10.00	0.11	•	(0.64)	(0.53)	—	—	—	—	—	9.47	(5.30)	0.17	0.15	0.15	2.61	218,615	11

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

5

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025

NOTE 1 — ORGANIZATION

Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are six separate active investment series. This report is for Voya VACS Series EME Fund (“EME” or the “Fund”), a diversified series of the Trust.

The Fund does not have a share class designation. All shareholders are allocated the common expenses of the Fund and earn income and realized gains/losses from the Fund. Expenses that are specific to the Fund are charged directly to the Fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as one of the multiple sub-advisers to the Fund. Voya IM serves as one of the multiple sub-advisers for the Fund. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP

6

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions

7

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in

8

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

9

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

There were no open OTC derivatives at October 31, 2025.

H. Forward Foreign Currency Transactions and Futures Contracts. The Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For the year ended October 31, 2025, the Fund entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Fund used forward foreign currency contracts primarily to protect their non-U.S. dollar denominated holdings from adverse currency movements. During the year ended October 31, 2025, the Fund had an average contract amount on forward foreign currency contracts to sell of $65,593. There were no open forward foreign currency contracts at October 31, 2025.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended October 31, 2025, the Fund purchased futures contracts on equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended October 31, 2025, the Fund had an average notional value on futures contracts purchased of $966,085. Please refer to the tables within the Portfolio of Investments for open futures contracts during the year ended October 31, 2025.

I. Securities Lending. The Fund has the option to temporarily loan securities representing up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund

10

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended October 31, 2025, the cost of purchases and the proceeds from the sales of investments, excluding short-term securities, were as follows:

Purchases	Sales
$139,808,979	$124,819,989

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. There is no management fee charged per the Management Agreement for EME.

The Investment Adviser has entered into sub-advisory agreements with Delaware Investments Fund Advisers, Sustainable Growth Advisers, LP and Voya IM. These sub-advisers provide investment advice for the Fund and are paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At October 31, 2025, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Investment Trust Co.	88.14%

The Investment Advisor may direct the Fund’s Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 6 — LICENSING FEES

EME pays an annual licensing fee to FTSE International Limited in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, to 0.15% of the average net assets.

11

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of October 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Advisor and the related expiration dates are as follows:

October 31,
2026	2027	2028	Total
$9,699	$42,825	$180,996	$233,520

The Expense Limitation Agreement is contractual through March 1, 2026 and the Expense Limitation Agreement shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Fund, in addition to certain other funds managed by the Investment Adviser, entered

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line about through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund utilized the line of credit during the year ended October 31, 2025, as follows:

Approximate
	Approximate	Weighted
	Average	Average
	Daily Balance	Interest Rate
Days	For Days	For Days
Utilized	Utilized	Utilized
14	$2,321,286	5.20%

Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
10/31/2025	6,726,376	—	1,061,673	(5,950,415)	—	1,837,634	77,839,307	—	11,444,838	(69,157,479)	—	20,126,666
10/31/2024	6,639,768	—	412,679	(10,041,245)	—	(2,988,798)	73,153,456	—	4,130,918	(107,455,211)	—	(30,170,837)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Fund at its last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more

12

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 10 — SECURITIES LENDING (continued)

than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of October 31, 2025:

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$861,600	$(861,600)	$—
J.P. Morgan Securities LLC	12,039,060	(12,039,060)	—
Merrill Lynch International	515,562	(515,562)	—
Wells Fargo Securities LLC	267,999	(267,999)	—
Total	$13,684,221	$(13,684,221)	$—

(1) Cash Collateral with a fair value of $14,010,338 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs) and wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended	Year Ended
October 31,	October 31,
2025	2024
Ordinary	Ordinary
Income	Income
$11,444,838	$4,130,918

The tax-basis components of distributable earnings as of October 31, 2025, were:

Undistributed	Undistributed	Unrealized		Total
Ordinary	Long-term	Appreciation/		Distributable
Income	Capital Gains	(Depreciation)	Other	Earnings/(Loss)
$21,714,742	$9,875,819	$63,704,413	$(599,294)	$94,695,680

At October 31, 2025, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

13

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

As of October 31, 2025, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

14

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

In December 2023, FASB issued Accounting Standards Update 2023-09 Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the Fund's financial statements.

NOTE 15 — SUBSEQUENT EVENTS

Effective December 1, 2025: (i) Nomura Holding America Inc. acquired Macquarie Asset Management's U.S. and European public investment business, including Delaware Investments Fund Advisers, a sub-adviser to the Fund and (ii) the Fund entered into a new sub-advisory agreement with Nomura Investments Fund Advisers, on the same terms, compensation structure and with the same portfolio management teams as was in place under the Fund's previous sub-advisory agreement with Delaware Investments Fund Advisers.

Dividends: Subsequent to October 31, 2025, the Fund paid dividends and distributions per share of:

Net Investment	Short-term	Long-term	Payable	Record
Income	Capital Gains	Capital Gains	Date	Date
$0.9423	$0.0957	$0.4470	December 12, 2025	December 11, 2025

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

15

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 94.5%
	Brazil: 6.7%
78,510	Ambev SA	$186,062	0.0
367,083 (1)	Ambev SA, ADR	847,962	0.3
165,973	B3 SA - Brasil Bolsa Balcao	391,182	0.1
260,638	Banco Bradesco SA, ADR	880,956	0.3
47,588 (1)	Banco Santander Brasil SA, ADR	275,534	0.1
48,707	BB Seguridade Participacoes SA	298,763	0.1
32,234	Centrais Eletricas Brasileiras SA	333,248	0.1
23,915	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	587,790	0.2
46,489	Cia de Saneamento do Parana	297,169	0.1
11,840	Embraer SA	191,642	0.1
25,526	Energisa S/A	245,346	0.1
31,957	Equatorial Energia SA	217,226	0.1
128,082	Itau Unibanco Holding SA, ADR	942,684	0.3
55,221	Klabin SA	184,448	0.0
83,546	MBRF Global Foods Co. SA, ADR	270,689	0.1
1,772 (2)	MercadoLibre, Inc.	4,123,905	1.3
126,950	Petroleo Brasileiro SA -Foreign, ADR	1,477,698	0.5
21,550	Porto Seguro SA	192,269	0.1
28,772	Rumo SA	85,568	0.0
117,650	Sendas Distribuidora S/A	188,285	0.0
43,785	Telefonica Brasil SA	262,550	0.1
35,672	Telefonica Brasil SA, ADR	425,567	0.1
71,246	TIM SA/Brazil	321,272	0.1
20,110	TIM SA/Brazil, ADR	454,285	0.1
415,442	Totvs SA	3,437,081	1.1
25,561	Transmissora Alianca de Energia Eletrica SA	181,067	0.0
22,229	Vale SA, ADR	268,749	0.1
62,583	Vale SA - Foreign	756,238	0.2
64,793	Vibra Energia SA	286,874	0.1
164,680	XP, Inc. - Class A	3,000,470	0.9
		21,612,579	6.7
	Chile: 0.6%
998,507	Banco de Chile	175,230	0.0
118,913	Cencosud SA	368,769	0.1
29,668	Empresas Copec SA	212,119	0.1
2,301,987	Enel Americas SA	217,364	0.1
2,357,686	Enel Chile SA	180,100	0.1
33,981	Falabella SA	213,249	0.1
9,759 (2)	Sociedad Quimica y Minera de Chile SA, ADR	478,093	0.1
		1,844,924	0.6
	China: 16.5%
285,800	Alibaba Group Holding Ltd.	6,081,466	1.9
29,759	Alibaba Group Holding Ltd., ADR	5,071,826	1.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
210,000	Aluminum Corp. of China Ltd. - Class H	$267,019	0.1
51,000	Anhui Conch Cement Co. Ltd. - Class H	152,055	0.0
48,450 (2)	Baidu, Inc. - Class A	733,351	0.2
76,000	Beijing Enterprises Holdings Ltd.	333,479	0.1
356,000	Brilliance China Automotive Holdings Ltd.	175,164	0.0
20,300	BYD Co. Ltd. - Class H	262,276	0.1
1,003,000 (3)	CGN Power Co. Ltd. -Class H	397,380	0.1
274,000	China Communications Services Corp. Ltd. -Class H	164,212	0.0
252,000	China Construction Bank Corp. - Class H	249,491	0.1
294,000	China Everbright Environment Group Ltd.	181,910	0.1
193,600	China Gas Holdings Ltd.	199,127	0.1
82,000	China Hongqiao Group Ltd.	311,337	0.1
249,000	China Life Insurance Co. Ltd. - Class H	785,220	0.2
94,000	China Merchants Port Holdings Co. Ltd.	181,938	0.1
345,000 (3)	China Railway Signal & Communication Corp. Ltd. - Class H	151,376	0.0
40,000	China Resources Land Ltd.	144,518	0.0
176,000 (3)	China Tower Corp. Ltd. -Class H	254,258	0.1
131,000	CITIC Ltd.	202,478	0.1
146,500	COSCO Shipping Holdings Co. Ltd. - Class H	254,065	0.1
340,000	CSPC Pharmaceutical Group Ltd.	334,898	0.1
54,300	ENN Energy Holdings Ltd.	473,131	0.1
198,000	Geely Automobile Holdings Ltd.	469,717	0.1
246,000	Guangdong Investment Ltd.	233,696	0.1
612,989	H World Group Ltd.	2,376,950	0.7
73,800	Haier Smart Home Co. Ltd. - Class H	239,989	0.1
118,860	Inner Mongolia Yitai Coal Co. Ltd. - Class B	231,828	0.1
17,575 (2)	iQIYI, Inc., ADR	40,598	0.0
61,650	JD.com, Inc. - Class A	1,017,841	0.3
176,000	Jiangsu Expressway Co. Ltd. - Class H	214,265	0.1
74,500	Kingboard Holdings Ltd.	266,921	0.1
660,000	Kunlun Energy Co. Ltd.	606,663	0.2
122,700 (2)(3)	Legend Holdings Corp. -Class H	158,596	0.0
70,500	Li Ning Co. Ltd.	153,282	0.0
68,400 (2)(3)	Meituan - Class B	900,332	0.3

See Accompanying Notes to Financial Statements

16

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
55,100	Midea Group Co. Ltd. -Class H	$595,592	0.2
11,500	NetEase, Inc.	322,698	0.1
8,855 (2)	New Oriental Education & Technology Group, Inc., ADR	527,492	0.2
12,628 (2)	PDD Holdings, Inc., ADR	1,703,138	0.5
1,177,000	People's Insurance Co. Group of China Ltd. -Class H	1,057,075	0.3
1,822,000	PetroChina Co. Ltd. -Class H	1,883,436	0.6
204,000	PICC Property & Casualty Co. Ltd. - Class H	481,955	0.1
189,000 (3)	Qingdao Port International Co. Ltd. -Class H	172,774	0.0
50,500 (3)	Shandong Gold Mining Co. Ltd. - Class H	211,702	0.1
165,278	Shenzhen International Holdings Ltd.	171,325	0.0
231,000	Sino Biopharmaceutical Ltd.	210,425	0.1
298,000	Sinotrans Ltd. - Class H	202,554	0.1
140,725	Tencent Holdings Ltd.	11,430,777	3.6
114,527	Tencent Music Entertainment Group, ADR	2,556,243	0.8
358,000	Tingyi Cayman Islands Holding Corp.	491,187	0.1
3,000	Trip.com Group Ltd.	211,114	0.1
9,041	Trip.com Group Ltd., ADR	638,747	0.2
473,000	Uni-President China Holdings Ltd.	511,924	0.2
331,000	Want Want China Holdings Ltd.	213,901	0.1
21,000	Weibo Corp. - Class A	229,619	0.1
125,000	Weichai Power Co. Ltd. -Class H	258,287	0.1
44,000 (2)(3)	Xiaomi Corp. - Class B	244,108	0.1
217,000	Yangzijiang Shipbuilding Holdings Ltd.	586,065	0.2
87,091	Yum China Holdings, Inc.	3,750,566	1.2
		52,935,357	16.5
	Colombia: 0.1%
29,350	Interconexion Electrica SA ESP	190,353	0.1

	Czechia: 0.1%
5,669	CEZ AS	347,221	0.1

	Egypt: 0.1%
199,124	Commercial International Bank Egypt SAE	444,647	0.1

	Greece: 0.9%
13,890	Athens International Airport SA	160,423	0.0
52,424	Eurobank Ergasias Services and Holdings SA	197,197	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Greece (continued)
14,280	GEK Terna Holding Real Estate Construction SA	$381,130	0.1
14,134	Hellenic Telecommunications Organization SA	265,419	0.1
21,605	Helleniq Energy Holdings SA	190,027	0.1
15,025	Jumbo SA	476,951	0.1
11,489	Motor Oil Hellas Corinth Refineries SA	344,296	0.1
16,149	National Bank of Greece SA	237,365	0.1
21,557	OPAP SA	446,014	0.1
16,429	Public Power Corp. SA	285,324	0.1
		2,984,146	0.9
	Hong Kong: 1.4%
450,587	AIA Group Ltd.	4,384,543	1.4

	Hungary: 0.7%
82,293	Magyar Telekom Telecommunications PLC	431,311	0.1
80,345	MOL Hungarian Oil & Gas PLC	706,780	0.2
5,982	OTP Bank Nyrt	571,015	0.2
14,279	Richter Gedeon Nyrt	439,851	0.2
		2,148,957	0.7
	India: 11.4%
20,374	Aurobindo Pharma Ltd.	261,355	0.1
61,416	Bharat Electronics Ltd.	294,503	0.1
46,325	Bharat Petroleum Corp. Ltd.	185,842	0.0
11,243	Cipla Ltd./India	190,117	0.1
47,167	Coal India Ltd.	206,333	0.1
271,110	Coforge Ltd.	3,184,081	1.0
7,566	Coromandel International Ltd.	180,923	0.0
2,150	Divi's Laboratories Ltd.	163,226	0.0
16,510	Dr Reddy's Laboratories Ltd.	222,146	0.1
3,048	Eicher Motors Ltd.	240,373	0.1
18,564	Fortis Healthcare Ltd.	213,808	0.1
84,254	GAIL India Ltd.	173,337	0.0
53,620	HCL Technologies Ltd.	930,369	0.3
3,459 (3)	HDFC Asset Management Co. Ltd.	209,520	0.1
213,217	HDFC Bank Ltd.	2,370,728	0.7
164,424	HDFC Bank Ltd., ADR	5,955,437	1.8
2,486	Hero MotoCorp Ltd.	155,177	0.0
36,756	Hindalco Industries Ltd.	350,572	0.1
18,492	Hindustan Unilever Ltd.	513,565	0.2
46,725 (2)	Indus Towers Ltd.	191,475	0.1
79,770	Infosys Ltd.	1,329,135	0.4
246,239	Infosys Ltd. - Foreign, ADR	4,080,180	1.3
18,725 (2)	MakeMyTrip Ltd.	1,498,000	0.5
870	Maruti Suzuki India Ltd.	158,441	0.0
5,002	Mphasis Ltd.	155,477	0.0
70,536	National Aluminium Co. Ltd.	185,724	0.0
2,953	Persistent Systems Ltd.	196,517	0.1

See Accompanying Notes to Financial Statements

17

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
434,302	Reliance Industries Ltd.	$7,267,109	2.3
43,135	Reliance Strategic Investments Ltd.	149,084	0.0
101,837	Tata Consultancy Services Ltd.	3,504,895	1.1
54,258	Tata Consumer Products Ltd.	711,788	0.2
101,179	Tata Steel Ltd.	208,228	0.1
21,372	Tech Mahindra Ltd.	342,567	0.1
27,180	UPL Ltd.	220,436	0.1
33,774	Vedanta Ltd.	187,498	0.1
73,603	Wipro Ltd.	199,331	0.1
		36,587,297	11.4
	Indonesia: 1.8%
2,770,000	Astra International Tbk PT	1,024,245	0.3
6,802,989	Bank Central Asia Tbk PT	3,483,076	1.1
1,672,100	Perusahaan Gas Negara Tbk PT	174,829	0.1
2,193,800	Telkom Indonesia Persero Tbk PT	424,357	0.1
2,443,100	Unilever Indonesia Tbk PT	378,820	0.1
151,800	United Tractors Tbk PT	245,442	0.1
		5,730,769	1.8
	Japan: 1.4%
11,785	Fast Retailing Co. Ltd.	4,326,509	1.4

	Kuwait: 0.2%
151,010	Mobile Telecommunications Co. KSCP	260,977	0.1
58,061	National Bank of Kuwait SAKP	198,845	0.1
		459,822	0.2
	Luxembourg: 0.2%
15,675	Reinet Investments SCA	501,320	0.2

	Malaysia: 0.9%
414,900	Axiata Group Bhd	248,800	0.1
211,800	Gamuda Bhd	254,374	0.1
57,500	Petronas Dagangan Bhd	311,334	0.1
52,300	Petronas Gas Bhd	231,029	0.1
113,700	Press Metal Aluminium Holdings Bhd	171,751	0.0
968,800	Public Bank Bhd	975,308	0.3
107,800	Telekom Malaysia Bhd	187,869	0.1
141,900	Tenaga Nasional Bhd	449,575	0.1
		2,830,040	0.9
	Mexico: 4.8%
57,081	America Movil SAB de CV - Foreign, ADR	1,299,734	0.4
25,013	Arca Continental SAB de CV	242,045	0.1
307,710	Cemex SAB de CV	312,041	0.1
82,115	Cemex SAB de CV -Foreign, ADR	833,467	0.2
28,518	Coca-Cola Femsa SAB de CV	244,909	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Mexico (continued)
8,570	Coca-Cola Femsa SAB de CV - Foreign, ADR	$736,592	0.2
32,215	Fomento Economico Mexicano SAB de CV	303,501	0.1
32,468	Fomento Economico Mexicano SAB de CV -Foreign, ADR	3,063,680	0.9
86,167	Gentera SAB de CV	204,396	0.1
22,433	Grupo Aeroportuario del Centro Norte SAB de CV	276,463	0.1
14,825	Grupo Aeroportuario del Pacifico SAB de CV -Class B	307,903	0.1
9,748	Grupo Aeroportuario del Sureste SAB de CV -Class B	294,951	0.1
128,433	Grupo Financiero Banorte SAB de CV - Class O	1,205,695	0.4
34,913	Grupo Mexico SAB de CV	301,257	0.1
97,322	Grupo Televisa SAB, ADR	256,930	0.1
157,670	Kimberly-Clark de Mexico SAB de CV - Class A	305,606	0.1
113,045	Megacable Holdings SAB de CV	323,525	0.1
26,593 (2)	Ollamani SAB	88,388	0.0
143,638	Prologis Property Mexico SA de CV	575,758	0.2
21,550	Promotora y Operadora de Infraestructura SAB de CV	278,398	0.1
1,204,361	Wal-Mart de Mexico SAB de CV	3,986,770	1.2
		15,442,009	4.8
	Peru: 0.5%
23,632	Cia de Minas Buenaventura SAA, ADR	538,101	0.2
4,026	Credicorp Ltd.	1,050,786	0.3
		1,588,887	0.5
	Philippines: 0.2%
32,650	International Container Terminal Services, Inc.	294,483	0.1
25,230	Manila Electric Co.	250,799	0.1
		545,282	0.2
	Qatar: 0.5%
56,232	Industries Qatar QSC	196,140	0.1
79,351	Ooredoo QPSC	295,305	0.1
39,540	Qatar Electricity & Water Co. QSC	166,805	0.0
86,500	Qatar Fuel QSC	356,358	0.1
27,435	Qatar Islamic Bank SAQ	184,958	0.1
100,337	Qatar Navigation QSC	306,446	0.1
272,563	Vodafone Qatar QSC	180,037	0.0
		1,686,049	0.5
	Romania: 0.3%
45,742	Banca Transilvania SA	289,837	0.1
35,634	NEPI Rockcastle NV	288,566	0.1
1,587,356	OMV Petrom SA	339,164	0.1

See Accompanying Notes to Financial Statements

18

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Romania (continued)
5,612	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	$153,917	0.0
		1,071,484	0.3
	Saudi Arabia: 0.5%
22,773	Etihad Etisalat Co.	410,858	0.1
56,136	Jarir Marketing Co.	212,608	0.0
7,678	SABIC Agri-Nutrients Co.	250,687	0.1
82,900 (3)	Saudi Arabian Oil Co.	572,797	0.2
21,331	Saudi Telecom Co.	256,967	0.1
		1,703,917	0.5

	Singapore: 2.1%
773,880 (2)	Grab Holdings Ltd. -Class A	4,651,019	1.5
11,214 (2)	Sea Ltd., ADR	1,752,187	0.5
504,100	Yangzijiang Financial Holding Ltd.	409,685	0.1
		6,812,891	2.1

	South Africa: 2.5%
3,347	Anglo American Platinum Ltd.	207,009	0.1
9,621	Bid Corp. Ltd.	238,001	0.1
9,840	Capitec Bank Holdings Ltd.	2,177,076	0.7
9,351	Clicks Group Ltd.	197,166	0.0
32,757	Exxaro Resources Ltd.	334,136	0.1
6,380	Gold Fields Ltd.	245,988	0.1
11,044	Harmony Gold Mining Co. Ltd.	183,756	0.0
20,136	MTN Group Ltd.	201,169	0.1
3,440	Naspers Ltd. - Class N	241,612	0.1
60,286	OUTsurance Group Ltd.	253,836	0.1
110,057 (3)	Pepkor Holdings Ltd.	167,806	0.0
557,853	Sanlam Ltd.	2,927,059	0.9
24,505	Tiger Brands Ltd.	464,164	0.1
32,563	Vodacom Group Ltd.	263,606	0.1
		8,102,384	2.5

	South Korea: 22.5%
13,112	Cheil Worldwide, Inc.	187,117	0.1
2,729	DB Insurance Co. Ltd.	242,564	0.1
5,234	Hana Financial Group, Inc.	313,562	0.1
6,580	HD Hyundai Co. Ltd.	945,106	0.3
2,297	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	763,478	0.2
7,889	Hyundai Engineering & Construction Co. Ltd.	387,607	0.1
4,353	Hyundai Glovis Co. Ltd.	575,310	0.2
3,493	Hyundai Mobis Co. Ltd.	772,433	0.2
7,767	Hyundai Steel Co.	179,441	0.1
3,864	Kakao Corp.	176,101	0.0
12,910	Kangwon Land, Inc.	152,843	0.0
3,111	KB Financial Group, Inc.	253,962	0.1
4,077	KEPCO Plant Service & Engineering Co. Ltd.	144,614	0.0
7,188	Kia Corp.	602,920	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
23,295	Korea Electric Power Corp.	$697,314	0.2
3,869	KT&G Corp.	364,119	0.1
4,441	LG CNS Co. Ltd.	206,291	0.1
22,853 (2)	LG Display Co. Ltd.	233,641	0.1
60,648	LG Uplus Corp.	648,728	0.2
27,592	NAVER Corp.	5,171,187	1.6
960	POSCO Holdings, Inc.	208,795	0.1
3,722	S-1 Corp.	195,722	0.1
30,833	Samsung C&T Corp.	4,879,360	1.5
5,243	Samsung Electro-Mechanics Co. Ltd.	898,758	0.3
140,571	Samsung Electronics Co. Ltd.	10,581,653	3.3
17,331	Samsung Engineering Co. Ltd.	315,083	0.1
833	Samsung Fire & Marine Insurance Co. Ltd.	257,817	0.1
11,920 (2)	Samsung Heavy Industries Co. Ltd.	247,227	0.1
13,763	Samsung Life Insurance Co. Ltd.	1,487,358	0.5
2,836	Samsung SDS Co. Ltd.	363,762	0.1
3,200	Samsung Securities Co. Ltd.	173,190	0.0
16,223	Shinhan Financial Group Co. Ltd.	833,254	0.3
54,807	SK Hynix, Inc.	21,325,048	6.6
88,034 (2)	SK Square Co. Ltd.	15,979,556	5.0
16,707	SK Telecom Co. Ltd.	611,675	0.2
1,492	SK, Inc.	259,090	0.1
21,743	Woori Financial Group, Inc.	387,062	0.1
		72,022,748	22.5

	Taiwan: 12.5%
5,000	Accton Technology Corp.	173,884	0.1
13,699	Advantech Co. Ltd.	139,146	0.0
47,000	ASE Technology Holding Co. Ltd.	376,036	0.1
25,000	Asustek Computer, Inc.	564,788	0.2
26,000	Catcher Technology Co. Ltd.	167,654	0.0
46,000	Chicony Electronics Co. Ltd.	193,988	0.1
51,000	Chunghwa Telecom Co. Ltd.	217,309	0.1
139,000	CTBC Financial Holding Co. Ltd.	188,774	0.1
54,000	Delta Electronics, Inc.	1,736,849	0.5
7,000	Elite Material Co. Ltd.	307,550	0.1
154,000	Eva Airways Corp.	180,776	0.1
694,000 (1)(2)(3)	FIT Hon Teng Ltd.	519,212	0.2
56,000	Hon Hai Precision Industry Co. Ltd.	465,774	0.1
45,000	King Yuan Electronics Co. Ltd.	315,514	0.1
3,400	Largan Precision Co. Ltd.	244,032	0.1
76,000	Lite-On Technology Corp.	440,913	0.1
67,000	MediaTek, Inc.	2,841,433	0.9

See Accompanying Notes to Financial Statements

19

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
21,000	Novatek Microelectronics Corp.	$267,564	0.1
73,000	Powertech Technology, Inc.	407,789	0.1
29,000	Realtek Semiconductor Corp.	484,261	0.1
102,000	Synnex Technology International Corp.	188,045	0.1
592,550	Taiwan Semiconductor Manufacturing Co. Ltd.	28,655,532	8.9
282,000	United Microelectronics Corp.	425,884	0.1
65,000	WT Microelectronics Co. Ltd.	301,342	0.1
79,000	Zhen Ding Technology Holding Ltd.	417,161	0.1
		40,221,210	12.5

	Thailand: 1.2%
28,400	Advanced Info Service PCL	265,288	0.1
1,729,516	CP ALL PCL - Foreign	2,459,098	0.8
33,600	Kasikornbank PCL	193,674	0.1
77,300	PTT Exploration & Production PCL	256,141	0.1
373,200	PTT PCL - Foreign	354,916	0.1
22,100	Siam Cement PCL - Foreign	139,433	0.0
		3,668,550	1.2

	Turkey: 0.4%
612,341	Akbank TAS	884,151	0.3
14,589	BIM Birlesik Magazalar AS	186,827	0.1
23,868	Turk Hava Yollari AO	165,277	0.0
34,949	Turkiye Petrol Rafinerileri AS	164,052	0.0
		1,400,307	0.4

	United Arab Emirates: 1.4%
34,711	Abu Dhabi Islamic Bank PJSC	199,454	0.1
165,530	Abu Dhabi National Oil Co. for Distribution PJSC	161,792	0.0
534,061	Air Arabia PJSC	566,686	0.2
124,967	Aldar Properties PJSC	306,184	0.1
227,811	Dubai Investments PJSC	206,004	0.1
80,361	Dubai Islamic Bank PJSC	207,879	0.1
146,754	Emaar Development PJSC	596,124	0.2
471,769	Emaar Properties PJSC	1,825,578	0.6
30,690	Emirates Telecommunications Group Co. PJSC	162,037	0.0
113,573	Salik Co. PJSC	184,910	0.0
		4,416,648	1.4

	United Kingdom: 1.1%
60,309	Unilever PLC, ADR	3,629,999	1.1

	United States: 1.0%
2,286 (2)	BeiGene Ltd., ADR	709,757	0.2
10,404	Micron Technology, Inc.	2,328,103	0.7

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
6,916	Titan Cement International SA	$307,216	0.1
		3,345,076	1.0
	Total Common Stock
	(Cost $224,213,394)	302,985,925	94.5

EXCHANGE-TRADED FUNDS: 3.7%
187,943 (1)	iShares MSCI China ETF	11,947,536	3.7
	Total Exchange-Traded Funds
	(Cost $9,968,067)	11,947,536	3.7

PREFERRED STOCK: 0.8%
	Brazil: 0.5%
172,063	Cia Energetica de Minas Gerais	362,039	0.1
86,603	Gerdau SA	303,918	0.1
344,604	Itausa SA	744,941	0.2
26,470	Petroleo Brasileiro SA	146,029	0.1
		1,556,927	0.5
	Chile: 0.1%
62,830	Embotelladora Andina SA	282,770	0.1

	Colombia: 0.1%
28,484	Grupo de Inversiones Suramericana SA	302,230	0.1

	South Korea: 0.1%
1,599	LG Chem Ltd.	220,755	0.0
4,340	Samsung Electronics Co. Ltd.	256,125	0.1
		476,880	0.1
	Total Preferred Stock
	(Cost $2,395,724)	2,618,807	0.8
	Total Long-Term Investments
	(Cost $236,577,185)	317,552,268	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Repurchase Agreements: 3.6%
3,147,562 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 10/31/2025, 4.200%, due 11/03/2025 (Repurchase Amount $3,148,649, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $3,210,513, due 02/28/27-02/01/57)	3,147,562	1.0

See Accompanying Notes to Financial Statements

20

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,106,314 (4)	CF Secured LLC, Repurchase Agreement dated 10/31/2025, 4.190%, due 11/03/2025 (Repurchase Amount $1,106,695, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,128,441, due 06/30/26-08/20/65)	$1,106,314	0.3
3,147,562 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 10/31/2025, 4.150%, due 11/03/2025 (Repurchase Amount $3,148,636, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $3,210,513, due 06/30/27-10/20/55)	3,147,562	1.0
640,430 (4)	Deutsche Bank Securities, Inc., Repurchase Agreement dated 10/31/2025, 3.950%, due 11/03/2025 (Repurchase Amount $640,638, collateralized by various U.S. Government Securities, 1.125%-6.750%, Market Value plus accrued interest $653,239, due 02/15/26-08/15/55)	640,430	0.2
200,908 (4)	HSBC Securities (USA) Inc., Repurchase Agreement dated 10/31/2025, 4.140%, due 11/03/2025 (Repurchase Amount $200,976, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $204,926, due 07/15/30-02/15/51)	200,908	0.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,147,562 (4)	HSBC Securities (USA) Inc., Repurchase Agreement dated 10/31/2025, 4.150%, due 11/03/2025 (Repurchase Amount $3,148,636, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.550%-7.000%, Market Value plus accrued interest $3,210,513, due 01/01/32-06/01/55)	$3,147,562	1.0
	Total Repurchase Agreements
	(Cost $11,390,338)	11,390,338	3.6

	Time Deposits: 0.8%
330,000 (4)	Canadian Imperial Bank of Commerce, 3.850%, 11/03/2025	330,000	0.1
320,000 (4)	Cooperatieve Rabobank U.A., 3.860%, 11/03/2025	320,000	0.1
330,000 (4)	Credit Agricole Corporate and Investment Bank, 3.820%, 11/03/2025	330,000	0.1
320,000 (4)	DZ Bank AG, 3.840%, 11/03/2025	320,000	0.1
330,000 (4)	Landesbank Hessen Thueringen Girozentrale, 3.870%, 11/03/2025	330,000	0.1
330,000 (4)	Mizuho Bank Ltd., 3.870%, 11/03/2025	330,000	0.1
330,000 (4)	Royal Bank of Canada, 3.900%, 11/03/2025	330,000	0.1
330,000 (4)	Societe Generale S.A., 3.870%, 11/03/2025	330,000	0.1
	Total Time Deposits
	(Cost $2,620,000)	2,620,000	0.8

See Accompanying Notes to Financial Statements

21

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
2,887,584 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.980%	$2,887,584	0.9
732,000 (5)	Goldman Sachs Financial Square Government Fund, Institutional Class, 4.010%	732,000	0.2
	Total Mutual Funds
	(Cost $3,619,584)	3,619,584	1.1
	Total Short-Term Investments
	(Cost $17,629,922)	17,629,922	5.5
	Total Investments in Securities
	(Cost $254,207,107)	$335,182,190	104.5
	Liabilities in Excess of Other Assets	(14,467,256)	(4.5)
	Net Assets	$320,714,934	100.0
ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of October 31, 2025.

Percentage
Sector Diversification	of Net Assets
Information Technology	28.3%
Financials	14.6
Consumer Discretionary	12.6
Industrials	11.4
Communication Services	9.3
Consumer Staples	6.7
Energy	5.1
Exchange-Traded Funds	3.7
Materials	2.7
Utilities	2.5
Real Estate	1.2
Health Care	0.9
Short-Term Investments	5.5
Liabilities in Excess of Other Assets	(4.5)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

22

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	October 31, 2025
Asset Table
Investments, at fair value
Common Stock
Brazil	$21,612,579	$—	$—	$21,612,579
Chile	1,844,924	—	—	1,844,924
China	11,446,171	41,489,186	—	52,935,357
Colombia	190,353	—	—	190,353
Czechia	347,221	—	—	347,221
Egypt	—	444,647	—	444,647
Greece	1,083,388	1,900,758	—	2,984,146
Hong Kong	—	4,384,543	—	4,384,543
Hungary	—	2,148,957	—	2,148,957
India	11,533,617	25,053,680	—	36,587,297
Indonesia	—	5,730,769	—	5,730,769
Japan	—	4,326,509	—	4,326,509
Kuwait	—	459,822	—	459,822
Luxembourg	501,320	—	—	501,320
Malaysia	231,029	2,599,011	—	2,830,040
Mexico	15,442,009	—	—	15,442,009
Peru	1,588,887	—	—	1,588,887
Philippines	250,799	294,483	—	545,282
Qatar	1,194,645	491,404	—	1,686,049
Romania	442,483	629,001	—	1,071,484
Saudi Arabia	—	1,703,917	—	1,703,917
Singapore	6,403,206	409,685	—	6,812,891
South Africa	4,217,196	3,885,188	—	8,102,384
South Korea	895,955	71,126,793	—	72,022,748
Taiwan	—	40,221,210	—	40,221,210
Thailand	—	3,668,550	—	3,668,550
Turkey	—	1,400,307	—	1,400,307
United Arab Emirates	346,702	4,069,946	—	4,416,648
United Kingdom	3,629,999	—	—	3,629,999
United States	3,037,860	307,216	—	3,345,076
Total Common Stock	86,240,343	216,745,582	—	302,985,925
Exchange-Traded Funds	11,947,536	—	—	11,947,536
Preferred Stock	2,141,927	476,880	—	2,618,807
Short-Term Investments	3,619,584	14,010,338	—	17,629,922
Total Investments, at fair value	$103,949,390	$231,232,800	$—	$335,182,190
Other Financial Instruments+			—
Futures	21,923	—	—	21,923
Total Assets	$103,971,313	$231,232,800	$—	$335,204,113

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

23

Voya VACS Series EME Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

At October 31, 2025, the following futures contracts were outstanding for Voya VACS Series EME Fund:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
MSCI Emerging Markets Index	17	12/19/25	$1,196,460	$21,923
			$1,196,460	$21,923

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of October 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$21,923
Total Asset Derivatives		$21,923

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended October 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward foreign currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$136,525	$136,525
Foreign exchange contracts	29,966	—	29,966
Total	$29,966	$136,525	$166,491

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$46,506
Total	$46,506

At October 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $271,598,183.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$72,129,344
Gross Unrealized Depreciation	(8,424,931)
Net Unrealized Appreciation	$63,704,413

See Accompanying Notes to Financial Statements

24

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended October 31, 2025, were as follows:

Fund Name	Type	Per Share Amount
Voya VACS Series EME Fund
	NII	$0.4834
	STCG	$0.0468

NII - Net investment income

STCG - Short-term capital gain

For the year ended October 31, 2025, 23.50% of ordinary income dividends paid by the Fund (including creditable foreign taxes paid) are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals.

Pursuant to Section 853 of the Internal Revenue Code, Voya VACS Series EME Fund designates the following amounts as foreign taxes paid for the year ended October 31, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

		Portion of Ordinary
Creditable Foreign	Per Share	Income Derived From
Taxes Paid	Amount	Foreign Sourced Income*
$890,528	$0.0406	7.07%

*None of the Fund's income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

25

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY AGREEMENT IN CONNECTION WITH CHANGE OF CONTROL OF DELAWARE INVESTMENTS FUND ADVISERS

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), Voya VACS Series EME Fund (the “Fund”), a series of Voya Mutual Funds, can enter into a new sub-advisory agreement only if the Board of Trustees of the Voya Mutual Funds (the “Board”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory agreements, and who are not “interested persons” of the Fund, as such term is defined under the 1940 Act (the “Independent Trustees”), determines to approve the new arrangement. The 1940 Act also provides that any sub-advisory agreement must terminate automatically upon its “assignment.” As used in the 1940 Act, the term “assignment” includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is referred to herein as a “Change of Control.”

At a meeting held on September 18, 2025, the Board considered a proposal by management that Voya Investments, LLC (the “Adviser”) enter into the new sub-advisory agreement, on behalf of the Fund, (“New Sub-Advisory Agreement”) with Nomura Investments Fund Advisers (“NIFA”), effective December 1, 2025. The Board was informed that it was being asked to consider the New Sub-Advisory Agreement due to Nomura Holding America Inc.’s acquisition of Delaware Investments Fund Advisers (“DIFA”) (the “Transaction”). The Board was advised that the Transaction would result in a Change of Control of DIFA and constitute an “assignment” of the Fund’s sub-advisory agreement (the “Prior Sub-Advisory Agreement”) under which DIFA provides services to each Fund. In light of the foregoing, at a meeting held on September 18, 2025, the Board approved the New Sub-Advisory Agreement to replace the Prior Sub-Advisory Agreement, which was subsequently approved at its November 14, 2025 meeting, upon the closing of the Transaction. Discussed below are certain factors that the Board considered at its meeting on September 18, 2025, in determining whether to approve the New Sub-Advisory Agreement for each Fund.

The decision by the Board, including a majority of the Independent Trustees, to approve the New Sub-Advisory Agreement for each Fund was based on a determination by the Board that it would be in the best interests of the shareholders of the Fund for DIFA, under the name NIFA, to continue providing sub-advisory services for the Fund, without interruption, after the Change of Control. To inform its determinations of whether to approve the New Sub-Advisory Agreement, the Board requested, received, evaluated, and discussed such information as it deemed necessary for an informed determination of whether the New Sub-Advisory Agreement should be approved. Prior to its approval of the New Sub-Advisory Agreement, the Board reviewed, among other matters, the quality, extent and nature of the services currently being provided by DIFA under the Prior Sub-Advisory Agreement and to be provided by NIFA under the New Sub-Advisory Agreement for the Fund. In considering the New Sub-Advisory Agreement at its September 18, 2025 meeting, the Board placed emphasis on the information provided to it in connection with the Board’s annual review of the Prior Sub-Advisory Agreement, which was approved at a meeting of the Board held on November 14, 2025. Among other factors, the Board considered: (1) the nature, extent and quality of services to be provided under the Prior Sub-Advisory Agreement; (2) the fairness of the compensation under the Prior Sub-Advisory Agreement in light of the services to be provided by DIFA; (3) the sub-advisory fee rate payable by the Adviser to DIFA; and (4) the potential “fall-out” benefits to DIFA and its affiliates from DIFA’s relationship with the Fund.

To inform its determinations as to whether to approve the New Sub-Advisory Agreement, the Board also received the following materials: (1) information that DIFA provided to the Board in response to inquiries from K&L Gates LLP, counsel to the Independent Trustees, in connection with the Board’s consideration; and (2) a memorandum presenting management’s rationale for requesting that the Board approve the New Sub-Advisory Agreement. In reviewing the proposed New Sub-Advisory Agreement, the Board considered a number of factors, including, but not limited to, the following: (1) DIFA’s description of the Transaction; (2) DIFA’s representation that there are not expected to be any differences between the nature, extent and quality of services currently provided by DIFA to the Fund and those services that NIFA would provide to the Fund upon closing of the Transaction; (3) DIFA’s representations that, following the Transaction, DIFA does not expect any changes to (i) the Fund’s portfolio management team; (ii) the investment process used by NIFA with respect to the Fund; or (iii) its overall staffing levels; (4) representations by DIFA that the terms of the New Sub-Advisory Agreement are substantially similar to the terms of the Prior Sub-Advisory Agreement, and that the fee rate payable under the New Sub-Advisory Agreement is the same as the fee rate payable under the Prior Sub-Advisory Agreement; and (5) DIFA’s representations that there were no other material changes or developments relating to the information provided by DIFA in connection with the Board’s ongoing review of the Prior Sub-Advisory Agreement.

Based on the foregoing and other relevant considerations, at a meeting held on September 18, 2025, the Board, including a majority of the Independent Trustees, voted to

26

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

approve the New Sub-Advisory Agreement for the Fund. In this connection, the Board concluded that, in light of all factors considered, the terms of the New Sub-Advisory Agreement, including the fee rate schedule, were fair and reasonable, and the New Sub-Advisory Agreement should be approved for the Fund so as to enable a continuation without interruption of the services being provided by DIFA. The Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of the factors considered. The Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the New Sub-Advisory Agreement.

27

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Placement Agent	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
301 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

226105 (1025)

Annual Financial Statements and Other Information

October 31, 2025

Classes A, C, I, R, R6 and W

Global and International Funds

■	Voya Global Bond Fund
■	Voya Global High Dividend Low Volatility Fund
■	Voya Multi-Manager International Small Cap Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Global Bond Fund, Voya Global High Dividend Low Volatility Fund and Voya Multi-Manager International Small Cap Fund and the Board of Trustees of Voya Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Global Bond Fund, Voya Global High Dividend Low Volatility Fund and Voya Multi-Manager International Small Cap Fund (collectively referred to as the “Funds”) (three of the funds constituting Voya Mutual Funds (the “Trust”)), including the portfolios of investments, as of October 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting Voya Mutual Funds) at October 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

December 19, 2025

STATEMENTS OF ASSETS AND LIABILITIES as of October 31, 2025

		Voya Global
		High Dividend	Voya Multi-Manager
	Voya Global	Low Volatility	International
	Bond Fund	Fund	Small Cap Fund
ASSETS:
Investments in securities at fair value+*	$120,355,550	$261,821,799	$430,487,912
Short-term investments at fair value†	11,617,642	687,005	4,348,941
Cash	––	71,493	––
Cash collateral for futures contracts	689,709	––	––
Cash pledged for centrally cleared swaps (Note 2)	1,686,000	––	––
Cash pledged as collateral for OTC derivatives (Note 2)	2,180,000	––	––
Foreign currencies at value‡	2,259,358	2,402	534,019
Receivables:
Investment securities and currencies sold	2,165,580	––	10,688,717
Investment securities sold on a delayed-delivery or when-issued basis	1,568,068	––	––
Fund shares sold	20,063	3,829	167,290
Dividends	3,844	434,402	951,871
Interest	1,006,332	––	––
Foreign tax reclaims	10,088	588,140	594,426
Variation margin on centrally cleared swaps	22,816	––	––
Unrealized appreciation on forward foreign currency contracts	93,395	––	––
Unrealized appreciation on forward premium swaptions	235,950	––	––
Unrealized appreciation on OTC swap agreements	118,336	––	––
Prepaid expenses	32,721	15,973	23,122
Reimbursement due from Investment Adviser	29,447	36,948	1,170
Other assets	18,784	58,162	16,386
Total assets	144,113,683	263,720,153	447,813,854

LIABILITIES:
Income distribution payable	4,117	––	––
Payable for investment securities and currencies purchased	2,723,937	––	10,552,537
Payable for investment securities purchased on a delayed-delivery
or when-issued basis	2,169,522	––	––
Payable for fund shares redeemed	332,916	36,693	129,838
Payable upon receipt of securities loaned	1,637,537	124,005	1,946,310
Unrealized depreciation on forward foreign currency contracts	1,215,465	––	44
Unrealized depreciation on forward premium swaptions	147,650	––	––
Unrealized depreciation on OTC swap agreements	32,002	––	––
Variation margin payable on futures contracts	17,739	––	––
Cash received as collateral for OTC derivatives (Note 2)	140,000	––	––
Payable for investment management fees	57,304	114,017	374,921
Payable for distribution and shareholder service fees	6,257	50,074	15,651
Payable to custodian due to bank overdraft	26	––	15
Payable to trustees under the deferred compensation plan (Note 6)	18,784	58,162	16,386
Payable for trustee fees	398	653	854
Other accrued expenses and liabilities	148,980	151,029	250,041
Written options, at fair value^	19,554	––	––
Total liabilities	8,672,188	534,633	13,286,597
NET ASSETS	$135,441,495	$263,185,520	$434,527,257

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of October 31, 2025 (continued)

		Voya Global
		High Dividend	Voya Multi-Manager
	Voya Global	Low Volatility	International
	Bond Fund	Fund	Small Cap Fund
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$173,953,520	$218,393,659	$323,906,232
Total distributable earnings (loss)	(38,512,025)	44,791,861	110,621,025
NET ASSETS	$135,441,495	$263,185,520	$434,527,257

+ Including securities loaned at value	$1,592,171	$117,534	$1,788,412
* Cost of investments in securities	$123,782,319	$221,774,949	$352,327,483
† Cost of short-term investments	$11,618,538	$687,005	$4,348,941
‡ Cost of foreign currencies	$2,229,257	$2,426	$535,840
^ Premiums received on written options	$62,216	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of October 31, 2025 (continued)

			Voya Global
			High Dividend	Voya Multi-Manager
	Voya Global		Low Volatility	International
	Bond Fund		Fund	Small Cap Fund
Class A
Net assets	$18,970,773		$223,214,712	$63,250,587
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	2,579,605		4,415,933	817,707
Net asset value and redemption price per share†	$7.35		$50.55	$77.35
Maximum offering price per share (5.75%)(1)	$7.54	(2)	$53.63	$82.07

Class C
Net assets	$558,239		$2,035,292	$2,737,854
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	76,266		43,747	39,665
Net asset value and redemption price per share†	$7.32		$46.52	$69.03

Class I
Net assets	$69,400,738		$33,692,102	$337,482,785
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	9,484,515		659,450	4,368,395
Net asset value and redemption price per share	$7.32		$51.09	$77.26

Class R
Net assets	$4,029,003		n/a	n/a
Shares authorized	unlimited		n/a	n/a
Par value	—		n/a	n/a
Shares outstanding	546,321		n/a	n/a
Net asset value and redemption price per share	$7.37		n/a	n/a

Class R6
Net assets	$8,727,467		$162,518	$836,468
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	1,189,588		3,183	10,822
Net asset value and redemption price per share	$7.34		$51.06	77.30

Class W
Net assets	$33,755,275		$4,080,896	$30,219,563
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	4,670,251		79,945	302,421
Net asset value and redemption price per share	$7.23		$51.05	$99.93

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)	Maximum offering price is 2.50% and is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended October 31, 2025

		Voya Global
		High Dividend	Voya Multi-Manager
	Voya Global	Low Volatility	International
	Bond Fund	Fund	Small Cap Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$49,077	$8,089,317	$9,840,008
Interest, net of foreign taxes withheld*	7,888,835	1,070	295
Securities lending income, net	9,870	502	47,910
Other	946	1,489	1,885
Total investment income	7,948,728	8,092,378	9,890,098

EXPENSES:
Investment management fees	795,992	1,305,053	3,414,186
Distribution and shareholder service fees:
Class A	46,411	554,981	140,246
Class C	5,725	21,320	26,438
Class R	20,742	—	—
Transfer agent fees:
Class A	33,884	289,566	65,804
Class C	1,048	2,778	3,051
Class I	97,466	18,857	288,278
Class R	7,595	—	—
Class R6	126	52	150
Class W	62,101	5,145	32,147
Shareholder reporting expense	59,820	42,955	47,185
Registration fees	80,715	75,079	79,393
Professional fees	38,651	53,639	91,285
Custody and accounting expense	93,124	35,516	232,705
Trustee fees	3,981	6,526	8,535
Miscellaneous expense	26,969	30,202	54,625
Interest expense	—	1,636	2,060
Total expenses	1,374,350	2,443,305	4,486,088
Waived and reimbursed fees	(259,645)	(290,815)	(148,385)
Brokerage commission recapture	—	—	(1,321)
Net expenses	1,114,705	2,152,490	4,336,382
Net investment income	6,834,023	5,939,888	5,553,716
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld)	89,518	20,044,112	33,791,803
Forward foreign currency contracts	699,531	—	27,602
Foreign currency related transactions	812,688	2,470	(32,732)
Futures	(2,210,736)	—	—
Swaps	(761,178)	—	—
Written options	455,012	—	—
Net realized gain (loss)	(915,165)	20,046,582	33,786,673
Net change in unrealized appreciation (depreciation) on:
Investments	3,334,988	5,064,411	50,693,406
Forward foreign currency contracts	(1,141,624)	—	(59)
Foreign currency related transactions	45,684	45,914	27,886
Futures	1,787,363	—	—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended October 31, 2025 (continued)

		Voya Global
		High Dividend	Voya Multi-Manager
	Voya Global	Low Volatility	International
	Bond Fund	Fund	Small Cap Fund
Swaps	(79,885)	—	—
Written options	(1,434)	—	—
Net change in unrealized appreciation (depreciation)	3,945,092	5,110,325	50,721,233
Net realized and unrealized gain	3,029,927	25,156,907	84,507,906
Increase in net assets resulting from operations	$9,863,950	$31,096,795	$90,061,622
* Foreign taxes withheld	$13,769	$519,327	$1,209,508

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

			Voya Global High Dividend
	Voya Global Bond Fund		Low Volatility Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$6,834,023	$10,740,392	$5,939,888	$5,886,254
Net realized gain (loss)	(915,165)	(562,351)	20,046,582	16,559,102
Net change in unrealized appreciation (depreciation)	3,945,092	21,303,850	5,110,325	31,660,794
Increase in net assets resulting from operations	9,863,950	31,481,891	31,096,795	54,106,150

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(833,925)	(881,311)	(4,902,051)	(5,244,643)
Class C	(21,436)	(22,179)	(36,461)	(44,294)
Class I	(4,301,146)	(5,366,365)	(789,021)	(821,039)
Class R	(176,166)	(172,783)	—	—
Class R6	(602,348)	(2,940,258)	(3,785)	(3,578)
Class W	(1,610,476)	(1,914,331)	(98,057)	(90,494)
Return of capital:
Class A	—	(28,576)	—	—
Class C	—	(879)	—	—
Class I	—	(164,200)	—	—
Class R	—	(5,954)	—	—
Class R6	—	(80,831)	—	—
Class W	—	(53,921)	—	—
Total distributions	(7,545,497)	(11,631,588)	(5,829,375)	(6,204,048)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	35,155,658	43,496,729	11,025,385	21,507,593
Reinvestment of distributions	7,303,878	11,362,300	5,045,721	5,325,349
	42,459,536	54,859,029	16,071,106	26,832,942
Cost of shares redeemed	(96,730,978)	(169,482,067)	(29,742,722)	(61,922,870)
Net decrease in net assets resulting from capital share transactions	(54,271,442)	(114,623,038)	(13,671,616)	(35,089,928)
Net increase (decrease) in net assets	(51,952,989)	(94,772,735)	11,595,804	12,812,174
NET ASSETS:
Beginning of year or period	187,394,484	282,167,219	251,589,716	238,777,542
End of year or period	$135,441,495	$187,394,484	$263,185,520	$251,589,716

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Multi-Manager
	International Small Cap Fund
	Year Ended	Year Ended
	October 31,	October 31,
	2025	2024
FROM OPERATIONS:
Net investment income	$5,553,716	$4,623,829
Net realized gain	33,786,673	12,827,561
Net change in unrealized appreciation (depreciation)	50,721,233	40,934,505
Increase in net assets resulting from operations	90,061,622	58,385,895
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(1,173,638)	(823,531)
Class C	(44,372)	(29,371)
Class I	(5,116,475)	(3,750,363)
Class R6	(9,098)	(63)
Class W	(485,844)	(398,223)
Total distributions	(6,829,427)	(5,001,551)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	125,409,961	68,264,403
Reinvestment of distributions	6,663,924	4,792,898
	132,073,885	73,057,301
Cost of shares redeemed	(63,228,703)	(80,548,919)
Net increase (decrease) in net assets resulting from capital share transactions	68,845,182	(7,491,618)
Net increase in net assets	152,077,377	45,892,726

NET ASSETS:
Beginning of year or period	282,449,880	236,557,154
End of year or period	$434,527,257	$282,449,880

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya Global Bond Fund
Class A
10-31-25	7.26	0.30	•	0.12	0.42	0.33		—	—	0.33	—	7.35	5.88	1.12	0.90	0.90	4.12	18,971	128
10-31-24	6.81	0.29	•	0.48	0.77	0.31		—	0.01	0.32	—	7.26	11.35	1.11	0.90	0.90	4.00	19,298	177
10-31-23	6.98	0.25	•	(0.13)	0.12	0.21		—	0.08	0.29	—	6.81	1.51	1.09	0.90	0.90	3.47	20,493	292
10-31-22	9.34	0.17	•	(2.21)	(2.04)	0.00	*	—	0.32	0.32	—	6.98	(22.22)	1.05	0.90	0.90	2.04	23,251	218
10-31-21	9.77	0.18	•	(0.19)	(0.01)	0.04		—	0.38	0.42	—	9.34	(0.18)	1.02	0.90	0.90	1.90	34,657	191
Class C
10-31-25	7.23	0.24	•	0.12	0.36	0.27		—	—	0.27	—	7.32	5.09	1.87	1.65	1.65	3.36	558	128
10-31-24	6.78	0.24	•	0.47	0.71	0.25		—	0.01	0.26	—	7.23	10.58	1.86	1.65	1.65	3.25	635	177
10-31-23	6.95	0.19	•	(0.13)	0.06	0.15		—	0.08	0.23	—	6.78	0.68	1.84	1.65	1.65	2.69	615	292
10-31-22	9.29	0.10	•	(2.18)	(2.08)	0.00	*	—	0.26	0.26	—	6.95	(22.73)	1.80	1.65	1.65	1.27	1,139	218
10-31-21	9.71	0.11	•	(0.18)	(0.07)	0.03		—	0.32	0.35	—	9.29	(0.85)	1.77	1.65	1.65	1.18	3,262	191
Class I
10-31-25	7.23	0.31	•	0.12	0.43	0.34		—	—	0.34	—	7.32	6.14	0.80	0.65	0.65	4.32	69,401	128
10-31-24	6.78	0.31	•	0.48	0.79	0.33		—	0.01	0.34	—	7.23	11.69	0.76	0.65	0.65	4.25	113,001	177
10-31-23	6.95	0.27	•	(0.14)	0.13	0.22		—	0.08	0.30	—	6.78	1.68	0.73	0.65	0.65	3.75	117,805	292
10-31-22	9.29	0.19	•	(2.19)	(2.00)	0.00	*	—	0.34	0.34	—	6.95	(21.94)	0.71	0.65	0.65	2.29	107,231	218
10-31-21	9.72	0.20	•	(0.19)	0.01	0.04		—	0.40	0.44	—	9.29	0.05	0.67	0.65	0.65	2.05	160,932	191
Class R
10-31-25	7.28	0.28	•	0.12	0.40	0.31		—	—	0.31	—	7.37	5.61	1.37	1.15	1.15	3.86	4,029	128
10-31-24	6.83	0.27	•	0.48	0.75	0.29		—	0.01	0.30	—	7.28	11.08	1.36	1.15	1.15	3.75	4,685	177
10-31-23	7.00	0.24	•	(0.15)	0.09	0.19		—	0.08	0.27	—	6.83	1.18	1.34	1.15	1.15	3.23	4,303	292
10-31-22	9.35	0.15	•	(2.21)	(2.06)	0.00	*	—	0.29	0.29	—	7.00	(22.39)	1.30	1.15	1.15	1.79	4,449	218
10-31-21	9.77	0.16	•	(0.20)	(0.04)	0.03		—	0.35	0.38	—	9.35	(0.44)	1.27	1.15	1.15	1.65	6,170	191
Class R6
10-31-25	7.25	0.31	•	0.13	0.44	0.35		—	—	0.35	—	7.34	6.17	0.69	0.65	0.65	4.31	8,727	128
10-31-24	6.80	0.31	•	0.48	0.79	0.33		—	0.01	0.34	—	7.25	11.70	0.65	0.65	0.65	4.26	13,378	177
10-31-23	6.97	0.27	•	(0.14)	0.13	0.23		—	0.08	0.31	—	6.80	1.72	0.65	0.65	0.65	3.73	80,638	292
10-31-22	9.32	0.19	•	(2.19)	(2.00)	0.00	*	—	0.35	0.35	—	6.97	(21.94)	0.62	0.62	0.62	2.32	76,691	218
10-31-21	9.75	0.21	•	(0.20)	0.01	0.04		—	0.40	0.44	—	9.32	0.08	0.61	0.61	0.61	2.19	103,575	191
Class W
10-31-25	7.14	0.31	•	0.12	0.43	0.34		—	—	0.34	—	7.23	6.16	0.87	0.65	0.65	4.37	33,755	128
10-31-24	6.70	0.30	•	0.47	0.77	0.32		—	0.01	0.33	—	7.14	11.62	0.86	0.65	0.65	4.25	36,399	177
10-31-23	6.86	0.27	•	(0.14)	0.13	0.22		—	0.08	0.30	—	6.70	1.78	0.84	0.65	0.65	3.73	58,313	292
10-31-22	9.17	0.19	•	(2.17)	(1.98)	0.00	*	—	0.33	0.33	—	6.86	(22.04)	0.80	0.65	0.65	2.30	53,389	218
10-31-21	9.57	0.21	•	(0.18)	0.03	0.04		—	0.39	0.43	—	9.17	0.18	0.77	0.65	0.65	2.19	90,343	191
Voya Global High Dividend Low Volatility Fund
Class A
10-31-25	45.84	1.10	•	4.69	5.79	1.08		—	—	1.08	—	50.55	12.72	0.97	0.85	0.85	2.25	223,215	71
10-31-24	37.74	1.02	•	8.17	9.19	1.09		—	—	1.09	—	45.84	24.55	0.99	0.86	0.86	2.37	214,850	70
10-31-23	38.32	1.08	•	(0.34)	0.74	1.32		—	—	1.32	—	37.74	1.84	0.97	0.85	0.85	2.74	190,280	69
10-31-22	41.58	1.23	•	(3.53)	(2.30)	0.96		—	—	0.96	—	38.32	(5.56)	1.00	0.85	0.85	3.06	205,989	67
10-31-21	32.14	0.82	•	9.46	10.28	0.84		—	—	0.84	—	41.58	32.16	1.01	0.85	0.85	2.10	230,663	75
Class C
10-31-25	42.31	0.67	•	4.32	4.99	0.78		—	—	0.78	—	46.52	11.84	1.72	1.60	1.60	1.50	2,035	71
10-31-24	34.87	0.65	•	7.55	8.20	0.76		—	—	0.76	—	42.31	23.67	1.74	1.61	1.61	1.64	2,158	70
10-31-23	35.51	0.73	•	(0.32)	0.41	1.05		—	—	1.05	—	34.87	1.06	1.72	1.60	1.60	1.99	3,099	69

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya Global High Dividend Low Volatility Fund (continued)
Class C (continued)
10-31-22	38.61	0.84	•	(3.25)	(2.41)	0.69	—	—	0.69	—	35.51	(6.28)	1.75	1.60	1.60	2.25	4,208	67
10-31-21	29.90	0.48	•	8.81	9.29	0.58	—	—	0.58	—	38.61	31.17	1.76	1.60	1.60	1.33	6,174	75
Class I
10-31-25	46.32	1.23	•	4.73	5.96	1.19	—	—	1.19	—	51.09	12.97	0.65	0.60	0.60	2.50	33,692	71
10-31-24	38.11	1.12	•	8.28	9.40	1.19	—	—	1.19	—	46.32	24.90	0.64	0.61	0.61	2.59	31,022	70
10-31-23	38.68	1.20	•	(0.35)	0.85	1.42	—	—	1.42	—	38.11	2.10	0.62	0.60	0.60	2.99	42,281	69
10-31-22	41.96	1.37	•	(3.59)	(2.22)	1.06	—	—	1.06	—	38.68	(5.33)	0.65	0.60	0.60	3.36	44,628	67
10-31-21	32.43	0.93	•	9.54	10.47	0.94	—	—	0.94	—	41.96	32.47	0.67	0.60	0.60	2.36	58,145	75
Class R6
10-31-25	46.29	1.25	•	4.73	5.98	1.21	—	—	1.21	—	51.06	13.01	0.63	0.57	0.57	2.53	163	71
10-31-24	38.09	1.15	•	8.26	9.41	1.21	—	—	1.21	—	46.29	24.94	0.64	0.58	0.58	2.64	143	70
10-31-23	38.66	1.20	•	(0.34)	0.86	1.43	—	—	1.43	—	38.09	2.12	0.68	0.57	0.57	3.00	102	69
10-31-22	41.94	1.35	•	(3.56)	(2.21)	1.07	—	—	1.07	—	38.66	(5.30)	0.63	0.57	0.57	3.33	118	67
10-31-21	32.41	1.01	•	9.48	10.49	0.96	—	—	0.96	—	41.94	32.57	1.27	0.57	0.57	2.49	126	75
Class W
10-31-25	46.27	1.23	•	4.74	5.97	1.19	—	—	1.19	—	51.05	13.00	0.72	0.60	0.60	2.48	4,081	71
10-31-24	38.08	1.14	•	8.25	9.39	1.20	—	—	1.20	—	46.27	24.87	0.74	0.61	0.61	2.62	3,417	70
10-31-23	38.65	1.19	•	(0.34)	0.85	1.42	—	—	1.42	—	38.08	2.10	0.72	0.60	0.60	2.99	3,017	69
10-31-22	41.93	1.35	•	(3.57)	(2.22)	1.06	—	—	1.06	—	38.65	(5.33)	0.75	0.60	0.60	3.33	3,266	67
10-31-21	32.40	0.92	•	9.55	10.47	0.94	—	—	0.94	—	41.93	32.51	0.76	0.60	0.60	2.35	3,745	75
Voya Multi-Manager International Small Cap Fund
Class A
10-31-25	61.14	0.93	•	16.64	17.57	1.36	—	—	1.36	—	77.35	29.38	1.52	1.52	1.52	1.39	63,251	77
10-31-24	49.96	0.82	•	11.30	12.12	0.94	—	—	0.94	—	61.14	24.53	1.60	1.54	1.54	1.40	53,341	85
10-31-23	46.91	0.80	•	3.40	4.20	1.15	—	—	1.15	—	49.96	8.93	1.57	1.53	1.53	1.51	44,397	90
10-31-22	72.04	1.02	•	(18.33)	(17.31)	0.97	6.85	—	7.82	—	46.91	(26.58)	1.57	1.53	1.53	1.82	44,707	72
10-31-21	52.86	0.55	•	19.43	19.98	0.80	—	—	0.80	—	72.04	38.09	1.60	1.53	1.53	0.81	65,656	79
Class C
10-31-25	54.72	0.40	•	14.88	15.28	0.97	—	—	0.97	—	69.03	28.43	2.27	2.27	2.27	0.66	2,738	77
10-31-24	44.84	0.34	•	10.16	10.50	0.62	—	—	0.62	—	54.72	23.60	2.35	2.29	2.29	0.65	2,469	85
10-31-23	42.49	0.36	•	3.12	3.48	1.13	—	—	1.13	—	44.84	8.15	2.32	2.28	2.28	0.74	2,139	90
10-31-22	66.20	0.57	•	(16.72)	(16.15)	0.71	6.85	—	7.56	—	42.49	(27.12)	2.32	2.28	2.28	1.13	2,217	72
10-31-21	48.57	0.02	•	17.93	17.95	0.32	—	—	0.32	—	66.20	37.07	2.35	2.28	2.28	0.03	2,864	79
Class I
10-31-25	61.07	1.14	•	16.60	17.74	1.55	—	—	1.55	—	77.26	29.81	1.26	1.20	1.20	1.69	337,483	77
10-31-24	49.92	1.02	•	11.26	12.28	1.13	—	—	1.13	—	61.07	24.93	1.35	1.21	1.21	1.75	200,776	85
10-31-23	46.73	1.00	•	3.35	4.35	1.16	—	—	1.16	—	49.92	9.30	1.33	1.20	1.20	1.89	165,079	90
10-31-22	71.82	1.23	•	(18.27)	(17.04)	1.20	6.85	—	8.05	—	46.73	(26.33)	1.29	1.20	1.20	2.25	126,178	72
10-31-21	52.68	0.78	•	19.34	20.12	0.98	—	—	0.98	—	71.82	38.54	1.30	1.20	1.20	1.14	121,433	79
Class R6
10-31-25	61.10	1.34	•	16.42	17.76	1.56	—	—	1.56	—	77.30	29.82	1.17	1.17	1.17	1.96	836	77
10-31-24	49.94	1.03	•	11.27	12.30	1.14	—	—	1.14	—	61.10	24.96	2.06	1.21	1.21	1.67	107	85
02-28-23(4)- 10-31-23	53.20	0.70	•	(3.96)	(3.26)	—	—	—	—	—	49.94	(6.13)	2.41	1.20	1.20	1.93	3	90
Class W
10-31-25	78.52	1.42	•	21.48	22.90	1.49	—	—	1.49	—	99.93	29.73	1.27	1.27	1.27	1.65	30,220	77
10-31-24	63.88	1.22	•	14.49	15.71	1.07	—	—	1.07	—	78.52	24.82	1.35	1.29	1.29	1.63	25,757	85
10-31-23	59.54	1.19	•	4.30	5.49	1.15	—	—	1.15	—	63.88	9.22	1.32	1.28	1.28	1.75	24,940	90

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya Multi-Manager International Small Cap Fund (continued)
Class W (continued)
10-31-22	89.20	1.47	•	(23.16)	(21.69)	1.12	6.85	—	7.97	—	59.54	(26.40)	1.32	1.28	1.28	2.07	24,831	72
10-31-21	65.22	0.89	•	24.00	24.89	0.91	—	—	0.91	—	89.20	38.44	1.35	1.28	1.28	1.06	34,019	79

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025

NOTE 1 — ORGANIZATION

Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are six separate active investment series, three of which are included in this report (each, a “Fund” and collectively, the “Funds”): Voya Global Bond Fund (“Global Bond”), Voya Global High Dividend Low Volatility Fund (“Global High Dividend Low Volatility”), and Voya Multi-Manager International Small Cap Fund (“Multi-Manager International Small Cap”). Each Fund is a diversified series of the Trust.

Each Fund offers at least one or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agent fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to all Funds except Multi-Manager International Small Cap. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

The investment companies in which certain Funds invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which a Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine a Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as capital gain distributions from affiliated Underlying Funds.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds and Underlying Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At October 31, 2025, the maximum amount of loss that Global Bond would incur if their relevant counterparties failed to perform would be $451,753 which represents the gross payments to be received on open OTC purchased options, forward premium swaptions, OTC total return swaps, OTC volatility swaps and forward foreign currency contracts were they to be unwound as of October 31, 2025. To reduce the amount of potential loss, Global Bond received $140,000 in cash collateral from certain counterparties at October 31, 2025.

The Funds have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and/or a percentage decrease in a Fund’s NAV, which could cause a Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.

Global Bond and Multi-Manager International Small Cap had a liability position of $1,414,671 and $44 on forward foreign currency contracts, forward premium swaptions, OTC interest rate swaps, OTC volatility swaps and written OTC options with credit related contingent features. If a contingent feature would have been triggered as of October 31, 2025, the Funds could have been required to pay this amount in cash to its counterparties. At October 31, 2025, Global Bond pledged $2,180,000 in cash collateral to certain counterparties for its open OTC derivative transactions. Multi-Manager International Small Cap did not pledge any cash collateral at October 31, 2025.

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund and Underlying Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar, generally in connection with the planned purchases or sales of securities. The Funds and Underlying Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or may use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Multi-Manager International Small Cap used forward foreign currency contracts primarily to protect their non-U.S. dollar denominated holdings from adverse currency movements. Global Bond used forward foreign currency contracts primarily to gain currency exposure and to protect its non-U.S. dollar denominated holdings from adverse currency movements. The Funds had an average contract amount on forward foreign currency contracts to buy and sell as follows:

	Buy	Sell
Global Bond	$79,674,536	$18,495,393
Multi-Manager International Small Cap	1,316,828	56,846

Please refer to the tables within the Portfolio of Investments for Global Bond and Multi-Manager International Small Cap for open forward foreign currency contracts at October 31, 2025.

Each Fund and Underlying Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund and Underlying Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into such a contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended October 31, 2025, Global Bond had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended October 31, 2025, Global Bond had an average notional value of $72,881,476 and $12,371,980 on futures contracts purchased and sold, respectively. Please refer to the table for Global Bond within the Portfolio of Investments for open futures contracts at October 31, 2025.

F. Options Contracts. The Funds may write call and put options on futures, interest rate caps and floors, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss

During the year ended October 31, 2025, Global Bond had purchased and written interest rate swaptions to gain additional exposure to interest rates and to generate income. Global Bond had an average notional amount of $7,203,551 and $13,540,116 on purchased and written interest rate swaptions, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written interest rate swaptions at October 31, 2025.

During the year ended October 31, 2025, Global Bond had purchased and written foreign currency options to gain additional exposure to foreign currencies and to generate income. Global Bond had an average notional amount of $912,338 and $3,666,750 on purchased and written foreign currency options, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written foreign currency options at October 31, 2025.

During the year ended October 31, 2025, Global Bond had purchased and written forward premium swaptions to manage duration and yield curve exposures. Global Bond had an average notional amount of $19,116,478 and $59,497,796 on purchased and written forward premium swaptions, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written forward premium swaptions at October 31, 2025.

During the year ended October 31, 2025, Global Bond had purchased and written credit default swaptions to manage its credit exposure and to generate income with an average notional amount of $6,057,000 and $6,614,000, respectively. Please refer to the tables within the Portfolio of Investments for open written credit default swaptions for Global Bond at October 31, 2025. There were no open purchased credit default swaptions at October 31, 2025.

G. Swap Agreements. Certain Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate,

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statements of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Funds may sell credit default swaps which expose these Funds to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

For the year ended October 31, 2025, Global Bond had sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $2,600,000 to gain additional exposure with various sectors within the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Please refer to the tables within the Portfolio of Investments for open credit default swaps to sell protections at October 31, 2025.

Interest Rate Swap Agreements. Certain Funds may enter into interest rate swaps. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

For the year ended October 31, 2025, Global Bond has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $19,740,131.

For the year ended October 31, 2025, Global Bond has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $98,409,158.

Global Bond entered into interest rate swaps to manage its duration. Please refer to the table within the Portfolio of Investments for Global Bond for open centrally cleared interest rate swaps at October 31, 2025.

At October 31, 2025, Global Bond had pledged $1,686,000 for open centrally cleared swaps.

Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the year ended October 31, 2025, Global Bond had an average notional amount of $18,587,585 on receiver total return swaps. Please refer to the tables within the Portfolio of Investments for open receiver total returns swaps at October 31, 2025.

Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps. Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

For the year ended October 31, 2025, Global Bond had an average notional amount of $2,335,360 and $2,313,827 on cross-currency swaps in which the Fund receives and pays the floating rate. There were no open cross-currency swaps at October 31, 2025.

Volatility Swap Contracts. Certain Funds may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

For the year ended October 31, 2025, Global Bond entered into receiver and payer volatility swaps on foreign currencies with an average notional amount of $2,407,145 and $4,210,875, respectively. Please refer to the tables within the Portfolio of Investments for open volatility swaps at October 31, 2025.

H. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund, except for Global Bond and Global High Dividend Low Volatility, declares and pays dividends, if any, annually. Global Bond declares dividends daily and pays dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

I. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

As a result of several court cases, in certain countries across the European Union, Global High Dividend Low Volatility filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Income recognized, if any, for EU reclaims is reflected as other income in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by Global High Dividend Low Volatility, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by Global High Dividend Low Volatility during the fiscal year exceed foreign withholding taxes paid, and Global High Dividend Low Volatility previously passed foreign tax credit on to its shareholders, Global High Dividend Low Volatility will enter into a closing agreement with the Internal Revenue Service (“IRS”) in order to pay the associated tax liability on behalf of the Fund’s shareholders.

J. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

K. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 ⅓% of its total assets (except Multi-Manager International Small Cap and Global High Dividend Low Volatility, which can each lend up to 30% of its total assets) to brokers, dealers or

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

L. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Delayed-Delivery or When-Issued Transactions. Each Fund may purchase or sell securities on a when issued or a delayed-delivery basis. Each Fund may enter into forward commitments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds’ Portfolio of investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, the Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statements of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).

There was no cash collateral received or pledged for delayed-delivery or when-issued transactions as of October 31, 2025.

N. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended October 31, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Global Bond	$68,803,518	$107,173,096
Global High Dividend Low Volatility	185,115,013	198,697,817
Multi-Manager International Small Cap	328,063,689	262,705,602

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$119,850,426	$134,170,469

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi-Manager International Small Cap, may, from time to time, directly manage a portion of the Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.

As a Percentage of Average
Fund	Daily Net Assets
Global Bond	0.50%
Global High Dividend Low Volatility	0.50%
Multi-Manager International	1.00% on first $500 million;
Small Cap	0.95% on next $500 million; and
0.90% in excess of $1 billion

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for the various Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, policies, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):

Fund	Sub-Adviser
Global Bond	Voya IM*
Global High Dividend Low Volatility	Voya IM*
Multi-Manager International Small Cap	Acadian Asset Management LLC and Victory Capital Management Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”)

paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of a Fund pays the Distributor a Distribution and/ or Service Fee based on average daily net assets at the following annual rates:

	Class A	Class C	Class R
Global Bond	0.25%	1.00%	0.50%
Global High Dividend Low Volatility	0.25%	1.00%	N/A
Multi-Manager International Small Cap	0.25%	1.00%	N/A

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the year ended October 31, 2025, the Distributor retained the following amounts in sales charges from the following Funds:

	Class A	Class C
Initial Sales Charges:
Global Bond	$1,218	$—
Global High Dividend Low Volatility	4,989	—
Multi-Manager International Small Cap	974	—

Contingent Deferred Sales Charges:
Global Bond	$—	$4
Global High Dividend Low Volatility	—	96
Multi-Manager International Small Cap	1	—

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At October 31, 2025, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Fund:

Subsidiary	Fund	Percentage
Voya Institutional Trust Company	Global Bond	12.46%

The Investment Adviser may request that the Funds’ sub-advisers use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture on the Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

“Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended October 31, 2025, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Global Bond	$20,917
Global High Dividend Low Volatility	5,424
Multi-Manager International Small Cap	37,622

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class	Class
Fund	A	C	I	R	R6	W
Global Bond	0.90%	1.65%	0.65%	1.15%	0.65%	0.65%
Global High Dividend Low Volatility	0.85%	1.60%	0.60%	N/A	0.57%	0.60%
Multi-Manager International Small Cap	1.95%	2.60%	1.40%	N/A	1.40%	1.60%

Pursuant to a side letter agreement, through March 1, 2026, the Investment Adviser has further lowered the expense limits for Multi-Manager International Small Cap to the levels listed in the table below. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side letter agreement will continue. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

	Class	Class	Class	Class	Class
Fund	A	C	I	R6	W
Multi-Manager International Small Cap	1.53%	2.28%	1.20%	1.20%	1.28%

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of October 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	October 31,
	2026	2027	2028	Total
Global Bond	$—	$—	$57,551	$57,551
Global High Dividend Low Volatility	57,160	61,247	53,278	171,685

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of October 31, 2025, are as follows:

	October 31,
	2026	2027	2028	Total
Global Bond
Class A	$42,134	$43,168	$33,884	$119,186
Class C	1,250	1,313	1,048	3,611
Class I	90,073	126,449	97,466	313,988
Class R	8,564	8,914	7,594	25,072
Class W	100,617	87,418	62,101	250,136
Global High Dividend Low Volatility
Class A	$191,837	$217,971	$222,456	$632,264
Class C	3,640	2,515	2,132	8,287
Class I	—	2,888	8,968	11,856
Class R6	95	45	52	192
Class W	2,904	3,462	3,929	10,295

The Expense Limitation Agreement is contractual through March 1, 2026, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Funds, in addition to certain other funds managed by the Investment Adviser, entered agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line about through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Funds utilized the line of credit during the year ended October 31, 2025:

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Fund	Utilized	Utilized	Utilized
Global High Dividend Low Volatility	4	$2,858,750	5.15%
Multi-Manager International Small Cap	12	1,127,917	5.48

NOTE 9 — CAPITAL SHARES

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Global Bond
Class A
10/31/2025	451,907	—	108,163	(637,447)	—	(77,377)	3,301,686	—	786,888	(4,629,130)	—	(540,556)
10/31/2024	276,999	—	117,851	(746,630)	—	(351,780)	2,031,079	—	858,860	(5,432,319)	—	(2,542,380)
Class C
10/31/2025	848	—	2,957	(15,322)	—	(11,517)	6,132	—	21,400	(110,239)	—	(82,707)
10/31/2024	2,460	—	3,168	(8,538)	—	(2,910)	18,049	—	23,008	(62,481)	—	(21,424)
Class I
10/31/2025	3,009,905	—	569,686	(9,727,398)	—	(6,147,807)	21,762,758	—	4,106,690	(70,963,344)	—	(45,093,896)
10/31/2024	2,886,901	—	757,836	(5,387,427)	—	(1,742,690)	20,850,247	—	5,500,784	(38,993,677)	—	(12,642,646)
Class R
10/31/2025	88,203	—	24,158	(209,230)	—	(96,869)	645,000	—	176,166	(1,525,203)	—	(704,037)
10/31/2024	114,014	—	24,418	(125,031)	—	13,401	836,565	—	178,661	(921,834)	—	93,392
Class R6
10/31/2025	543,389	—	83,053	(1,282,522)	—	(656,080)	3,935,449	—	602,348	(9,402,351)	—	(4,864,554)
10/31/2024	2,252,953	—	390,204	(12,659,106)	—	(10,015,949)	16,279,222	—	2,833,271	(92,555,878)	—	(73,443,385)
Class W
10/31/2025	766,384	—	225,389	(1,420,667)	—	(428,894)	5,504,633	—	1,610,386	(10,100,711)	—	(2,985,692)
10/31/2024	487,500	—	274,432	(4,371,343)	—	(3,609,411)	3,481,567	—	1,967,716	(31,515,878)	—	(26,066,595)
Global High Dividend Low Volatility
Class A
10/31/2025	111,542	—	84,414	(466,673)	—	(270,717)	5,417,999	—	4,158,235	(22,770,770)	—	(13,194,536)
10/31/2024	119,433	—	102,775	(578,082)	—	(355,874)	5,132,513	—	4,443,381	(24,822,677)	—	(15,246,783)
Class C
10/31/2025	4,006	—	802	(12,073)	—	(7,265)	173,304	—	36,461	(536,961)	—	(327,196)
10/31/2024	2,212	—	1,110	(41,178)	—	(37,856)	89,133	—	44,294	(1,581,122)	—	(1,447,695)
Class I
10/31/2025	84,959	—	15,296	(110,594)	—	(10,339)	4,174,258	—	760,685	(5,384,774)	—	(449,831)
10/31/2024	378,559	—	17,302	(835,585)	—	(439,724)	16,211,975	—	754,874	(35,147,604)	—	(18,180,755)

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Global High Dividend Low Volatility (continued)
Class R6
10/31/2025	125	—	76	(99)	—	102	6,165	—	3,785	(4,992)	—	4,958
10/31/2024	429	—	82	(97)	—	414	17,735	—	3,578	(4,208)	—	17,105
Class W
10/31/2025	24,896	—	1,735	(20,533)	—	6,098	1,253,659	—	86,555	(1,045,225)	—	294,989
10/31/2024	1,272	—	1,815	(8,463)	—	(5,376)	56,237	—	79,222	(367,259)	—	(231,800)
Multi-Manager International Small Cap
Class A
10/31/2025	123,163	—	18,538	(196,448)	—	(54,747)	8,616,333	—	1,109,675	(13,167,368)	—	(3,441,360)
10/31/2024	100,049	—	14,398	(130,575)	—	(16,128)	5,820,648	—	772,576	(7,598,198)	—	(1,004,974)
Class C
10/31/2025	6,384	—	674	(12,515)	—	(5,457)	366,022	—	36,235	(763,865)	—	(361,608)
10/31/2024	3,836	—	559	(6,975)	—	(2,580)	201,619	—	27,008	(367,956)	—	(139,329)
Class I
10/31/2025	1,667,246	—	84,256	(670,875)	—	1,080,627	114,518,123	—	5,023,323	(45,216,826)	—	74,324,620
10/31/2024	1,065,200	—	67,287	(1,151,353)	—	(18,866)	61,019,877	—	3,595,827	(66,512,147)	—	(1,896,443)
Class R6
10/31/2025	10,049	—	153	(1,132)	—	9,070	634,330	—	9,098	(81,021)	—	562,407
10/31/2024	2,146	—	1	(450)	—	1,697	133,599	—	63	(28,409)	—	105,253
Class W
10/31/2025	14,491	—	6,293	(46,376)	—	(25,592)	1,275,153	—	485,593	(3,999,623)	—	(2,238,877)
10/31/2024	14,484	—	5,780	(82,653)	—	(62,389)	1,088,660	—	397,424	(6,042,209)	—	(4,556,125)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of October 31, 2025:

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 10 — SECURITIES LENDING (continued)

Global Bond
	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Capital Inc.	$7,311	$(7,311)	$—
BNP Paribas	170,814	(170,814)	—
BNP Paribas Prime Brokerage Int'l Ltd.	72,555	(72,555)	—
Deutsche Bank Securities Inc.	61,901	(61,901)	—
Goldman, Sachs & Co. LLC	136,177	(136,177)	—
HSBC Securities (USA) Inc.	26,643	(26,643)	—
J.P. Morgan Securities LLC	313,277	(313,277)	—
Morgan Stanley & Co. LLC	444,512	(444,512)	—
RBC Dominion Securities Inc.	25,154	(25,154)	—
Scotia Capital (USA) Inc.	21,664	(21,664)	—
TD Securities (USA) Inc.	59,693	(59,693)	—
Truist Securities Inc.	211,795	(211,795)	—
UBS AG	40,675	(40,675)	—
Total	$1,592,171	$(1,592,171)	$—

(1)	Cash collateral with a fair value of $1,637,537 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Global High Dividend Low Volatility
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
State Street Bank and Trust Company	$117,534	$(117,534)	$—
Total	$117,534	$(117,534)	$—

(1)	Cash collateral with a fair value of $124,005 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager International Small Cap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$124,335	$(124,335)	$—
BNP Paribas Financial Markets	122,967	(122,967)	—
BofA Securities Inc	84,282	(84,282)	—
Citigroup Global Markets Inc.	14,824	(14,824)	—
Goldman Sachs International	125,755	(125,755)	—
Goldman, Sachs & Co. LLC	204,394	(204,394)	—
J.P. Morgan Securities Plc.	59,063	(59,063)	—
Merrill Lynch International	118,785	(118,785)	—
Morgan Stanley & Co. LLC	774,145	(774,145)	—
Nomura Securities International, Inc.	53,903	(53,903)	—
UBS AG	104,015	(104,015)	—
Wells Fargo Securities LLC	1,944	(1,944)	—
Total	$1,788,412	$(1,788,412)	$—

(1)	Cash collateral with a fair value of $1,946,310 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/ tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, swaps, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Year Ended
	October 31,	Year Ended
	2025	October 31, 2024
	Ordinary	Ordinary	Return of
	Income	Income	Capital
Global Bond	$7,545,497	$11,297,227	$334,361
Global High Dividend Low Volatility	5,829,375	6,204,048	—
Multi-Manager International Small Cap	6,829,427	5,001,551	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of October 31, 2025, were:

	Undistributed	Undistributed	Unrealized				Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Global Bond	$397,463	$—	$(5,546,468)	$(8,119,071)	Short-term	$(4,115)	$(38,512,025)
				(25,239,834)	Long-term
				$(33,358,905)

Global High Dividend Low Volatility	395,368	7,934,351	39,489,176	(1,513,919)	Short-term	(203,942)	44,791,861
				(1,309,173)	Long-term
				$(2,823,092)*

Multi-Manager International Small Cap	12,352,003	22,689,329	75,882,900	—	—	(303,207)	110,621,025

*     Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of October 31, 2025, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

In December 2023, FASB issued Accounting Standards Update 2023-09 Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the Funds' financial statements.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to October 31, 2025, the following Funds paid dividends and distributions per share of:

	Net Investment	Short-term	Long-term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date
Global Bond
Class A	$0.0263	$—	$—	December 1, 2025	Daily
Class C	$0.0217	$—	$—	December 1, 2025	Daily
Class I	$0.0277	$—	$—	December 1, 2025	Daily
Class R	$0.0249	$—	$—	December 1, 2025	Daily
Class R6	$0.0279	$—	$—	December 1, 2025	Daily
Class W	$0.0273	$—	$—	December 1, 2025	Daily
Global High Dividend Low Volatility
Class A	$—	$—	$1.5390	December 12, 2025	December 11, 2025
Class C	$—	$—	$1.5390	December 12, 2025	December 11, 2025
Class I	$—	$—	$1.5390	December 12, 2025	December 11, 2025
Class R6	$—	$—	$1.5390	December 12, 2025	December 11, 2025
Class W	$—	$—	$1.5390	December 12, 2025	December 11, 2025

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 15 — SUBSEQUENT EVENTS (continued)

Multi-Manager International Small Cap
Class A	$1.1678	$1.0425	$4.0274	December 12, 2025	December 11, 2025
Class C	$0.6855	$1.0425	$4.0274	December 12, 2025	December 11, 2025
Class I	$1.3903	$1.0425	$4.0274	December 12, 2025	December 11, 2025
Class R6	$1.4184	$1.0425	$4.0274	December 12, 2025	December 11, 2025
Class W	$1.3153	$1.0425	$4.0274	December 12, 2025	December 11, 2025

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

29

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 23.6%
	Australia: 0.3%
27,000	BHP Billiton Finance USA Ltd., 5.125%, 02/21/2032	$28,043	0.0
17,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	17,724	0.0
7,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	7,295	0.0
271,000 (1)	NBN Co. Ltd., 2.500%, 01/08/2032	242,750	0.2
40,000 (1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	35,666	0.1
21,000	Rio Tinto Finance USA PLC, 5.000%, 03/14/2032	21,663	0.0
30,000	Woodside Finance Ltd., 5.400%, 05/19/2030	30,837	0.0
27,000 (2)	Woodside Finance Ltd., 5.700%, 05/19/2032	28,090	0.0
27,000	Woodside Finance Ltd., 6.000%, 05/19/2035	28,242	0.0
		440,310	0.3
	Belgium: 0.0%
17,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	16,230	0.0

	Canada: 1.1%
40,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	37,877	0.0
19,000 (3)	Algonquin Power & Utilities Corp., 5.365%, 06/15/2026	19,093	0.0
53,000 (3)	Bank of Montreal, 4.640%, 09/10/2030	53,684	0.0
32,000 (3)	Bank of Nova Scotia, 4.740%, 11/10/2032	32,409	0.0
50,000 (1)	Baytex Energy Corp., 8.500%, 04/30/2030	51,300	0.0
55,000 (1)(2)	Bombardier, Inc., 7.250%, 07/01/2031	58,447	0.1
25,000 (1)	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	25,483	0.0
11,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	10,469	0.0
55,000 (1)	Capstone Copper Corp., 6.750%, 03/31/2033	56,955	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Canada: (continued)
55,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	$54,979	0.1
23,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	23,506	0.0
44,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	44,820	0.0
238,000 (1)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	246,369	0.2
67,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	66,332	0.1
253,000	National Bank of Canada, 5.600%, 12/18/2028	263,814	0.2
55,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	56,092	0.1
80,000 (1)	NOVA Chemicals Corp., 7.000%, 12/01/2031	84,926	0.1
2,000	Nutrien Ltd., 5.875%, 12/01/2036	2,119	0.0
11,000	Nutrien Ltd., 5.950%, 11/07/2025	11,001	0.0
75,000 (1)	Open Text Holdings, Inc., 4.125%, 12/01/2031	69,884	0.1
27,000 (3)	Royal Bank of Canada, 4.650%, 10/18/2030	27,339	0.0
19,000 (3)	Royal Bank of Canada, 4.696%, 08/06/2031	19,244	0.0
12,000 (3)	Royal Bank of Canada, 4.969%, 08/02/2030	12,282	0.0
17,000 (3)	Royal Bank of Canada, 5.153%, 02/04/2031	17,511	0.0
21,000	Royal Bank of Canada, 5.200%, 08/01/2028	21,644	0.0
21,000	Toronto-Dominion Bank, 5.298%, 01/30/2032	21,919	0.0
23,000	Toronto-Dominion Bank, 5.523%, 07/17/2028	23,827	0.0
30,000 (3)	TransCanada PipeLines Ltd., 7.000%, 06/01/2065	30,956	0.0
		1,444,281	1.1

See Accompanying Notes to Financial Statements

30

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Chile: 0.6%
200,000 (1)(3)	Banco del Estado de Chile, 7.950%, 12/31/2199	$212,750	0.2
195,501 (1)	Chile Electricity Lux Mpc II Sarl, 5.580%, 10/20/2035	202,451	0.1
200,000 (1)	Corp Nacional del Cobre de Chile, 6.330%, 01/13/2035	214,280	0.2
200,000 (1)(3)	Inversiones CMPC SA, 6.700%, 12/09/2057	202,560	0.1
		832,041	0.6
	Colombia: 0.3%
180,000	Ecopetrol SA, 8.375%, 01/19/2036	186,813	0.1
200,000 (1)	Grupo Energia Bogota SA ESP, 5.750%, 10/22/2035	199,905	0.2
		386,718	0.3
	Germany: 0.9%
10,000 (1)	BMW US Capital LLC, 5.050%, 03/21/2030	10,272	0.0
175,000	Deutsche Bank AG/ New York NY, 5.414%, 05/10/2029	181,915	0.1
150,000 (1)	Mercedes-Benz Finance North America LLC, 4.800%, 08/01/2029	153,031	0.1
290,000 (1)	Siemens Financiering Smaatschappij NV, 2.350%, 10/15/2026	285,815	0.2
215,000 (1)(2)	Volkswagen Group of America Finance LLC, 5.250%, 03/22/2029	219,430	0.2
205,000 (1)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	207,571	0.1
200,000 (1)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	214,640	0.2
		1,272,674	0.9
	Japan: 0.3%
58,000 (2)	Honda Motor Co. Ltd., 4.688%, 07/08/2030	58,594	0.0
88,000	Honda Motor Co. Ltd., 5.337%, 07/08/2035	90,243	0.1
215,000	Sumitomo Mitsui Financial Group, Inc., 5.424%, 07/09/2031	225,741	0.2
54,000	Toyota Motor Corp., 4.450%, 06/30/2030	54,675	0.0
		429,253	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Mexico: 0.5%
200,000 (1)(3)	Cemex SAB de CV, 7.200%, 12/31/2199	$208,640	0.2
200,000 (1)	CFE Fibra E, 5.875%, 09/23/2040	202,165	0.1
200,000 (1)	Eagle Funding Luxco Sarl, 5.500%, 08/17/2030	203,222	0.2
		614,027	0.5
	Morocco: 0.2%
250,000 (1)	OCP SA, 6.750%, 05/02/2034	271,500	0.2

	Netherlands: 0.5%
250,000 (1)(3)	Cooperatieve Rabobank UA, 5.710%, 01/21/2033	263,857	0.2
355,000	ING Groep NV, 4.050%, 04/09/2029	352,652	0.3
		616,509	0.5
	Norway: 0.0%
53,000	Equinor ASA, 4.500%, 09/03/2030	53,879	0.0

	Panama: 0.2%
235,210 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	219,686	0.2

	Peru: 0.5%
230,000 (1)(3)	Banco de Credito del Peru S.A., 6.450%, 07/30/2035	239,545	0.2
200,000 (1)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.750%, 11/05/2038	220,992	0.2
200,000 (1)(3)	Scotiabank Peru SAA, 6.100%, 10/01/2035	208,100	0.1
		668,637	0.5
	South Africa: 0.1%
200,000 (1)	Bidvest Group UK PLC, 6.200%, 09/17/2032	203,388	0.1

	Switzerland: 0.3%
250,000	Credit Suisse AG/ New York NY, 1.250%, 08/07/2026	244,982	0.2
200,000 (1)(3)	UBS Group AG, 4.751%, 05/12/2028	201,611	0.1
		446,593	0.3

See Accompanying Notes to Financial Statements

31

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Thailand: 0.1%
200,000 (1)(3)	GC Treasury Center Co. Ltd., 6.500%, 12/31/2199	$203,177	0.1

	United Kingdom: 1.2%
30,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	31,060	0.0
205,000 (1)	BAE Systems PLC, 5.125%, 03/26/2029	211,303	0.2
8,000	BAT Capital Corp., 4.390%, 08/15/2037	7,354	0.0
6,000	BAT Capital Corp., 5.834%, 02/20/2031	6,357	0.0
20,000	GlaxoSmithKline Capital, Inc., 4.875%, 04/15/2035	20,292	0.0
220,000 (1)	Imperial Brands Finance PLC, 5.500%, 02/01/2030	228,125	0.2
200,000 (3)	Lloyds Banking Group PLC, 5.871%, 03/06/2029	207,456	0.1
200,000 (2)(3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	216,873	0.2
200,000 (1)	Lseg US Fin Corp., 5.297%, 03/28/2034	207,900	0.2
12,000	National Grid PLC, 5.418%, 01/11/2034	12,483	0.0
200,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	204,525	0.1
200,000 (1)	NatWest Markets PLC, 5.410%, 05/17/2029	207,543	0.2
		1,561,271	1.2
	United States: 16.5%
14,000	3M Co., 5.150%, 03/15/2035	14,401	0.0
6,000	AbbVie, Inc., 4.050%, 11/21/2039	5,382	0.0
18,000	AbbVie, Inc., 4.650%, 03/15/2028	18,273	0.0
30,000	AbbVie, Inc., 4.950%, 03/15/2031	31,032	0.0
8,000	AbbVie, Inc., 5.050%, 03/15/2034	8,233	0.0
45,000	Accenture Capital, Inc., 4.250%, 10/04/2031	44,938	0.0
50,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	51,753	0.1
31,000	Adobe, Inc., 4.950%, 01/17/2030	32,076	0.0
7,000 (2)	Adobe, Inc., 4.950%, 04/04/2034	7,235	0.0
55,000 (1)(2)	Advance Auto Parts, Inc., 7.375%, 08/01/2033	55,740	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
34,000	AEP Texas, Inc., 5.450%, 05/15/2029	$35,302	0.0
7,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	7,167	0.0
27,000	AES Corp., 5.450%, 06/01/2028	27,483	0.0
27,000	AES Corp., 5.800%, 03/15/2032	27,625	0.0
21,000	AGCO Corp., 5.450%, 03/21/2027	21,298	0.0
19,000	Air Lease Corp., 5.200%, 07/15/2031	19,350	0.0
5,000	Alabama Power Co., 5.850%, 11/15/2033	5,379	0.0
40,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	38,167	0.0
15,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.750%, 03/31/2034	15,085	0.0
55,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	56,471	0.1
40,000 (1)	Allied Universal Holdco LLC, 7.875%, 02/15/2031	41,690	0.0
25,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	25,713	0.0
37,000	Alphabet, Inc., 4.500%, 05/15/2035	36,912	0.0
25,000	Altria Group, Inc., 6.200%, 11/01/2028	26,364	0.0
11,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	11,369	0.0
55,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	57,289	0.1
20,000	Ameren Corp., 1.750%, 03/15/2028	18,900	0.0
16,000	Ameren Corp., 5.000%, 01/15/2029	16,404	0.0
17,158	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	16,867	0.0
73,843	American Airlines Pass Through Trust 2021-1, A, 2.875%, 01/11/2036	67,325	0.1
50,000 (1)	American Axle & Manufacturing, Inc., 7.750%, 10/15/2033	50,122	0.1

See Accompanying Notes to Financial Statements

32

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
5,000	American Electric Power Co., Inc., 5.625%, 03/01/2033	$5,273	0.0
15,000 (3)	American Express Co., 5.085%, 01/30/2031	15,461	0.0
25,000 (3)	American Express Co., 5.098%, 02/16/2028	25,315	0.0
13,000 (3)	American Express Co., 5.532%, 04/25/2030	13,570	0.0
5,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	4,704	0.0
17,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	17,565	0.0
30,000	American Honda Finance Corp., 4.700%, 01/12/2028	30,398	0.0
34,000	American Honda Finance Corp., 4.850%, 10/23/2031	34,594	0.0
19,000	American Honda Finance Corp., 5.650%, 11/15/2028	19,821	0.0
23,000	American International Group, Inc., 3.400%, 06/30/2030	22,083	0.0
184,000	American Tower Corp., 2.750%, 01/15/2027	180,957	0.2
22,000	American Tower Corp., 3.650%, 03/15/2027	21,845	0.0
15,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	13,542	0.0
21,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	21,968	0.0
80,000 (1)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	83,747	0.1
65,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 6.625%, 02/01/2032	67,350	0.1
11,000	Aon North America, Inc., 5.125%, 03/01/2027	11,138	0.0
28,000	Aon North America, Inc., 5.150%, 03/01/2029	28,819	0.0
37,000	AppLovin Corp., 5.125%, 12/01/2029	37,778	0.0
28,000	AppLovin Corp., 5.375%, 12/01/2031	28,911	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
40,000 (1)	Arches Buyer, Inc., 4.250%, 06/01/2028	$39,116	0.0
55,000 (1)	Arcosa, Inc., 6.875%, 08/15/2032	57,804	0.1
35,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	35,746	0.0
55,000 (1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.625%, 07/15/2033	56,026	0.1
70,000	Assurant, Inc., 5.550%, 02/15/2036	70,793	0.1
25,000	AT&T, Inc., 4.550%, 11/01/2032	24,829	0.0
55,000	AT&T, Inc., 4.900%, 11/01/2035	54,237	0.1
26,000	AT&T, Inc., 6.050%, 08/15/2056	26,746	0.0
55,000 (1)	Athene Global Funding, 5.322%, 11/13/2031	56,191	0.1
72,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	72,283	0.1
41,000	Automatic Data Processing, Inc., 4.750%, 05/08/2032	42,036	0.0
12,000	AutoZone, Inc., 6.250%, 11/01/2028	12,695	0.0
112,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	110,029	0.1
26,000 (3)	Bank of America Corp., 2.087%, 06/14/2029	24,686	0.0
51,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	45,388	0.0
37,000 (3)	Bank of America Corp., 2.551%, 02/04/2028	36,285	0.0
26,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	23,390	0.0
38,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	35,351	0.0
46,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	42,049	0.0
31,000 (3)	Bank of America Corp., 2.884%, 10/22/2030	29,447	0.0
43,000 (3)	Bank of America Corp., 2.972%, 02/04/2033	39,228	0.0
16,000 (3)	Bank of America Corp., 3.194%, 07/23/2030	15,435	0.0

See Accompanying Notes to Financial Statements

33

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
94,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	$92,559	0.1
29,000 (3)	Bank of America Corp., 3.593%, 07/21/2028	28,752	0.0
4,000 (3)	Bank of America Corp., 3.970%, 03/05/2029	3,985	0.0
9,000 (3)	Bank of America Corp., 5.511%, 01/24/2036	9,426	0.0
33,000 (3)	Bank of America Corp., 5.518%, 10/25/2035	33,844	0.0
35,000 (3)	Bank of America Corp., 5.744%, 02/12/2036	36,440	0.0
20,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	21,446	0.0
15,000 (3)	Bank of New York Mellon Corp., 5.316%, 06/06/2036	15,538	0.0
65,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	67,399	0.1
30,000	Becton Dickinson & Co., 4.693%, 02/13/2028	30,325	0.0
169,000	Berry Global, Inc., 1.650%, 01/15/2027	163,605	0.1
105,000	Black Hills Corp., 4.550%, 01/31/2031	104,833	0.1
4,000	Black Hills Corp., 6.000%, 01/15/2035	4,273	0.0
23,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	19,723	0.0
5,000	Boeing Co., 5.930%, 05/01/2060	4,974	0.0
44,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	43,167	0.0
7,000 (2)	BorgWarner, Inc., 5.400%, 08/15/2034	7,216	0.0
14,000 (1)	Boston Gas Co., 5.843%, 01/10/2035	14,876	0.0
4,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	4,072	0.0
4,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	4,090	0.0
22,000	BP Capital Markets America, Inc., 5.227%, 11/17/2034	22,771	0.0
30,000 (3)	BP Capital Markets PLC, 6.125%, 12/31/2199	31,395	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
25,000 (1)	Brink's Co., 6.500%, 06/15/2029	$25,851	0.0
25,000 (1)(2)	Brink's Co., 6.750%, 06/15/2032	25,983	0.0
12,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	12,482	0.0
30,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	25,622	0.0
14,000	Broadcom, Inc., 4.800%, 10/15/2034	14,073	0.0
37,000	Broadcom, Inc., 4.900%, 07/15/2032	37,836	0.0
29,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	28,891	0.0
16,000	Broadcom, Inc., 5.050%, 04/15/2030	16,546	0.0
8,000	Broadcom, Inc., 5.200%, 04/15/2032	8,326	0.0
37,000	Brown & Brown, Inc., 4.900%, 06/23/2030	37,524	0.0
10,000	Bunge Ltd. Finance Corp., 4.200%, 09/17/2029	9,993	0.0
27,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	27,114	0.0
31,000	Camden Property Trust, 5.850%, 11/03/2026	31,524	0.0
26,000	Campbell Soup Co., 5.200%, 03/21/2029	26,721	0.0
57,000	Cardinal Health, Inc., 4.700%, 11/15/2026	57,380	0.1
2,000	Cardinal Health, Inc., 5.450%, 02/15/2034	2,082	0.0
10,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	8,821	0.0
9,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	8,245	0.0
19,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	16,816	0.0
10,000 (1)	Cargill, Inc., 5.125%, 02/11/2035	10,305	0.0
4,000	Carrier Global Corp., 2.722%, 02/15/2030	3,755	0.0
2,000	Carrier Global Corp., 5.900%, 03/15/2034	2,154	0.0
20,000	Caterpillar Financial Services Corp., 4.700%, 11/15/2029	20,527	0.0
26,000 (2)	Caterpillar, Inc., 5.200%, 05/15/2035	27,020	0.0
90,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	80,116	0.1
19,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	19,382	0.0

See Accompanying Notes to Financial Statements

34

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
8,000 (2)	Cencora, Inc., 5.125%, 02/15/2034	$8,222	0.0
33,000	Centene Corp., 3.000%, 10/15/2030	29,471	0.0
28,000	Centene Corp., 4.625%, 12/15/2029	27,180	0.0
13,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	13,467	0.0
17,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	15,252	0.0
34,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	35,549	0.0
10,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	10,528	0.0
14,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	14,008	0.0
21,000	Chevron USA, Inc., 4.500%, 10/15/2032	21,229	0.0
40,000	Chevron USA, Inc., 4.850%, 10/15/2035	40,505	0.0
40,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	37,531	0.0
62,000	Chubb INA Holdings LLC, 4.900%, 08/15/2035	62,487	0.1
59,000	Cigna Group, 2.375%, 03/15/2031	53,153	0.1
137,000	Cigna Group, 3.050%, 10/15/2027	134,527	0.1
8,000	Cigna Group, 5.250%, 02/15/2034	8,230	0.0
55,000	Cigna Group, 5.250%, 01/15/2036	55,889	0.1
4,000	Cigna Group, 5.400%, 03/15/2033	4,183	0.0
55,000 (1)(2)	Cinemark USA, Inc., 7.000%, 08/01/2032	57,061	0.1
20,000	Cisco Systems, Inc., 4.950%, 02/26/2031	20,683	0.0
37,000	Cisco Systems, Inc., 4.950%, 02/24/2032	38,195	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
8,000	Cisco Systems, Inc., 5.050%, 02/26/2034	$8,250	0.0
10,000	Cisco Systems, Inc., 5.100%, 02/24/2035	10,295	0.0
91,000 (1)	Cleveland Electric Illuminating Co., 3.500%, 04/01/2028	89,564	0.1
65,000 (1)	Cleveland-Cliffs, Inc., 7.625%, 01/15/2034	67,628	0.1
65,000 (1)	Cloud Software Group, Inc., 8.250%, 06/30/2032	68,366	0.1
44,000	CME Group, Inc., 4.400%, 03/15/2030	44,539	0.0
32,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	32,752	0.0
34,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	35,216	0.0
37,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	37,950	0.0
25,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	25,912	0.0
15,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	15,281	0.0
46,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	47,918	0.1
8,000	Comcast Corp., 1.500%, 02/15/2031	6,917	0.0
7,000	Comcast Corp., 1.950%, 01/15/2031	6,199	0.0
18,000	Comcast Corp., 3.750%, 04/01/2040	14,965	0.0
8,000	Comcast Corp., 4.250%, 01/15/2033	7,794	0.0
7,000	Comcast Corp., 5.300%, 06/01/2034	7,188	0.0
7,000	Comcast Corp., 5.300%, 05/15/2035	7,140	0.0
60,000 (1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	59,509	0.1
12,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	11,428	0.0
9,000	Corebridge Financial, Inc., 5.750%, 01/15/2034	9,431	0.0
17,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	18,156	0.0
80,000 (1)	CoreWeave, Inc., 9.250%, 06/01/2030	80,888	0.1
40,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	38,813	0.0

See Accompanying Notes to Financial Statements

35

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
70,000 (1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	$70,013	0.1
16,000	Crown Castle, Inc., 2.900%, 03/15/2027	15,722	0.0
24,000	Crown Castle, Inc., 3.300%, 07/01/2030	22,761	0.0
8,000	Crown Castle, Inc., 4.800%, 09/01/2028	8,099	0.0
35,000	Crown Castle, Inc., 4.900%, 09/01/2029	35,518	0.0
19,000	Crown Castle, Inc., 5.600%, 06/01/2029	19,759	0.0
8,000	Crown Castle, Inc., 5.800%, 03/01/2034	8,444	0.0
27,000 (1)	CSL Finance PLC, 4.050%, 04/27/2029	26,972	0.0
26,000	Cummins, Inc., 1.500%, 09/01/2030	23,096	0.0
2,000	CVS Health Corp., 4.780%, 03/25/2038	1,880	0.0
9,000	CVS Health Corp., 5.125%, 02/21/2030	9,244	0.0
40,000	CVS Health Corp., 5.450%, 09/15/2035	40,862	0.0
70,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	67,659	0.1
23,000	Deere & Co., 3.100%, 04/15/2030	22,138	0.0
55,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	57,439	0.1
5,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	5,037	0.0
37,000	Delta Air Lines, Inc., 5.250%, 07/10/2030	37,831	0.0
17,000 (2)	Devon Energy Corp., 5.200%, 09/15/2034	16,892	0.0
70,000 (1)	Directv Financing LLC, 8.875%, 02/01/2030	69,673	0.1
6,000	Dollar General Corp., 3.500%, 04/03/2030	5,776	0.0
65,000 (2)	DTE Electric Co., 2.250%, 03/01/2030	60,229	0.1
11,000	DTE Energy Co., 4.950%, 07/01/2027	11,136	0.0
27,000	DTE Energy Co., 5.200%, 04/01/2030	27,861	0.0
282,000	Duke Energy Corp., 2.650%, 09/01/2026	278,649	0.2
16,000 (2)	Duke Energy Florida LLC, 2.400%, 12/15/2031	14,408	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
4,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	$4,325	0.0
2,000	Duke Energy Ohio, Inc., 5.250%, 04/01/2033	2,078	0.0
25,000	Elevance Health, Inc., 4.600%, 09/15/2032	24,927	0.0
34,000	Elevance Health, Inc., 4.950%, 11/01/2031	34,694	0.0
18,000	Elevance Health, Inc., 5.200%, 02/15/2035	18,373	0.0
6,000	Eli Lilly & Co., 4.700%, 02/09/2034	6,072	0.0
40,000 (1)(2)	Embecta Corp., 5.000%, 02/15/2030	37,984	0.0
65,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	66,903	0.1
55,000 (1)	Energizer Holdings, Inc., 4.375%, 03/31/2029	52,857	0.1
24,000	Energy Transfer L.P., 3.750%, 05/15/2030	23,293	0.0
19,000	Energy Transfer L.P., 5.200%, 04/01/2030	19,600	0.0
38,000	Entergy Corp., 2.800%, 06/15/2030	35,510	0.0
8,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	8,175	0.0
10,000	Enterprise Products Operating LLC, 4.950%, 02/15/2035	10,111	0.0
53,000	EOG Resources, Inc., 5.000%, 07/15/2032	54,155	0.1
24,000	Equifax, Inc., 3.100%, 05/15/2030	22,666	0.0
38,000 (1)	Equitable Financial Life Global Funding, 5.000%, 03/27/2030	38,865	0.0
65,000	Essential Utilities, Inc., 2.704%, 04/15/2030	60,771	0.1
4,000	Essential Utilities, Inc., 5.375%, 01/15/2034	4,111	0.0
11,000	Evergy Kansas Central, Inc., 5.250%, 03/15/2035	11,260	0.0
4,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	4,311	0.0
24,000	Eversource Energy, 2.550%, 03/15/2031	21,708	0.0
37,000	Eversource Energy, 2.900%, 03/01/2027	36,394	0.0
4,000	Eversource Energy, 5.125%, 05/15/2033	4,063	0.0
21,000	Eversource Energy, 5.450%, 03/01/2028	21,545	0.0

See Accompanying Notes to Financial Statements

36

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
7,000	Eversource Energy, 5.500%, 01/01/2034	$7,257	0.0
25,000	Eversource Energy, 5.950%, 02/01/2029	26,203	0.0
31,000	Eversource Energy U, 1.400%, 08/15/2026	30,328	0.0
33,000	Exelon Corp., 5.150%, 03/15/2028	33,768	0.0
14,000	Exelon Corp., 5.150%, 03/15/2029	14,404	0.0
19,000	Extra Space Storage L.P., 2.350%, 03/15/2032	16,521	0.0
27,000	Extra Space Storage L.P., 3.900%, 04/01/2029	26,634	0.0
10,000	Extra Space Storage L.P., 5.350%, 01/15/2035	10,235	0.0
7,000	Exxon Mobil Corp., 2.995%, 08/16/2039	5,623	0.0
30,000 (1)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	31,784	0.0
8,000 (3)	First Citizens BancShares, Inc., 6.254%, 03/12/2040	8,134	0.0
53,000	First Industrial L.P., 5.250%, 01/15/2031	54,255	0.1
25,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	24,850	0.0
26,000	Fiserv, Inc., 5.150%, 03/15/2027	26,221	0.0
8,000	Fiserv, Inc., 5.150%, 08/12/2034	7,946	0.0
23,000	Flex Ltd., 5.250%, 01/15/2032	23,605	0.0
12,000	Florida Power & Light Co., 4.625%, 05/15/2030	12,245	0.0
17,000 (2)	Florida Power & Light Co., 5.300%, 06/15/2034	17,801	0.0
55,000 (1)	Focus Financial Partners LLC, 6.750%, 09/15/2031	56,741	0.1
23,000	Ford Motor Co., 3.250%, 02/12/2032	20,065	0.0
200,000	Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	181,512	0.2
200,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	197,552	0.2
200,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	199,218	0.2
30,000 (1)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	31,320	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
24,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	$23,002	0.0
8,000	Fortune Brands Innovations, Inc., 4.000%, 03/25/2032	7,649	0.0
200,000 (1)	Foundry JV Holdco LLC, 6.200%, 01/25/2037	212,944	0.2
50,000 (1)	Freedom Mortgage Holdings LLC, 9.125%, 05/15/2031	53,214	0.1
55,000	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	54,560	0.1
50,000 (1)	FTAI Aviation Investors LLC, 7.000%, 06/15/2032	52,414	0.1
13,000	GATX Corp., 4.000%, 06/30/2030	12,796	0.0
55,000 (1)	GCI LLC, 4.750%, 10/15/2028	53,721	0.1
59,000	General Mills, Inc., 2.875%, 04/15/2030	55,606	0.1
24,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	21,462	0.0
35,000 (2)	General Motors Financial Co., Inc., 4.900%, 10/06/2029	35,518	0.0
105,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	105,080	0.1
49,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	50,812	0.1
39,000	General Motors Financial Co., Inc., 5.900%, 01/07/2035	40,646	0.0
5,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	5,286	0.0
29,000	General Motors Financial Co., Inc., 6.150%, 07/15/2035	30,597	0.0
13,000	Georgia Power Co., 4.650%, 05/16/2028	13,199	0.0
64,000	GLP Capital L.P. / GLP Financing II, Inc., 5.250%, 02/15/2033	64,170	0.1
25,000 (3)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	25,095	0.0
13,000 (3)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	13,093	0.0
10,000 (3)	Goldman Sachs Group, Inc., 5.049%, 07/23/2030	10,235	0.0

See Accompanying Notes to Financial Statements

37

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
9,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	$9,272	0.0
13,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	13,587	0.0
3,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	3,188	0.0
105,000 (1)	Gray Media, Inc., 7.250%, 08/15/2033	102,913	0.1
10,000 (1)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	10,219	0.0
10,000	HCA, Inc., 2.375%, 07/15/2031	8,926	0.0
58,000	HCA, Inc., 3.500%, 09/01/2030	55,741	0.1
65,000	HCA, Inc., 4.125%, 06/15/2029	64,555	0.1
8,000	HCA, Inc., 4.500%, 02/15/2027	8,013	0.0
75,000	HCA, Inc., 5.375%, 09/01/2026	75,259	0.1
17,000	HCA, Inc., 5.450%, 04/01/2031	17,698	0.0
34,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	34,926	0.0
38,000	HEICO Corp., 5.250%, 08/01/2028	39,157	0.0
30,000 (1)	Herc Holdings, Inc., 7.000%, 06/15/2030	31,420	0.0
20,000 (1)(2)	Herc Holdings, Inc., 7.250%, 06/15/2033	21,101	0.0
48,000	Hershey Co., 4.950%, 02/24/2032	49,663	0.1
45,000	Hess Corp., 4.300%, 04/01/2027	45,144	0.0
30,000	Hewlett Packard Enterprise Co., 4.850%, 10/15/2031	30,320	0.0
50,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 8.375%, 11/01/2033	51,771	0.1
19,000	Honeywell International, Inc., 4.750%, 02/01/2032	19,366	0.0
7,000	Honeywell International, Inc., 5.000%, 03/01/2035	7,137	0.0
36,000	Horace Mann Educators Corp., 4.700%, 10/01/2030	35,709	0.0
14,000	Host Hotels & Resorts L.P., 5.500%, 04/15/2035	14,144	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
50,000 (1)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	$52,441	0.1
10,000	HP, Inc., 2.650%, 06/17/2031	9,020	0.0
18,000	Humana, Inc., 5.375%, 04/15/2031	18,596	0.0
38,000 (2)(3)	Huntington Bancshares, Inc., 6.141%, 11/18/2039	39,376	0.0
24,000 (2)	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	23,727	0.0
8,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	8,230	0.0
21,000 (1)	Hyundai Capital America, 5.150%, 03/27/2030	21,485	0.0
31,000 (1)	Hyundai Capital America, 5.400%, 03/29/2032	32,091	0.0
28,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	28,929	0.0
75,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	78,461	0.1
29,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	30,773	0.0
147,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	149,945	0.1
25,000 (1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	25,123	0.0
220,000	Icon Investments Six DAC, 5.849%, 05/08/2029	229,911	0.2
55,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	54,261	0.1
9,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	9,302	0.0
12,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	12,399	0.0
2,000 (2)	Ingersoll Rand, Inc., 5.450%, 06/15/2034	2,084	0.0
30,000	Intel Corp., 2.450%, 11/15/2029	27,926	0.0
15,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	13,694	0.0
101,000	International Business Machines Corp., 4.800%, 02/10/2030	103,418	0.1
100,000	International Business Machines Corp., 5.000%, 02/10/2032	102,870	0.1

See Accompanying Notes to Financial Statements

38

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

Principal			Percentage of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
100,000	International Business Machines Corp., 5.200%, 02/10/2035	$102,449	0.1
8,000	Intuit, Inc., 5.200%, 09/15/2033	8,368	0.0
30,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	26,010	0.0
7,000	Invitation Homes Operating Partnership L.P., 5.500%, 08/15/2033	7,294	0.0
47,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	46,024	0.1
40,000 (1)	Iron Mountain, Inc., 6.250%, 01/15/2033	40,945	0.0
55,000 (1)	Jane Street Group / JSG Finance, Inc., 6.750%, 05/01/2033	57,417	0.1
27,000	John Deere Capital Corp., 4.400%, 09/08/2031	27,236	0.0
44,000	John Deere Capital Corp., 4.700%, 06/10/2030	45,104	0.0
17,000	John Deere Capital Corp., 4.850%, 06/11/2029	17,481	0.0
31,000	John Deere Capital Corp., 4.900%, 03/07/2031	31,997	0.0
12,000	Johnson & Johnson, 3.625%, 03/03/2037	10,931	0.0
15,000	Johnson & Johnson, 4.700%, 03/01/2030	15,466	0.0
4,000	Johnson & Johnson, 4.950%, 06/01/2034	4,220	0.0
94,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	91,795	0.1
74,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	73,099	0.1
41,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	38,984	0.0
39,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	37,876	0.0
8,000 (3)	JPMorgan Chase & Co., 2.739%, 10/15/2030	7,565	0.0
118,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	116,263	0.1
281,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	278,531	0.2

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
125,000 (3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	$124,483	0.1
41,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	41,353	0.0
26,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	26,353	0.0
131,000 (3)	JPMorgan Chase & Co., 4.810%, 10/22/2036	130,633	0.1
15,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	15,392	0.0
22,000 (3)	JPMorgan Chase & Co., 5.140%, 01/24/2031	22,736	0.0
35,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	35,718	0.0
20,000 (3)	JPMorgan Chase & Co., 5.572%, 04/22/2036	21,090	0.0
15,000 (3)	JPMorgan Chase & Co., 5.576%, 07/23/2036	15,563	0.0
33,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	34,443	0.0
6,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	6,401	0.0
3,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	3,144	0.0
18,000	Kenvue, Inc., 4.850%, 05/22/2032	18,242	0.0
11,000	Kenvue, Inc., 4.900%, 03/22/2033	11,120	0.0
14,000	Kenvue, Inc., 5.050%, 03/22/2028	14,292	0.0
17,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	17,355	0.0
4,000	KLA Corp., 4.700%, 02/01/2034	4,033	0.0
33,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	31,498	0.0
18,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	18,503	0.0
18,000	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	17,924	0.0
55,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	53,974	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
20,000 (1)	Level 3 Financing, Inc., 6.875%, 06/30/2033	$20,502	0.0
33,000 (1)	Liberty Utilities Co., 5.577%, 01/31/2029	34,125	0.0
16,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	16,695	0.0
55,000 (1)	LifePoint Health, Inc., 8.375%, 02/15/2032	59,436	0.1
45,000 (1)	Light & Wonder International, Inc., 6.250%, 10/01/2033	44,845	0.0
50,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	53,099	0.1
4,000	Lockheed Martin Corp., 5.250%, 01/15/2033	4,204	0.0
3,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	3,148	0.0
55,000	Lowe's Cos., Inc., 4.500%, 10/15/2032	54,502	0.1
30,000	LPL Holdings, Inc., 5.150%, 06/15/2030	30,559	0.0
28,000	LPL Holdings, Inc., 5.200%, 03/15/2030	28,616	0.0
18,000	LPL Holdings, Inc., 5.700%, 05/20/2027	18,346	0.0
208,000 (3)	M&T Bank Corp., 5.400%, 07/30/2035	209,559	0.2
75,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	66,890	0.1
22,000 (2)	Marathon Petroleum Corp., 5.700%, 03/01/2035	22,776	0.0
55,000	Marriott International, Inc., 4.500%, 10/15/2031	54,877	0.1
21,000	Marriott International, Inc., 4.800%, 03/15/2030	21,424	0.0
85,000	Marriott International, Inc., 5.250%, 10/15/2035	85,972	0.1
12,000	Marriott International, Inc., 5.350%, 03/15/2035	12,321	0.0
4,000 (1)	Mars, Inc., 2.375%, 07/16/2040	2,896	0.0
17,000 (1)	Mars, Inc., 5.000%, 03/01/2032	17,476	0.0
26,000 (1)	Mars, Inc., 5.200%, 03/01/2035	26,696	0.0
17,000	Marvell Technology, Inc., 5.750%, 02/15/2029	17,756	0.0
60,000 (1)	Match Group Holdings II LLC, 3.625%, 10/01/2031	54,443	0.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
19,000	McKesson Corp., 4.250%, 09/15/2029	$19,068	0.0
27,000	McKesson Corp., 4.950%, 05/30/2032	27,708	0.0
21,000	McKesson Corp., 5.250%, 05/30/2035	21,693	0.0
55,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	53,456	0.1
6,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	6,008	0.0
2,000	Merck & Co., Inc., 4.500%, 05/17/2033	2,018	0.0
40,000	Meta Platforms, Inc., 4.200%, 11/15/2030	39,967	0.0
30,000	Meta Platforms, Inc., 4.600%, 11/15/2032	30,160	0.0
40,000 (2)	Meta Platforms, Inc., 4.750%, 08/15/2034	40,203	0.0
40,000	Meta Platforms, Inc., 4.875%, 11/15/2035	40,192	0.0
55,000	Meta Platforms, Inc., 5.500%, 11/15/2045	54,563	0.1
30,000	Meta Platforms, Inc., 5.625%, 11/15/2055	29,799	0.0
30,000	Meta Platforms, Inc., 5.750%, 11/15/2065	29,776	0.0
1,000,000 (1)(3)	MF1 Multi-Family Housing Mortgage Loan Trust 2024-FL15 A, 5.719%, (TSFR1M + 1.688%), 08/18/2041	1,003,258	0.8
65,000 (2)	MGM Resorts International, 6.500%, 04/15/2032	66,048	0.1
33,000	Micron Technology, Inc., 5.800%, 01/15/2035	34,861	0.0
120,000	Micron Technology, Inc., 6.050%, 11/01/2035	128,623	0.1
9,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	9,366	0.0
5,000	Mohawk Industries, Inc., 5.850%, 09/18/2028	5,219	0.0
8,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	8,509	0.0
19,000 (3)	Morgan Stanley, 0.985%, 12/10/2026	18,940	0.0
23,000 (3)	Morgan Stanley, 1.512%, 07/20/2027	22,562	0.0
117,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	115,425	0.1
55,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	53,916	0.1
9,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	7,858	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
129,000	Morgan Stanley, 3.125%, 07/27/2026	$128,180	0.1
98,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	96,989	0.1
10,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	10,263	0.0
24,000 (3)	Morgan Stanley, 5.164%, 04/20/2029	24,541	0.0
15,000 (3)	Morgan Stanley, 5.173%, 01/16/2030	15,407	0.0
39,000 (3)	Morgan Stanley, 5.664%, 04/17/2036	41,081	0.0
26,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	27,046	0.0
10,000 (3)	Morgan Stanley I, 4.133%, 10/18/2029	9,978	0.0
107,000 (3)	Morgan Stanley I, 4.892%, 10/22/2036	106,453	0.1
18,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	18,448	0.0
25,000	Motorola Solutions, Inc., 5.550%, 08/15/2035	26,046	0.0
46,000	MPLX L.P., 2.650%, 08/15/2030	42,382	0.0
25,000	MPLX L.P., 4.800%, 02/15/2031	25,219	0.0
26,000 (2)	MPLX L.P., 5.000%, 01/15/2033	26,014	0.0
4,000	MPLX L.P., 5.500%, 06/01/2034	4,078	0.0
30,000	MSCI, Inc., 5.150%, 03/15/2036	29,692	0.0
15,000	National Rural Utilities Cooperative Finance Corp., 1.650%, 06/15/2031	12,993	0.0
82,000	National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	81,671	0.1
8,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	7,843	0.0
16,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 08/15/2034	16,344	0.0
55,000 (1)	NCL Corp. Ltd., 6.750%, 02/01/2032	56,550	0.1
16,000	NetApp, Inc., 5.500%, 03/17/2032	16,679	0.0
25,000 (2)	Newell Brands, Inc., 6.625%, 05/15/2032	23,562	0.0
25,000 (1)	Newell Brands, Inc., 8.500%, 06/01/2028	25,710	0.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
19,000	NextEra Energy Capital Holdings, Inc., 5.300%, 03/15/2032	$19,829	0.0
19,000 (3)	NextEra Energy Capital Holdings, Inc., 6.375%, 08/15/2055	19,833	0.0
17,000 (3)	NextEra Energy Capital Holdings, Inc., 6.500%, 08/15/2055	18,197	0.0
32,000	NiSource, Inc., 5.850%, 04/01/2055	32,691	0.0
34,000	NNN REIT, Inc., 4.600%, 02/15/2031	34,157	0.0
6,000	Norfolk Southern Corp., 2.550%, 11/01/2029	5,665	0.0
11,000	Norfolk Southern Corp., 5.050%, 08/01/2030	11,404	0.0
4,000	Norfolk Southern Corp., 5.550%, 03/15/2034	4,247	0.0
34,000 (3)	Northern Trust Corp., 3.375%, 05/08/2032	33,432	0.0
47,000 (1)	NorthWestern Corp., 5.073%, 03/21/2030	48,226	0.1
20,000 (1)	Northwestern Mutual Life Insurance Co., 6.170%, 05/29/2055	21,532	0.0
55,000 (1)	Novelis Corp., 4.750%, 01/30/2030	53,281	0.1
40,000 (1)	NRG Energy, Inc., 6.000%, 02/01/2033	40,833	0.0
4,000	NSTAR Electric Co., 5.400%, 06/01/2034	4,161	0.0
28,000	Nucor Corp., 5.100%, 06/01/2035	28,596	0.0
21,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	21,921	0.0
6,000 (2)	Occidental Petroleum Corp., 5.375%, 01/01/2032	6,107	0.0
21,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	22,137	0.0
8,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	8,201	0.0
8,000	OGE Energy Corp., 5.450%, 05/15/2029	8,313	0.0
55,000 (1)	Olin Corp., 6.625%, 04/01/2033	54,534	0.1
30,000	Omega Healthcare Investors, Inc., 5.200%, 07/01/2030	30,451	0.0
16,000	ONE Gas, Inc., 5.100%, 04/01/2029	16,495	0.0
21,000	ONEOK, Inc., 6.250%, 10/15/2055	21,048	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
41,000 (1)	ONEOK, Inc., 6.500%, 09/01/2030	$43,883	0.0
89,000	Oracle Corp., 2.800%, 04/01/2027	87,385	0.1
15,000	Oracle Corp., 2.950%, 04/01/2030	14,042	0.0
15,000	Oracle Corp., 3.800%, 11/15/2037	12,696	0.0
35,000	Oracle Corp., 5.200%, 09/26/2035	34,484	0.0
35,000	Oracle Corp., 5.875%, 09/26/2045	33,728	0.0
60,000	Oracle Corp., 5.950%, 09/26/2055	56,928	0.1
45,000	Oracle Corp., 6.100%, 09/26/2065	42,953	0.0
31,000	O'Reilly Automotive, Inc., 4.350%, 06/01/2028	31,188	0.0
40,000 (1)(2)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	38,674	0.0
11,000	Ovintiv, Inc., 5.650%, 05/15/2028	11,313	0.0
55,000 (1)(2)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	53,969	0.1
45,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	46,544	0.1
55,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	56,366	0.1
3,000	PECO Energy Co., 4.900%, 06/15/2033	3,079	0.0
18,000 (1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	18,034	0.0
30,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	30,915	0.0
26,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 02/01/2030	26,836	0.0
74,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	76,189	0.1
55,000 (1)	Permian Resources Operating LLC, 6.250%, 02/01/2033	56,015	0.1
55,000	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	55,520	0.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
15,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	$15,310	0.0
19,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	19,236	0.0
31,000	Philip Morris International, Inc., 4.750%, 11/01/2031	31,553	0.0
27,000	Philip Morris International, Inc., 4.875%, 02/13/2029	27,574	0.0
7,000	Philip Morris International, Inc., 5.250%, 02/13/2034	7,218	0.0
40,000 (1)	Playtika Holding Corp., 4.250%, 03/15/2029	36,164	0.0
6,000 (3)	PNC Financial Services Group, Inc., 5.373%, 07/21/2036	6,166	0.0
16,000 (3)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	17,254	0.0
75,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	76,147	0.1
40,000 (1)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029	38,951	0.0
47,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	48,490	0.1
4,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	4,173	0.0
25,000 (1)	PSEG Power LLC, 5.200%, 05/15/2030	25,652	0.0
26,000 (1)	PSEG Power LLC, 5.750%, 05/15/2035	27,183	0.0
7,000	Public Service Electric and Gas Co., 5.200%, 08/01/2033	7,283	0.0
6,000	Public Service Electric and Gas Co., 5.200%, 03/01/2034	6,243	0.0
17,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	15,162	0.0
16,000	Public Service Enterprise Group, Inc., 4.900%, 03/15/2030	16,349	0.0
30,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	30,908	0.0
6,000	Public Service Enterprise Group, Inc., 5.400%, 03/15/2035	6,190	0.0
19,000	Qualcomm, Inc., 4.750%, 05/20/2032	19,418	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
6,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	$5,520	0.0
6,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	5,657	0.0
35,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	35,606	0.0
12,000	Quest Diagnostics, Inc., 5.000%, 12/15/2034	12,126	0.0
7,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	7,783	0.0
40,000 (1)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	41,519	0.0
55,000 (1)	Raven Acquisition Holdings LLC, 6.875%, 11/15/2031	56,341	0.1
63,000	Raymond James Financial, Inc., 5.650%, 09/11/2055	62,173	0.1
9,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	7,861	0.0
4,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	4,150	0.0
215,000 (1)	Roche Holdings, Inc., 5.489%, 11/13/2030	228,023	0.2
85,000 (1)	Rocket Cos., Inc., 6.125%, 08/01/2030	87,733	0.1
115,000 (1)	Rocket Cos., Inc., 6.375%, 08/01/2033	119,943	0.1
55,000 (1)	Rocket Cos., Inc., 6.500%, 08/01/2029	57,117	0.1
28,000	Roper Technologies, Inc., 1.750%, 02/15/2031	24,448	0.0
9,000 (2)	Ross Stores, Inc., 4.700%, 04/15/2027	9,037	0.0
140,000	Royalty Pharma PLC, 1.750%, 09/02/2027	134,207	0.1
28,000	Royalty Pharma PLC, 2.200%, 09/02/2030	25,259	0.0
14,000	Ryder System, Inc., 4.950%, 09/01/2029	14,324	0.0
27,000	Ryder System, Inc., 5.000%, 03/15/2030	27,635	0.0
21,000	Ryder System, Inc., 5.250%, 06/01/2028	21,555	0.0
5,000	Ryder System, Inc., 5.375%, 03/15/2029	5,177	0.0
25,000 (2)	Ryder System, Inc., 5.500%, 06/01/2029	26,074	0.0
8,000	Ryder System, Inc., 6.600%, 12/01/2033	8,906	0.0
6,000	S&P Global, Inc., 1.250%, 08/15/2030	5,247	0.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
25,000	S&P Global, Inc., 2.700%, 03/01/2029	$23,952	0.0
50,000 (2)	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	52,092	0.1
13,000 (1)	Schlumberger Holdings Corp., 2.650%, 06/26/2030	12,164	0.0
2,000 (1)(2)	Schlumberger Holdings Corp., 4.850%, 05/15/2033	2,013	0.0
16,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	16,481	0.0
55,000 (1)	Scientific Games Holdings L.P./ Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	50,284	0.1
38,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	36,924	0.0
50,000 (1)	Sealed Air Corp/ Sealed Air Corp. US, 7.250%, 02/15/2031	52,549	0.1
40,000 (1)	Select Medical Corp., 6.250%, 12/01/2032	40,617	0.0
23,000 (3)	Sempra, 6.400%, 10/01/2054	23,639	0.0
25,000 (1)	Sensata Technologies, Inc., 6.625%, 07/15/2032	26,059	0.0
40,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed, 4.625%, 03/01/2029	38,375	0.0
55,000 (1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	55,128	0.1
35,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	36,882	0.0
55,000 (1)	Snap, Inc., 6.875%, 03/15/2034	56,122	0.1
17,000	Solventum Corp., 5.450%, 03/13/2031	17,710	0.0
6,000	Solventum Corp., 5.600%, 03/23/2034	6,243	0.0
19,000	Sonoco Products Co., 4.600%, 09/01/2029	19,131	0.0
50,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	52,608	0.1
8,000	Southern California Gas Co., 5.200%, 06/01/2033	8,277	0.0
26,000	Southern Co., 5.113%, 08/01/2027	26,447	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
4,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	$4,088	0.0
64,000	Southwestern Public Service Co., 5.300%, 05/15/2035	65,713	0.1
64,000	Sprint Capital Corp., 6.875%, 11/15/2028	68,773	0.1
40,000	Sprint Capital Corp., 8.750%, 03/15/2032	48,678	0.1
35,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	33,382	0.0
25,000 (1)	Standard Building Solutions, Inc., 6.500%, 08/15/2032	25,725	0.0
65,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	62,739	0.1
40,000 (1)	Starwood Property Trust, Inc., 6.500%, 07/01/2030	41,649	0.0
49,000 (3)	State Street Corp., 3.031%, 11/01/2034	46,107	0.1
31,000 (3)	State Street Corp., 4.675%, 10/22/2032	31,386	0.0
17,000	State Street Corp., 4.729%, 02/28/2030	17,391	0.0
65,000 (1)	Station Casinos LLC, 6.625%, 03/15/2032	66,112	0.1
23,000	Stryker Corp., 4.850%, 02/10/2030	23,596	0.0
40,000 (1)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	40,725	0.0
90,000 (1)	Sunoco L.P., 6.250%, 07/01/2033	92,012	0.1
19,000	Synopsys, Inc., 5.000%, 04/01/2032	19,405	0.0
9,000	Sysco Corp., 5.400%, 03/23/2035	9,316	0.0
19,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	19,678	0.0
35,000 (1)	Talen Energy Supply LLC, 6.500%, 02/01/2036	36,271	0.0
2,000	Targa Resources Corp., 4.200%, 02/01/2033	1,905	0.0
3,000	Targa Resources Corp., 5.500%, 02/15/2035	3,056	0.0
24,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	22,161	0.0
20,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	18,507	0.0
40,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	38,568	0.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
55,000 (1)	Terex Corp., 6.250%, 10/15/2032	$55,842	0.1
40,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	41,307	0.0
2,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	1,944	0.0
11,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	10,778	0.0
19,000 (2)	T-Mobile USA, Inc., 5.300%, 05/15/2035	19,441	0.0
28,000	Toyota Motor Credit Corp., 4.350%, 10/08/2027	28,254	0.0
21,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	21,345	0.0
51,000	Toyota Motor Credit Corp., 4.800%, 05/15/2030	52,308	0.1
16,000	Toyota Motor Credit Corp., 5.350%, 01/09/2035	16,820	0.0
14,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	14,865	0.0
6,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	5,729	0.0
40,000 (1)	TransDigm, Inc., 6.750%, 01/31/2034	41,481	0.0
47,000 (3)	Truist Financial Corp., 5.435%, 01/24/2030	48,587	0.1
11,000 (3)	Truist Financial Corp., 5.867%, 06/08/2034	11,649	0.0
8,000 (3)	Truist Financial Corp., 6.123%, 10/28/2033	8,604	0.0
20,000	Tucson Electric Power Co., 5.200%, 09/15/2034	20,470	0.0
16,000	Tyson Foods, Inc., 5.400%, 03/15/2029	16,516	0.0
23,000	Uber Technologies, Inc., 4.300%, 01/15/2030	23,082	0.0
19,000	Union Pacific Corp., 5.100%, 02/20/2035	19,561	0.0
35,000 (1)	United Airlines, Inc., 4.625%, 04/15/2029	34,687	0.0
17,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	12,728	0.0
19,000	UnitedHealth Group, Inc., 4.950%, 01/15/2032	19,459	0.0
7,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	7,197	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
14,000	Universal Health Services, Inc., 4.625%, 10/15/2029	$14,045	0.0
40,000 (1)	US Foods, Inc., 7.250%, 01/15/2032	42,017	0.0
55,000	Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	54,762	0.1
90,000 (1)(2)	Venture Global LNG, Inc., 8.375%, 06/01/2031	92,476	0.1
45,000 (1)	Venture Global Plaquemines LNG LLC, 6.500%, 01/15/2034	47,164	0.1
14,000	Verizon Communications, Inc., 4.812%, 03/15/2039	13,282	0.0
30,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	31,422	0.0
55,000 (1)(2)	Viasat, Inc., 5.625%, 04/15/2027	54,996	0.1
37,000	Viatris, Inc., 2.700%, 06/22/2030	33,486	0.0
4,000	Viatris, Inc., 3.850%, 06/22/2040	3,049	0.0
40,000 (1)	Victoria's Secret & Co., 4.625%, 07/15/2029	38,554	0.0
42,000	Viper Energy Partners LLC, 5.700%,08/01/2035	42,857	0.0
55,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	54,038	0.1
63,000	VMware, Inc., 1.400%, 08/15/2026	61,709	0.1
70,000 (1)	Voyager Parent LLC, 9.250%, 07/01/2032	73,438	0.1
93,000	Walmart, Inc., 4.900%, 04/28/2035	95,668	0.1
40,000 (1)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	41,845	0.0
55,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	57,306	0.1
9,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	9,174	0.0
29,000	Wells Fargo & Co., 3.000%, 10/23/2026	28,733	0.0
9,000 (3)	Wells Fargo & Co., 3.584%, 05/22/2028	8,924	0.0
6,000 (3)	Wells Fargo & Co., 5.499%, 01/23/2035	6,265	0.0
60,000 (3)	Wells Fargo & Co., 5.605%, 04/23/2036	63,075	0.1
6,000 (3)	Wells Fargo & Co., 6.491%, 10/23/2034	6,664	0.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
4,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	$3,996	0.0
33,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	33,426	0.0
6,000	Weyerhaeuser Co., 4.750%, 05/15/2026	6,019	0.0
9,000	Williams Cos., Inc., 4.900%, 03/15/2029	9,171	0.0
65,000 (1)	Williams Scotsman, Inc., 6.625%, 06/15/2029	66,976	0.1
6,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	6,217	0.0
30,000 (1)	WULF Compute LLC, 7.750%, 10/15/2030	31,187	0.0
65,000 (1)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 6.250%, 03/15/2033	66,094	0.1
17,000	Xcel Energy, Inc., 5.600%, 04/15/2035	17,648	0.0
23,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	23,788	0.0
		22,353,357	16.5
	Total Corporate Bonds/Notes (Cost $31,436,764)	32,033,531	23.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 20.1%
	United States: 20.1%
182,297 (3)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.751%, 05/25/2036	157,970	0.1
53,887 (3)	Alternative Loan Trust 2005-53T2 2A6, 4.606%, (TSFR1M + 0.614%), 11/25/2035	27,686	0.0
95,109	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	43,727	0.0
140,276 (3)	Alternative Loan Trust 2007-23CB A3, 4.606%, (TSFR1M + 0.614%), 09/25/2037	48,918	0.0
307,669	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	141,053	0.1
207,449	CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	184,201	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
575,282 (1)(3)	COLT Mortgage Loan Trust 2021-2 A1, 0.924%, 08/25/2066	$489,436	0.4
219,135 (1)(3)	COLT Mortgage Loan Trust 2021-3 A1, 0.956%, 09/27/2066	185,874	0.1
118,003 (1)(3)	CSMC Trust 2015-2 B3, 3.868%, 02/25/2045	114,016	0.1
76,268 (1)(3)	CSMC Trust 2015-3 B1, 3.793%, 03/25/2045	74,058	0.1
70,925	Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/2033	73,325	0.1
1,854,447 (3)(4)	Fannie Mae REMIC Trust 2005-18 SC, 0.353%, (-1.000*SOFR30A + 4.536%), 03/25/2035	60,756	0.0
58,975 (3)	Fannie Mae REMIC Trust 2005-74 DK, 6.811%, (-1.000*SOFR30A + 23.542%), 07/25/2035	64,269	0.1
47,736 (3)	Fannie Mae REMIC Trust 2006-104 ES, 11.964%, (-1.000*SOFR30A + 32.878%), 11/25/2036	63,157	0.1
638,270 (3)(4)	Fannie Mae REMIC Trust 2007-36 SN, 2.473%, (-1.000*SOFR30A + 6.656%), 04/25/2037	62,961	0.1
29,331 (3)	Fannie Mae REMIC Trust 2007-55 DS, 4.257%, (-1.000*SOFR30A + 14.714%), 06/25/2037	27,319	0.0
257,426 (3)(4)	Fannie Mae REMIC Trust 2007-9 SE, 1.783%, (-1.000*SOFR30A + 5.966%), 03/25/2037	20,025	0.0
400,648 (3)(4)	Fannie Mae REMIC Trust 2008-41 S, 2.503%, (-1.000*SOFR30A + 6.686%), 11/25/2036	39,908	0.0
277,687 (3)(4)	Fannie Mae REMIC Trust 2008-53 FI, 1.803%, (-1.000*SOFR30A + 5.986%), 07/25/2038	21,954	0.0
225,823 (3)(4)	Fannie Mae REMIC Trust 2008-58 SM, 1.803%, (-1.000*SOFR30A + 5.986%), 07/25/2038	19,024	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
1,232,760 (3)(4)	Fannie Mae REMIC Trust 2009-106 SA, 1.953%, (-1.000*SOFR30A + 6.136%), 01/25/2040	$95,295	0.1
147,528 (3)	Fannie Mae REMIC Trust 2009-66 SL, 1.070%, (-1.000*SOFR30A + 15.452%), 09/25/2039	138,356	0.1
93,200 (3)	Fannie Mae REMIC Trust 2009-66 SW, 1.237%, (-1.000*SOFR30A + 15.618%), 09/25/2039	82,478	0.1
1,589,593 (3)(4)	Fannie Mae REMIC Trust 2010-123 SL, 1.773%, (-1.000*SOFR30A + 5.956%), 11/25/2040	108,924	0.1
1,774,084 (3)(4)	Fannie Mae REMIC Trust 2011-55 SK, 2.263%, (-1.000*SOFR30A + 6.446%), 06/25/2041	181,979	0.1
660,679 (3)(4)	Fannie Mae REMIC Trust 2011-86 NS, 1.653%, (-1.000*SOFR30A + 5.836%), 09/25/2041	46,737	0.0
125,944 (3)(4)	Fannie Mae REMIC Trust 2012-10 US, 2.153%, (-1.000*SOFR30A + 6.336%), 02/25/2042	15,038	0.0
149,075 (3)(4)	Fannie Mae REMIC Trust 2012-24 HS, 2.253%, (-1.000*SOFR30A + 6.436%), 09/25/2040	1,928	0.0
187,331 (4)	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/2043	7,267	0.0
411,793 (4)	Fannie Mae REMIC Trust 2013-44 DI, 3.000%, 05/25/2033	30,944	0.0
3,181,315 (4)	Fannie Mae REMIC Trust 2015-34 DI, 6.500%, 06/25/2045	709,246	0.5
4,870,542 (3)(4)	Fannie Mae REMIC Trust 2015-59 SK, 1.353%, (-1.000*SOFR30A + 5.536%), 08/25/2045	401,624	0.3
8,834,736 (3)(4)	Fannie Mae REMIC Trust 2016-54 SL, 1.703%, (-1.000*SOFR30A + 5.886%), 08/25/2046	952,016	0.7

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
3,174,621 (4)	Fannie Mae REMIC Trust 2017-15 GI, 4.500%, 03/25/2047	$422,074	0.3
4,406,808 (4)	Fannie Mae REMIC Trust 2020-49 PI, 2.000%, 07/25/2050	551,088	0.4
55,728 (3)(4)	Freddie Mac REMIC Trust 2303 SY, 4.352%, (-1.000*SOFR30A + 8.586%), 04/15/2031	5,078	0.0
371,451 (3)(4)	Freddie Mac REMIC Trust 2989 GU, 2.652%, (-1.000*SOFR30A + 6.886%), 02/15/2033	24,288	0.0
447,882 (3)(4)	Freddie Mac REMIC Trust 3271 SB, 1.702%, (-1.000*SOFR30A + 5.936%), 02/15/2037	34,765	0.0
1,427,433 (3)(4)	Freddie Mac REMIC Trust 3424 HI, 1.552%, (-1.000*SOFR30A + 5.786%), 04/15/2038	108,301	0.1
182,819 (4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	18,748	0.0
1,018,676 (3)(4)	Freddie Mac REMIC Trust 3693 SC, 2.152%, (-1.000*SOFR30A + 6.386%), 07/15/2040	110,073	0.1
1,532,875 (3)(4)	Freddie Mac REMIC Trust 3856 KS, 2.202%, (-1.000*SOFR30A + 6.436%), 05/15/2041	158,732	0.1
131,110 (3)(4)	Freddie Mac REMIC Trust 3925 SD, 1.702%, (-1.000*SOFR30A + 5.936%), 07/15/2040	2,099	0.0
3,726,474 (3)(4)	Freddie Mac REMIC Trust 3988 NS, 2.127%, (-1.000*SOFR30A + 6.361%), 01/15/2042	449,739	0.3
648,118 (3)(4)	Freddie Mac REMIC Trust 4040 SW, 2.282%, (-1.000*SOFR30A + 6.516%), 05/15/2032	44,051	0.0
2,861,021 (4)	Freddie Mac REMIC Trust 4091 IK, 5.000%, 10/15/2041	579,098	0.4

			Percentage
Principal			of Net
Amount†	RA Value	Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
6,537,102 (3)(4)	Freddie Mac REMIC Trust 4096 SB, 1.652%, (-1.000*SOFR30A + 5.886%), 08/15/2042	$648,207	0.5
254,445 (4)	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/2041	14,264	0.0
428,991 (4)	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/2039	34,608	0.0
4,252,206 (3)(4)	Freddie Mac REMIC Trust 4480 WS, 1.832%, (-1.000*SOFR30A + 6.066%), 06/15/2045	503,789	0.4
6,758,175 (3)(4)	Freddie Mac REMIC Trust 4623 MS, 1.652%, (-1.000*SOFR30A + 5.886%), 10/15/2046	779,243	0.6
959,982	Freddie Mac REMIC Trust 4800 MZ, 4.000%, 06/15/2048	915,483	0.7
1,051,285	Freddie Mac REMIC Trust 4879 ZA, 4.000%, 05/15/2049	1,006,518	0.7
7,670,836 (3)(4)	Freddie Mac REMIC Trust 4938 ES, 1.703%, (-1.000*SOFR30A + 5.886%), 12/25/2049	741,018	0.6
10,761,783 (4)	Freddie Mac REMIC Trust 5046 IO, 2.000%, 11/25/2040	1,023,767	0.8
700,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 6.283%, (SOFR30A + 2.100%), 09/25/2041	705,341	0.5
500,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA2 M2, 7.933%, (SOFR30A + 3.750%), 02/25/2042	517,340	0.4
500,000 (1)(3)	Freddie Mac STACR REMIC Trust 2024-HQA2 M2, 5.983%, (SOFR30A + 1.800%), 08/25/2044	504,125	0.4
6,000,734 (4)	Freddie Mac Strips 324 C21, 6.000%, 06/15/2039	1,211,144	0.9
77,178 (3)(4)	Freddie Mac Strips 351 103, 4.000%, 01/15/2031	5,391	0.0
380,029 (3)(4)	Freddie Mac Strips 351 200, 3.500%, 02/15/2046	49,703	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
1,669,817 (4)	Freddie Mac Strips 351 C14, 3.500%, 02/15/2031	$105,814	0.1
641,075 (3)(4)	Freddie Mac Strips 351 C30, 2.500%, 02/15/2031	21,404	0.0
800,765 (3)(4)	Freddie Mac Strips 351 C31, 3.000%, 02/15/2031	37,303	0.0
534,254 (3)(4)	Freddie Mac Strips 351 C32, 3.500%, 02/15/2031	31,950	0.0
2,497,477 (3)(4)	Freddie Mac Strips 351 C33, 4.000%, 02/15/2046	421,145	0.3
5,018,868 (3)(4)	Freddie Mac Strips 351 C34, 3.500%, 02/15/2046	888,570	0.7
6,147,132 (4)	Freddie Mac Strips 390 C5, 2.000%, 04/15/2042	603,294	0.5
101,514 (1)(3)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	98,006	0.1
108,122 (3)	Ginnie Mae 2007-8 SP, 8.607%, (-1.000*TSFR1M + 21.677%), 03/20/2037	129,028	0.1
3,581,658 (3)(4)	Ginnie Mae 2009-106 CM, 2.454%, (-1.000*TSFR1M + 6.486%), 01/16/2034	72,862	0.1
470,384 (3)(4)	Ginnie Mae 2010-116 NS, 2.504%, (-1.000*TSFR1M + 6.536%), 09/16/2040	36,064	0.0
15,857 (4)	Ginnie Mae 2010-6 IA, 5.000%, 11/20/2039	207	0.0
470,668 (4)	Ginnie Mae 2013-115 NI, 4.500%, 01/16/2043	45,425	0.0
82,771 (4)	Ginnie Mae 2013-5 NI, 3.000%, 01/20/2028	1,347	0.0
6,977,373 (4)	Ginnie Mae 2015-10 IX, 4.500%, 01/20/2045	1,507,075	1.1
482,439 (4)	Ginnie Mae 2015-178 GI, 4.000%, 05/20/2044	36,841	0.0
2,507,046 (4)	Ginnie Mae 2016-161 CI, 5.500%, 11/20/2046	398,027	0.3
4,634,880 (4)	Ginnie Mae 2019-89 QI, 4.000%, 04/20/2046	832,286	0.6

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
134,746 (3)	GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 4.526%, (TSFR1M + 0.534%), 04/25/2036	$122,579	0.1
7,780 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	7,357	0.0
5,553 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	5,213	0.0
704,327 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 A4, 2.500%, 08/25/2051	586,287	0.4
317,398 (1)(3)	GS Mortgage-Backed Securities Trust 2022-PJ1 A4, 2.500%, 05/28/2052	264,339	0.2
1,100,000 (1)(3)	GS Mortgage-Backed Securities Trust 2025-PJ9 A19, 6.000%, 03/25/2056	1,113,922	0.8
389,712 (1)(3)	J.P. Morgan Mortgage Trust 2022-4 A17A, 3.000%, 10/25/2052	338,062	0.3
634,487 (1)(3)	J.P. Morgan Mortgage Trust 2022-6 A3, 3.000%, 11/25/2052	555,954	0.4
263,945 (1)(3)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	238,446	0.2
41,405 (1)(3)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	37,452	0.0
69,008 (1)(3)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	62,492	0.1
275 (1)(3)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.473%, 03/25/2050	274	0.0
58,539 (1)(3)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	50,728	0.0
300,000 (1)(3)	JP Morgan Mortgage Trust Series 2025-3 M1, 6.783%, 09/25/2055	305,837	0.2
144,731 (1)(3)	JP Morgan Trust 2015-3 A3, 3.500%, 05/25/2045	135,258	0.1
300,000 (1)(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	293,508	0.2

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
262,834 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	$218,969	0.2
40,280 (1)(3)	OBX Trust 2019-INV2 A25, 4.000%, 05/27/2049	37,860	0.0
128,302 (1)(3)	OBX Trust 2020-INV1 A21, 3.500%, 12/25/2049	115,853	0.1
195,193 (1)(3)	PMT Loan Trust 2025-INV8 A2, 5.500%, 07/25/2056	196,994	0.2
482,582 (1)(3)	Rate Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	403,054	0.3
13,560 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	12,752	0.0
300,000 (1)(3)	Sequoia Mortgage Trust 2020-4 A8, 2.500%, 11/25/2050	218,925	0.2
809 (3)	Structured Asset Securities Corp. 2004-4XS 1A6, 5.050%, 02/25/2034	809	0.0
4,729,825 (3)(4)	WaMu Mortgage Pass-Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	5,429	0.0
31,102 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.496%, 10/25/2036	29,018	0.0
235,902 (3)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.154%, 12/25/2036	223,464	0.2
53,709 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.536%, (TSFR1M + 0.544%), 06/25/2037	47,385	0.0
327,960 (1)(3)	Wells Fargo Mortgage Backed Securities Trust 2021-1 A17, 2.500%, 12/25/2050	273,618	0.2
216,794 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.761%, 08/20/2045	201,656	0.2
		27,229,686	20.1
	Total Collateralized Mortgage Obligations
	(Cost $30,943,189)	27,229,686	20.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: 16.1%
	Australia: 0.3%
AUD837,000 (1)	Queensland Treasury Corp., 1.750%, 07/20/2034	$430,315	0.3

	Brazil: 4.4%
BRL18,664 (5)	Brazil Letras do Tesouro Nacional LTN, 15.084%, 01/01/2026	3,391,832	2.5
BRL1,439,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 08/15/2030	1,150,851	0.8
BRL800,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 05/15/2035	630,632	0.5
BRL1,045,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 08/15/2050	775,890	0.6
		5,949,205	4.4

	Canada: 0.4%
CAD1,100,000	Canadian Government Bond 0004, 2.000%, 12/01/2051	574,889	0.4

	China: 3.4%
CNY15,570,000	China Government Bond INBK, 2.520%, 08/25/2033	2,317,875	1.7
CNY1,140,000	China Government Bond INBK, 2.880%, 02/25/2033	173,915	0.1
CNY2,420,000	China Government Bond INBK, 3.120%, 10/25/2052	407,528	0.3
CNY2,110,000	China Government Bond INBK, 3.320%, 04/15/2052	367,209	0.3
CNY7,070,000	China Government Bond INBK, 4.080%, 10/22/2048	1,342,421	1.0
		4,608,948	3.4

	Colombia: 0.7%
325,000	Colombia Government International Bond, 8.375%, 11/07/2054	360,100	0.3
COP2,551,900,000	Colombian TES B, 7.750%, 09/18/2030	578,861	0.4
		938,961	0.7

	Czechia: 0.3%
CZK9,220,000	Czech Republic Government Bond 105, 2.750%, 07/23/2029	420,904	0.3

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Germany: 0.1%
EUR60,000	Bundesrepublik Deutschland Bundesanleihe 10Y, 0.500%, 02/15/2028	$66,945	0.1
EUR30,000	Bundesrepublik Deutschland Bundesanleihe 10Y, 2.730%, 08/15/2026	34,074	0.0
		101,019	0.1

	Indonesia: 0.7%
IDR13,833,000,000	Indonesia Treasury Bond FR79, 8.375%, 04/15/2039	977,793	0.7

	Italy: 1.1%
EUR641,000 (1)	Italy Buoni Poliennali Del Tesoro 30Y, 3.850%, 09/01/2049	714,776	0.5
EUR641,000 (1)	Italy Buoni Poliennali Del Tesoro 31Y, 5.000%, 08/01/2034	840,948	0.6
		1,555,724	1.1

	Malaysia: 0.6%
MYR3,642,000	Malaysia Government Bond 0419, 3.828%, 07/05/2034	888,411	0.6

	Mexico: 0.2%
200,000	Mexico Government International Bond, 6.625%, 01/29/2038	211,700	0.2

	Peru: 0.9%
PEN4,000,000	Peru Government Bond, 6.350%, 08/12/2028	1,251,300	0.9

	Poland: 0.3%
PLN1,525,000	Republic of Poland Government Bond 0728, 7.500%, 07/25/2028	446,685	0.3

	Russian Federation: —%
RUB47,938,000 (6)(7)	Russian Federal Bond - OFZ 6224, 6.900%, 05/23/2029	—	—

	South Africa: 0.2%
200,000 (1)	Republic of South Africa Government International Bond, 7.100%, 11/19/2036	215,400	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Spain: 1.1%
EUR1,284,000 (1)	Spain Government Bond, 1.450%, 04/30/2029	$1,439,573	1.1

	Thailand: 1.2%
THB41,793,000	Thailand Government Bond, 2.875%, 12/17/2028	1,351,762	1.0
THB8,250,000	Thailand Government Bond, 3.350%, 06/17/2033	285,975	0.2
		1,637,737	1.2

	Ukraine: 0.2%
243,989 (1)(8)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2035	136,634	0.1
185,707 (1)(8)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2036	102,789	0.1
		239,423	0.2

	Total Sovereign Bonds
	(Cost $21,990,282)	21,887,987	16.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.9%
	United States: 9.9%
500,000 (3)	BANK 2017-BNK4 C, 4.372%, 05/15/2050	444,295	0.3
5,625,852 (3)(4)	BANK 2017-BNK5 XA, 0.941%, 06/15/2060	67,219	0.1
893,024 (3)(4)	BANK 2019-BN16 XA, 0.930%, 02/15/2052	20,344	0.0
500,000 (1)(3)	BAY Mortgage Trust 2025-LIVN A, 5.832%, (TSFR1M + 1.800%), 05/15/2035	501,754	0.4
8,636,378 (3)(4)	BBCMS Mortgage Trust 2022-C17 XA, 1.150%, 09/15/2055	555,252	0.4
280,000 (1)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	187,755	0.1
1,298,446 (3)(4)	Benchmark Mortgage Trust 2019-B9 XA, 1.005%, 03/15/2052	31,796	0.0
9,908,811 (3)(4)	Benchmark Mortgage Trust 2020-B21 XA, 1.414%, 12/17/2053	540,541	0.4
500,000	Benchmark Mortgage Trust 2025-V17 A3, 5.075%, 09/15/2058	513,148	0.4

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
700,000 (1)(3)	BX Commercial Mortgage Trust 2021-21M E, 6.317%, (TSFR1M + 2.285%), 10/15/2036	$699,095	0.5
500,000 (1)(3)	BX Trust 2021-LBA EJV, 6.147%, (TSFR1M + 2.114%), 02/15/2036	500,654	0.4
395,405 (1)(3)	BX Trust 2021-LBA EV, 6.147%, (TSFR1M + 2.114%), 02/15/2036	395,922	0.3
600,000 (1)(3)	BX Trust 2021-LGCY D, 5.448%, (TSFR1M + 1.416%), 10/15/2036	597,268	0.4
750,000 (1)(3)	BX Trust 2023-DELC A, 6.722%, (TSFR1M + 2.690%), 05/15/2038	752,053	0.6
2,609,882 (3)(4)	CD Mortgage Trust 2016-CD1 XA, 1.339%, 08/10/2049	10,535	0.0
8,581,000 (3)(4)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.788%, 08/10/2049	43,907	0.0
8,321,993 (1)(3)(4)	Commercial Mortgage Pass Through Certificates 2012-LTRT XA, 0.787%, 10/05/2030	83	0.0
500,000 (3)	CSAIL Commercial Mortgage Trust 2018-C14 B, 4.877%, 11/15/2051	479,225	0.4
500,000 (1)(3)	DBC Mortgage Trust 2025-DBC A, 5.400%, (TSFR1M + 1.350%), 06/15/2038	501,349	0.4
750,000 (1)	ELM Trust 2024-ELM C15, 6.189%, 06/10/2039	756,972	0.6
500,000 (1)(3)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU D, 6.632%, (TSFR1M + 2.600%), 12/15/2039	502,688	0.4
6,953,787 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.869%, 11/25/2030	248,332	0.2
23,956,064 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K151 X1, 0.344%, 04/25/2030	316,478	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
3,509,868 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.322%, 07/25/2035	$321,812	0.2
5,431,142 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.858%, 10/25/2035	322,639	0.2
4,879 (1)(9)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	4,811	0.0
220,000 (1)(9)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	214,122	0.2
500,000 (1)(3)	GSAT Trust 2025-BMF B, 5.982%, (TSFR1M + 1.950%), 07/15/2040	501,293	0.4
300,000 (1)(3)	GSMS Trustair 2024-FAIR A, 5.876%, 07/15/2029	308,898	0.2
500,000 (1)(3)	INTOWN Mortgage Trust 2025-STAY D, 6.882%, (TSFR1M + 2.850%), 03/15/2042	502,521	0.4
970,907 (1)(3)	KSL Commercial Mortgage Trust 2024-HT2 A, 5.575%, (TSFR1M + 1.542%), 12/15/2039	971,702	0.7
3,399,444 (1)(3)(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.867%, 03/10/2050	19,186	0.0
70,000 (1)(9)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	63,460	0.0
500,000 (1)(3)	WCORE Commercial Mortgage Trust 2024-CORE C, 6.273%, (TSFR1M + 2.241%), 11/15/2041	501,899	0.4
1,000,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-VTT C, 5.834%, 03/15/2038	1,004,115	0.7
		13,403,123	9.9

	Total Commercial Mortgage-Backed Securities (Cost $13,375,862)	13,403,123	9.9

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: 8.7%
	Cayman Islands: 8.6%
250,000 (1)(3)	Bain Capital Credit CLO Ltd. 2020-5A ARR, 5.034%, (TSFR3M + 1.150%), 04/20/2034	$250,121	0.2
500,000 (1)(3)	Bain Capital Credit CLO Ltd. 2025-4A C, 5.709%, (TSFR3M + 1.850%), 01/17/2039	500,906	0.4
750,000 (1)(3)	Barings CLO Ltd. 2019-4A CR, 6.105%, (TSFR3M + 2.200%), 07/15/2037	753,004	0.6
850,000 (1)(3)	Barings CLO Ltd. 2024-1A A, 5.514%, (TSFR3M + 1.630%), 01/20/2037	851,743	0.6
400,000 (1)(3)	Beechwood Park CLO Ltd. 2019-1A C2RR, 5.999%, (TSFR3M + 2.100%), 01/17/2035	400,859	0.3
500,000 (1)(3)	BlueMountain CLO Ltd. 2013-2A CR, 6.069%, (TSFR3M + 2.212%), 10/22/2030	500,486	0.4
250,000 (1)(3)	BlueMountain CLO XXX Ltd. 2020-30A CR2, 5.755%, (TSFR3M + 1.850%), 04/15/2035	250,202	0.2
550,000 (1)(3)	CBAM Ltd. 2017-1A AR2, 5.274%, (TSFR3M + 1.390%), 01/20/2038	551,857	0.4
400,000 (1)(3)	CBAM Ltd. 2017-1A CR2, 5.984%, (TSFR3M + 2.100%), 01/20/2038	401,541	0.3
450,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A ARR, 5.102%, (TSFR3M + 1.220%), 01/17/2038	449,306	0.3
300,000 (1)(3)	CIFC Funding Ltd. 2022-4A AR, 4.984%, (TSFR3M + 1.090%), 07/16/2035	299,784	0.2
1,000,000 (1)(3)	Dryden 49 Senior Loan Fund 2017-49A CR, 6.196%, (TSFR3M + 2.312%), 07/18/2030	1,002,666	0.7
1,000,000 (1)(3)	Elevation Clo Ltd. 2021-13A C1R, 5.905%, (TSFR3M + 2.000%), 07/15/2034	1,000,274	0.7
690,000 (1)(3)	Invesco CLO Ltd. 2021-3A A1R, 4.937%, (TSFR3M + 1.080%), 10/22/2034	690,169	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Cayman Islands: (continued)
500,000 (1)(3)	Madison Park Funding XXXI Ltd. 2018-31A CR, 6.110%, (TSFR3M + 2.250%), 07/23/2037	$502,620	0.4
450,000 (1)(3)	Mountain View CLO XVIII Ltd. 2024-1A C, 6.094%, (TSFR3M + 2.200%), 10/16/2037	451,548	0.3
500,000 (1)(3)	NYACK Park CLO Ltd. 2021-1A CR, 5.768%, (TSFR3M + 1.850%), 10/20/2038	501,046	0.4
300,000 (1)(3)	Oaktree CLO Ltd. 2022-3A CR, 6.005%, (TSFR3M + 2.100%), 10/15/2037	301,126	0.2
195,379 (1)(3)	OZLM XV Ltd. 2016-15A A1R3, 4.934%, (TSFR3M + 1.050%), 04/20/2033	194,778	0.1
250,000 (1)(3)	Rad CLO 10 Ltd. 2021-10A C, 5.871%, (TSFR3M + 2.012%), 04/23/2034	250,541	0.2
650,000 (1)(3)	Shackleton CLO Ltd. 2019-15A CR, 6.316%, (TSFR3M + 2.412%), 01/15/2032	650,997	0.5
300,000 (1)(3)	Symphony CLO XXVI Ltd. 2021-26A CR, 6.146%, (TSFR3M + 2.262%), 04/20/2033	300,387	0.2
600,000 (1)(3)	Venture XXVII CLO Ltd. 2017-27A CR, 6.446%, (TSFR3M + 2.562%), 07/20/2030	601,247	0.5
		11,657,208	8.6
	United States: 0.1%
318,447 (3)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 6.582%, 03/25/2036	150,235	0.1

	Total Asset-Backed Securities
	(Cost $11,886,350)	11,807,443	8.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.2%
	Federal Home Loan Mortgage Corporation: 0.4%(10)
358,236 (10)	3.500%, 01/01/2048	336,767	0.3
36,131 (10)	4.000%, 09/01/2045	34,696	0.0
37,121 (10)	4.000%, 09/01/2045	35,886	0.0
56,758 (10)	4.000%, 05/01/2046	55,024	0.1
		462,373	0.4

	Government National Mortgage Association: 1.3%
301,619	2.500%, 05/20/2052	261,370	0.2
167,892	2.500%, 08/20/2052	146,163	0.1
61,106	4.500%, 08/20/2041	61,652	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: (continued)
1,333,918	4.500%, 05/20/2053	$1,309,708	1.0
7,959	5.500%, 03/20/2039	8,315	0.0
		1,787,208	1.3

	Tennessee Valley Authority: 0.0%
36,000	5.250%, 02/01/2055	36,413	0.0

	Uniform Mortgage-Backed Securities: 4.5%
4,463,249	2.000%, 02/01/2052	3,650,004	2.7
14,441	2.500%, 06/01/2030	14,037	0.0
19,609	2.500%, 06/01/2030	19,044	0.0
8,425	2.500%, 07/01/2030	8,182	0.0
64,807	3.500%, 06/01/2034	63,649	0.0
736,302	3.500%, 03/01/2043	700,131	0.5
37,508	4.000%, 05/01/2045	36,366	0.0
652,056	4.000%, 04/01/2049	629,909	0.5
63,625	4.500%, 12/01/2040	63,984	0.1
108,688	4.500%, 12/01/2040	109,423	0.1
154,426	5.000%, 05/01/2042	158,705	0.1
403,000 (11)	5.000%, 11/01/2055	401,034	0.3
207,000 (11)	5.500%, 11/01/2054	209,164	0.2
		6,063,632	4.5
	Total U.S. Government Agency Obligations
	(Cost $8,508,664)	8,349,626	6.2

U.S. TREASURY OBLIGATIONS: 4.2%
	United States Treasury Bonds: 0.8%
14,600	4.750%, 02/15/2045	14,807	0.0
946,900	4.750%, 05/15/2055	959,624	0.7
120,000	4.875%, 08/15/2045	123,619	0.1
		1,098,050	0.8

	United States Treasury Notes: 3.4%
1,848,500	3.500%, 10/31/2027	1,845,070	1.4
692,200	3.500%, 10/15/2028	690,334	0.5
74,500	3.625%, 09/30/2030	74,232	0.1
515,200	3.625%, 10/31/2030	513,329	0.4
291,100	3.750%, 05/15/2028	292,209	0.2
547,900	3.750%, 10/31/2032	543,320	0.4
225,400	3.875%, 09/30/2032	225,294	0.2
6,000	3.875%, 08/15/2034	5,932	0.0
11,000	4.000%, 03/31/2030	11,141	0.0
42,200	4.000%, 04/30/2032	42,562	0.0
294,900	4.250%, 08/15/2035	298,609	0.2
		4,542,032	3.4
	Total U.S. Treasury Obligations (Cost $5,607,162)	5,640,082	4.2

PURCHASED OPTIONS(12): 0.0%
	Total Purchased Options (Cost $34,046)	4,072	0.0
	Total Long-Term Investments (Cost $123,782,319)	120,355,550	88.8

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 8.6%
	Commercial Paper: 6.9%
1,604,000	Dominion Energy, Inc., 4.140%, 11/05/2025	$1,603,091	1.2
2,000,000	Dominion Energy, Inc., 4.180%, 12/05/2025	1,992,018	1.5
2,500,000	Entergy Corp., 4.150%, 11/05/2025	2,498,580	1.9
1,000,000	Oracle Corp., 4.100%, 11/21/2025	997,647	0.7
2,200,000	Sysco Corp., 4.090%, 11/05/2025	2,198,769	1.6
	Total Commercial Paper
	(Cost $9,291,001)	9,290,105	6.9

	Repurchase Agreements: 1.2%
1,000,000 (13)	Citadel Securities LLC, Repurchase Agreement dated 10/31/2025, 4.260%, due 11/03/2025 (Repurchase Amount $1,000,350, collateralized by various U.S. Government Securities, 0.000%-4.875%, Market Value plus accrued interest $1,020,362, due 11/04/25-08/15/55)	1,000,000	0.7
538,000 (13)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 10/31/2025, 4.150%, due 11/03/2025 (Repurchase Amount $538,184, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $548,760, due 06/30/27-10/20/55)	538,000	0.4

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
99,537 (13)	HSBC Securities (USA) Inc., Repurchase Agreement dated 10/31/2025, 4.140%, due 11/03/2025 (Repurchase Amount $99,571, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $101,528, due 07/15/30-02/15/51)	$99,537	0.1
	Total Repurchase Agreements
	(Cost $1,637,537)	1,637,537	1.2
			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.5%
690,000 (14)	Goldman Sachs Financial Square Government Fund, Institutional Class, 4.010%
	(Cost $690,000)	$690,000	0.5
	Total Short-Term Investments
	(Cost $11,618,538)	11,617,642	8.6
	Total Investments in Securities
	(Cost $135,400,857)	$131,973,192	97.4
	Assets in Excess of Other Liabilities	3,468,303	2.6
	Net Assets	$135,441,495	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of October 31, 2025.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of October 31, 2025.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Defaulted security.
(8)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of October 31, 2025.
(9)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(10)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(11)	Represents or includes a TBA transaction.
(12)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(13)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)	Rate shown is the 7-day yield as of October 31, 2025.

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	EU Euro
IDR	Indonesian Rupiah
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

Percentage
Sector Diversification	of Net Assets
Collateralized Mortgage Obligations	20.1%
Sovereign Bonds	16.3
Commercial Mortgage-Backed Securities	9.9
Asset-Backed Securities	8.7
Financial	7.9
U.S. Government Agency Obligations	6.2
U.S. Treasury Obligations	4.2
Consumer, Non-cyclical	3.0
Consumer, Cyclical	2.8
Utilities	2.1
Industrial	2.0
Energy	1.6
Technology	1.6
Communications	1.4
Basic Materials	1.0
Purchased Options	0.0
Short-Term Investments	8.6
Assets in Excess of Other Liabilities	2.6
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	October 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$32,033,531	$—	$32,033,531
Collateralized Mortgage Obligations	—	27,229,686	—	27,229,686
Sovereign Bonds	—	21,887,987	—	21,887,987
Commercial Mortgage-Backed Securities	—	13,403,123	—	13,403,123
Asset-Backed Securities	—	11,807,443	—	11,807,443
U.S. Government Agency Obligations	—	8,349,626	—	8,349,626
U.S. Treasury Obligations	—	5,640,082	—	5,640,082
Purchased Options	—	4,072	—	4,072
Short-Term Investments	690,000	10,927,642	—	11,617,642
Total Investments, at fair value	$690,000	$131,283,192	$—	$131,973,192
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	—	1,602,904	—	1,602,904
Forward Foreign Currency Contracts	—	93,395	—	93,395
Forward Premium Swaptions	—	235,950	—	235,950
Futures	570,672	—	—	570,672
OTC total return swaps	—	61,026	—	61,026
OTC volatility swaps	—	57,310	—	57,310
Total Assets	$1,260,672	$133,333,777	$—	$134,594,449
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	$—	$(9,024)	$—	$(9,024)
Centrally Cleared Interest Rate Swaps	—	(1,665,894)	—	(1,665,894)
Forward Foreign Currency Contracts	—	(1,215,465)	—	(1,215,465)
Forward Premium Swaptions	—	(147,650)	—	(147,650)
Futures	(34,881)	—	—	(34,881)
OTC interest rate swaps	—	(27,097)	—	(27,097)
OTC volatility swaps	—	(4,905)	—	(4,905)
Written Options	—	(19,554)	—	(19,554)
Total Liabilities	$(34,881)	$(3,089,589)	$—	$(3,124,470)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At October 31, 2025, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
MXN	11,627,286	USD	631,509	BNP Paribas	11/07/25	$(5,859)
HKD	547,037	USD	70,323	Brown Brothers Harriman & Co.	11/07/25	80
HUF	53,585,311	USD	159,429	Brown Brothers Harriman & Co.	11/07/25	(190)
SGD	386,044	USD	302,208	Brown Brothers Harriman & Co.	11/07/25	(5,547)
NZD	395,535	USD	229,301	Brown Brothers Harriman & Co.	12/12/25	(2,586)
NOK	1,801,156	USD	180,518	Brown Brothers Harriman & Co.	12/12/25	(2,707)
DKK	1,857,498	USD	290,344	Brown Brothers Harriman & Co.	12/12/25	(2,906)
SEK	4,895,511	USD	523,740	Brown Brothers Harriman & Co.	12/12/25	(7,246)
CHF	632,052	USD	796,672	Brown Brothers Harriman & Co.	12/12/25	(7,699)
AUD	2,276,626	USD	1,504,472	Brown Brothers Harriman & Co.	12/12/25	(14,236)
USD	1,192,383	THB	37,648,494	Citibank N.A.	11/07/25	27,781
USD	514,521	IDR	8,525,941,080	Citibank N.A.	11/07/25	1,856
USD	134,228	PLN	485,795	Deutsche Bank AG	11/07/25	2,687

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
RON	651,309	USD	150,412	Deutsche Bank AG	11/07/25	$(2,805)
USD	391,770	TRY	18,475,861	Deutsche Bank AG	11/10/25	(45,467)
USD	664,261	MXN	12,279,991	Goldman Sachs International	11/07/25	3,490
USD	359,474	MYR	1,510,425	Goldman Sachs International	11/07/25	(1,208)
USD	1,137,090	BRL	6,136,077	Goldman Sachs International	11/07/25	(2,581)
USD	339,913	MXN	6,376,327	Goldman Sachs International	11/07/25	(3,189)
TRY	18,452,355	USD	391,770	Goldman Sachs International	11/10/25	44,911
USD	2,998,474	BRL	18,664,000	Goldman Sachs International	01/05/26	(420,649)
USD	234,646	CZK	4,858,793	HSBC Bank USA N.A.	11/07/25	4,472
ILS	642,658	USD	193,294	HSBC Bank USA N.A.	11/07/25	3,933
USD	627,387	COP	2,499,548,174	HSBC Bank USA N.A.	11/07/25	(20,771)
USD	1,403,746	BRL	7,747,106	HSBC Bank USA N.A.	11/07/25	(35,145)
JPY	128,000	USD	830	Morgan Stanley Capital Services LLC	11/05/25	—
USD	340,198	MXN	6,376,327	Morgan Stanley Capital Services LLC	11/07/25	(2,904)
USD	790,425	COP	3,114,741,284	Morgan Stanley Capital Services LLC	11/07/25	(17,258)
USD	1,444,984	PEN	5,099,305	Morgan Stanley Capital Services LLC	11/07/25	(69,595)
CAD	4,225,733	USD	3,044,897	Morgan Stanley Capital Services LLC	12/12/25	(25,999)
GBP	5,124,917	USD	6,775,324	State Street Bank and Trust Co.	12/12/25	(42,337)
JPY	1,663,987,139	USD	10,966,667	State Street Bank and Trust Co.	12/12/25	(126,941)
EUR	24,041,001	USD	28,058,063	State Street Bank and Trust Co.	12/12/25	(286,683)
CLP	115,578,233	USD	119,489	UBS AG	11/07/25	3,137
KRW	1,995,037,317	USD	1,442,794	UBS AG	11/07/25	(42,770)
COP	2,360,497,623	USD	611,053	Wells Fargo Bank N.A.	11/07/25	1,048
CNY	60,054,811	USD	8,465,583	Wells Fargo Bank N.A.	11/07/25	(20,187)
						$(1,122,070)

At October 31, 2025, the following futures contracts were outstanding for Voya Global Bond Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
Australia 3-Year Bond	17	12/15/25	$1,187,095	$(5,703)
Australia 10-Year Bond	4	12/15/25	297,347	(509)
Canada 10-Year Bond	22	12/18/25	1,925,578	47,873
Euro-Bobl 5-Year	51	12/08/25	6,951,900	24,424
Euro-Buxl 30-year German Government Bond	18	12/08/25	2,409,212	87,443
Euro-OAT	49	12/08/25	6,922,704	140,220
Euro-Schatz	70	12/08/25	8,639,764	(642)
Long Gilt	16	12/29/25	1,967,814	61,677
Long-Term Euro-BTP	28	12/08/25	3,919,038	80,837
U.S. Treasury 2-Year Note	39	12/31/25	8,121,445	(12,629)
U.S. Treasury 10-Year Note	54	12/19/25	6,084,281	4,828
U.S. Treasury Long Bond	40	12/19/25	4,692,500	99,093
U.S. Treasury Ultra Long Bond	7	12/19/25	848,969	(1,547)
			$53,967,647	$525,365
Short Contracts:
Euro-Bund	(8)	12/08/25	(1,193,125)	(8,039)
Japanese Government Bonds 10-Year Mini	(32)	12/12/25	(2,823,957)	17,150
U.S. Treasury 5-Year Note	(48)	12/31/25	(5,242,125)	7,127
U.S. Treasury Ultra 10-Year Note	(26)	12/19/25	(3,002,594)	(5,812)
			$(12,261,801)	$10,426

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

At October 31, 2025, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX North American High Yield, Series 45,
Version 1	Sell	5.000	12/20/30	USD	2,600,000	$188,920	$(9,024)
						$188,920	$(9,024)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments received quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At October 31, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	3.904%	Annual	10/17/27	GBP	2,000,000	$18,044	$18,044
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	1.649	Annual	04/14/52	GBP	1,800,000	(1,019,256)	(1,019,256)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	3.592	Annual	05/08/28	GBP	1,100,000	1,987	1,987
Pay	3-month KRW-CD-KSDA-Bloomberg	Quarterly	2.935	Quarterly	07/31/34	KRW	3,586,082,000	10,119	10,119
Pay	1-day Secured Overnight Financing Rate	Monthly	3.040	Monthly	05/08/31	USD	2,500,000	(43,006)	(42,315)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.098	Monthly	08/08/32	USD	1,600,000	(33,813)	(39,536)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.150	Monthly	10/27/47	USD	1,465,000	(169,931)	(169,870)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.058	Monthly	08/08/29	USD	1,200,000	(10,969)	(10,987)
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	2.999	Annual	09/13/52	GBP	500,000	144,805	144,805
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.674	Annual	09/30/52	GBP	200,000	29,835	29,835
Receive	1-day Overnight Tokyo Average Rate	Annual	1.970	Annual	05/12/55	JPY	175,000,000	120,830	120,830
Receive	1-day Overnight Tokyo Average Rate	Annual	1.440	Annual	06/19/44	JPY	90,000,000	59,990	59,990
Receive	1-day Overnight Tokyo Average Rate	Annual	1.678	Annual	10/21/54	JPY	80,000,000	86,124	86,124
Receive	1-day Overnight Tokyo Average Rate	Annual	1.487	Annual	08/08/54	JPY	75,000,000	99,899	99,899
Receive	1-day Overnight Tokyo Average Rate	Annual	1.978	Annual	04/01/55	JPY	20,000,000	13,507	13,507
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD	12,000,000	662,011	662,011
Receive	1-day Secured Overnight Financing Rate	Annual	3.956	Annual	02/01/27	USD	10,000,000	(48,950)	(48,950)
Receive	1-day Secured Overnight Financing Rate	Annual	4.006	Annual	06/26/29	USD	7,000,000	(153,481)	(153,481)
Receive	1-day Secured Overnight Financing Rate	Annual	3.464	Annual	09/26/32	USD	7,000,000	18,392	18,392
Receive	1-day Secured Overnight Financing Rate	Annual	2.188	Annual	03/24/27	USD	5,000,000	89,683	89,683
Receive	1-day Secured Overnight Financing Rate	Annual	2.962	Annual	06/14/27	USD	5,000,000	39,284	39,284
Receive	1-day Secured Overnight Financing Rate	Monthly	3.121	Monthly	02/08/28	USD	5,000,000	22,653	24,079
Receive	1-day Secured Overnight Financing Rate	Annual	3.605	Annual	01/08/31	USD	5,000,000	(44,737)	(44,737)
Receive	1-day Secured Overnight Financing Rate	Monthly	3.562	Monthly	11/03/26	USD	4,000,000	446	421
Receive	1-day Secured Overnight Financing Rate	Annual	3.750	Annual	05/21/30	USD	4,000,000	(60,240)	(60,240)
Receive	1-day Secured Overnight Financing Rate	Annual	3.860	Annual	06/26/34	USD	4,000,000	(75,790)	(75,790)
Receive	1-day Secured Overnight Financing Rate	Annual	1.847	Annual	02/17/32	USD	2,000,000	183,894	183,894
Receive	1-day Secured Overnight Financing Rate	Annual	4.452	Annual	11/29/44	USD	970,600	(402)	(402)
Receive	1-day Secured Overnight Financing Rate	Annual	4.444	Annual	08/16/44	USD	947,000	(330)	(330)
								$(59,402)	$(62,990)

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

At October 31, 2025, the following OTC interest rate swaps were outstanding for Voya Global Bond Fund:

		Floating								Upfront
		Rate Index			Fixed Rate					Payments	Unrealized
Pay/Receive		Payment		Fixed	Payment	Maturity	Notional		Fair	Paid/	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Counterparty	Rate	Frequency	Date	Amount		Value	(Received)	(Depreciation)
Pay	7-day China Fixing Repo Rates	Quarterly	BNP Paribas	1.436%	Quarterly	04/24/30	CNY	41,023,000	$(27,097)	$—	$(27,097)
									$(27,097)	$—	$(27,097)

At October 31, 2025, the following OTC total return swaps were outstanding for Voya Global Bond Fund:

		Reference	(Pay)/	Floating						Upfront
Pay/Receive		Entity	Receive	Rate						Payments	Unrealized
Total		Payment	Financing	Payment		Termination	Notional		Fair	Paid/	Appreciation/
Return(1)	Reference Entity	Frequency	Rate	Frequency	Counterparty	Date	Amount		Value	(Received)	(Depreciation)
(1-day
	Japanese		Tokyo		Nomura
	Government	At	Overnight	At	Global
	20-Year Treasury	Termination	Average	Termination	Financial
Receive	Bond	Date	Rate)	Date	Products Inc.	12/05/25	JPY	700,000,000	$8,910	$—	$8,910
(1-day
	Japanese		Tokyo		Nomura
	Government	At	Overnight	At	Global
	5-Year Treasury	Termination	Average	Termination	Financial
Receive	Bond	Date	Rate)	Date	Products Inc.	12/05/25	JPY	500,000,000	4,210	—	4,210
(1-day
	Japanese		Tokyo		Nomura
	Government	At	Overnight	At	Global
	20-Year Treasury	Termination	Average	Termination	Financial
Receive	Bond	Date	Rate)	Date	Products Inc.	12/11/25	JPY	1,000,000,000	47,906	—	47,906
									$61,026	$—	$61,026

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

At October 31, 2025, the following OTC volatility swaps were outstanding for Voya Global Bond Fund:

Pay/		Volatility						Unrealized
Receive		Strike		Maturity		Notional		Appreciation
Volatility(1)	Reference Entity	Rate	Counterparty	Date	Currency	Amount	Fair Value	(Depreciation)
Pay	USD vs. BRL Spot Exchange Rate	15.300%	Bank of America N.A.	01/06/26	USD	2,314,000	$12,980	$12,980
Pay	EUR vs. USD Spot Exchange Rate	8.400%	Morgan Stanley Capital Services LLC	02/10/26	USD	3,205,000	37,845	37,845
Pay	USD vs. BRL Spot Exchange Rate	15.300%	Morgan Stanley Capital Services LLC	01/06/26	USD	1,156,000	6,485	6,485

Receive	USD vs. INR Spot Exchange Rate	4.325%	BNP Paribas	02/10/26	USD	3,205,000	(4,905)	(4,905)
							$52,405	$52,405

At October 31, 2025, the following OTC written credit default swaptions were outstanding for Voya Global Bond Fund:

				(Pay)/
				Receive
			Exercise	Exercise	Strike	Expiration	Notional		Premiums	Fair
Description	Counterparty	Reference Entity	Rate (%)	Rate	Price	Date	Amount		Received	Value
Put on 5-Year Credit Default Swap	Goldman Sachs International	CDX North American High Yield, Series 44, Version 1	106.500	Receive	106.500%	11/19/25	USD	1,177,000	$6,151	$(2,596)
Put on 5-Year Credit Default Swap	Royal Bank of Canada	CDX North American High Yield, Series 44, Version 1	106.500	Receive	106.500%	11/19/25	USD	1,498,000	7,864	(3,305)
Put on 5-Year Credit Default Swap	BNP Paribas	CDX North American High Yield, Series 45, Version 1	106.500	Receive	106.500%	11/19/25	USD	1,300,000	7,150	(3,971)
Put on 5-Year Credit Default Swap	Citibank N.A.	CDX North American High Yield, Series 44, Version 1	107.000	Receive	107.000%	11/19/25	USD	2,490,000	18,451	(8,075)

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

				(Pay)/
				Receive
			Exercise	Exercise	Strike	Expiration	Notional	Premiums	Fair
Description	Counterparty	Reference Entity	Rate (%)	Rate	Price	Date	Amount	Received	Value
								$39,616	$(17,947)

At October 31, 2025, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:

		Expiration	Exercise
Description	Counterparty	Date	Price	Notional Amount		Cost	Fair Value
Put USD vs. Call JPY	Goldman Sachs International	11/04/25	143.000	USD	1,331,000	$18,170	$—
						$18,170	$—

At October 31, 2025, the following OTC written foreign currency options were outstanding for Voya Global Bond Fund:

		Expiration	Exercise			Premiums
Description	Counterparty	Date	Price	Notional Amount		Received	Fair Value
Put USD vs. Call JPY	Goldman Sachs International	11/04/25	140.000	USD	1,331,000	$10,889	$—
						$10,889	$—

At October 31, 2025, the following OTC purchased interest rate swaptions were outstanding for Voya Global Bond Fund:

		Pay/
		Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional
Description	Counterparty	Rate	Rate	Index	Date	Amount		Cost	Fair Value
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Receive	2.500%	6-month EUR-EURIBOR	05/20/26	EUR	2,843,000	$15,876	$4,072
								$15,876	$4,072

At October 31, 2025, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Fund:

		Pay/Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional		Premiums
Description	Counterparty	Rate	Rate	Index	Date	Amount		Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	2.300%	6-month EUR-EURIBOR	05/20/26	EUR	1,422,000	$11,711	$(1,607)
								$11,711	$(1,607)

At October 31, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Fund:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration(4)	(Depreciation)
Call on 10-Year Interest Rate Swap	Barclays Bank PLC	2.355%	Receive	1-day Secured Overnight Financing Rate	11/27/34	USD	2,495,000	$—	$27,536
Call on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	2.375%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	2,367,400	(99,431)	(46,430)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	3,136,000	(548,800)	59,504
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	7,382,300	(1,328,814)	108,395
Put on 30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	4.650%	Pay	1-day Secured Overnight Financing Rate	08/30/27	USD	1,489,600	(69,475)	(18,294)
								$(2,046,520)	$130,711

At October 31, 2025, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Fund:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration(4)	(Depreciation)
Call on 10-Year Interest Rate Swap	Toronto-Dominion Bank	3.759%	Pay	1-day Secured Overnight Financing Rate	10/25/27	USD	1,489,600	$57,796	$(4,796)
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Pay	1-day Secured Overnight Financing Rate	09/23/27	USD	7,448,000	34,782	4,711
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	2.500%	Pay	1-day Secured Overnight Financing Rate	09/25/26	USD	14,700,000	17,052	2,797

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration(4)	(Depreciation)
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.170%	Pay	1-day Secured Overnight Financing Rate	08/23/27	USD	3,724,000	$18,853	$3,700
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Pay	1-day Secured Overnight Financing Rate	08/12/27	USD	7,448,000	37,054	4,162
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Pay	1-day Secured Overnight Financing Rate	08/12/27	USD	3,724,000	18,620	2,168
Call on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.123%	Pay	1-day Secured Overnight Financing Rate	10/25/27	USD	7,448,000	34,726	(3,897)
Put on 10-Year Interest Rate Swap	Barclays Bank PLC	5.355%	Receive	1-day Secured Overnight Financing Rate	11/27/34	USD	2,495,000	45,160	(61,385)
Put on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	5.540%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	2,367,400	99,431	(8,897)
Put on 10-Year Interest Rate Swap	Toronto-Dominion Bank	3.759%	Receive	1-day Secured Overnight Financing Rate	10/25/27	USD	1,489,600	57,796	7,539
Put on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Receive	1-day Secured Overnight Financing Rate	09/23/27	USD	7,448,000	34,782	(1,327)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.600%	Receive	1-day Secured Overnight Financing Rate	08/30/27	USD	26,812,800	76,417	(238)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.170%	Receive	1-day Secured Overnight Financing Rate	08/23/27	USD	3,724,000	18,853	1,494
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Receive	1-day Secured Overnight Financing Rate	08/12/27	USD	7,448,000	37,054	5,526
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Receive	1-day Secured Overnight Financing Rate	08/12/27	USD	3,724,000	18,620	2,851
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.123%	Receive	1-day Secured Overnight Financing Rate	10/25/27	USD	7,448,000	34,726	5,567
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.631%	Receive	1-day Secured Overnight Financing Rate	09/08/26	USD	14,699,000	13,964	(1,483)
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.622%	Receive	1-day Secured Overnight Financing Rate	09/08/26	USD	7,350,000	6,983	(903)
								$662,669	$(42,411)

(1)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:			Currency Abbreviations:

AUD	—	Australian Dollar	NOK	—	Norwegian Krone
BRL	—	Brazilian Real	NZD	—	New Zealand Dollar
CAD	—	Canadian Dollar	PEN	—	Peruvian Nuevo Sol
CHF	—	Swiss Franc	PLN	—	Polish Zloty
CLP	—	Chilean Peso	RON	—	Romanian New Leu
CNY	—	Chinese Yuan	SEK	—	Swedish Krona
COP	—	Colombian Peso	SGD	—	Singapore Dollar
CZK	—	Czech Koruna	THB	—	Thai Baht
DKK	—	Danish Krone	TRY	—	Turkish Lira
EUR	—	EU Euro	USD	—	United States Dollar
GBP	—	British Pound
HKD	—	Hong Kong Sar Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of October 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$4,072
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	93,395
Interest rate contracts	Unrealized appreciation on forward premium swaptions	235,950
Interest rate contracts	Variation margin receivable on futures contracts**	570,672
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	1,602,904
Foreign exchange contracts	Unrealized appreciation on OTC swap agreements	57,310
Interest rate contracts	Unrealized appreciation on OTC swap agreements	61,026
Total Asset Derivatives		$2,625,329
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,215,465
Interest rate contracts	Unrealized depreciation on forward premium swaptions	147,650
Interest rate contracts	Variation margin payable on futures contracts**	34,881
Credit contracts	Variation margin payable on centrally cleared swaps**	9,024
Interest rate contracts	Variation margin payable on centrally cleared swaps**	1,665,894
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	4,905
Interest rate contracts	Unrealized depreciation on OTC swap agreements	27,097
Credit contracts	Written options, at fair value	17,947
Interest rate contracts	Written options, at fair value	1,607
Total Liability Derivatives		$3,124,470

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended October 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$28,614	$—	$28,614
Foreign exchange contracts	35,123	699,531	—	36,583	135,418	906,655
Interest rate contracts	(60,296)	—	(2,210,736)	(826,375)	319,594	(2,777,812)
Total	$(25,173)	$699,531	$(2,210,736)	$(761,178)	$455,012	$(1,842,543)

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$(9,024)	$21,670	$12,645
Foreign exchange contracts	(7,175)	(1,141,624)	—	49,922	10,889	(1,087,989)
Interest rate contracts	(36,509)	—	1,787,363	(120,783)	(33,993)	1,596,079
Total	$(43,684)	$(1,141,624)	$1,787,363	$(79,885)	$(1,434)	$520,735

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at October 31, 2025:

				Brown						Morgan	Nomura
				Brothers			Goldman		JPMorgan	Stanley	Global
	Bank of	Barclays Bank		Harriman &		Deutsche	Sachs	HSBC Bank	Chase Bank	Capital	Financial
	America N.A.	PLC	BNP Paribas	Co.	Citibank N.A.	Bank AG	International	USA N.A.	N.A.	Services LLC	Products Inc.
Assets:
Purchased options	$—	$—	$—	$—	$—	$—	$—	$—	$—	$4,072	$—
Forward foreign currency
contracts	—	—	—	80	29,637	2,687	48,401	8,405	—	—	—
Forward premium swaptions	—	195,435	—	—	—	7,508	—	—	19,901	—	5,567
OTC total return swaps	—	—	—	—	—	—	—	—	—	—	61,026
OTC volatility swaps	12,980	—	—	—	—	—	—	—	—	44,330	—
Total Assets	$12,980	$195,435	$—	$80	$29,637	$10,195	$48,401	$8,405	$19,901	$48,402	$66,593
Liabilities:
Forward foreign currency
contracts	$—	$—	$5,859	$43,117	$—	$48,272	$427,627	$55,916	$—	$115,756	$—
Forward premium swaptions	—	61,385	—	—	—	1,327	—	—	73,859	—	6,283
OTC interest rate swaps	—	—	27,097	—	—	—	—	—	—	—	—
OTC volatility swaps	—	—	4,905	—	—	—	—	—	—	—	—
Written options	—	—	3,971	—	8,075	—	2,596	—	—	1,607	—
Total Liabilities	$—	$61,385	$41,832	$43,117	$8,075	$49,599	$430,223	$55,916	$73,859	$117,363	$6,283
Net OTC derivative
instruments by
counterparty, at fair value	$12,980	$134,050	$(41,832)	$(43,037)	$21,562	$(39,404)	$(381,822)	$(47,511)	$(53,958)	$(68,961)	$60,310
Total collateral pledged by
the Fund/(Received from
counterparty)	$—	$(90,000)	$—	$—	$—	$39,404	$381,822	$—	$—	$—	$—
Net Exposure(1)(2)	$12,980	$44,050	$(41,832)	$(43,037)	$21,562	$—	$—	$(47,511)	$(53,958)	$(68,961)	$60,310

		State Street	Toronto-
	Royal Bank of	Bank and	Dominion		Wells Fargo
	Canada	Trust Co.	Bank	UBS AG	Bank N.A.	Total
Assets:
Purchased options	$—	$—	$—	$—	$—	$4,072
Forward foreign currency contracts	—	—	—	3,137	1,048	93,395
Forward premium swaptions	—	—	7,539	—	—	235,950
OTC total return swaps	—	—	—	—	—	61,026
OTC volatility swaps	—	—	—	—	—	57,310
Total Assets	$—	$—	$7,539	$3,137	$1,048	$451,753
Liabilities:
Forward foreign currency contracts	$—	$455,961	$—	$42,770	$20,187	$1,215,465
Forward premium swaptions	—	—	4,796	—	—	147,650
OTC interest rate swaps	—	—	—	—	—	27,097
OTC volatility swaps	—	—	—	—	—	4,905
Written options	3,305	—	—	—	—	19,554
Total Liabilities	$3,305	$455,961	$4,796	$42,770	$20,187	$1,414,671
Net OTC derivative instruments by counterparty, at fair value	$(3,305)	$(455,961)	$2,743	$(39,633)	$(19,139)	$(962,918)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$331,226
Net Exposure(1)(2)	$(3,305)	$(455,961)	$2,743	$(39,633)	$(19,139)	$(631,692)

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At October 31, 2025, the Fund had pledged $270,000, $50,000, $440,000 and $1,420,000 in cash collateral to Bank of Montreal, Deutsche Bank AG, Goldman Sachs International and Standard Chartered Bank, respectively. In addition, the Fund had received $90,000 and $50,000 in cash collateral from Barclays Bank PLC and Morgan Stanley Capital Services LLC, respectively. Excess cash collateral is not shown for financial reporting purposes.

At October 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $139,292,425.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$6,180,296
Gross Unrealized Depreciation	(11,726,764)
Net Unrealized Depreciation	$(5,546,468)

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
As of October 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.5%
	Australia: 1.3%
6,562	ASX Ltd.	$242,117	0.1
268,534	Medibank Pvt Ltd.	857,024	0.3
169,684	Scentre Group	452,011	0.2
480,250	Telstra Group Ltd.	1,534,322	0.6
28,195	Transurban Group	266,773	0.1
		3,352,247	1.3
	Austria: 0.2%
8,133	OMV AG	445,249	0.2

	Canada: 4.5%
5,476 (1)	Bank of Montreal	680,249	0.3
31,058	Bank of Nova Scotia	2,037,022	0.8
14,702	Canadian Natural Resources Ltd.	470,342	0.2
8,124 (1)	Canadian Tire Corp. Ltd. - Class A	931,693	0.3
13,201	CCL Industries, Inc. - Class B	736,406	0.3
39,950	Keyera Corp.	1,179,516	0.4
3,937	Stantec, Inc.	435,988	0.2
33,913	Suncor Energy, Inc.	1,350,427	0.5
4,677	Thomson Reuters Corp.	716,414	0.3
16,948	TMX Group Ltd.	625,090	0.2
30,280	Toronto-Dominion Bank	2,486,218	0.9
1,327	WSP Global, Inc.	253,696	0.1
		11,903,061	4.5
	Denmark: 0.7%
41,367	Danske Bank A/S	1,848,825	0.7

	France: 3.7%
36,548	AXA SA	1,585,752	0.6
18,234	BNP Paribas SA	1,412,363	0.5
29,312	Carrefour SA	441,465	0.2
5,974	Eiffage SA	735,096	0.3
53,869	Engie SA	1,261,227	0.5
22,294	Getlink SE	406,936	0.1
2,394	Ipsen SA	336,430	0.1
107,919	Orange SA	1,726,305	0.7
2,618	Safran SA	930,220	0.3
7,845	Societe Generale SA	497,533	0.2
7,963	TotalEnergies SE	497,168	0.2
		9,830,495	3.7
	Germany: 1.3%
39,513	Deutsche Telekom AG, Reg	1,223,917	0.5
19,208	Fresenius SE & Co. KGaA	1,105,281	0.4
8,434 (2)	Scout24 SE	975,356	0.4
		3,304,554	1.3
	Hong Kong: 1.0%
435,000	HKT Trust & HKT Ltd. - Stapled Security	635,175	0.2
101,300	Link REIT	527,531	0.2
112,500 (1)	Power Assets Holdings Ltd.	714,684	0.3
45,000	Swire Pacific Ltd. - Class A	371,670	0.1
511,000 (2)	WH Group Ltd.	491,540	0.2
		2,740,600	1.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Ireland: 0.2%
57,402 (3)	AIB Group PLC	$529,033	0.2

	Israel: 0.3%
41,509	Bank Leumi Le-Israel BM	842,466	0.3

	Italy: 1.4%
315,782	Intesa Sanpaolo SpA	2,035,315	0.8
23,390	UniCredit SpA	1,731,944	0.6
		3,767,259	1.4
	Japan: 4.4%
80,900	Asahi Kasei Corp.	619,866	0.3
23,800	Astellas Pharma, Inc.	249,129	0.1
56,700	Central Japan Railway Co.	1,388,114	0.5
73,100	Dai-ichi Life Holdings, Inc.	513,089	0.2
37,900	Daito Trust Construction Co. Ltd.	708,581	0.3
33,700	Daiwa House Industry Co. Ltd.	1,143,375	0.5
76,700 (1)	Japan Airlines Co. Ltd.	1,381,781	0.5
99,200	Kirin Holdings Co. Ltd.	1,395,022	0.5
155,200	Mitsubishi Chemical Group Corp.	810,700	0.3
17,100	MS&AD Insurance Group Holdings, Inc.	352,507	0.1
12,700	Nitto Denko Corp.	316,292	0.1
40,400	Secom Co. Ltd.	1,365,714	0.5
12,100	Takeda Pharmaceutical Co. Ltd.	326,549	0.1
319,900	Z Holdings Corp.	940,032	0.4
		11,510,751	4.4
	Netherlands: 1.2%
331,988	Koninklijke KPN NV	1,536,255	0.6
24,345	NN Group NV	1,666,039	0.6
		3,202,294	1.2
	New Zealand: 0.1%
13,368	Fisher & Paykel
	Healthcare Corp. Ltd.	283,809	0.1

	Norway: 0.8%
65,067	DNB Bank ASA	1,660,863	0.7
30,458	Orkla ASA	309,341	0.1
		1,970,204	0.8
	Puerto Rico: 0.5%
11,411	Popular, Inc.	1,271,984	0.5

	Singapore: 0.5%
8,900	DBS Group Holdings Ltd.	368,482	0.2
63,900	Singapore Exchange Ltd.	829,138	0.3
		1,197,620	0.5
	Spain: 1.2%
47,186 (2)	Aena SME SA	1,281,622	0.5
4,970	Amadeus IT Group SA	379,909	0.1
83,454	Repsol SA	1,531,320	0.6
		3,192,851	1.2
	Sweden: 0.4%
12,707	Swedbank AB - Class A	385,795	0.1
48,651	Telefonaktiebolaget LM
	Ericsson - Class B	493,606	0.2

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
As of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Sweden (continued)
69,968 (1)	Telia Co. AB	$275,441	0.1
		1,154,842	0.4
	Switzerland: 0.4%
4,404	ABB Ltd., Reg	327,426	0.1
7,249	SGS SA	817,469	0.3
		1,144,895	0.4
	United Kingdom: 5.2%
35,027 (2)	Auto Trader Group PLC	359,345	0.1
54,729	BAE Systems PLC	1,348,164	0.5
73,385	Barclays PLC	393,609	0.2
46,582	British American Tobacco PLC	2,385,719	0.9
159,500	CK Hutchison Holdings Ltd.	1,057,720	0.4
29,433	Hikma Pharmaceuticals PLC	711,969	0.3
34,512	Imperial Brands PLC	1,371,309	0.5
148,173	NatWest Group PLC	1,140,710	0.4
72,211	Pearson PLC	1,005,033	0.4
67,283	Rolls-Royce Holdings PLC	1,035,404	0.4
93,018	Sage Group PLC	1,406,000	0.5
30,794	Smith & Nephew PLC	568,642	0.2
28,154	Smiths Group PLC	932,292	0.4
		13,715,916	5.2
	United States: 68.2%
19,223	AbbVie, Inc.	4,191,383	1.6
138,375	ADT, Inc.	1,223,235	0.5
8,203	AECOM	1,102,073	0.4
62,029	Aegon Ltd.	472,704	0.2
3,673	Agree Realty Corp.	268,166	0.1
8,789	Allstate Corp.	1,683,269	0.6
5,568	Alphabet, Inc. - Class A	1,565,666	0.6
35,604	Altria Group, Inc.	2,007,354	0.8
98,081	Amcor PLC	774,840	0.3
1,762	Ameriprise Financial, Inc.	797,781	0.3
6,053	AmerisourceBergen Corp.	2,044,764	0.8
6,899	AMETEK, Inc.	1,394,357	0.5
10,932	AptarGroup, Inc.	1,268,221	0.5
6,483	Assurant, Inc.	1,372,581	0.5
13,904	AT&T, Inc.	344,124	0.1
6,402	Automatic Data Processing, Inc.	1,666,441	0.6
21,884	Avnet, Inc.	1,060,280	0.4
15,169	Axis Capital Holdings Ltd.	1,420,729	0.5
13,069	Bank of New York Mellon Corp.	1,410,537	0.5
15,501	Black Hills Corp.	983,228	0.4
179	Booking Holdings, Inc.	908,915	0.3
46,286	Bristol-Myers Squibb Co.	2,132,396	0.8
45,452	Brixmor Property Group, Inc.	1,189,024	0.5
6,451	Broadridge Financial Solutions, Inc.	1,421,800	0.5
10,994	Cardinal Health, Inc.	2,097,325	0.8
7,720	Cboe Global Markets, Inc.	1,896,341	0.7
12,144	Charles Schwab Corp.	1,147,851	0.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
5,552	Chesapeake Energy Corp.	$573,577	0.2
5,862	Church & Dwight Co., Inc.	514,039	0.2
6,833	Cigna Group	1,670,054	0.6
7,195	Cintas Corp.	1,318,628	0.5
52,039	Cisco Systems, Inc.	3,804,571	1.4
19,444	Citigroup, Inc.	1,968,316	0.7
8,014	CME Group, Inc.	2,127,637	0.8
21,137	CNA Financial Corp.	941,653	0.4
17,250	Coca-Cola Co.	1,188,525	0.5
14,133	Cognizant Technology Solutions Corp. - Class A	1,030,013	0.4
21,487	Colgate-Palmolive Co.	1,655,573	0.6
8,299	Comcast Corp. - Class A	231,003	0.1
24,608	Commerce Bancshares, Inc.	1,295,119	0.5
17,942	COPT Defense Properties	505,426	0.2
5,248	Corteva, Inc.	322,437	0.1
31,749	Coterra Energy, Inc.	751,181	0.3
4,238	Digital Realty Trust, Inc.	722,198	0.3
14,642	DT Midstream, Inc.	1,603,153	0.6
17,031	Duke Energy Corp.	2,116,953	0.8
3,920	DuPont de Nemours, Inc.	320,068	0.1
2,892	Ecolab, Inc.	741,509	0.3
20,656	Edison International	1,143,929	0.4
10,307	Element Solutions, Inc.	275,403	0.1
2,724	Elevance Health, Inc.	864,053	0.3
3,834	Emerson Electric Co.	535,111	0.2
15,253	Entergy Corp.	1,465,661	0.6
11,552	EOG Resources, Inc.	1,222,664	0.5
16,398	Equitable Holdings, Inc.	810,061	0.3
22,200	Essent Group Ltd.	1,344,654	0.5
12,082	Evergy, Inc.	928,018	0.4
37,884	Exelon Corp.	1,747,210	0.7
10,180	Fortive Corp.	512,461	0.2
17,203	Fox Corp. - Class A	1,112,174	0.4
32,065	Gaming and Leisure Properties, Inc.	1,432,023	0.5
1,579	General Dynamics Corp.	544,597	0.2
4,974	General Motors Co.	343,654	0.1
31,965	Genpact Ltd.	1,219,465	0.5
15,673	Gilead Sciences, Inc.	1,877,469	0.7
8,760	Globe Life, Inc.	1,152,028	0.4
27,903	H&R Block, Inc.	1,387,895	0.5
11,955	Hancock Whitney Corp.	682,750	0.3
8,226	Hanover Insurance Group, Inc.	1,405,659	0.5
14,402	Hartford Financial Services Group, Inc.	1,788,440	0.7
4,747	Hexcel Corp.	338,936	0.1
1,032	Humana, Inc.	287,092	0.1
9,328	Ingredion, Inc.	1,076,544	0.4
13,616	Interactive Brokers Group, Inc. - Class A	958,022	0.4
2,065	Intuit, Inc.	1,378,491	0.5
9,950	Jack Henry & Associates, Inc.	1,481,953	0.6
24,902	Johnson & Johnson	4,703,241	1.8

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
As of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
2,424	Johnson Controls International PLC	$277,281	0.1
2,540	JPMorgan Chase & Co.	790,245	0.3
9,903	Keurig Dr Pepper, Inc.	268,965	0.1
12,176	Kimberly-Clark Corp.	1,457,589	0.6
66,445	Kinder Morgan, Inc.	1,740,195	0.7
2,230	Leidos Holdings, Inc.	424,748	0.2
18,246	Loews Corp.	1,816,572	0.7
9,535	Marsh & McLennan Cos., Inc.	1,698,660	0.6
1,950	McKesson Corp.	1,582,113	0.6
24,426	Medtronic PLC	2,215,438	0.8
23,950	Merck & Co., Inc.	2,059,221	0.8
8,149	Meta Platforms, Inc. - Class A	5,283,404	2.0
18,664	MetLife, Inc.	1,489,760	0.6
12,611	MGIC Investment Corp.	345,794	0.1
3,029	Microsoft Corp.	1,568,446	0.6
3,320	Motorola Solutions, Inc.	1,350,277	0.5
16,098	National Fuel Gas Co.	1,270,293	0.5
33,474	National Retail Properties, Inc.	1,354,358	0.5
12,548	NetApp, Inc.	1,477,903	0.6
16,185	New York Times Co. - Class A	922,383	0.4
38,897	NiSource, Inc.	1,637,953	0.6
1,471	NVIDIA Corp.	297,863	0.1
31,739	OGE Energy Corp.	1,400,959	0.5
36,946	Old Republic International Corp.	1,457,889	0.6
18,734	ONEOK, Inc.	1,255,178	0.5
6,571	Paycom Software, Inc.	1,229,368	0.5
20,491	PepsiCo, Inc.	2,993,530	1.1
100,432	Pfizer, Inc.	2,475,649	0.9
17,815	PG&E Corp.	284,327	0.1
7,301	Philip Morris International,Inc.	1,053,753	0.4
25,274	Procter & Gamble Co.	3,800,451	1.4
4,795	Prosperity Bancshares, Inc.	315,607	0.1
7,070	Qualcomm, Inc.	1,278,963	0.5
910	Ralph Lauren Corp.	290,891	0.1
18,279	Raytheon Technologies Corp.	3,262,802	1.2
6,113	Regency Centers Corp.	421,491	0.2
6,959	Republic Services, Inc.	1,449,142	0.6
79,013	Rithm Capital Corp.	866,773	0.3
5,307	Roche Holding AG	1,719,046	0.7
15,417	Rollins, Inc.	888,173	0.3
5,006	Ross Stores, Inc.	795,554	0.3
2,564	Royal Gold, Inc.	448,162	0.2
2,195	RPM International, Inc.	239,870	0.1
41,325	Sabra Health Care REIT, Inc.	736,412	0.3
6,998	Simon Property Group, Inc.	1,229,968	0.5
13,951	SLM Corp.	374,584	0.1
771	Snap-on, Inc.	258,709	0.1
19,780	SS&C Technologies Holdings, Inc.	1,679,718	0.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
16,376	Synchrony Financial	$1,218,047	0.5
3,161	Textron, Inc.	255,440	0.1
10,932	TJX Cos., Inc.	1,532,010	0.6
10,613	Tradeweb Markets, Inc. - Class A	1,118,504	0.4
23,656	Travel + Leisure Co.	1,485,124	0.6
7,927	Union Pacific Corp.	1,746,873	0.7
18,817	Unum Group	1,381,544	0.5
28,392	US Bancorp	1,325,339	0.5
5,387	VeriSign, Inc.	1,291,803	0.5
63,165	Verizon Communications,Inc.	2,510,177	1.0
4,366	Visa, Inc. - Class A	1,487,671	0.6
5,506	Waste Management, Inc.	1,099,934	0.4
1,442	Watts Water
	Technologies, Inc. - Class A	393,089	0.2
32,357	Williams Cos., Inc.	1,872,500	0.7
		179,521,161	68.2
	Total Common Stock
	(Cost $216,676,829)	256,730,116	97.5

EXCHANGE-TRADED FUNDS: 1.9%
21,562	iShares MSCI EAFE Value ETF	1,475,703	0.5
17,676	iShares Russell 1000 Value ETF	3,615,980	1.4
		5,091,683	1.9
	Total Exchange-Traded Funds
	(Cost $5,098,120)	5,091,683	1.9

	Total Long-Term Investments
	(Cost $221,774,949)	261,821,799	99.4

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 0.3%
	Repurchase Agreements: 0.1%
116,000 (4)	Citadel Securities LLC, Repurchase Agreement dated 10/31/2025, 4.260%, due 11/03/2025 (Repurchase Amount $116,041, collateralized by various U.S. Government Securities, 0.000%-4.875%, Market Value plus accrued interest $118,362, due 11/04/25-08/15/55)	116,000	0.1

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
As of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
8,005 (4)	HSBC Securities (USA) Inc., Repurchase Agreement dated 10/31/2025, 4.140%, due 11/03/2025 (Repurchase Amount $8,008, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $8,165, due 07/15/30-02/15/51)	$8,005	0.0
	Total Repurchase Agreements
	(Cost $124,005)	124,005	0.1
			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.2%
563,000 (5)	Goldman Sachs Financial Square Government Fund, Institutional Class, 4.010%
	(Cost $563,000)	$563,000	0.2
	Total Short-Term Investments
	(Cost $687,005)	687,005	0.3
	Total Investments in Securities
	(Cost $222,461,954)	$262,508,804	99.7
	Assets in Excess of Other Liabilities	676,716	0.3
	Net Assets	$263,185,520	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Non-income producing security.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of October 31, 2025.

Percentage
Sector Diversification	of Net Assets
Financials	25.8%
Industrials	14.5
Health Care	12.7
Consumer Staples	8.5
Communication Services	8.0
Information Technology	6.2
Utilities	5.7
Energy	5.5
Real Estate	4.1
Consumer Discretionary	3.9
Materials	2.6
Exchange-Traded Funds	1.9
Short-Term Investments	0.3
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	October 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$3,352,247	$—	$3,352,247
Austria	—	445,249	—	445,249
Canada	11,903,061	—	—	11,903,061
Denmark	—	1,848,825	—	1,848,825
France	—	9,830,495	—	9,830,495
Germany	—	3,304,554	—	3,304,554
Hong Kong	—	2,740,600	—	2,740,600
Ireland	—	529,033	—	529,033
Israel	—	842,466	—	842,466
Italy	—	3,767,259	—	3,767,259
Japan	—	11,510,751	—	11,510,751
Netherlands	—	3,202,294	—	3,202,294
New Zealand	283,809	—	—	283,809
Norway	—	1,970,204	—	1,970,204
Puerto Rico	1,271,984	—	—	1,271,984
Singapore	—	1,197,620	—	1,197,620
Spain	—	3,192,851	—	3,192,851
Sweden	—	1,154,842	—	1,154,842
Switzerland	—	1,144,895	—	1,144,895
United Kingdom	—	13,715,916	—	13,715,916
United States	177,329,411	2,191,750	—	179,521,161
Total Common Stock	190,788,265	65,941,851	—	256,730,116
Exchange-Traded Funds	5,091,683	—	—	5,091,683
Short-Term Investments	563,000	124,005	—	687,005
Total Investments, at fair value	$196,442,948	$66,065,856	$—	$262,508,804

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At October 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $223,018,432.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$45,745,587
Gross Unrealized Depreciation	(6,256,411)
Net Unrealized Appreciation	$39,489,176

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.3%
	Australia: 6.1%
93,866 (1)	29Metals Ltd.	$29,139	0.0
64,110 (1)	Alkane Resources Ltd.	42,051	0.0
832,061	AMP Ltd.	970,767	0.2
103,998	Australian Clinical Labs Ltd.	176,685	0.0
25,775	Australian Ethical Investment Ltd.	117,825	0.0
14,383	Autosports Group Ltd.	38,756	0.0
50,207	Bank of Queensland Ltd.	225,274	0.1
147,087	Beach Energy Ltd.	119,514	0.0
27,873 (1)	Beacon Minerals Ltd.	45,663	0.0
93,946	Bendigo & Adelaide Bank Ltd.	777,119	0.2
91,920	Bravura Solutions Ltd.	173,005	0.0
86,369 (1)	Capricorn Metals Ltd.	727,241	0.2
1,070	Cedar Woods Properties Ltd.	6,322	0.0
75,353	Charter Hall Group	1,106,689	0.3
17,080	Clinuvel Pharmaceuticals Ltd.	128,366	0.0
10,833	Codan Ltd.	256,536	0.1
522,961 (2)	Coronado Global Resources, Inc.	124,519	0.0
14,127	Cuscal Ltd.	38,499	0.0
6,962 (1)(3)	DGL Group Ltd./Au	2,437	0.0
125,993	Downer EDI Ltd.	636,394	0.2
7,635	Eagers Automotive Ltd.	170,150	0.0
133,061 (1)	Emeco Holdings Ltd.	104,371	0.0
88,398 (1)	Genesis Minerals Ltd.	336,319	0.1
16,365	GR Engineering Services Ltd.	39,190	0.0
11,910	GrainCorp Ltd. - Class A	68,888	0.0
32,679	Helia Group Ltd.	115,258	0.0
22,825	Helloworld Travel Ltd.	28,356	0.0
48,421	HMC Capital Ltd.	98,003	0.0
156,949	Horizon Oil Ltd.	21,052	0.0
1,549 (1)	IREN Ltd.	94,102	0.0
17,561	JB Hi-Fi Ltd.	1,201,285	0.3
2,942	Jumbo Interactive Ltd.	22,577	0.0
111,537	Lindsay Australia Ltd.	44,114	0.0
352,652	Macmahon Holdings Ltd.	108,448	0.0
149,452	Magellan Financial Group Ltd.	939,363	0.2
82,435 (1)	Metals X Ltd.	45,483	0.0
10,681	MotorCycle Holdings Ltd.	26,347	0.0
84,053 (1)	Nanosonics Ltd.	251,721	0.1
142,080	New Hope Corp. Ltd.	385,604	0.1
28,563	NRW Holdings Ltd.	90,500	0.0
1,805	Objective Corp. Ltd.	21,793	0.0
143,279	OceanaGold Corp.	3,204,636	0.7
18,504 (1)	OFX Group Ltd.	7,459	0.0
89,344	Orica Ltd.	1,299,093	0.3
101,683 (1)	Paladin Energy Ltd.	637,879	0.2
63,070	Perenti Ltd.	111,707	0.0
399,504	Perseus Mining Ltd.	1,268,015	0.3
824,869	Ramelius Resources Ltd.	1,784,516	0.4
19,471	Regis Healthcare Ltd.	94,371	0.0
365,148	Regis Resources Ltd.	1,532,894	0.4
359,555 (1)	Resolute Mining Ltd.	223,787	0.1
116,503 (1)	Sandfire Resources Ltd.	1,233,944	0.3
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Australia (continued)
456,563 (1)	Silver Mines Ltd.	$50,662	0.0
12,107	SKS Technologies Group Ltd.	30,078	0.0
49,267	SRG Global Ltd.	88,591	0.0
236,249	Tabcorp Holdings Ltd.	164,167	0.0
28,015	Technology One Ltd.	674,715	0.2
19,105 (1)	Temple & Webster Group Ltd.	296,925	0.1
389,895 (1)	Vault Minerals Ltd.	185,362	0.1
319,204	Ventia Services Group Pty Ltd.	1,195,599	0.3
197,379 (1)	Virgin Australia Holdings Ltd.	427,471	0.1
226,881 (1)(3)	West African Resources Ltd.	451,283	0.1
143,463	Whitehaven Coal Ltd.	674,292	0.2
3,704 (1)	Zimplats Holdings Ltd.	44,860	0.0
344,055 (1)	Zip Co. Ltd.	864,548	0.2
		26,502,579	6.1
	Austria: 0.4%
32,472 (1)	ams-OSRAM AG	449,331	0.1
2,759	DO & Co. AG	658,147	0.2
1,253	Mayr Melnhof Karton AG	114,177	0.0
1,609	Palfinger AG	60,275	0.0
7,838	Porr AG	248,757	0.1
		1,530,687	0.4
	Belgium: 0.5%
533	Cie d'Entreprises CFE	5,505	0.0
15,574	Colruyt Group N.V	581,624	0.1
1,936	Deceuninck NV	4,608	0.0
4,934 (1)	Materialise NV, ADR	31,578	0.0
89,310	Umicore SA	1,700,684	0.4
489	Wereldhave Belgium Comm VA	29,873	0.0
		2,353,872	0.5
	Brazil: 0.1%
159,200	C&A MODAS SA	479,380	0.1
32,587	Guararapes Confeccoes S.A.	60,753	0.0
33,264	Karoon Energy Ltd.	35,010	0.0
		575,143	0.1
	Canada: 9.2%
24,700	Aecon Group, Inc.	544,525	0.1
4,300	AGF Management Ltd. - Class B	42,861	0.0
161,738	Algonquin Power & Utilities Corp.	902,933	0.2
8,900	Altus Group Ltd./Canada	365,633	0.1
45,700	Amerigo Resources Ltd.	99,706	0.0
27,206 (1)	Aritzia, Inc.	1,900,376	0.4
2,400 (1)	AutoCanada, Inc.	43,275	0.0
35,487	Bird Construction, Inc.	762,089	0.2
16,900	Black Diamond Group Ltd.	180,140	0.0
18,578	Boardwalk Real Estate Investment Trust	856,611	0.2
27,475	Boralex, Inc. - Class A	551,635	0.1
27,557	Canaccord Genuity Group, Inc.	231,058	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Canada (continued)
23,119 (1)	Canada Goose Holdings, Inc.	$322,048	0.1
3,380 (1)	Canada Packers, Inc.	40,318	0.0
10,027 (1)	Celestica, Inc.	3,452,096	0.8
25,939	Centerra Gold, Inc.	303,859	0.1
55,978	CES Energy Solutions Corp.	383,550	0.1
4,742	Chorus Aviation, Inc.	78,337	0.0
5,337	Colliers International Group, Inc.	851,412	0.2
5,500 (1)	Coveo Solutions, Inc.	23,529	0.0
2,900 (1)	D2L, Inc.	35,957	0.0
129,090	DPM Metals, Inc.	2,761,185	0.6
7,016	DREAM Unlimited Corp. - Class A	92,993	0.0
108,829	Enerflex Ltd.	1,369,528	0.3
24,154	Enghouse Systems Ltd.	358,379	0.1
15,600 (1)	Ensign Energy Services, Inc.	28,585	0.0
3,700	Evertz Technologies Ltd.	33,820	0.0
10,508	Exco Technologies Ltd.	48,998	0.0
25,208	Extendicare, Inc.	288,646	0.1
65,606	Finning International, Inc.	3,547,977	0.8
105,900 (1)	Fortuna Mining Corp.	875,107	0.2
13,020	Gildan Activewear, Inc.	759,264	0.2
17,400 (1)	Groupe Dynamite, Inc.	844,971	0.2
151,971	Headwater Exploration, Inc.	801,815	0.2
3,614 (1)	High Arctic Energy Services, Inc.	2,087	0.0
2,100	High Liner Foods, Inc.	25,394	0.0
105,700	Hudbay Minerals, Inc.	1,694,154	0.4
1,852	Information Services Corp.	49,002	0.0
5,200 (1)	K92 Mining, Inc.	69,145	0.0
43,000	Killam Apartment Real Estate Investment Trust	531,311	0.1
6,741 (1)	Kinaxis, Inc.	816,293	0.2
200	Lassonde Industries, Inc. - Class A	31,139	0.0
1,600	Leon's Furniture Ltd.	33,322	0.0
12,413	Lundin Gold, Inc.	843,877	0.2
16,900	Maple Leaf Foods, Inc.	324,854	0.1
19,475	Martinrea International, Inc.	140,520	0.0
2,200	Melcor Developments Ltd.	23,136	0.0
28,324	Methanex Corp.	1,114,744	0.3
1,400	Morguard Corp.	116,119	0.0
8,800	Neo Performance Materials, Inc.	121,345	0.0
70,070 (1)	NuVista Energy Ltd.	833,316	0.2
25,158	Paramount Resources Ltd. - Class A	412,559	0.1
29,900	Parex Resources, Inc.	382,451	0.1
25,315	Pason Systems, Inc.	215,689	0.1
23,900	PHX Energy Services Corp.	129,848	0.0
2,200	Pollard Banknote Ltd.	31,779	0.0
3,100 (1)	Precision Drilling Corp.	185,971	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Canada (continued)
9,200	Primaris Real Estate Investment Trust	$100,885	0.0
63,100	Quebecor, Inc. - Class B	2,012,829	0.5
26,034	Russel Metals, Inc.	805,772	0.2
2,900 (1)	Source Energy Services Ltd.	25,453	0.0
1,300	Sprott, Inc.	106,740	0.0
31,900	StorageVault Canada, Inc.	112,584	0.0
88,100	Surge Energy, Inc.	416,458	0.1
2,000	TECSYS, Inc.	50,622	0.0
10,900 (1)	Thinkific Labs, Inc.	17,486	0.0
38,700 (1)	Torex Gold Resources, Inc.	1,598,715	0.4
19,400	Total Energy Services, Inc.	195,030	0.1
17,300	Trican Well Service Ltd.	64,757	0.0
86,825	Vermilion Energy, Inc.	649,385	0.2
1,100	Wajax Corp.	19,505	0.0
205,727	Whitecap Resources, Inc.	1,531,346	0.4
4,400	Winpak Ltd.	134,960	0.0
		39,753,798	9.2
	China: 1.7%
5,740	Acrobiosystems Co. Ltd. - Class A	52,273	0.0
33,347 (1)	ATRenew, Inc., ADR	129,053	0.0
20,481 (1)	Baozun, Inc., ADR	67,178	0.0
1,250	Beijing Chunlizhengda Medical Instruments Co. Ltd. - Class H	3,045	0.0
336,100	C&S Paper Co. Ltd. - Class A	376,573	0.1
102,800	Canny Elevator Co. Ltd. - Class A	106,066	0.0
449,900	Changjiang & Jinggong Steel Building Group Co. Ltd. - Class A	269,431	0.1
34,000	Chervon Holdings Ltd.	88,210	0.0
244,000	China Foods Ltd.	130,247	0.0
127,600 (1)	China Leon Inspection Holding Ltd.	47,457	0.0
1,752,000 (1)(4)	China Ruyi Holdings Ltd.	624,543	0.2
106,000	CIMC Enric Holdings Ltd.	102,309	0.0
108,000	Edvantage Group Holdings Ltd.	19,472	0.0
111,072 (1)	Ever Reach Group Holdings Co. Ltd.	4,503	0.0
20,700	Focus Technology Co.Ltd. - Class A	137,947	0.0
218,000	Fosun International Ltd.	138,286	0.0
691,406	Fountain SET Holdings Ltd.	58,725	0.0
144,900	Guangdong Vanward New Electric Co. Ltd. - Class A	235,343	0.1
71,800	Hangzhou Shunwang Technology Co. Ltd, - Class A	222,763	0.1
162,000	Harbin Electric Co. Ltd. - Class H	266,375	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
38,913	Hello Group, Inc., ADR	$264,219	0.1
28,276 (1)	Henan Jinma Energy Co. Ltd. - Class H	5,313	0.0
5,318 (4)	JinkoSolar Holding Co. Ltd., ADR	133,535	0.0
293,100	Nanjing Kangni Mechanical & Electrical Co. Ltd. - Class A	312,876	0.1
113,500	NetDragon Websoft Holdings Ltd.	177,312	0.1
971,000	Nexteer Automotive Group Ltd.	841,713	0.2
80,792	Novogene Co. Ltd. - Class A	166,082	0.0
18,600	Opple Lighting Co. Ltd. - Class A	45,483	0.0
31,758	Pacific Online Ltd.	1,420	0.0
94,851 (1)	Road King Infrastructure Ltd.	8,442	0.0
30,600	Silvercorp Metals, Inc.	198,538	0.1
321,180	Tang Palace China Holdings Ltd.	8,664	0.0
316,000 (4)	Tiangong International Co. Ltd.	119,670	0.0
60,623 (1)	Tongda Group Holdings Ltd.	35,965	0.0
140,800	Tongdao Liepin Group	57,686	0.0
239,200	Vatti Corp. Ltd. - Class A	214,889	0.1
9,714	Viomi Technology Co. Ltd., ADR	30,405	0.0
9,050	Waterdrop, Inc., ADR	15,928	0.0
136,800	Xiamen Jihong Technology Co. Ltd. - Class A	358,754	0.1
319,000 (3)	Xiwang Special Steel Co. Ltd.	—	—
273,800	Yixintang Pharmaceutical Group Co. Ltd. - Class A	516,161	0.1
6,920 (1)	Youdao, Inc., ADR	72,591	0.0
119,814	Zengame Technology Holding Ltd.	35,831	0.0
354,000	Zhejiang Hailide New Material Co. Ltd. – Class A	290,806	0.1
150,300	Zhejiang Semir Garment Co. Ltd. - Class A	114,260	0.0
37,520 (1)	Zhihu, Inc., ADR	163,212	0.0
		7,269,554	1.7
	Côte d'Ivoire: 0.5%
51,355	Endeavour Mining PLC	2,063,685	0.5

	Denmark: 2.7%
6,560 (1)	ALK-Abello A/S	216,404	0.0
4,210 (1)	Ascendis Pharma A/S, ADR	848,736	0.2
5,760	D/S Norden A/S	230,222	0.1
13,086	FLSmidth & Co. A/S	1,019,134	0.2
35,429	ISS A/S	1,116,684	0.3
21,754	Jyske Bank A/S, Reg	2,556,906	0.6
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Denmark (continued)
156	MT Hoejgaard Holding A/S	$10,233	0.0
13,180 (1)(2)	Netcompany Group A/S	658,580	0.2
8,060 (1)	Nilfisk Holding A/S	133,785	0.0
1,070 (1)	NKT A/S	119,777	0.0
82 (1)	North Media A/S	639	0.0
12,536	Pandora A/S	1,677,426	0.4
2,193	Per Aarsleff Holding A/S	249,023	0.1
48,324	ROCKWOOL A/S - Class B	1,655,855	0.4
11,252	Royal Unibrew A/S	850,429	0.2
1,323	Skjern Bank	48,538	0.0
4,135	Sparekassen Sjaelland- Fyn A/S	215,131	0.0
1,869	Sydbank AS	159,525	0.0
		11,767,027	2.7
	Finland: 1.3%
30	Alandsbanken Abp - Class B	1,566	0.0
5,819	Cargotec Oyj - Class B	322,256	0.1
22,045	F-Secure Oyj	43,527	0.0
4,809	Kalmar Oyj - Class B	199,235	0.1
30,469	Konecranes Oyj	3,007,510	0.7
694	Olvi Oyj - Class A	23,684	0.0
20,414	Oriola Oyj - Class B	27,780	0.0
25,835	Orion Oyj - Class B	1,804,126	0.4
39	Ponsse Oyj	1,142	0.0
3	Relais Group Oyj	58	0.0
4,221	Scanfil Oyj	53,234	0.0
6,556 (2)	Terveystalo Oyj	70,529	0.0
454	Vaisala Oyj - Class A	22,416	0.0
		5,577,063	1.3
	France: 6.1%
1,288	Carmila SA	23,481	0.0
40,790	Covivio SA/France	2,616,987	0.6
21,348 (1)	Criteo SA, ADR	488,442	0.1
16,142	Eiffage SA	1,986,262	0.5
9,004 (1)(2)	Elior Group SA	29,077	0.0
43,635	Elis SA	1,215,193	0.3
3,568	Esso SA Francaise	401,164	0.1
2,950	Fnac Darty SA	96,610	0.0
73,126 (1)	Forvia SE	936,416	0.2
1,265	Gaztransport Et Technigaz SA	250,507	0.1
4,792	GL Events	153,035	0.0
15,923	Ipsen SA	2,237,669	0.5
3,700	IPSOS	141,826	0.0
7,621	Kaufman & Broad SA	256,462	0.1
148,693	Klepierre SA	5,682,510	1.3
2,545	Lectra	67,493	0.0
3,166	LISI SA	185,448	0.0
193,026	Louis Hachette Group	331,588	0.1
4,794 (1)	Medincell SA	212,706	0.1
4,091	Mersen SA	103,406	0.0
698	Neurones	31,705	0.0
2,119	Nexans SA	298,358	0.1
17,498	Opmobility	285,805	0.1
1,067	Pullup Entertainment	23,047	0.0
27,163	Rexel SA	941,873	0.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	France (continued)
11,962 (1)(2)	SMCP SA	$84,243	0.0
446	Societe BIC SA	24,816	0.0
492	Societe LDC SADIR	52,343	0.0
4,688	Sopra Steria Group SACA	729,667	0.2
34,478	SPIE SA	1,754,659	0.4
1,221	Synergie SE	47,288	0.0
55,055	Technip Energies NV	2,237,098	0.5
2,455	Television Francaise 1 SA	22,460	0.0
29,511 (1)	Ubisoft Entertainment SA	263,472	0.1
71,069	Valeo	982,542	0.2
240	Vetoquinol SA	20,639	0.0
4,204	Vicat SACA	315,166	0.1
1,342	Virbac SA	548,745	0.1
2,154 (1)	Viridien	263,765	0.1
365	Wendel SE	34,259	0.0
		26,378,232	6.1
	Germany: 5.9%
737	AlzChem Group AG	141,984	0.0
1,910	Atoss Software AG	256,159	0.1
6,098	Aurubis AG	795,095	0.2
14,606	Bechtle AG	617,388	0.1
316	Bijou Brigitte AG	14,828	0.0
8,503	Bilfinger SE	917,407	0.2
171	Cewe Stiftung & Co. KGaA	19,592	0.0
8,004	CTS Eventim AG & Co. KGaA	717,086	0.2
87,233	Deutsche Lufthansa AG	764,759	0.2
72,199	Deutz AG	715,625	0.2
16,145	Duerr AG	376,575	0.1
23,539 (2)	DWS Group GmbH & Co. KGaA	1,506,950	0.3
1,074	Elmos Semiconductor SE	101,567	0.0
2,712	Fielmann AG	148,111	0.0
1,411	flatexDEGIRO AG	53,522	0.0
30,910	Freenet AG	961,231	0.2
1,896	Friedrich Vorwerk Group SE	204,137	0.0
46,947	GEA Group AG	3,357,994	0.8
7,995 (1)	Grand City Properties SA	101,802	0.0
3,741	Hella GmbH & Co. KGaA	348,230	0.1
2,629	Hochtief AG	754,622	0.2
3,455	Hornbach Holding AG & Co. KGaA	345,696	0.1
8,028	HUGO BOSS AG	356,160	0.1
1,828	Indus Holding AG	47,340	0.0
23,311 (1)	Ionos SE	827,914	0.2
10,919	KION Group AG	775,840	0.2
750	Krones AG	108,936	0.0
10,806	Nemetschek SE	1,248,634	0.3
58,523 (1)	Nordex SE	1,728,220	0.4
1,300 (1)	Pfisterer Holding SE	109,985	0.0
471	Rational AG	345,523	0.1
35,685	Schaeffler AG	289,511	0.1
10,412 (2)	Scout24 SE	1,204,104	0.3
13,421	SUSS MicroTec SE	431,286	0.1
71,910	TAG Immobilien AG	1,193,767	0.3
54,170 (1)(2)	TeamViewer SE	398,725	0.1
			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Germany (continued)
8,187	thyssenkrupp AG	$85,794	0.0
409 (1)	Tkms AG& Co. KGaA	38,540	0.0
9,724 (1)	Trivago NV, ADR	31,311	0.0
125,142 (1)	TUI AG	1,066,314	0.2
81,169 (1)(2)	Zalando SE	2,274,554	0.5
		25,782,818	5.9
	Greece: 0.2%
3,521	Danaos Corp.	320,446	0.1
6,036	Fourlis Holdings SA	28,549	0.0
3,638	Piraeus Port Authority SA	180,313	0.0
29,864 (1)	StealthGas, Inc.	204,568	0.1
7,911	Thrace Plastics Holding and Co.	35,496	0.0
		769,372	0.2
	Guatemala: 0.3%
24,614	Millicom International Cellular SA	1,159,566	0.3

	Guernsey: 0.1%
56,302	Super Group SGHC Ltd.	608,062	0.1

	Hong Kong: 0.1%
204,478	Build King Holdings Ltd.	40,261	0.0
80,000	Computer & Technologies Holdings Ltd.	16,267	0.0
1,703	Computime Group Ltd.	133	0.0
232,000 (1)	Hop Fung Group Holdings Ltd.	2,538	0.0
14,087	Johnson Electric Holdings Ltd.	66,100	0.0
33,822	Lung Kee Bermuda Holdings	7,922	0.0
223,367 (1)	Midland Holdings Ltd.	63,031	0.0
53,000	Modern Dental Group Ltd.	35,625	0.0
1,211,244	Singamas Container Holdings Ltd.	101,159	0.1
31,565	Sun Hung Kai & Co. Ltd.	15,677	0.0
87,000	TS Lines Ltd.	97,742	0.0
175,138	Vedan International Holdings Ltd.	14,650	0.0
15,840 (1)	Wai Kee Holdings Ltd.	1,610	0.0
		462,715	0.1
	India: 0.1%
48,727	Gateway Distriparks Ltd.	35,034	0.0
25,620 (3)	Geodesic Ltd.	—	—
6,832	Great Eastern Shipping Co. Ltd.	84,431	0.1
3,323	Gulf Oil Lubricants India Ltd.	46,262	0.0
21,379 (3)	Varun Industries Ltd.	—	—
9,239	Zensar Technologies Ltd.	82,985	0.0
		248,712	0.1
	Indonesia: 0.1%
1,323,800	Bank Pembangunan Daerah Jawa Timur Tbk PT	43,384	0.0
406,900 (1)	Champ Resto Indonesia Tbk PT	17,128	0.0
57,500	First Resources Ltd.	86,622	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Indonesia (continued)
672,600	IMC Pelita Logistik Tbk PT	$14,237	0.0
503,300	Indonesia Kendaraan Terminal Tbk PT	35,712	0.0
24,432 (1)	Indo-Rama Synthetics Tbk PT	4,713	0.0
2,860,600 (1)	Media Nusantara Citra Tbk PT	46,082	0.0
		247,878	0.1
	Ireland: 0.2%
10,540 (1)	Amarin Corp. PLC, ADR	171,697	0.0
293,857	Cairn Homes PLC	653,038	0.2
1,836 (4)	COSMO Pharmaceuticals NV	154,517	0.0
		979,252	0.2
	Israel: 0.7%
15,333 (1)	Allot Ltd.	147,657	0.0
2,090	Analyst IMS Investment Management Services Ltd.	87,349	0.0
4,917 (1)	Brainsway Ltd., ADR	82,851	0.0
62,556 (1)	Cognyte Software Ltd.	522,343	0.1
11,939 (1)(4)	El Al Israel Airlines	49,611	0.0
8,131 (1)(4)	Gilat Satellite Networks Ltd.	117,818	0.0
2,327	Ituran Location and Control Ltd.	89,613	0.0
19,950 (1)(4)	Nexxen International Ltd.	163,989	0.1
3,380	One Software Technologies Ltd.	90,887	0.0
8,413	Partner Communications Co. Ltd.	83,532	0.0
1,916 (1)	RADCOM Ltd.	26,345	0.0
17,629 (1)	Radware Ltd.	451,831	0.1
309,725 (1)	Taboola.com Ltd.	1,105,718	0.3
8,952	Tel Aviv Stock Exchange Ltd.	208,394	0.1
		3,227,938	0.7
	Italy: 4.2%
701,865	A2A SpA	2,044,959	0.5
8,581	ACEA SpA	207,906	0.0
51,618 (1)	Aquafil SpA	113,048	0.0
11,848	Ascopiave SpA	43,962	0.0
5,271 (4)	Avio SpA	228,422	0.1
32,063	Azimut Holding SpA	1,254,837	0.3
10,355	Banca IFIS SpA	267,527	0.1
117,352	Banca Monte dei Paschi di Siena SpA	1,029,230	0.2
11,766 (1)(2)	BFF Bank SpA	142,021	0.0
135,364 (1)	CIR SpA-Compagnie Industriali	107,992	0.0
15,170	Coca-Cola HBC AG -Class DI	688,384	0.2
25,026	d'Amico International Shipping SA	129,645	0.0
6,422	Danieli & C Officine Meccaniche SpA	246,242	0.1
18,332	Datalogic SpA	97,205	0.0
25,111	De' Longhi SpA	916,548	0.2
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Italy (continued)
3,484 (1)	Digital Bros SpA	$48,262	0.0
6,315 (4)	Digital Value SpA	209,457	0.1
6,813	El.En. SpA	89,131	0.0
10,022	Fiera Milano SpA	90,797	0.0
16,503 (1)	Fincantieri SpA	423,051	0.1
14,064	Gas Plus SpA	114,789	0.0
254,754	Hera SpA	1,143,378	0.3
370,115	Iren SpA	1,092,113	0.3
74,394	Iveco Group NV	1,581,097	0.4
34,573	Lottomatica Group SpA	852,503	0.2
98,713	Maire Tecnimont SpA	1,498,757	0.3
89,554	MFE-MediaForEurope NV - Class A	317,087	0.1
8,240	Orsero SpA	172,480	0.0
37,886 (2)	OVS SpA	191,205	0.0
8,355	Piquadro SpA	23,305	0.0
5,720	Reply SpA	802,769	0.2
21,078 (1)	Safilo Group SpA	41,157	0.0
6,660	SOL SpA	389,972	0.1
22 (1)	Somec SpA	378	0.0
28,068 (2)	Technogym SpA	508,395	0.1
286,245	Webuild SpA	1,156,797	0.3
		18,264,808	4.2
	Japan: 21.1%
6,100	77 Bank Ltd.	261,460	0.1
4,600	A&D HOLON Holdings Co. Ltd.	60,293	0.0
32,100	ABC-Mart, Inc.	549,931	0.1
14,200	Adastria Co. Ltd.	239,614	0.1
3,600	Ad-sol Nissin Corp.	34,281	0.0
5,800	Adways, Inc.	10,989	0.0
12,300	AEON Financial Service Co. Ltd.	120,309	0.0
12,600	Aichi Financial Group,Inc.	324,873	0.1
8,500	Aichi Steel Corp.	146,343	0.1
786	Aichi Tokei Denki Co. Ltd.	14,232	0.0
7,900	Aida Engineering Ltd.	47,249	0.0
1,200	Aidma Holdings, Inc.	23,002	0.0
700	Ain Holdings, Inc.	29,329	0.0
1,000	Aiphone Co. Ltd.	18,276	0.0
5,200	Airport Facilities Co. Ltd.	34,747	0.0
3,400 (1)	Airtrip Corp.	19,141	0.0
10,300	Aisan Industry Co. Ltd.	139,564	0.0
5,400	AIT Corp.	70,167	0.0
2,900	Akatsuki, Inc.	49,389	0.0
1,900	Akita Bank Ltd.	45,018	0.0
1,200	Alpha Systems, Inc.	28,127	0.0
3,600	AlphaPolis Co. Ltd.	35,541	0.0
900	Amano Corp.	23,879	0.0
6,300	Anest Iwata Corp.	61,986	0.0
85,500	Anritsu Corp.	1,264,336	0.3
27,800	Anycolor, Inc.	1,084,437	0.3
3,900	AOKI Holdings, Inc.	42,045	0.0
1,600	Arata Corp.	31,172	0.0
7,448	Arealink Co. Ltd.	49,105	0.0
4,000	Argo Graphics, Inc.	35,483	0.0
2,000	Artience Co. Ltd.	40,762	0.0
11,700	Artner Co. Ltd.	149,534	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
12,800	As One Corp.	$208,946	0.1
9,800	Asahi Diamond Industrial Co. Ltd.	53,182	0.0
2,600	ASAHI YUKIZAI Corp.	81,028	0.0
3,000	Asia Air Survey Co. Ltd.	22,633	0.0
1,400	ASKA Pharmaceutical Holdings Co. Ltd.	19,013	0.0
16,200	ASKUL Corp.	147,297	0.1
7,200	Astena Holdings Co. Ltd.	21,837	0.0
12,500	Atrae, Inc.	56,887	0.0
8,200	Aucnet, Inc.	107,301	0.0
20,500	Autobacs Seven Co. Ltd.	204,816	0.1
16,600	Avant Group Corp.	170,535	0.1
6,700	Avex, Inc.	52,509	0.0
9,200	Awa Bank Ltd.	217,354	0.1
6,400	Axial Retailing, Inc.	45,201	0.0
77,100	Azbil Corp.	760,005	0.2
6,000	Bando Chemical Industries Ltd.	75,303	0.0
1,500	Bank of Iwate Ltd.	39,387	0.0
2,100	Bank of Nagoya Ltd.	53,621	0.0
1,700	Bank of Saga Ltd.	35,297	0.0
5,000	Bank of the Ryukyus Ltd.	48,782	0.0
2,400	Beauty Garage, Inc.	22,013	0.0
1,000	Belc Co. Ltd.	46,949	0.0
17,600	BIPROGY, Inc.	710,889	0.2
1,900	Broadmedia Corp.	20,917	0.0
4,100	Bunka Shutter Co. Ltd.	54,074	0.0
5,200	Business Brain Showa-Ota, Inc.	103,789	0.0
3,600	Business Engineering Corp.	147,457	0.1
600	C Uyemura & Co. Ltd.	48,802	0.0
6,000	Central Automotive Products Ltd.	69,851	0.0
6,500	Central Glass Co. Ltd.	135,609	0.0
1,500	Central Security Patrols Co. Ltd.	26,486	0.0
1,300	Chiyoda Integre Co. Ltd.	26,067	0.0
2,200	Chuetsu Pulp & Paper Co. Ltd.	23,737	0.0
10,500	Citizen Watch Co. Ltd.	72,867	0.0
1,500	CMC Corp.	15,626	0.0
14,600	Comture Corp.	150,066	0.1
3,400 (1)	Core Concept Technologies, Inc.	20,939	0.0
1,800	Core Corp.	24,046	0.0
5,300	Cosmos Initia Co. Ltd.	44,545	0.0
50,800	Credit Saison Co. Ltd.	1,237,514	0.3
6,600	Creek & River Co. Ltd.	62,733	0.0
7,700	CTS Co. Ltd.	44,345	0.0
54,500	Curves Holdings Co. Ltd.	256,775	0.1
6,300	Cybozu, Inc.	125,361	0.0
88,300	Daicel Corp.	759,742	0.2
2,700	Daihatsu Diesel Manufacturing Co. Ltd.	53,657	0.0
7,600	Dai-Ichi Cutter Kogyo KK	64,349	0.0
9,200	Daiichikosho Co. Ltd.	94,065	0.0
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
1,400	Dainichiseika Color &Chemicals Manufacturing Co. Ltd.	$34,487	0.0
5,400	Daito Pharmaceutical Co. Ltd.	43,557	0.0
5,715	Daitron Co. Ltd.	171,617	0.1
2,400	Daiwa Industries Ltd.	24,559	0.0
12,700	Dentsu Soken, Inc.	628,934	0.2
3,900	Digital Arts, Inc.	190,799	0.1
6,600	Digital Hearts Holdings Co. Ltd.	41,032	0.0
4,400	Digital Information Technologies Corp.	70,681	0.0
9,700	dip Corp.	133,129	0.0
9,900	Doshisha Co. Ltd.	186,188	0.1
6,300	Double Standard, Inc.	68,898	0.0
14,000	Doutor Nichires Holdings Co. Ltd.	218,394	0.1
89,528	DTS Corp.	745,839	0.2
45,600	Ebara Corp.	1,216,031	0.3
6,600	Ebase Co. Ltd.	19,350	0.0
3,600	Ehime Bank Ltd.	29,194	0.0
27,000	Eiken Chemical Co. Ltd.	412,709	0.1
4,200	Elecom Co. Ltd.	49,115	0.0
6,800	EM Systems Co. Ltd.	36,035	0.0
19,400	en Japan, Inc.	195,688	0.1
1,000	Enplas Corp.	52,563	0.0
4,700	Entrust, Inc.	32,041	0.0
4,400	eSOL Co. Ltd.	15,710	0.0
2,400	Exedy Corp.	80,640	0.0
3,600	Fast Fitness Japan, Inc.	41,800	0.0
5,100	Fibergate, Inc./Japan	22,994	0.0
19,800	Food & Life Cos. Ltd.	965,713	0.2
5,000	Forum Engineering, Inc.	39,887	0.0
2,400	FTGroup Co. Ltd.	19,910	0.0
2,300	Fudo Tetra Corp.	36,417	0.0
36,500	Fuji Corp./Aichi	708,348	0.2
11,000	Fuji Pharma Co. Ltd.	112,542	0.0
6,400	Fuji Seal International,Inc.	112,529	0.0
7,900	Fujikura Kasei Co. Ltd.	31,593	0.0
2,100	Fujimi, Inc.	32,840	0.0
38,600	Fujimori Kogyo Co. Ltd.	263,807	0.1
2,200	Fukuda Denshi Co. Ltd.	99,524	0.0
3,000	Fukushima Galilei Co.Ltd.	69,781	0.0
2,875	FULLCAST Holdings Co.Ltd.	31,537	0.0
5,300	Funai Soken Holdings,Inc.	83,494	0.0
2,600	Furuno Electric Co. Ltd.	150,841	0.1
19,400	Furyu Corp.	131,244	0.0
5,200	Fuso Pharmaceutical Industries Ltd.	71,400	0.0
8,500	Futaba Industrial Co. Ltd.	51,912	0.0
19,100	Future Corp.	269,306	0.1
13,200	Gakken Holdings Co. Ltd.	87,921	0.0
3,500	Gamecard-Joyco Holdings, Inc.	66,321	0.0
3,200	Gecoss Corp.	28,418	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
3,000	GLOBERIDE, Inc.	$45,379	0.0
14,000	Glory Ltd.	334,522	0.1
1,500	GMO GlobalSign Holdings KK	20,174	0.0
3,900	GMO internet group, Inc.	87,349	0.0
6,000	Greens Co. Ltd.	87,708	0.0
41,900	GS Yuasa Corp.	1,170,040	0.3
13,900	GungHo Online Entertainment, Inc.	235,060	0.1
2,600	Hanwa Co. Ltd.	108,447	0.0
3,500	Happinet Corp.	142,568	0.0
27,200	Heiwa Corp.	353,583	0.1
9,700	Hiday Hidaka Corp.	207,056	0.1
2,200	Hioki EE Corp.	84,506	0.0
2,300	Hirano Tecseed Co. Ltd./Kinzoku	24,057	0.0
10,100	Hisamitsu Pharmaceutical Co., Inc.	262,536	0.1
4,000	Hito Communications Holdings, Inc.	25,950	0.0
1,600	Hochiki Corp.	39,993	0.0
4,400	Hodogaya Chemical Co.Ltd.	52,049	0.0
24,500	Hokkaido Gas Co. Ltd.	107,679	0.0
2,400	Hokkan Holdings Ltd.	33,503	0.0
7,800	Horiba Ltd.	724,684	0.2
10,300	Hyakujushi Bank Ltd.	360,584	0.1
21,300	Ibiden Co. Ltd.	2,004,854	0.5
10,800	IBJ, Inc.	56,309	0.0
19,100	Ichikoh Industries Ltd.	58,088	0.0
3,100	ID Holdings Corp.	40,644	0.0
2,400	Idec Corp./Japan	36,535	0.0
1,700	I'll, Inc.	26,872	0.0
72,300	INFRONEER Holdings,Inc.	774,560	0.2
3,100	Inter Action Corp.	28,526	0.0
377	ISB Corp.	4,389	0.0
2,800	Ishihara Sangyo Kaisha Ltd.	43,187	0.0
7,200 (4)	ITmedia, Inc.	74,960	0.0
1,900	Itochu Enex Co. Ltd.	22,417	0.0
9,400	Itoki Corp.	151,629	0.1
4,300	IwaiCosmo Holdings, Inc.	78,547	0.0
44,400	J Trust Co. Ltd.	116,752	0.0
8,400	JAC Recruitment Co. Ltd.	55,323	0.0
9,700	Japan Aviation Electronics Industry Ltd.	144,868	0.0
1,443	Japan Hotel REIT Investment Corp.	840,611	0.2
27,900	Japan Lifeline Co. Ltd.	264,828	0.1
9,500	Japan Material Co. Ltd.	118,693	0.0
16,500	Japan Medical Dynamic Marketing, Inc.	51,000	0.0
18,000	Japan System Techniques Co. Ltd.	249,399	0.1
13,600	JBCC Holdings, Inc.	114,055	0.0
2,400	JCU Corp.	70,786	0.0
5,100	Jeol Ltd.	171,397	0.1
2,800	JFE Systems, Inc.	34,066	0.0
6,600	JK Holdings Co. Ltd.	53,957	0.0
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
13,600	Joshin Denki Co. Ltd.	$235,477	0.1
5,500	J-Stream, Inc.	12,798	0.0
8,200	Juroku Financial Group,Inc.	298,645	0.1
5,500	Justsystems Corp.	177,638	0.1
400	JUTEC Holdings Corp.	3,425	0.0
16,800	JVCKenwood Corp.	134,606	0.0
4,100	Kaga Electronics Co. Ltd.	94,941	0.0
243	Kamei Corp.	4,596	0.0
11,500	Kanamic Network Co.Ltd.	35,863	0.0
3,600	Kanamoto Co. Ltd.	83,845	0.0
42,800	Kandenko Co. Ltd.	1,308,060	0.3
16,300	Kaneka Corp.	449,710	0.1
3,000	Kato Sangyo Co. Ltd.	115,159	0.0
4,800	KAWADA TECHNOLOGIES, Inc.	125,768	0.0
5,300	KEIWA, Inc.	39,664	0.0
34,000	Keiyo Bank Ltd.	286,845	0.1
3,000	Kenko Mayonnaise Co.Ltd.	35,423	0.0
692	KFC Ltd.	7,120	0.0
4,520	Kimura Unity Co. Ltd.	24,661	0.0
24,300	Kinden Corp.	973,389	0.2
1,179	Kitagawa Corp.	12,338	0.0
5,300	Kita-Nippon Bank Ltd.	129,551	0.0
11,100	Kitz Corp.	124,437	0.0
2,000 (1)	KNT-CT Holdings Co. Ltd.	19,369	0.0
4,000	Koike Sanso Kogyo Co.Ltd.	41,417	0.0
2,800	Komatsu Wall Industry Co. Ltd.	45,164	0.0
9,900	Komeri Co. Ltd.	205,964	0.1
4,500	Komori Corp.	42,262	0.0
22,900	Konica Minolta, Inc.	78,637	0.0
2,300	Konishi Co. Ltd.	18,409	0.0
2,000	Konoike Transport Co.Ltd.	41,365	0.0
11,700	KPP Group Holdings Co.Ltd.	57,796	0.0
24,800	K's Holdings Corp.	245,849	0.1
3,100	Kuriyama Holdings Corp.	33,373	0.0
4,400	Kyodo Printing Co. Ltd.	42,790	0.0
6,700	KYORIN Holdings, Inc.	61,072	0.0
24,600	Kyoritsu Maintenance Co. Ltd.	478,762	0.1
2,200	Kyowa Electronic Instruments Co. Ltd.	9,898	0.0
62,200	Kyushu Electric Power Co., Inc.	610,448	0.2
5,100	Kyushu Leasing Service Co. Ltd., GMTN	43,846	0.0
2,100	Life Corp.	32,946	0.0
100,100	LIFULL Co. Ltd.	124,677	0.0
6,100	Link And Motivation, Inc.	19,465	0.0
3,400	Lintec Corp.	86,408	0.0
62,700	Lion Corp.	617,847	0.2
2,000	Look Holdings, Inc.	34,293	0.0
9,500	M&A Capital Partners Co. Ltd.	181,401	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
2,900	Maezawa Industries, Inc.	$36,167	0.0
1,500	Makiya Co. Ltd.	11,714	0.0
2,500	Mamiya-Op Co. Ltd.	30,559	0.0
1,600	MarkLines Co. Ltd.	20,542	0.0
1,300	Maruzen Showa Unyu Co. Ltd.	58,498	0.0
22,200	Marvelous, Inc.	81,401	0.0
12,800	Matching Service Japan Co. Ltd.	83,097	0.0
8,300	Matsuoka Corp.	121,349	0.0
1,400	Max Co. Ltd.	50,747	0.0
18,500	Maxell Ltd.	268,174	0.1
12,700	MCJ Co. Ltd.	119,799	0.0
253,200	Mebuki Financial Group,Inc.	1,579,871	0.4
4,500	Media Do Co. Ltd.	53,113	0.0
5,647	Medical System Network Co. Ltd.	18,003	0.0
24,800	Meidensha Corp.	982,155	0.2
2,000	Meiji Electric Industries Co. Ltd.	30,140	0.0
14,500	MEITEC Group Holdings, Inc.	297,229	0.1
3,400	Melco Holdings, Inc.	76,397	0.0
3,400	Members Co. Ltd.	26,696	0.0
3,000	METAWATER Co. Ltd.	64,435	0.0
9,600	Mitani Sangyo Co. Ltd.	31,056	0.0
15,800	Mito Securities Co. Ltd.	52,469	0.0
13,500	Mitsuba Corp.	82,060	0.0
24,600	Mitsui E&S Co. Ltd.	1,000,113	0.2
19,200	Mitsui Mining & Smelting Co. Ltd.	1,955,664	0.5
1,100	Miyazaki Bank Ltd.	33,078	0.0
5,400	Mizuno Corp.	97,417	0.0
27,700	Morinaga Milk Industry Co. Ltd.	597,935	0.2
1,400	Moriroku Holdings Co.Ltd.	21,296	0.0
4,900	Morita Holdings Corp.	74,079	0.0
2,700	Morito Co. Ltd.	28,444	0.0
1,675	Murakami Corp.	73,548	0.0
6,200	Musashino Bank Ltd.	166,796	0.1
1,900	Mutoh Holdings Co. Ltd.	34,395	0.0
2,000	Nachi-Fujikoshi Corp.	51,161	0.0
7,800	Nakanishi, Inc.	103,274	0.0
10,287	Nakano Corp./Tokyo	63,673	0.0
9,300	Nanto Bank Ltd.	309,313	0.1
2,400	Nanyo Corp.	20,895	0.0
2,900	NEOJAPAN, Inc.	34,276	0.0
1,000	New Cosmos Electric Co. Ltd.	28,828	0.0
63,200	NHK Spring Co. Ltd.	1,184,866	0.3
3,000	Nicca Chemical Co. Ltd.	28,217	0.0
5,200	Nichiban Co. Ltd.	64,451	0.0
3,200	Nihon Denkei Co. Ltd.	42,277	0.0
1,600	Nihon Falcom Corp.	15,376	0.0
8,200	Nihon Kohden Corp.	94,768	0.0
26,200	Nihon M&A Center Holdings, Inc.	123,397	0.0
2,700	Nihon Trim Co. Ltd.	84,291	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
1,400	Nippon Dry-Chemical Co. Ltd.	$76,493	0.0
27,300	Nippon Electric Glass Co. Ltd.	919,105	0.2
36,900	Nippon Express Holdings, Inc.	785,059	0.2
4,400	Nippon Light Metal Holdings Co. Ltd.	64,074	0.0
32,900	Nippon Shinyaku Co. Ltd.	688,386	0.2
13,000	Nippon Thompson Co. Ltd.	56,292	0.0
66,878	Niraku GC Holdings, Inc.	1,609	0.0
7,200	Nishimatsuya Chain Co. Ltd.	96,336	0.0
4,200	Nishio Holdings Co. Ltd.	119,485	0.0
25,600	Nissan Chemical Corp.	864,913	0.2
54,818	Nissan Tokyo Sales Holdings Co. Ltd.	178,656	0.1
1,800	Nissei ASB Machine Co. Ltd.	79,729	0.0
8,531	Nisshin Group Holdings Co. Ltd.	33,317	0.0
68,000	Nisshinbo Holdings, Inc.	537,390	0.1
13,900	Nisso Holdings Co. Ltd.	57,991	0.0
131,700	Nissui Corp.	917,556	0.2
21,500	Nitto Boseki Co. Ltd.	1,213,559	0.3
8,800	Nitto Kogyo Corp.	210,737	0.1
13,000	Nitto Seiko Co. Ltd.	58,049	0.0
10,200	Nojima Corp.	75,315	0.0
23,700	Nomura Co. Ltd.	157,655	0.1
7,200	Noritz Corp.	93,489	0.0
7,500	NSD Co. Ltd.	160,242	0.1
2,100	NSW, Inc./Japan	33,831	0.0
95,600	NTN Corp.	213,432	0.1
2,500	Odawara Engineering Co. Ltd.	41,854	0.0
8,500	Ogaki Kyoritsu Bank Ltd.	203,474	0.1
3,100	Ohara, Inc.	22,870	0.0
1,600	OIE Sangyo Co. Ltd.	22,596	0.0
4,600	Oiles Corp.	67,381	0.0
1,300	Oita Bank Ltd.	42,907	0.0
14,300	Okabe Co. Ltd.	85,088	0.0
8,400	Okamura Corp.	122,884	0.0
5,400	Okinawa Financial Group,Inc.	134,577	0.0
8,300	Onward Holdings Co. Ltd.	34,833	0.0
12,700	Open House Group Co.Ltd.	611,161	0.2
4,700 (1)	Optim Corp.	17,034	0.0
18,600	Optorun Co. Ltd.	204,794	0.1
7,800	Oro Co. Ltd.	119,013	0.0
5,300	Osaka Organic Chemical Industry Ltd.	131,566	0.0
5,800	Osaki Electric Co. Ltd.	47,005	0.0
53,500	PAL GROUP Holdings Co. Ltd.	688,407	0.2
10,300	PALTAC Corp.	303,773	0.1
53,000	Park24 Co. Ltd.	619,395	0.2
16,000	Parker Corp.	116,183	0.0
2,200	PCA Corp.	25,411	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
5,700	Pegasus Co. Ltd.	$30,454	0.0
6,000 (1)	PIA Corp.	116,930	0.0
17,600	Pilot Corp.	531,450	0.1
10,900	Pole To Win Holdings,Inc.	23,359	0.0
2,100	PR Times Corp.	40,534	0.0
33,800	Prestige International,Inc.	145,153	0.0
8,128	Procrea Holdings, Inc.	91,277	0.0
100	Pronexus, Inc.	709	0.0
10,900	QB Net Holdings Co. Ltd.	95,946	0.0
5,200	Qol Holdings Co. Ltd.	65,563	0.0
12,300	Raito Kogyo Co. Ltd.	257,413	0.1
64,100	Resorttrust, Inc.	755,367	0.2
2,400	Rheon Automatic Machinery Co. Ltd.	22,510	0.0
11,500	Riken Technos Corp.	104,240	0.0
6,100	Riken Vitamin Co. Ltd.	110,740	0.0
8,200	Riso Kagaku Corp.	62,158	0.0
1,600	Roland Corp.	33,950	0.0
4,500	Sac's Bar Holdings, Inc.	22,860	0.0
1,000	Saison Information Systems Co. Ltd.	12,069	0.0
2,100	Sakata INX Corp.	31,000	0.0
1,500	Sakata Seed Corp.	38,435	0.0
3,600	Sala Corp.	24,529	0.0
3,000 (4)	Samco, Inc.	80,496	0.0
2,000	San ju San Financial Group, Inc.	47,303	0.0
10,400	San-Ai Obbli Co. Ltd.	137,747	0.0
5,900	Sangetsu Corp.	115,368	0.0
5,900	Sanko Gosei Ltd.	32,206	0.0
74,100	Sankyo Co. Ltd.	1,285,440	0.3
2,138	Sankyo Frontier Co. Ltd.	27,822	0.0
11,300	Sankyu, Inc.	576,979	0.1
22,600 (1)	Sansan, Inc.	266,592	0.1
18,100	Sansha Electric Manufacturing Co. Ltd.	106,079	0.0
65,300	Santen Pharmaceutical Co. Ltd.	639,795	0.2
47,000	Sanwa Holdings Corp.	1,281,771	0.3
1,200	Sanyo Chemical Industries Ltd.	32,651	0.0
2,100	Sanyo Denki Co. Ltd.	53,699	0.0
68,600	Sawai Group Holdings Co. Ltd.	819,239	0.2
1,900	Saxa Holdings, Inc.	66,312	0.0
9,900	Scroll Corp.	70,367	0.0
1,100	Seiko Group Corp.	50,749	0.0
6,600	Sekisui Kasei Co. Ltd.	15,147	0.0
2,100	SEMITEC Corp.	32,260	0.0
16,300	SERAKU Co. Ltd.	157,004	0.1
12,600	Seria Co. Ltd.	239,928	0.1
4,200 (1)	Serverworks Co. Ltd.	50,289	0.0
1,900	Shibaura Machine Co.Ltd.	52,761	0.0
1,600	Shibaura Mechatronics Corp.	188,462	0.1
1,100	Shibuya Corp.	24,404	0.0
17,700 (1)	SHIFT, Inc.	122,008	0.0
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
7,600	Shikoku Bank Ltd.	$71,725	0.0
2,800	Shimadaya Corp.	32,024	0.0
9,500	Shimizu Bank Ltd.	124,103	0.0
4,200 (4)	Shin Maint Holdings Co.Ltd.	30,894	0.0
10,100	Shin-Etsu Polymer Co.Ltd.	126,482	0.0
4,300 (4)	Shinnihonseiyaku Co.Ltd.	60,267	0.0
27,600	Ship Healthcare Holdings,Inc.	412,881	0.1
6,500	Shoei Co. Ltd.	69,044	0.0
6,400	Shofu, Inc.	78,613	0.0
31,600	SIGMAXYZ Holdings, Inc.	179,199	0.1
1,800	SMK Corp.	26,502	0.0
34,900	SMS Co. Ltd.	300,806	0.1
7,700	Softcreate Holdings Corp.	106,520	0.0
11,138	Soken Chemical & Engineering Co. Ltd.	172,245	0.1
35,600	Solasto Corp.	116,330	0.0
4,600	Soliton Systems KK	51,144	0.0
3,300	Star Micronics Co. Ltd.	35,564	0.0
4,800	Startia Holdings, Inc.	85,905	0.0
2,600	St-Care Holding Corp.	13,985	0.0
31,800	Sugi Holdings Co. Ltd.	686,720	0.2
21,600	Sumitomo Bakelite Co.Ltd.	718,460	0.2
28,600 (1)	Sumitomo Pharma Co.Ltd.	311,796	0.1
5,300	Sun Frontier Fudousan Co. Ltd.	78,513	0.0
32,800 (1)(4)	Sun*, Inc.	91,894	0.0
3,200	Sun-Wa Technos Corp.	55,577	0.0
5,300	Suzuken Co. Ltd./Aichi Japan	201,276	0.1
14,600	SWCC Corp.	709,353	0.2
2,200	System Research Co.Ltd.	28,995	0.0
4,200	System Support, Inc.	82,835	0.0
24,100	Systena Corp.	82,937	0.0
1,100	T. RAD Co. Ltd.	49,767	0.0
2,690	Tachikawa Corp.	33,001	0.0
3,700	Tadano Ltd.	25,697	0.0
24,500	Taiheiyo Cement Corp.	664,722	0.2
5,100	Taiho Kogyo Co. Ltd.	22,625	0.0
2,800	Taiko Bank Ltd.	31,682	0.0
1,600	Taisei Lamick Co. Ltd.	27,368	0.0
8,500	Takaoka Toko Co. Ltd.	189,299	0.1
7,200	Takara & Co. Ltd.	189,946	0.1
7,900	Takara Bio, Inc.	47,243	0.0
7,500	Takasago International Corp.	73,298	0.0
3,000	Takeuchi Manufacturing Co. Ltd.	123,683	0.0
2,900	Taoka Chemical Co. Ltd.	22,996	0.0
11,700	TechMatrix Corp.	165,471	0.1
2,900	Teikoku Electric Manufacturing Co. Ltd.	58,070	0.0
2,200	Temairazu, Inc.	45,880	0.0
1,500	Terasaki Electric Co. Ltd.	46,923	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
4,500	TKC Corp.	$117,740	0.0
3,700	Tocalo Co. Ltd.	54,227	0.0
41,500	Tochigi Bank Ltd.	147,957	0.1
2,700	Togami Electric Manufacturing Co. Ltd.	73,975	0.0
48,700 (4)	Toho Bank Ltd.	144,124	0.0
2,900	Tokai Corp./Gifu	40,232	0.0
1,300	Tokyo Kiraboshi Financial Group, Inc.	61,899	0.0
35,400	Tokyo Ohka Kogyo Co. Ltd.	1,291,871	0.3
14,600	Tokyo Seimitsu Co. Ltd.	1,004,386	0.2
42,300	Tokyo Tatemono Co. Ltd.	789,751	0.2
34,500	Tokyu Construction Co. Ltd.	234,644	0.1
123,100	Tokyu Fudosan Holdings Corp.	992,025	0.2
11,100	Toli Corp.	44,905	0.0
46,900	TOMONY Holdings, Inc.	207,836	0.1
2,600	Topre Corp.	37,689	0.0
2,500	Topy Industries Ltd.	46,159	0.0
8,800	Toshiba TEC Corp.	177,622	0.1
6,600	Tosho Co. Ltd.	33,709	0.0
1,300	Totech Corp.	26,844	0.0
13,600	Towa Bank Ltd.	81,912	0.0
25,400	Towa Pharmaceutical Co. Ltd.	467,601	0.1
3,700	Toyo Denki Seizo KK	49,515	0.0
3,200	Toyo Kanetsu KK	93,609	0.0
13,700	Toyo Suisan Kaisha Ltd.	993,044	0.2
38,600	Toyo Tire Corp.	1,054,941	0.3
33,800	Toyoda Gosei Co. Ltd.	782,294	0.2
5,500	Toyota Boshoku Corp.	83,833	0.0
5,000	TPR Co. Ltd.	39,267	0.0
11,700	Transcosmos, Inc.	277,262	0.1
12,200	Trusco Nakayama Corp.	192,353	0.1
7,900	TS Tech Co. Ltd.	93,629	0.0
36,700	Tsubakimoto Chain Co.	513,659	0.1
7,100	Tsugami Corp.	125,842	0.0
7,300	Tsukada Global Holdings, Inc.	29,748	0.0
22,100	Tsumura & Co.	512,645	0.1
7,800	TYK Corp./Tokyo	27,956	0.0
11,800	Ubicom Holdings, Inc.	87,719	0.0
1,100	Uchida Yoko Co. Ltd.	74,161	0.0
19,000	ULS Group, Inc.	91,323	0.0
5,500	Unipres Corp.	42,696	0.0
1,500	UNIRITA, Inc.	18,863	0.0
12,300	United Arrows Ltd.	153,623	0.1
2,300	Ushio, Inc.	38,133	0.0
9,100	Valor Holdings Co. Ltd.	166,580	0.1
17,600	ValueCommerce Co. Ltd.	76,757	0.0
8,000	Vector, Inc.	60,309	0.0
6,800 (1)	Visional, Inc.	472,143	0.1
12,224	Vital KSK Holdings, Inc.	98,497	0.0
7,900	VT Holdings Co. Ltd.	24,937	0.0
23,600	Wacom Co. Ltd.	128,096	0.0
1,300	Wadakohsan Corp.	13,893	0.0
600	WDB coco Co. Ltd.	10,332	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
4,600	WingArc1st, Inc.	$100,202	0.0
3,500	Xebio Holdings Co. Ltd.	24,743	0.0
4,100	YAKUODO Holdings Co. Ltd.	54,048	0.0
8,000	YAMABIKO Corp.	133,657	0.0
2,300	YAMADA Consulting Group Co. Ltd.	26,227	0.0
3,500	Yamagata Bank Ltd.	38,084	0.0
87,400	Yamaguchi Financial Group, Inc.	1,001,328	0.2
10,500	Yamaichi Electronics Co. Ltd.	311,072	0.1
9,000	Yamazen Corp.	83,393	0.0
3,900	Yellow Hat Ltd.	39,272	0.0
20,700	Yokowo Co. Ltd.	265,116	0.1
73	Yorozu Corp.	434	0.0
1,600	Yoshicon Co. Ltd.	25,629	0.0
3,000 (4)	Yossix Holdings Co. Ltd.	49,237	0.0
8,200	Yurtec Corp.	132,193	0.0
3,400	Yushin Precision Equipment Co. Ltd.	14,215	0.0
7,100	Zenrin Co. Ltd.	47,459	0.0
19,000	ZERIA Pharmaceutical Co. Ltd.	246,578	0.1
16,700	ZIGExN Co. Ltd.	55,166	0.0
6,200	Zuken, Inc.	191,902	0.1
		91,635,094	21.1
	Liechtenstein: 0.0%
2,027	Liechtensteinische
	Landesbank AG	199,237	0.0

	Luxembourg: 0.1%
5,387	Eurofins Scientific SE	379,941	0.1
11,171	SES SA	85,596	0.0
		465,537	0.1
	Macao: 0.2%
356,800	MGM China Holdings Ltd.	683,427	0.2

	Malaysia: 0.1%
249,300	CCK Consolidated Holdings BHD	69,603	0.0
2,194	CSC Steel Holdings Bhd	607	0.0
608,500	Hibiscus Petroleum Bhd	207,762	0.1
220,500	Leong Hup International Bhd	34,475	0.0
3,414	MKH Oil Palm East Kalimantan Bhd	517	0.0
196,600	Spritzer BHD	138,497	0.0
46	Uchi Technologies Bhd	34	0.0
100,400	Wasco Bhd	20,736	0.0
		472,231	0.1
	Malta: 0.0%
3,219	Kambi Group PLC	37,463	0.0

	Mexico: 0.0%
20,048	Megacable Holdings SAB de CV	57,376	0.0

	Monaco: 0.0%
5,078	Costamare, Inc.	62,053	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Netherlands: 2.2%
6,989	AMG Critical Materials NV	$232,050	0.1
17,382	ASR Nederland NV	1,160,046	0.3
6,425	BE Semiconductor Industries NV	1,095,433	0.3
42,475 (2)	CTP NV	885,733	0.2
10,521 (2)	Euronext NV	1,503,568	0.3
2,801 (1)	Flow Traders Ltd.	77,019	0.0
319,736	Havas NV	557,993	0.1
258,307	Koninklijke BAM Groep NV	2,397,825	0.6
8,581	Koninklijke Heijmans N.V	607,910	0.1
551	Nedap NV	66,293	0.0
351,229 (1)	Pharming Group NV	460,275	0.1
18,304	SBM Offshore NV	473,322	0.1
2,219	Van Lanschot Kempen NV	129,739	0.0
		9,647,206	2.2
	New Zealand: 0.2%
96,988	a2 Milk Co. Ltd.	604,088	0.2
15,168 (1)	Eroad Ltd.	16,926	0.0
44,872	Heartland Group Holdings Ltd.	27,860	0.0
51,430	SKY Network Television Ltd.	105,984	0.0
33,827 (1)	Smart Parking Ltd.	27,869	0.0
		782,727	0.2
	Nigeria: 0.0%
7,826 (1)	IHS Holding Ltd.	53,608	0.0

	Norway: 0.4%
29,187	ABG Sundal Collier Holding ASA	20,257	0.0
1,348	Bonheur ASA	29,163	0.0
170	Bouvet ASA	1,081	0.0
15,757	Deep Value Driller AS	30,096	0.0
12,605	Kitron ASA	93,713	0.0
532,166	Norwegian Air Shuttle ASA	826,160	0.2
31,777 (1)	OKEA ASA	57,218	0.0
65,478	SATS ASA	234,603	0.1
1,938	SpareBank 1 Nord Norge	26,278	0.0
2,721	Sparebank 1 Oestlandet	47,715	0.0
1,592	Sparebanken More	15,717	0.0
2,084	Wilh Wilhelmsen Holding ASA - Class A	104,928	0.1
3,137	Zalaris ASA	28,554	0.0
17,804 (1)	Zaptec ASA	51,939	0.0
		1,567,422	0.4
	Peru: 0.1%
41,854	Ferreycorp SAA	40,903	0.0
4,388	Intercorp Financial Services, Inc.	188,816	0.1
		229,719	0.1
	Philippines: 0.0%
17,390	Ginebra San Miguel, Inc.	82,621	0.0
1,081,000	Megaworld Corp.	36,570	0.0
527,000	Nickel Asia Corp.	32,865	0.0
		152,056	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Poland: 0.2%
4,943 (1)(4)	Arctic Paper SA	$11,350	0.0
1,875	Asseco South Eastern Europe SA	33,560	0.0
1,206	BNPP Bank Polska SA	36,945	0.0
116,962	Enea SA	656,110	0.2
9,830 (4)	LiveChat Software SA	129,428	0.0
102	Stalprodukt SA	7,292	0.0
3,626	TEN Square Games SA	88,831	0.0
		963,516	0.2
	Portugal: 0.1%
76,623	Mota-Engil SGPS SA	530,027	0.1
56,765	Sonae SGPS SA	92,518	0.0
		622,545	0.1
	Qatar: 0.0%
49,295	Medicare Group	87,989	0.0

	Singapore: 0.7%
31,200	Aztech Global Ltd.	16,180	0.0
23,400	Centurion Corp. Ltd.	25,486	0.0
29,800	CSE Global Ltd.	19,317	0.0
490,700	Geo Energy Resources Ltd.	182,570	0.1
56,100	iFAST Corp. Ltd.	417,284	0.1
314,847	IGG, Inc.	157,821	0.0
484,300	Keppel DC REIT	888,659	0.2
1,624,500 (1)	Keppel Pacific Oak US REIT	372,561	0.1
89,500	KSH Holdings Ltd.	27,848	0.0
59,500	OKP Holdings Ltd.	44,251	0.0
27,800	OUE Ltd.	27,339	0.0
114,100	Pacific Century Regional Developments Ltd.	39,009	0.0
25,325	Samudera Shipping Line Ltd.	18,867	0.0
22,700	Sing Holdings Ltd.	8,198	0.0
19,950	Sing Investments & Finance Ltd.	24,524	0.0
31,892	Tai Sin Electric Ltd.	15,926	0.0
149,900	UOL Group Ltd.	915,771	0.2
		3,201,611	0.7
	South Africa: 0.4%
540	DRDGOLD Ltd., ADR	13,624	0.0
3,651	Karooooo Ltd.	162,761	0.0
82,844	Netcare Ltd.	69,716	0.0
261,605	Pan African Resources PLC	287,447	0.1
68,505 (1)(2)	Scatec ASA	722,298	0.2
17,063	Tiger Brands Ltd.	323,200	0.1
		1,579,046	0.4
	South Korea: 6.2%
7,910	AfreecaTV Co. Ltd.	402,722	0.1
4,910	Ahnlab, Inc.	209,185	0.1
1,307	AK Holdings, Inc.	8,990	0.0
2,285 (1)	Anapass, Inc.	28,258	0.0
4,710	Asia Paper Manufacturing Co. Ltd.	24,375	0.0
8,601	Baiksan Co. Ltd.	81,315	0.0
2,033 (1)	Cafe24 Corp.	51,016	0.0
23,758	Classys, Inc.	820,211	0.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
10,119	Com2uSCorp	$241,769	0.1
1,631	Cuckoo Holdings Co. Ltd.	32,855	0.0
4,310 (1)	D&C Media Co. Ltd.	42,715	0.0
20,803	Dae Hyun Co. Ltd.	24,997	0.0
2,978	Daihan Pharmaceutical Co. Ltd.	60,720	0.0
2,024	Daou Technology, Inc.	55,297	0.0
17,316	DB HiTek Co. Ltd.	711,354	0.2
14,896 (1)	Devsisters Co. Ltd.	441,732	0.1
11,558	DGB Financial Group, Inc.	107,237	0.0
3,892	DL E&C Co. Ltd.	116,426	0.0
4,561 (3)	DMS Co. Ltd.	20,264	0.0
1,449	Dongwon Industries Co. Ltd.	49,199	0.0
8,226 (1)	DoubleDown Interactive Co. Ltd., ADR	73,211	0.0
6,437	DoubleUGames Co. Ltd.	226,493	0.1
2,626	DY POWER Corp.	23,565	0.0
935	E1 Corp.	49,040	0.0
23,680	Echo Marketing, Inc.	192,248	0.1
2,451	E-MART, Inc.	124,152	0.0
9,252 (1)	EM-Tech Co. Ltd.	60,480	0.0
1,979	ENF Technology Co. Ltd.	68,624	0.0
6,002	Eugene Technology Co. Ltd.	397,935	0.1
8,077	Eusu Holdings Co. Ltd.	31,974	0.0
923 (1)	FLITTO, Inc.	10,363	0.0
1,195	Fursys, Inc.	38,147	0.0
26	Gabia, Inc.	494	0.0
9,983	Golfzon Newdin Holdings Co. Ltd.	37,118	0.0
4,417 (1)	Gravity Co. Ltd., ADR	255,612	0.1
16,131	H.PIO Co. Ltd.	28,248	0.0
6,611	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	22,806	0.0
3,726 (1)	Hanwha Engine	129,191	0.1
124,863 (1)	Hanwha General Insurance Co. Ltd.	474,143	0.1
24,147 (1)	Hanwha Life Insurance Co. Ltd.	51,273	0.0
4,150	Hanyang Securities Co. Ltd.	55,279	0.0
1,383 (1)	HD Hyundai Energy Solutions Co. Ltd.	54,943	0.0
10,516 (1)	Heungkuk Fire & Marine Insurance Co. Ltd.	27,568	0.0
2,607 (1)	Hugel, Inc.	478,350	0.1
1,441	Huons Co. Ltd.	29,535	0.0
1,413	Hyosung Heavy Industries Corp.	2,107,688	0.5
3,782	Hyundai Livart Furniture Co. Ltd.	17,529	0.0
7,480	Hyundai Rotem Co. Ltd.	1,210,135	0.3
8,705	HyVision System, Inc.	98,697	0.0
2,040	IDIS Holdings Co. Ltd.	16,020	0.0
1,942	Intelligent Digital Integrated Security Co. Ltd.	24,494	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
3,104	ISC Co. Ltd.	$172,407	0.1
16,959	IsuPetasys Co. Ltd.	1,345,094	0.3
5,617 (1)	Jahwa Electronics Co. Ltd.	85,314	0.0
88,305	JB Financial Group Co. Ltd.	1,390,253	0.3
24,824 (1)	Jin Air Co. Ltd.	125,492	0.0
16,512 (1)	JoyCity Corp.	21,742	0.0
7,663	Jusung Engineering Co. Ltd.	164,262	0.1
4,796	KC Tech Co. Ltd./New	128,435	0.1
10,738	KG Chemical Corp.	36,645	0.0
4,210	KIWOOM Securities Co. Ltd.	874,472	0.2
7,412	Koh Young Technology, Inc.	86,384	0.0
10,032	Kolmar Korea Co. Ltd.	541,510	0.1
3,628	Kolon Global Corp.	23,020	0.0
3,639	Kolon Industries, Inc.	90,741	0.0
2,516	KoMiCo Ltd.	194,356	0.1
2,416	Korea District Heating Corp.	162,056	0.1
17,223	Korean Reinsurance Co.	128,258	0.0
396	KPX Chemical Co. Ltd.	13,300	0.0
7,509 (1)	KT Millie Seojae Co. Ltd.	68,777	0.0
35,244	KTCS Corp.	72,116	0.0
22,896	LEENO Industrial, Inc.	921,571	0.2
73	LF Corp.	935	0.0
7,130 (1)	LOT Vacuum Co. Ltd.	65,116	0.0
3,276	LOTTE Himart Co. Ltd.	17,570	0.0
1,941	LX Hausys Ltd.	38,290	0.0
4,160	LX Semicon Co. Ltd.	166,848	0.1
2,831	Maeil Dairies Co. Ltd.	68,850	0.0
13,658 (1)	Magnachip Semiconductor Corp.	42,340	0.0
2,992	MAKUS, Inc.	55,232	0.0
11,730	Mcnex Co. Ltd.	255,799	0.1
2,740	MegaStudyEdu Co. Ltd.	79,907	0.0
8,615	Modetour Network, Inc.	67,205	0.0
4,672	mPlus Corp.	56,879	0.0
3,002	Nature Holdings Co. Ltd.	20,122	0.0
3,086	NeoPharm Co. Ltd.	37,034	0.0
1,607 (1)	Neowiz	27,580	0.0
613	NEOWIZ HOLDINGS Corp.	9,917	0.0
4,554 (1)	NEPES Corp.	55,315	0.0
19,762 (2)	Netmarble Corp.	748,879	0.2
2,214	NICE Holdings Co. Ltd.	21,547	0.0
150	Nice Information & Telecommunication, Inc.	2,404	0.0
13,277	NICE Information Service Co. Ltd.	135,030	0.1
6,191	NOROO Paint & Coatings Co. Ltd.	36,752	0.0
5,401	Paradise Co. Ltd.	69,980	0.0
3,140	PHA Co. Ltd.	25,685	0.0
3,511	PharmaResearch Co. Ltd.	1,329,291	0.3
16,955	Poongsan Corp.	1,228,939	0.3
19,256	PSK, Inc.	507,474	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
3,023	Rayence Co. Ltd.	$11,649	0.0
2,617	RFHIC Corp.	61,189	0.0
87,913 (3)	S&C Engine Group Ltd.	—	—
8,006	Sam Young Electronics Co. Ltd.	60,064	0.0
2,446	Sambo Corrugated Board Co. Ltd.	15,759	0.0
3,060	Samchully Co. Ltd.	264,367	0.1
2,982	Sammok S-Form Co. Ltd.	41,651	0.0
28,575	Samsung Engineering Co. Ltd.	519,502	0.1
1,134	Samyang Holdings Corp.	83,254	0.0
9,846	Sanil Electric Co. Ltd.	1,077,615	0.3
121	SeAH Holdings Corp.	10,191	0.0
19,401	Sebang Co. Ltd.	184,853	0.1
1,306	Seoul City Gas Co. Ltd.	57,841	0.0
7,707 (1)	Seoul Semiconductor Co. Ltd.	33,857	0.0
8,661	Seoyon Co. Ltd.	57,327	0.0
843	Shinsegae Food Co. Ltd.	20,865	0.0
17,954 (1)	Silicon2 Co. Ltd.	566,214	0.2
1,735 (1)	SJ Group Co. Ltd.	4,256	0.0
1,299	SK Chemicals Co. Ltd.	57,560	0.0
1,092	SM Entertainment Co. Ltd.	91,478	0.0
4,689	Songwon Industrial Co. Ltd.	31,559	0.0
1,330	Spigen Korea Co. Ltd.	20,808	0.0
1,953 (1)	Suprema, Inc.	46,226	0.0
126	Taekwang Industrial Co. Ltd.	70,926	0.0
24,076 (1)	Tongyang Life Insurance Co. Ltd.	114,277	0.0
8,741 (1)	TY Holdings Co. Ltd./ Korea	15,775	0.0
10,960	TYM Corp.	45,688	0.0
3,472	Ubiquoss, Inc.	21,442	0.0
5,491	Uju Electronics Co. Ltd.	147,692	0.1
2,342	Unid Co. Ltd.	110,351	0.0
5,262	Uniquest Corp.	28,299	0.0
2,705	Vieworks Co. Ltd.	35,940	0.0
3,416	Wins Co. Ltd.	28,986	0.0
4,222	WiSoL Co. Ltd.	16,731	0.0
19,452	WONIK IPS Co. Ltd.	872,450	0.2
9,027	Zeus Co. Ltd.	97,617	0.0
2,845	Zinus, Inc.	27,537	0.0
		26,714,913	6.2

	Spain: 3.5%
18,501	Atalaya Mining PLC	166,244	0.0
6,577	Atresmedia Corp. de Medios de Comunicacion SA	39,807	0.0
299,000	Bankinter SA	4,507,179	1.0
23,188	Cia de Distribucion Integral Logista Holdings SA	772,788	0.2
5,414	CIE Automotive SA	181,596	0.0
1,331	Construcciones y Auxiliar de Ferrocarriles SA	84,042	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Spain (continued)
38,486	Indra Sistemas SA	$2,128,938	0.5
990,775	Mapfre SA	4,375,580	1.0
26,773	Melia Hotels International SA	221,548	0.0
103,694	Merlin Properties Socimi SA	1,615,366	0.4
7,389	Naturhouse Health SAU	17,971	0.0
540,441 (1)	Obrascon Huarte Lain SA	283,447	0.1
3,639	Pharma Mar SA	307,659	0.1
9,050 (1)	Tecnicas Reunidas SA	323,916	0.1
137,039 (2)	Unicaja Banco SA	369,978	0.1
		15,396,059	3.5
	Sweden: 2.2%
17,944	Acast AB	54,014	0.0
10,943	Alleima AB	94,507	0.0
3,231 (2)	Ambea AB	43,564	0.0
74,712	Avanza Bank Holding AB	2,871,523	0.7
5,556	Bahnhof AB - Class B	34,610	0.0
3,895	Beijer Alma AB	118,898	0.0
14,518	Betsson AB - Class B	226,258	0.1
9,294	BioGaia AB - Class B	98,179	0.0
16,738 (2)	Bravida Holding AB	141,474	0.0
18,376	Bufab AB	201,968	0.1
29,992	Byggmax Group AB	152,566	0.1
2 (1)	Careium AB	6	0.0
1,849	Cellavision AB	35,033	0.0
2,895	Cheffelo AB	25,841	0.0
3,712	Clas Ohlson AB - Class B	135,372	0.0
6,853	Electrolux Professional AB - Class B	47,597	0.0
3,589 (1)	Enea AB	26,283	0.0
5,189	Fagerhult Group AB	25,217	0.0
7,083	Fasadgruppen Group AB	22,235	0.0
2,964	G5 Entertainment AB	29,354	0.0
5,084	Hanza AB	70,178	0.0
4,336 (2)	Hoist Finance AB	45,186	0.0
16,981	Instalco AB	43,327	0.0
14,164	Lagercrantz Group AB - Class B	347,978	0.1
756	Lime Technologies AB	28,428	0.0
21,413	Loomis AB	862,632	0.2
1,403 (1)	Medcap AB	89,846	0.0
21,296	Mycronic AB	499,578	0.1
44,464	NCC AB - Class B	1,013,597	0.2
4,929	Nolato AB - Class B	32,619	0.0
10,331	Note AB	205,119	0.1
7,331 (1)	Orexo AB	21,452	0.0
7,287	Paradox Interactive AB	127,090	0.0
871	RaySearch Laboratories AB	20,445	0.0
8,136	Scandi Standard AB	84,260	0.0
59,339 (1)	Stillfront Group AB	40,259	0.0
464,820	Storskogen Group AB - Class B	480,278	0.1
15,537	Storytel AB	145,365	0.1
7,521	Systemair AB	61,829	0.0
18,303 (1)	Tobii Dynavox AB	188,317	0.1
18,194	Truecaller AB - Class B	54,233	0.0
1,757	VBG Group AB - Class B	66,819	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Sweden (continued)
81,259	Wihlborgs Fastigheter AB	$789,633	0.2
		9,702,967	2.2
	Switzerland: 5.8%
10,434 (1)	AC Immune SA	35,267	0.0
36,753	Accelleron Industries AG	3,012,678	0.7
42,181 (1)	ADC Therapeutics SA	188,127	0.1
26,744	Adecco Group AG	745,687	0.2
607	Allreal Holding AG	145,078	0.0
330	Autoneum Holding AG	65,647	0.0
1,506 (1)	Basilea Pharmaceutica AG, Reg	87,225	0.0
2,106	Belimo Holding AG	2,272,258	0.5
2,775	BKW AG	621,066	0.2
549	Burckhardt Compression Holding AG	379,714	0.1
727	Burkhalter Holding AG	129,104	0.0
258	Cie Financiere Tradition SA - Class BR	97,694	0.0
147	Comet Holding AG, Reg	35,926	0.0
8,842	DKSH Holding AG	616,603	0.1
3,120	dormakaba Holding AG	266,500	0.1
29,354	Dufry AG, Reg	1,547,367	0.4
10,640 (2)	Galenica AG	1,146,691	0.3
788	Hiag Immobilien Holding AG	108,379	0.0
663	Huber + Suhner AG, Reg	121,426	0.0
6,232	Implenia AG	494,511	0.1
3,490	Inficon Holding AG	418,690	0.1
1,882	Kardex Holding AG	707,897	0.2
5,105	Logitech International SA	613,715	0.1
2,830 (2)	Medacta Group SA	524,351	0.1
266 (1)(2)	Medartis Holding AG	26,939	0.0
737	Mikron Holding AG, Reg	19,599	0.0
8,389	PSP Swiss Property AG, Reg	1,450,993	0.3
819	R&S Group Holding AG	26,955	0.0
2,338 (1)(2)	Sensirion Holding AG	167,543	0.0
51,791 (1)	Sportradar Group AG - Class A	1,326,367	0.3
7,736	Sulzer AG, Reg	1,292,879	0.3
5,142	Swissquote Group Holding SA, Reg	3,266,931	0.8
1,877	Tecan Group AG, Reg	342,766	0.1
21,583	Temenos AG	2,037,826	0.5
293	Vaudoise Assurances Holding SA	225,021	0.1
1,285	Ypsomed Holding AG	504,550	0.1
6	Zug Estates Holding AG - Class B	15,955	0.0
		25,085,925	5.8
	Taiwan: 1.1%
45,000	Arcadyan Technology Corp.	294,082	0.1
13,000	ASROCK, Inc.	135,236	0.0
20,000	Cenra, Inc.	22,081	0.0
87,000	Channel Well Technology Co. Ltd.	217,942	0.1
62,000	CviLux Corp.	164,902	0.1
21,000	Darfon Electronics Corp.	24,535	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
108,000	Darwin Precisions Corp.	$39,221	0.0
38,000	Ennoconn Corp.	360,117	0.1
71,000	Everlight Electronics Co. Ltd.	135,018	0.0
19,000	Fitipower Integrated Technology, Inc.	93,630	0.0
70,000	FocalTech Systems Co. Ltd.	134,020	0.0
25,000	FY Group Ltd.	38,939	0.0
61,661 (1)	General Interface Solution Holding Ltd.	98,752	0.0
27,000	Genius Electronic Optical Co. Ltd.	366,881	0.1
15,000	Global Lighting Technologies, Inc.	20,335	0.0
26,000	Global Mixed Mode Technology, Inc.	196,654	0.1
28,343	Himax Technologies, Inc., ADR	266,991	0.1
25,000 (1)	Holtek Semiconductor, Inc.	32,841	0.0
18,000	ITE Technology, Inc.	76,103	0.0
97,000	Kinsus Interconnect Technology Corp.	428,106	0.1
14,000	Lida Holdings Ltd.	9,687	0.0
11,000	Lumax International Corp. Ltd.	35,344	0.0
62,000	Pixart Imaging, Inc.	465,407	0.1
77,000	Primax Electronics Ltd.	207,184	0.1
7,000	Raydium Semiconductor Corp.	55,318	0.0
19,000	Rich Honour International Designs Co. Ltd.	28,420	0.0
125,000 (1)	Sunplus Technology Co. Ltd.	87,208	0.0
16,000	Sunrex Technology Corp.	21,617	0.0
45,000	Syscom Computer Engineering Co.	83,612	0.0
15,000	Taiwan Semiconductor Co. Ltd.	26,724	0.0
79,000	Taiwan Surface Mounting Technology Corp.	281,623	0.1
7,000	Tofu Restaurant Co. Ltd.	45,502	0.0
7,000	Topview Optronics Corp.	15,923	0.0
36,000	Ubright Optronics Corp.	74,029	0.0
		4,583,984	1.1
	Thailand: 0.2%
206,600	Advanced Information Technology PCL	30,788	0.0
184,700	Ratchaphruek Hospital PCL	28,218	0.0
132,800	Regional Container Lines PCL	105,755	0.0
69,600	Somboon Advance Technology PCL	28,167	0.0
1,906,800 (4)	Star Petroleum Refining PCL	283,069	0.1
13,700	Thai Stanley Electric PCL	81,961	0.0
1,186,500	Thaifoods Group PCL	166,692	0.0
52,020 (1)	Valeura Energy, Inc.	247,017	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Thailand (continued)
33,100	Zen Corp. Group PCL	$6,091	0.0
		977,758	0.2
	Turkey: 0.1%
18,207 (1)	Eldorado Gold Corp.	466,680	0.1

	United Arab Emirates: 0.3%
240,373	Alef Education Holding PLC	63,407	0.0
25,524	Commercial Bank of Dubai PSC	68,033	0.0
787,622	Dana Gas PJSC	177,555	0.1
185,806 (1)	Islamic Arab Insurance Co.	19,577	0.0
348,006 (1)	RAK Properties PJSC	133,705	0.0
450,728	Sharjah Islamic Bank	362,011	0.1
58,169 (1)	Yalla Group Ltd., ADR	441,503	0.1
		1,265,791	0.3
	United Kingdom: 9.2%
3,480	4imprint Group PLC	152,398	0.0
3,289	AG Barr PLC	28,909	0.0
34,452	AJ Bell PLC	243,270	0.1
21,529 (2)	Alfa Financial Software Holdings PLC	64,130	0.0
4,660	Anglo-Eastern Plantations PLC	85,721	0.0
23,110 (1)	Autolus Therapeutics PLC, ADR	35,821	0.0
6,541	Avon Technologies PLC	164,468	0.0
94,696	Babcock International Group PLC	1,512,202	0.4
152,109	Balfour Beatty PLC	1,344,349	0.3
124,206	Barratt Developments PLC	614,630	0.2
116,238	Beazley PLC	1,422,030	0.3
30,052 (1)	Bicycle Therapeutics PLC, ADR	242,520	0.1
6,697	Breedon Group PLC	30,317	0.0
162,004	British Land Co. PLC	809,121	0.2
23,327	Central Asia Metals PLC	48,725	0.0
29,137 (2)	CMC Markets PLC	82,487	0.0
1,327	Cohort PLC	23,437	0.0
21,777	Computacenter PLC	820,618	0.2
285,151 (2)	ConvaTec Group PLC	915,785	0.2
76,177	Costain Group PLC	153,513	0.0
14,018	Cranswick PLC	909,413	0.2
749,923	Currys PLC	1,384,167	0.3
57,070	dotdigital group PLC	51,039	0.0
102,710	Drax Group PLC	973,452	0.2
2,500 (1)	Eagle Eye Solutions Group PLC	9,363	0.0
77,261	easyJet PLC	491,905	0.1
63,688 (1)	Endava PLC, ADR	590,388	0.1
250,298	EnQuest PLC	39,918	0.0
82,610	Entain PLC	860,440	0.2
9,640	Everplay Group PLC	50,023	0.0
53,745 (1)	Evoke PLC	30,416	0.0
9,755	FDM Group Holdings PLC	15,404	0.0
38,941	Foresight Group Holdings Ltd.	233,449	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
17,862 (2)	Forterra PLC	$42,707	0.0
74,717	Foxtons Group PLC	54,001	0.0
721	Fuller Smith & Turner PLC - Class A	5,837	0.0
3,245	Games Workshop Group PLC	679,529	0.2
85,471 (1)	Gem Diamonds Ltd.	3,526	0.0
19,238	Genus PLC	621,714	0.2
6,026	Global Ship Lease, Inc. -Class A	190,000	0.1
318,083	Harbour Energy PLC	941,523	0.2
992	Hargreaves Services PLC	8,549	0.0
4,647	Helical PLC	12,736	0.0
35,446	Hikma Pharmaceuticals PLC	857,420	0.2
20,947	Hunting PLC	93,974	0.0
25,546	IMI PLC	803,139	0.2
52,487	Impax Asset Management Group PLC	131,423	0.0
72,081	Inchcape PLC	723,322	0.2
44,656 (1)	Indivior PLC	1,311,547	0.3
15,809	IntegraFin Holdings PLC	75,291	0.0
30,201	Intermediate Capital Group PLC	767,222	0.2
45,082	International Personal Finance PLC	121,139	0.0
105,485	Investec PLC - GBP	794,263	0.2
425,333	Investec PLC - ZAR	3,215,726	0.7
97,441	JET2 PLC	1,701,600	0.4
18,277	Johnson Matthey PLC	511,903	0.1
17,540	Jupiter Fund Management PLC	35,111	0.0
19,639	Kainos Group PLC	243,697	0.1
149,917	Kingfisher PLC	608,000	0.1
24,100	Liontrust Asset Management PLC	98,440	0.0
383,078	LondonMetric Property PLC	958,385	0.2
15,400	Man Group PLC/Jersey	42,547	0.0
23,685	Marex Group PLC	718,840	0.2
183,230 (1)	Marston's PLC	110,365	0.0
8,059	McBride PLC	12,408	0.0
31,691	Mears Group PLC	147,795	0.0
150,805	Mitie Group PLC	326,489	0.1
11,320	Moneysupermarket.com Group PLC	28,869	0.0
5,425	Morgan Sindall Group PLC	331,397	0.1
45,557	Next Fifteen Communications Group PLC	247,475	0.1
14,527	Ninety One PLC	44,160	0.0
13,294	Norcros PLC	52,384	0.0
116,270	OSB Group PLC	824,117	0.2
9,508	Pagegroup PLC	29,512	0.0
77,708	Paragon Banking Group PLC	846,283	0.2
33,896	Polar Capital Holdings PLC	255,530	0.1
79,628	Rightmove PLC	699,169	0.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
28,298	RWS Holdings PLC	$28,811	0.0
2,842	Secure Trust Bank PLC	36,388	0.0
69,803	Severfield PLC	27,546	0.0
49,629	Softcat PLC	1,045,756	0.2
214,184	Speedy Hire PLC	77,518	0.0
73,239	St James's Place PLC	1,249,606	0.3
4,578	Tatton Asset Management PLC	44,745	0.0
43,954	TP ICAP Group PLC	151,596	0.0
208,027 (1)(2)	Trainline PLC	686,701	0.2
384,858	Tritax Big Box REIT PLC	759,731	0.2
23,768 (1)(2)	Trustpilot Group PLC	64,254	0.0
18,266	Weir Group PLC	711,056	0.2
43,682	Wickes Group PLC	127,108	0.0
67,284	XPS Pensions Group PLC	298,319	0.1
		40,072,027	9.2
	United States: 2.4%
52,600 (1)	Bausch Health Cos., Inc.	370,531	0.1
12,128	BRP, Inc.	760,772	0.2
29,040	Buzzi Unicem SpA	1,749,454	0.4
23,800 (1)	Carnival PLC, ADR	619,038	0.1
1,147	Civeo Corp.	23,835	0.0
58,262 (1)	Constellium SE	916,461	0.2
5,136	Dole PLC	65,433	0.0
13,193 (1)	Fiverr International Ltd.	298,690	0.1
38,091 (1)	IMAX Corp.	1,237,577	0.3
73,960 (1)	Kiniksa Pharmaceuticals International PLC	2,737,260	0.6
26,175 (1)	MDA Space Ltd.	510,977	0.1
19,387	Navigator Holdings Ltd.	318,722	0.1
107,591 (1)	Riskified Ltd. - Class A	508,905	0.1
16,050 (2)	Signify NV	384,195	0.1
		10,501,850	2.4
	Total Common Stock (Cost $344,771,410)	422,790,578	97.3

EXCHANGE-TRADED FUNDS: 1.6%
14,366	iShares MSCI EAFE Small-Cap ETF	1,094,833	0.3
94,437	Vanguard FTSE Developed Markets ETF	5,758,768	1.3
		6,853,601	1.6
	Total Exchange-Traded Funds (Cost $6,825,739)	6,853,601	1.6

PREFERRED STOCK: 0.2%
	Germany: 0.2%
555	Einhell Germany AG	52,634	0.0
12,522	Fuchs Petrolub SE	560,540	0.1
198	KSB SE & Co. KGaA	205,539	0.1

			Percentage
			of Net
Shares		Value	Assets
PREFERRED STOCK: (continued)
	Germany (continued)
182	STO SE & Co. KGaA	$25,020	0.0
		843,733	0.2
	Total Preferred Stock (Cost $730,334)	843,733	0.2
	Total Long-Term Investments (Cost $352,327,483)	430,487,912	99.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreements: 0.4%
829,000 (5)	Citadel Securities LLC, Repurchase Agreement dated 10/31/2025, 4.260%, due 11/03/2025 (Repurchase Amount $829,290, collateralized by various U.S. Government Securities, 0.000%-4.875%, Market Value plus accrued interest $845,880, due 11/04/25-08/15/55)	829,000	0.2
117,310 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 10/31/2025, 4.140%, due 11/03/2025 (Repurchase Amount $117,350, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $119,656, due 07/15/30-02/15/51)	117,310	0.0
1,000,000 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 10/31/2025, 4.300%, due 11/03/2025 (Repurchase Amount $1,000,353, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,019,107, due 04/15/28-02/15/54)	1,000,000	0.2
	Total Repurchase Agreements (Cost $1,946,310)	1,946,310	0.4

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.6%
2,402,631 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.980% (Cost $2,402,631)	$2,402,631	0.6
	Total Short-Term Investments (Cost $4,348,941)	$4,348,941	1.0
	Total Investments in Securities
	(Cost $356,676,424)	$434,836,853	100.1
	Liabilities in Excess of Other Assets	(309,596)	(0.1)
	Net Assets	$434,527,257	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Security, or a portion of the security, is on loan.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of October 31, 2025.

Percentage
Sector Diversification	of Net Assets
Industrials	23.1%
Financials	12.9
Information Technology	12.7
Consumer Discretionary	12.0
Materials	10.2
Health Care	6.6
Real Estate	6.2
Communication Services	4.7
Energy	4.0
Consumer Staples	2.8
Utilities	2.3
Exchange-Traded Funds	1.6
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	October 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$4,142,578	$21,906,281	$453,720	$26,502,579
Austria	—	1,530,687	—	1,530,687
Belgium	66,956	2,286,916	—	2,353,872
Brazil	540,133	35,010	—	575,143
Canada	39,753,798	—	—	39,753,798
China	3,206,894	4,062,660	—	7,269,554
Côte d'Ivoire	2,063,685	—	—	2,063,685
Denmark	1,018,494	10,748,533	—	11,767,027
Finland	1,566	5,575,497	—	5,577,063
France	588,073	25,790,159	—	26,378,232
Germany	199,428	25,583,390	—	25,782,818
Greece	705,327	64,045	—	769,372
Guatemala	1,159,566	—	—	1,159,566
Guernsey	608,062	—	—	608,062
Hong Kong	180,990	281,725	—	462,715
India	—	248,712	—	248,712
Indonesia	110,461	137,417	—	247,878
Ireland	824,735	154,517	—	979,252
Israel	2,708,165	519,773	—	3,227,938
Italy	1,437,799	16,827,009	—	18,264,808
Japan	1,264,457	90,370,637	—	91,635,094
Liechtenstein	199,237	—	—	199,237
Luxembourg	—	465,537	—	465,537
Macao	—	683,427	—	683,427
Malaysia	—	472,231	—	472,231
Malta	—	37,463	—	37,463
Mexico	57,376	—	—	57,376
Monaco	62,053	—	—	62,053
Netherlands	—	9,647,206	—	9,647,206
New Zealand	44,786	737,941	—	782,727
Nigeria	53,608	—	—	53,608
Norway	222,476	1,344,946	—	1,567,422
Peru	229,719	—	—	229,719
Philippines	115,486	36,570	—	152,056
Poland	52,202	911,314	—	963,516
Portugal	92,518	530,027	—	622,545
Qatar	87,989	—	—	87,989
Singapore	134,900	3,066,711	—	3,201,611
South Africa	1,291,599	287,447	—	1,579,046
South Korea	2,901,626	23,793,023	20,264	26,714,913
Spain	365,811	15,030,248	—	15,396,059
Sweden	535,466	9,167,501	—	9,702,967
Switzerland	1,592,655	23,493,270	—	25,085,925
Taiwan	266,991	4,316,993	—	4,583,984
Thailand	387,081	590,677	—	977,758
Turkey	466,680	—	—	466,680
United Arab Emirates	1,068,679	197,112	—	1,265,791
United Kingdom	12,282,168	27,789,859	—	40,072,027
United States	8,368,201	2,133,649	—	10,501,850
Total Common Stock	91,460,474	330,856,120	473,984	422,790,578
Exchange-Traded Funds	6,853,601	—	—	6,853,601
Preferred Stock	—	843,733	—	843,733

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	October 31, 2025
Short-Term Investments	$2,402,631	$1,946,310	$—	$4,348,941
Total Investments, at fair value	$100,716,706	$333,646,163	$473,984	$434,836,853
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(44)	$—	$(44)
Total Liabilities	$—	$(44)	$—	$(44)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At October 31, 2025, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Small Cap Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
JPY	43,572,986	USD	282,783	JPMorgan Chase Bank N.A.	11/05/25	$(44)
						$(44)

Currency Abbreviations:

JPY	—	Japanese Yen
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of October 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$44
Total Liability Derivatives		$44

The effect of derivative instruments on the Fund's Statement of Operations for the year ended October 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$27,602
Total	$27,602

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$(59)
Total	$(59)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at October 31, 2025:

JPMorgan
Chase Bank
N.A.
Liabilities:
Forward foreign currency contracts	$44
Total Liabilities	$44
Net OTC derivative instruments by counterparty, at fair value	$(44)
Total collateral pledged by the Fund/(Received from counterparty)	$—
Net Exposure(1)	$(44)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At October 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $359,475,252.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$90,722,577
Gross Unrealized Depreciation	(14,839,677)
Net Unrealized Appreciation	$75,882,900

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended October 31, 2025, were as follows:

Fund Name	Type	Per Share Amount
Voya Global Bond Fund
Class A	NII	$0.3262
Class C	NII	$0.2703
Class I	NII	$0.3428
Class R	NII	$0.3089
Class R6	NII	$0.3458
Class W	NII	$0.3386
Voya Global High Dividend Low Volatility Fund
Class A	NII	$1.0832
Class C	NII	$0.7790
Class I	NII	$1.1948
Class R6	NII	$1.2082
Class W	NII	$1.1949
Voya Multi-Manager International Small Cap Fund
Class A	NII	$1.3580
Class C	NII	$0.9711
Class I	NII	$1.5540
Class R6	NII	$1.5573
Class W	NII	$1.4926

NII - Net investment income

Of the ordinary distributions made during the year ended October 31, 2025, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Global High Dividend Low Volatility Fund 72.16%

For the year ended October 31, 2025, the following are percentages of ordinary income dividends paid by the Funds (including creditable foreign taxes paid) that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

Voya Global High Dividend Low Volatility Fund	100.00%
Voya Multi-Manager International Small Cap Fund	91.98%

The Funds designate the following amount as Section 199A dividends:

Voya Global High Dividend Low Volatility Fund	$ 341,807

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the year ended October 31, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Portion of Ordinary
	Creditable Foreign	Per Share	Income Derived from
	Taxes Paid	Amount	Foreign Sourced Income*
Voya Multi-Manager International Small Cap Fund	$1,016,906	$ 0.1836	80.22%

*None of the Funds listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

TAX INFORMATION (Unaudited) (Continued)

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

167703 (1025)

Annual Financial Statements and Other Information

October 31, 2025

Classes A, C, I, R, and W

■	Voya Multi-Manager Emerging Markets Equity Fund
■	Voya Multi-Manager International Equity Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Multi-Manager Emerging Markets Equity Fund and Voya Multi-Manager International Equity Fund and the Board of Trustees of Voya Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Multi-Manager Emerging Markets Equity Fund and Voya Multi-Manager International Equity Fund (collectively referred to as the “Funds”) (two of the funds constituting Voya Mutual Funds (the “Trust”)), including the portfolios of investments, as of October 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting Voya Mutual Funds) at October 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

December 19, 2025

1

STATEMENTS OF ASSETS AND LIABILITIES as of October 31, 2025

	Voya Multi- Manager Emerging Markets Equity Fund	Voya Multi- Manager International Equity Fund
ASSETS:
Investments in securities at fair value+*	$229,084,091	$560,811,123
Short-term investments at fair value†	3,637,292	11,854,763
Cash	34,358	2,570,449
Cash collateral for futures contracts	32,356	42,537
Foreign currencies at value‡	114,154	329,571
Receivables:
Investment securities sold	8,711	69,505
Fund shares sold	63,257	303,591
Dividends	261,292	869,835
Interest	–	9,818
Foreign tax reclaims	39,096	1,341,149
Prepaid expenses	38,689	4,176
Reimbursement due from Investment Adviser	1,991	23,549
Other assets	17,016	23,818
Total assets	233,332,303	578,253,884

LIABILITIES:
Payable for investment securities purchased	8,721	82,754
Payable for fund shares redeemed	128,521	403,252
Payable upon receipt of securities loaned	1,854,687	8,652,029
Unrealized depreciation on forward foreign currency contracts	–	22
Variation margin payable on futures contracts	2,363	3,850
Payable for investment management fees	224,046	411,564
Payable for distribution and shareholder service fees	3,935	–
Payable to trustees under the deferred compensation plan (Note 6)	17,016	23,818
Payable for trustee fees	522	1,357
Payable for foreign capital gains tax	1,069,743	191,615
Other accrued expenses and liabilities	227,867	139,591
Total liabilities	3,537,421	9,909,852
NET ASSETS	$229,794,882	$568,344,032

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$241,039,277	$452,594,910
Total distributable earnings (loss)	(11,244,395)	115,749,122
NET ASSETS	$229,794,882	$568,344,032

+ Including securities loaned at value	$1,768,042	$8,023,160
* Cost of investments in securities	$185,067,620	$501,331,057
† Cost of short-term investments	$3,637,292	$11,854,763
‡ Cost of foreign currencies	$114,603	$330,116

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of October 31, 2025 (continued)

	Voya Multi- Manager Emerging Markets Equity Fund	Voya Multi- Manager International Equity Fund
Class A
Net assets	$18,151,655	n/a
Shares authorized	unlimited	n/a
Par value	—	n/a
Shares outstanding	1,390,707	n/a
Net asset value and redemption price per share†	$13.05	n/a
Maximum offering price per share (5.75%)(1)	$13.85	n/a

Class C
Net assets	$168,206	n/a
Shares authorized	unlimited	n/a
Par value	—	n/a
Shares outstanding	12,973	n/a
Net asset value and redemption price per share†	$12.97	n/a

Class I
Net assets	$185,544,451	$568,344,032
Shares authorized	unlimited	unlimited
Par value	—	—
Shares outstanding	14,116,161	45,144,963
Net asset value and redemption price per share	$13.14	$12.59

Class R
Net assets	$95,368	n/a
Shares authorized	unlimited	n/a
Par value	—	n/a
Shares outstanding	7,293	n/a
Net asset value and redemption price per share	$13.08	n/a

Class W
Net assets	$25,835,202	n/a
Shares authorized	unlimited	n/a
Par value	—	n/a
Shares outstanding	1,972,730	n/a
Net asset value and redemption price per share	$13.10	n/a

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the year ended October 31, 2025

	Voya Multi-	Voya Multi-
	Manager	Manager
	Emerging Markets	International
	Equity Fund	Equity Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,312,413	$14,987,070
Interest	3,193	228,848
Securities lending income, net	31,133	29,186
Other	1,194	3,096
Total investment income	5,347,933	15,248,200

EXPENSES:
Investment management fees	2,091,733	4,613,787
Distribution and shareholder service fees:
Class A	38,854	—
Class C	1,609	—
Class R	400	—
Transfer agent fees:
Class A	32,679	—
Class C	337	—
Class I	24,095	52,081
Class R	168	—
Class W	52,621	—
Shareholder reporting expense	12,265	8,743
Registration fees	74,750	30,170
Professional fees	80,088	105,827
Custody and accounting expense	168,930	165,385
Information statement costs (Note 6)	—	14,500
Trustee fees	5,221	13,568
Licensing fee (Note 7)	10,755	—
Miscellaneous expense	32,834	59,312
Interest expense	7,639	1,456
Total expenses	2,634,978	5,064,829
Waived and reimbursed fees	(212,382)	(270,507)
Brokerage commission recapture	—	(30)
Net expenses	2,422,596	4,794,292
Net investment income	2,925,337	10,453,908

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	16,527,274	53,127,443
Forward foreign currency contracts	20,774	45,422
Foreign currency related transactions	(195,400)	(66,308)
Futures	173,269	56,710
Net realized gain	16,525,917	53,163,267
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	42,348,274	35,758,481
Forward foreign currency contracts	—	(151)
Foreign currency related transactions	19,868	117,624
Futures	59,254	103,868
Net change in unrealized appreciation (depreciation)	42,427,396	35,979,822
Net realized and unrealized gain	58,953,313	89,143,089
Increase in net assets resulting from operations	$61,878,650	$99,596,997

* Foreign taxes withheld	$634,422	$1,760,048
^ Foreign capital gains taxes withheld	$97,922	$58,015
# Change in foreign capital gains taxes accrued	$332,081	$91,012

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Multi- Manager Emerging Markets Equity Fund		Voya Multi- Manager International Equity Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
FROM OPERATIONS:
Net investment income	$2,925,337	$3,384,793	$10,453,908	$7,606,407
Net realized gain	16,525,917	5,073,888	53,163,267	19,141,080
Net change in unrealized appreciation (depreciation)	42,427,396	36,012,944	35,979,822	38,876,150
Increase in net assets resulting from operations	61,878,650	44,471,625	99,596,997	65,623,637

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(598,304)	(256,991)	—	—
Class C	(6,107)	(900)	—	—
Class I	(7,280,779)	(4,275,258)	(9,102,859)	(5,245,490)
Class R	(2,689)	(907)	—	—
Class W	(1,036,537)	(276,266)	—	—
Total distributions	(8,924,416)	(4,810,322)	(9,102,859)	(5,245,490)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	48,949,054	59,143,769	170,275,843	408,149,338
Reinvestment of distributions	8,900,093	4,799,025	9,102,859	5,245,490
	57,849,147	63,942,794	179,378,702	413,394,828
Cost of shares redeemed	(83,502,350)	(122,083,184)	(196,474,033)	(242,508,824)
Net increase (decrease) in net assets resulting from capital share transactions	(25,653,203)	(58,140,390)	(17,095,331)	170,886,004
Net increase (decrease) in net assets	27,301,031	(18,479,087)	73,398,807	231,264,151

NET ASSETS:
Beginning of year or period	202,493,851	220,972,938	494,945,225	263,681,074
End of year or period	$229,794,882	$202,493,851	$568,344,032	$494,945,225

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Multi-Manager Emerging Markets Equity Fund
Class A
10-31-25	10.11	0.11•	3.23	3.34	0.40	—	—	0.40	—	13.05	34.37	1.65	1.47	1.47	1.07	18,152	51
10-31-24	8.59	0.11•	1.57	1.68	0.16	—	—	0.16	—	10.11	19.76	1.75	1.50	1.50	1.14	15,491	37
10-31-23	8.00	0.14•	0.81	0.95	0.36	—	—	0.36	—	8.59	11.94	1.76	1.51	1.51	1.52	14,328	85
10-31-22	14.39	0.16•	(4.31)	(4.15)	0.24	2.00	—	2.24	—	8.00	(33.68)	1.69	1.50	1.50	1.60	14,138	53
10-31-21	13.00	0.05•	1.87	1.92	0.09	0.44	—	0.53	—	14.39	14.76	1.64	1.50	1.50	0.36	24,177	59
Class C
10-31-25	10.07	0.04•	3.21	3.25	0.35	—	—	0.35	—	12.97	33.41	2.40	2.22	2.22	0.35	168	51
10-31-24	8.54	0.03•	1.57	1.60	0.07	—	—	0.07	—	10.07	18.85	2.50	2.25	2.25	0.31	178	37
10-31-23	8.00	0.07•	0.83	0.90	0.36	—	—	0.36	—	8.54	11.23	2.51	2.26	2.26	0.80	108	85
10-31-22	14.26	0.09•	(4.33)	(4.24)	0.02	2.00	—	2.02	—	8.00	(34.24)	2.44	2.25	2.25	0.85	158	53
10-31-21	12.90	(0.05)•	1.85	1.80	—	0.44	—	0.44	—	14.26	13.94	2.39	2.25	2.25	(0.37)	487	59
Class I
10-31-25	10.19	0.15•	3.23	3.38	0.43	—	—	0.43	—	13.14	34.71	1.20	1.12	1.12	1.44	185,544	51
10-31-24	8.65	0.15•	1.58	1.73	0.19	—	—	0.19	—	10.19	20.30	1.25	1.15	1.15	1.49	161,705	37
10-31-23	8.03	0.17•	0.81	0.98	0.36	—	—	0.36	—	8.65	12.31	1.21	1.16	1.16	1.92	192,678	85
10-31-22	14.45	0.20•	(4.32)	(4.12)	0.30	2.00	—	2.30	—	8.03	(33.46)	1.20	1.15	1.15	1.94	148,389	53
10-31-21	13.04	0.12•	1.86	1.98	0.13	0.44	—	0.57	—	14.45	15.23	1.18	1.15	1.15	0.80	245,082	59
Class R
10-31-25	10.13	0.09•	3.24	3.33	0.38	—	—	0.38	—	13.08	34.12	1.90	1.72	1.72	0.81	95	51
10-31-24	8.61	0.09•	1.57	1.66	0.14	—	—	0.14	—	10.13	19.46	2.00	1.75	1.75	0.90	72	37
10-31-23	8.03	0.12•	0.82	0.94	0.36	—	—	0.36	—	8.61	11.74	2.01	1.76	1.76	1.29	55	85
10-31-22	14.44	0.13•	(4.33)	(4.20)	0.21	2.00	—	2.21	—	8.03	(33.89)	1.94	1.75	1.75	1.30	42	53
10-31-21	12.99	0.02•	1.87	1.89	—	0.44	—	0.44	—	14.44	14.55	1.89	1.75	1.75	0.15	51	59
Class W
10-31-25	10.15	0.14•	3.23	3.37	0.42	—	—	0.42	—	13.10	34.70	1.40	1.22	1.22	1.35	25,835	51
10-31-24	8.61	0.13•	1.59	1.72	0.18	—	—	0.18	—	10.15	20.19	1.50	1.25	1.25	1.35	25,049	37
10-31-23	8.00	0.14•	0.83	0.97	0.36	—	—	0.36	—	8.61	12.22	1.51	1.26	1.26	1.57	13,804	85
10-31-22	14.41	0.19•	(4.32)	(4.13)	0.28	2.00	—	2.28	—	8.00	(33.56)	1.44	1.25	1.25	1.84	37,408	53
10-31-21	13.00	0.10•	1.87	1.97	0.12	0.44	—	0.56	—	14.41	15.15	1.39	1.25	1.25	0.64	65,102	59
Voya Multi-Manager International Equity Fund Class I
10-31-25	10.66	0.22•	1.90	2.12	0.19	—	—	0.19	—	12.59	20.19	0.93	0.88	0.88	1.93	568,344	96
10-31-24	8.87	0.18•	1.79	1.97	0.18	—	—	0.18	—	10.66	22.42	0.93	0.89	0.89	1.76	494,945	85
10-31-23	8.04	0.14•	0.80	0.94	0.11	—	—	0.11	—	8.87	11.65	0.94	0.90	0.90	1.45	263,681	49
10-31-22	14.24	0.12•	(3.69)	(3.57)	0.20	2.43	—	2.63	—	8.04	(30.30)	0.94	0.93	0.93	1.16	301,161	63
10-31-21	11.35	0.12•	3.31	3.43	0.12	0.42	—	0.54	—	14.24	30.69	0.96	0.96	0.96	0.87	554,017	49

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025

 NOTE 1 — ORGANIZATION

Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are six separate active investment series, two of which are included in this report (each, a “Fund” and collectively, the “Funds”): Voya Multi-Manager Emerging Markets Equity Fund (“Multi-Manager Emerging Markets Equity”) and Voya Multi-Manager International Equity Fund (“Multi-Manager International Equity”). Each Fund is a diversified series of the Trust.

Each Fund offers at least one or more of the following classes of shares: Class A, Class C, Class I, Class R, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees, and transfer agent fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as one of the multiple sub-advisers to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s

8

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

9

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors. In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase

10

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Funds have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and/or a percentage decrease in a Fund’s NAV, which could cause a Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.

Multi-Manager International Equity had a liability position of $22 on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of October 31, 2025, Multi-Manager International Equity could have been required to pay this amount in cash to its counterparties. At October 31, 2025, Multi-Manager International Equity did not pledge any cash collateral.

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar, generally in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or may use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Multi-Manager Emerging Markets Equity and Multi-Manager International Equity used forward foreign currency contracts primarily to protect their non-U.S. dollar

11

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

denominated holdings from adverse currency movements. During the year ended October 31, 2025, the Funds had an average contract amount on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Multi-Manager Emerging Markets Equity	$—	$491,238
Multi-Manager International Equity	1,077,653	1,043,422

Please refer to the tables within the Portfolio of Investments for Multi-Manager International Equity for open forward foreign currency contracts at October 31, 2025. There were no open forward foreign currency contracts for Multi-Manager Emerging Markets Equity at October 31, 2025.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended October 31, 2025, Multi-Manager Emerging Markets Equity and Multi-Manager International Equity had purchased futures contracts on equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended October 31, 2025, Multi-Manager Emerging Markets Equity and Multi-Manager International Equity had an average notional value on futures contracts purchased as disclosed below.

Purchased
Multi-Manager Emerging Markets Equity	$1,066,831
Multi-Manager International Equity	2,932,907

Please refer to the tables within the Portfolios of Investments for Multi-Manager Emerging Markets Equity and Multi-Manager International Equity for open futures contracts at October 31, 2025.

F. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund declares and pays dividends and capital gain distributions, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

12

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 331∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended October 31, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Multi-Manager Emerging Markets Equity	$105,562,617	$136,084,188
Multi-Manager International Equity	511,334,755	520,949,026

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi- Manager Emerging Markets Equity and Multi-Manager International Equity, may, from time to time, directly manage a portion of each Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.

Fund	As a Percentage of Average Daily Net Assets
Multi-Manager Emerging Markets Equity	Direct Investments 1.10%;
Passively Managed Assets 0.70%
Multi-Manager International Equity	0.85%

The Investment Adviser is contractually obligated to waive 0.020% of the management fee for Multi-Manager

13

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Emerging Markets Equity. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for the various Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, policies, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):

Fund	Sub-Adviser
Multi-Manager Emerging Markets Equity	Delaware Investments Fund Advisers, Sustainable Growth Advisers, LP and Voya IM*
Multi-Manager International Equity	Acadian Asset Management, LLC,
Lazard Asset Management, LLC,
Wellington Management Company
LLP and Voya IM*

Effective February 28, 2025, Acadian Asset Management, LLC was added as an additional sub-adviser and Polaris Capital Management, LLC was removed as a sub-adviser for Multi-Manager International Equity.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of a Fund pays the Distributor a Distribution and/ or Service Fee based on average daily net assets at the following annual rates:

	Class A	Class C	Class R
Multi-Manager Emerging Markets Equity	0.25%	1.00%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the year ended October 31, 2025, the Distributor retained the following amounts in sales charges from the following Funds:

	Class A	Class C
Initial Sales Charges:
Multi-Manager Emerging Markets Equity	$402	$—

Contingent Deferred Sales Charges:
Multi-Manager Emerging Markets Equity	$—	$6

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At October 31, 2025, the following direct or indirect, affiliated investment companies owned more than 5% of the following Funds:

Affiliated Investment Company	Fund	Percentage
Voya Solution 2035 Portfolio	Multi-Manager Emerging Markets Equity	8.80%
	Multi-Manager International Equity	13.79
Voya Solution 2045 Portfolio	Multi-Manager Emerging Markets Equity	11.85
	Multi-Manager International Equity	13.60
Voya Solution 2055 Portfolio	Multi-Manager Emerging Markets Equity	5.49

The Investment Adviser may request that the Funds’ sub-advisers use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture on the Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of

14

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

“Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended October 31, 2025, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Multi-Manager Emerging Markets Equity	$404

During the year ended October 31, 2025, Multi-Manager International Equity incurred $14,500 of Information statement costs associated with a sub-adviser change. The Investment Adviser reimbursed Multi-Manager International Equity for these costs.

NOTE 7 — LICENSING FEE

Multi-Manager Emerging Markets Equity pays an annual licensing fee to FTSE International Limited in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class
Fund	A	C	I	R	W
Multi-Manager Emerging Markets Equity	1.60%	2.35%	1.35%	1.85%	1.35%
Multi-Manager International Equity	N/A	N/A	0.88%	N/A	N/A

Effective January 1, 2025, pursuant to a side letter agreement, through March 1, 2026, the Investment Adviser has further lowered the expense limits for Multi-Manager Emerging Markets Equity to the levels listed in the table below. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side letter agreement will continue. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

	Class	Class	Class	Class	Class
Fund	A	C	I	R	W
Multi-Manager Emerging Markets Equity	1.48%	2.23%	1.13%	1.73%	1.23%

Prior to January 1, 2025, the side letter agreement was 1.50%, 2.25%, 1.15%, 1.75%, and 1.25% for Class A, Class C, Class I, Class R and Class W, respectively. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above, and with the exception of the non-recoupable management fee waiver for Multi-Manager Emerging Markets Equity, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities. As of October 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:

	October 31,
	2026	2027	2028	Total
Multi-Manager International Equity	$—	$117,041	$270,507	$387,548

The Expense Limitation Agreement is contractual through March 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2025, the Funds, in addition to certain other funds managed by the Investment Adviser, entered

15

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 9 — LINE OF CREDIT (continued)

into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line about through June 9, 2025.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Funds utilized the line of credit during the year ended October 31, 2025:

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Fund	Utilized	Utilized	Utilized
Multi-Manager Emerging Markets Equity	25	$2,071,640	5.31%
Multi-Manager International Equity	12	822,333	5.31

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Multi-Manager Emerging Markets Equity
Class A
10/31/2025	54,376	—	59,201	(254,525)	—	(140,948)	579,584	—	574,252	(2,698,374)	—	(1,544,538)
10/31/2024	49,788	—	27,113	(213,828)	—	(136,927)	489,572	—	245,912	(2,103,016)	—	(1,367,532)
Class C
10/31/2025	1,193	—	629	(6,509)	—	(4,687)	13,143	—	6,107	(67,225)	—	(47,975)
10/31/2024	8,547	—	99	(3,645)	—	5,001	89,314	—	900	(36,970)	—	53,244
Class I
10/31/2025	4,294,996	—	747,494	(6,802,785)	—	(1,760,295)	45,887,015	—	7,280,592	(71,394,276)	—	(18,226,669)
10/31/2024	4,586,049	—	469,788	(11,460,297)	—	(6,404,460)	44,341,830	—	4,275,075	(113,121,444)	—	(64,504,539)
Class R
10/31/2025	669	—	276	(725)	—	220	7,033	—	2,689	(9,115)	—	607
10/31/2024	1,397	—	100	(813)	—	684	13,728	—	907	(7,580)	—	7,055
Class W
10/31/2025	248,668	—	106,741	(850,622)	—	(495,213)	2,462,279	—	1,036,453	(9,333,360)	—	(5,834,628)
10/31/2024	1,515,108	—	30,422	(680,498)	—	865,032	14,209,325	—	276,231	(6,814,174)	—	7,671,382
Multi-Manager International Equity
Class I
10/31/2025	15,127,223	—	864,469	(17,266,437)	—	(1,274,745)	170,275,843	—	9,102,859	(196,474,033)	—	(17,095,331)
10/31/2024	38,745,319	—	549,266	(22,611,322)	—	16,683,263	408,149,338	—	5,245,490	(242,508,824)	—	170,886,004

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market

16

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 11 — SECURITIES LENDING (continued)

funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of October 31, 2025:

Multi-Manager Emerging Markets Equity

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Capital Inc.	$138,135	$(138,135)	$—
BNP Paribas Prime Brokerage Int'l Ltd.	10,029	(10,029)	—
BofA Securities Inc	485,456	(485,456)	—
Merrill Lynch International	365,857	(365,857)	—
Morgan Stanley & Co. LLC	728,390	(728,390)	—
TD Securities (USA) Inc.	40,175	(40,175)	—
Total	$1,768,042	$(1,768,042)	$—

(1)	Cash collateral with a fair value of $1,854,687 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager International Equity

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Capital Securities Ltd.	$112,365	$(112,365)	$—
BMO Capital Markets Corp	316,200	(316,200)	—
BNP Paribas Prime Brokerage Int'l Ltd.	373,747	(373,747)	—
BofA Securities Inc	39,824	(39,824)	—
Citigroup Global Markets Inc.	3,680,258	(3,680,258)	—
Goldman, Sachs & Co. LLC	1,269,474	(1,269,474)	—
HSBC Bank PLC	316,114	(316,114)	—
J.P. Morgan Securities Plc.	324,820	(324,820)	—
Merrill Lynch International	36,281	(36,281)	—
Morgan Stanley & Co. LLC	802,256	(802,256)	—
National Financial Services LLC	386,747	(386,747)	—
Nomura Securities International, Inc.	347,379	(347,379)	—
UBS AG	17,695	(17,695)	—
Total	$8,023,160	$(8,023,160)	$—

(1)	Cash collateral with a fair value of $8,652,029 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

17

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended	Year Ended
	October 31,	October 31,
	2025	2024
	Ordinary	Ordinary
	Income	Income
Multi-Manager Emerging Markets Equity	$8,924,416	$4,810,322
Multi-Manager International Equity	9,102,859	5,245,490

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of October 31, 2025, were:

	Undistributed	Undistributed	Unrealized				Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Multi-Manager Emerging Markets Equity	$13,088,655	$—	$27,438,061	$(13,291,265)	Short-term	$(873,281)	$(11,244,395)
				(37,606,565)	Long-term
				$(50,897,830)

Multi-Manager International Equity	30,017,191	33,148,180	53,281,276	—	—	(697,525)	115,749,122

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of October 31, 2025, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts

18

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENT

In December 2023, FASB issued Accounting Standards Update 2023-09 Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the Funds' financial statements.

19

NOTES TO FINANCIAL STATEMENTS as of October 31, 2025 (continued)

NOTE 16 — SUBSEQUENT EVENTS

Effective December 1, 2025: (i) Nomura Holding America Inc. acquired Macquarie Asset Management's U.S. and European public investment business, including Delaware Investments Fund Advisers, a sub-adviser to Multi-Manager Emerging Markets Equity and (ii) Multi-Manager Emerging Markets Equity entered into a new sub-advisory agreement with Nomura Investments Fund Advisers, on the same terms, compensation structure and with the same portfolio management teams as was in place under Multi-Manager Emerging Markets Equity's previous sub-advisory agreement with Delaware Investments Fund Advisers.

Dividends: Subsequent to October 31, 2025, the following Funds paid dividends and distributions per share of:

	Net Investment	Short-term	Long-term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date
Multi-Manager Emerging Markets Equity
Class A	$0.7316	$—	$—	December 12, 2025	December 11, 2025
Class C	$0.6319	$—	$—	December 12, 2025	December 11, 2025
Class I	$0.7713	$—	$—	December 12, 2025	December 11, 2025
Class R	$0.7036	$—	$—	December 12, 2025	December 11, 2025
Class W	$0.7575	$—	$—	December 12, 2025	December 11, 2025
Multi-Manager International Equity
Class I	$0.3034	$0.3900	$0.7555	December 12, 2025	December 11, 2025

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

20

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 95.1%
	Argentina: 0.2%
9,458	Cresud SACIF y A, ADR	$116,995	0.1
16,299	IRSA Inversiones y Representaciones SA, ADR	252,635	0.1
		369,630	0.2
	Brazil: 6.8%
56,710	Ambev SA	134,398	0.1
213,200	Ambev SA, ADR	492,492	0.2
119,886	B3 SA - Brasil Bolsa Balcao	282,559	0.1
185,919	Banco Bradesco SA, ADR	628,406	0.3
33,866	Banco Santander Brasil SA, ADR	196,084	0.1
35,182	BB Seguridade Participacoes SA	215,802	0.1
23,283	Centrais Eletricas Brasileiras SA	240,709	0.1
17,274	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	424,565	0.2
33,580	Cia de Saneamento do Parana	214,652	0.1
8,553	Embraer SA	138,439	0.1
18,438	Energisa S/A	177,219	0.1
23,083	Equatorial Energia SA	156,906	0.1
88,951	Itau Unibanco Holding SA, ADR	654,679	0.3
39,888	Klabin SA	133,233	0.0
40,828	MBRF Global Foods Co. SA, ADR	132,283	0.0
1,292 (1)	MercadoLibre, Inc.	3,006,820	1.3
102,034	Petroleo Brasileiro SA - Foreign, ADR	1,187,676	0.5
15,566	Porto Seguro SA	138,880	0.1
15,453	Rumo SA	45,957	0.0
84,982	Sendas Distribuidora S/A	136,004	0.1
49,692 (1)(2)	Sitios Latinoamerica SAB de CV	12,491	0.0
31,627	Telefonica Brasil SA	189,646	0.1
24,241	Telefonica Brasil SA, ADR	289,195	0.1
120,762	TIM SA/Brazil	544,556	0.2
305,917	Totvs SA	2,530,947	1.1
18,463	Transmissora Alianca de Energia Eletrica SA	130,787	0.0
15,414	Vale SA, ADR	186,355	0.1
45,205	Vale SA - Foreign	546,246	0.2
46,802	Vibra Energia SA	207,218	0.1
122,757	XP, Inc. - Class A	2,236,633	1.0
		15,611,837	6.8
	Chile: 0.6%
721,247	Banco de Chile	126,573	0.0
85,894	Cencosud SA	266,371	0.1
21,430	Empresas Copec SA	153,219	0.1
1,662,783	Enel Americas SA	157,008	0.1
1,703,016	Enel Chile SA	130,091	0.1
24,545	Falabella SA	154,033	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Chile (continued)
6,589 (1)	Sociedad Quimica y Minera de Chile SA, ADR	$322,795	0.1
		1,310,090	0.6
	China: 16.2%
207,400	Alibaba Group Holding Ltd.	4,413,213	1.9
19,192	Alibaba Group Holding Ltd., ADR	3,270,893	1.4
150,000	Aluminum Corp. of China Ltd. - Class H	190,728	0.1
37,000	Anhui Conch Cement Co. Ltd. - Class H	110,314	0.0
3,910 (1)	Baidu, Inc., ADR	472,602	0.2
54,500	Beijing Enterprises Holdings Ltd.	239,139	0.1
258,000 (2)	Brilliance China Automotive Holdings Ltd.	126,945	0.1
14,600	BYD Co. Ltd. - Class H	188,632	0.1
724,000 (3)	CGN Power Co. Ltd. - Class H	286,843	0.1
198,000	China Communications Services Corp. Ltd. - Class H	118,664	0.0
182,000	China Construction Bank Corp. - Class H	180,188	0.1
213,000	China Everbright Environment Group Ltd.	131,792	0.1
139,800	China Gas Holdings Ltd.	143,791	0.1
59,500	China Hongqiao Group Ltd.	225,909	0.1
179,000	China Life Insurance Co. Ltd. - Class H	564,475	0.2
68,000	China Merchants Port Holdings Co. Ltd.	131,615	0.1
249,000 (3)	China Railway Signal & Communication Corp. Ltd. - Class H	109,254	0.0
28,500	China Resources Land Ltd.	102,969	0.0
127,000 (3)	China Tower Corp. Ltd. - Class H	183,470	0.1
94,000	CITIC Ltd.	145,289	0.1
106,000 (2)	COSCO Shipping Holdings Co. Ltd. - Class H	183,829	0.1
244,000	CSPC Pharmaceutical Group Ltd.	240,338	0.1
11,689 (1)	DiDi Global, Inc., ADR	75,277	0.0
39,200	ENN Energy Holdings Ltd.	341,560	0.1
143,000	Geely Automobile Holdings Ltd.	339,240	0.1
178,000	Guangdong Investment Ltd.	169,097	0.1
341,787	H World Group Ltd.	1,325,326	0.6
53,400	Haier Smart Home Co. Ltd. - Class H	173,651	0.1
85,800	Inner Mongolia Yitai Coal Co. Ltd. - Class B	167,347	0.1
17,645 (1)	iQIYI, Inc., ADR	40,760	0.0

See Accompanying Notes to Financial Statements

21

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
40,911	JD.com, Inc. - Class A	$675,440	0.3
128,000	Jiangsu Expressway Co. Ltd. - Class H	155,829	0.1
54,000	Kingboard Holdings Ltd.	193,473	0.1
478,000	Kunlun Energy Co. Ltd.	439,371	0.2
88,600 (1)(3)	Legend Holdings Corp. - Class H	114,520	0.0
51,000	Li Ning Co. Ltd.	110,885	0.0
50,680 (1)(3)	Meituan - Class B	667,088	0.3
39,800	Midea Group Co. Ltd. - Class H	430,210	0.2
8,300	NetEase, Inc.	232,904	0.1
5,778 (1)	New Oriental Education & Technology Group, Inc., ADR	344,195	0.1
10,537 (1)	PDD Holdings, Inc., ADR	1,421,125	0.6
848,000	People's Insurance Co. Group of China Ltd. - Class H	761,597	0.3
1,312,000	PetroChina Co. Ltd. - Class H	1,356,239	0.6
148,000	PICC Property & Casualty Co. Ltd. - Class H	349,654	0.1
136,000 (3)	Qingdao Port International Co. Ltd. - Class H	124,324	0.1
36,500 (3)	Shandong Gold Mining Co. Ltd. - Class H	153,012	0.1
119,422	Shenzhen International Holdings Ltd.	123,791	0.1
167,000	Sino Biopharmaceutical Ltd.	152,126	0.1
216,000	Sinotrans Ltd. - Class H	146,818	0.1
8,843 (1)	Sohu.com Ltd., ADR	131,761	0.1
95,569	Tencent Holdings Ltd.	7,762,856	3.4
84,764	Tencent Music Entertainment Group, ADR	1,891,933	0.8
178,000	Tingyi Cayman Islands Holding Corp.	244,221	0.1
2,150	Trip.com Group Ltd.	151,299	0.1
6,433	Trip.com Group Ltd., ADR	454,491	0.2
318,600 (2)	Uni-President China Holdings Ltd.	344,818	0.1
239,000	Want Want China Holdings Ltd.	154,448	0.1
7,375	Weibo Corp., ADR	80,240	0.0
10,440	Weibo Corp. - Class A	114,154	0.0
90,000	Weichai Power Co. Ltd. - Class H	185,967	0.1
31,800 (1)(3)	Xiaomi Corp. - Class B	176,424	0.1
156,700	Yangzijiang Shipbuilding Holdings Ltd.	423,209	0.2
64,028	Yum China Holdings, Inc.	2,757,360	1.2
		37,218,932	16.2
	Colombia: 0.1%
21,200	Interconexion Electrica SA ESP	137,496	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Czechia: 0.1%
4,095	CEZ AS	$250,815	0.1

	Egypt: 0.1%
143,832	Commercial International Bank Egypt SAE	321,179	0.1

	Greece: 0.9%
10,033	Athens International Airport SA	115,876	0.0
37,867	Eurobank Ergasias Services and Holdings SA	142,440	0.1
10,315	GEK Terna Holding Real Estate Construction SA	275,305	0.1
10,210	Hellenic Telecommunications Organization SA	191,731	0.1
15,606	Helleniq Energy Holdings SA	137,263	0.1
10,853	Jumbo SA	344,516	0.1
8,299	Motor Oil Hellas Corinth Refineries SA	248,700	0.1
11,665	National Bank of Greece SA	171,457	0.1
15,571	OPAP SA	322,164	0.1
11,867	Public Power Corp. SA	206,095	0.1
		2,155,547	0.9
	Hong Kong: 1.4%
332,341	AIA Group Ltd.	3,233,923	1.4

	Hungary: 0.7%
59,442	Magyar Telekom Telecommunications PLC	311,545	0.1
58,036	MOL Hungarian Oil & Gas PLC	510,532	0.2
4,321	OTP Bank Nyrt	412,463	0.2
10,314	Richter Gedeon Nyrt	317,713	0.2
		1,552,253	0.7
	India: 11.7%
17,588	Aurobindo Pharma Ltd.	225,616	0.1
44,362	Bharat Electronics Ltd.	212,726	0.1
33,461	Bharat Petroleum Corp. Ltd.	134,236	0.1
8,121	Cipla Ltd./India	137,325	0.1
34,070	Coal India Ltd.	149,040	0.1
202,088	Coforge Ltd.	2,373,445	1.0
5,465	Coromandel International Ltd.	130,682	0.0
1,553	Divi's Laboratories Ltd.	117,902	0.0
11,926	Dr Reddy's Laboratories Ltd.	160,468	0.1
2,202	Eicher Motors Ltd.	173,655	0.1
13,409	Fortis Healthcare Ltd.	154,436	0.1
60,859	GAIL India Ltd.	125,206	0.0
35,946	HCL Technologies Ltd.	623,704	0.3
2,498 (3)	HDFC Asset Management Co. Ltd.	151,310	0.1
147,768	HDFC Bank Ltd.	1,643,010	0.7
126,132	HDFC Bank Ltd., ADR	4,568,501	2.0
1,796	Hero MotoCorp Ltd.	112,107	0.0
26,550	Hindalco Industries Ltd.	253,229	0.1
15,995	Hindustan Unilever Ltd.	444,217	0.2

See Accompanying Notes to Financial Statements

22

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
33,750 (1)	Indus Towers Ltd.	$138,305	0.1
52,208	Infosys Ltd.	869,895	0.4
186,870	Infosys Ltd. - Foreign, ADR	3,096,436	1.3
13,805 (1)	MakeMyTrip Ltd.	1,104,400	0.5
628	Maruti Suzuki India Ltd.	114,369	0.0
3,613	Mphasis Ltd.	112,303	0.0
50,950	National Aluminium Co. Ltd.	134,153	0.0
2,133	Persistent Systems Ltd.	141,947	0.1
315,722	Reliance Industries Ltd.	5,282,928	2.3
32,394	Reliance Strategic Investments Ltd.	111,961	0.0
73,544	Tata Consultancy Services Ltd.	2,531,143	1.1
38,336	Tata Consumer Products Ltd.	502,914	0.2
73,084	Tata Steel Ltd.	150,408	0.1
15,437	Tech Mahindra Ltd.	247,436	0.1
19,633	UPL Ltd.	159,228	0.1
24,396	Vedanta Ltd.	135,435	0.1
53,165	Wipro Ltd.	143,981	0.1
		26,868,057	11.7
	Indonesia: 1.8%
1,850,000	Astra International Tbk PT	684,062	0.3
5,018,063	Bank Central Asia Tbk PT	2,569,208	1.1
1,207,800	Perusahaan Gas Negara Tbk PT	126,283	0.1
1,584,700	Telkom Indonesia Persero Tbk PT	306,536	0.1
1,918,900	Unilever Indonesia Tbk PT	297,540	0.1
109,700	United Tractors Tbk PT	177,372	0.1
		4,161,001	1.8
	Japan: 1.4%
8,676	Fast Retailing Co. Ltd.	3,185,133	1.4

	Kuwait: 0.1%
109,079	Mobile Telecommunications Co. KSCP	188,512	0.1
41,939	National Bank of Kuwait SAKP	143,630	0.0
		332,142	0.1
	Lu Luxembourg: 0.2%
11,322	Reinet Investments SCA	362,102	0.2

	Malaysia: 0.9%
299,700	Axiata Group Bhd	179,719	0.1
153,000	Gamuda Bhd	183,755	0.1
41,500	Petronas Dagangan Bhd	224,702	0.1
37,800	Petronas Gas Bhd	166,977	0.1
82,200	Press Metal Aluminium Holdings Bhd	124,168	0.0
673,800	Public Bank Bhd	678,326	0.3
77,900	Telekom Malaysia Bhd	135,760	0.1
102,500	Tenaga Nasional Bhd	324,746	0.1
83,387	UEM Sunrise Bhd	12,724	0.0
		2,030,877	0.9

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Mex Mexico: 4.8%
39,453	America Movil SAB de CV - Foreign, ADR	$898,345	0.4
18,067	Arca Continental SAB de CV	174,830	0.1
222,267	Cemex SAB de CV	225,396	0.1
56,344	Cemex SAB de CV - Foreign, ADR	571,892	0.2
20,599	Coca-Cola Femsa SAB de CV	176,902	0.1
6,245	Coca-Cola Femsa SAB de CV - Foreign, ADR	536,758	0.2
23,270	Fomento Economico Mexicano SAB de CV	219,229	0.1
22,593	Fomento Economico Mexicano SAB de CV - Foreign, ADR	2,131,875	0.9
62,241	Gentera SAB de CV	147,642	0.0
16,204	Grupo Aeroportuario del Centro Norte SAB de CV	199,697	0.1
10,708	Grupo Aeroportuario del Pacifico SAB de CV - Class B	222,396	0.1
7,041	Grupo Aeroportuario del Sureste SAB de CV - Class B	213,043	0.1
91,199	Grupo Financiero Banorte SAB de CV - Class O	856,152	0.4
25,219	Grupo Mexico SAB de CV	217,610	0.1
73,074	Grupo Televisa SAB, ADR	192,915	0.1
113,889	Kimberly-Clark de Mexico SAB de CV - Class A	220,747	0.1
81,655	Megacable Holdings SAB de CV	233,689	0.1
25,687 (1)	Ollamani SAB	85,377	0.0
103,753	Prologis Property Mexico SA de CV	415,883	0.2
15,566	Promotora y Operadora de Infraestructura SAB de CV	201,092	0.1
888,068	Wal-Mart de Mexico SAB de CV	2,939,752	1.3
		11,081,222	4.8
	Peru: 0.6%
24,852	Cia de Minas Buenaventura SAA, ADR	565,880	0.3
2,710	Credicorp Ltd.	707,310	0.3
		1,273,190	0.6
	Philippines: 0.2%
23,580	International Container Terminal Services, Inc.	212,677	0.1
18,230	Manila Electric Co.	181,216	0.1
		393,893	0.2
	Qatar: 0.5%
40,618	Industries Qatar QSC	141,678	0.1
57,317	Ooredoo QPSC	213,305	0.1
28,560	Qatar Electricity & Water Co. QSC	120,484	0.0
62,481	Qatar Fuel QSC	257,406	0.1

See Accompanying Notes to Financial Statements

23

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Qatar (continued)
19,817	Qatar Islamic Bank SAQ	$133,600	0.1
72,476	Qatar Navigation QSC	221,354	0.1
196,879	Vodafone Qatar QSC	130,045	0.0
		1,217,872	0.5
	Romania: 0.3%
33,041	Banca Transilvania SA	209,359	0.1
25,739	NEPI Rockcastle NV	208,436	0.1
1,146,588	OMV Petrom SA	244,987	0.1
4,054	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	111,187	0.0
		773,969	0.3
	Russia: —%
164,710 (4)	Alrosa PJSC	—	—
342,800 (4)	Fix Price Group PLC, GDR	—	—
1,037,141 (1)(4)	Gazprom PJSC	—	—
25,468 (1)(4)	Lukoil PJSC	—	—
14,210 (1)(4)	Magnit PJSC	—	—
271,070 (4)	Magnitogorsk Iron & Steel Works PJSC	—	—
117,900 (1)(4)	MMC Norilsk Nickel PJSC	—	—
91,474 (1)(4)	Mobile TeleSystems PJSC	—	—
83,570 (1)(4)	Novolipetsk Steel PJSC	—	—
4,078 (4)	PhosAgro PJSC	—	—
453,015 (1)(4)	Rosneft Oil Co. PJSC	—	—
1,076,340 (1)(4)	Sberbank of Russia PJSC	—	—
16,184 (4)	Severstal PAO	—	—
34,543 (4)	Tatneft PJSC	—	—
		—	—
	Saudi Arabia: 0.5%
16,449	Etihad Etisalat Co.	296,764	0.1
40,548	Jarir Marketing Co.	153,571	0.0
5,546	SABIC Agri-Nutrients Co.	181,077	0.1
59,561 (3)	Saudi Arabian Oil Co.	411,536	0.2
15,408	Saudi Telecom Co.	185,614	0.1
		1,228,562	0.5
	Singapore: 2.1%
556,868 (1)	Grab Holdings Ltd. - Class A	3,346,777	1.5
8,174 (1)	Sea Ltd., ADR	1,277,187	0.5
364,200	Yangzijiang Financial Holding Ltd.	295,987	0.1
		4,919,951	2.1
	South Africa: 2.6%
2,417	Anglo American Platinum Ltd.	149,490	0.1
6,949	Bid Corp. Ltd.	171,902	0.1
7,240	Capitec Bank Holdings Ltd.	1,601,832	0.7
6,754	Clicks Group Ltd.	142,408	0.1
23,661	Exxaro Resources Ltd.	241,352	0.1
4,608	Gold Fields Ltd.	177,666	0.1
7,977	Harmony Gold Mining Co. Ltd.	132,726	0.0
14,545	MTN Group Ltd.	145,312	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Africa (continued)
2,484	Naspers Ltd. - Class N	$174,466	0.1
43,546	OUTsurance Group Ltd.	183,352	0.1
79,497 (3)	Pepkor Holdings Ltd.	121,211	0.0
411,456	Sanlam Ltd.	2,158,913	0.9
17,701	Tiger Brands Ltd.	335,285	0.1
23,521	Vodacom Group Ltd.	190,409	0.1
		5,926,324	2.6
	South Korea: 22.3%
9,471	Cheil Worldwide, Inc.	135,158	0.1
1,971	DB Insurance Co. Ltd.	175,190	0.1
3,780	Hana Financial Group, Inc.	226,454	0.1
4,741	HD Hyundai Co. Ltd.	680,965	0.3
1,659	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	551,419	0.2
5,699	Hyundai Engineering & Construction Co. Ltd.	280,007	0.1
3,144	Hyundai Glovis Co. Ltd.	415,524	0.2
2,523	Hyundai Mobis Co. Ltd.	557,930	0.2
5,610	Hyundai Steel Co.	129,608	0.0
2,791	Kakao Corp.	127,199	0.0
9,325	Kangwon Land, Inc.	110,400	0.0
2,247	KB Financial Group, Inc.	183,431	0.1
2,945	KEPCO Plant Service & Engineering Co. Ltd.	104,461	0.0
5,192	Kia Corp.	435,498	0.2
16,827	Korea Electric Power Corp.	503,700	0.2
2,795	KT&G Corp.	263,043	0.1
3,208	LG CNS Co. Ltd.	149,016	0.1
16,508 (1)	LG Display Co. Ltd.	168,772	0.1
43,807	LG Uplus Corp.	468,587	0.2
222	Lotte Wellfood Co. Ltd.	17,745	0.0
20,263	NAVER Corp.	3,797,614	1.6
694	POSCO Holdings, Inc.	150,941	0.1
2,689	S-1 Corp.	141,401	0.1
22,853	Samsung C&T Corp.	3,616,515	1.6
3,787	Samsung Electro- Mechanics Co. Ltd.	649,170	0.3
100,251	Samsung Electronics Co. Ltd.	7,546,516	3.3
12,519	Samsung Engineering Co. Ltd.	227,599	0.1
602	Samsung Fire & Marine Insurance Co. Ltd.	186,322	0.1
8,610 (1)	Samsung Heavy Industries Co. Ltd.	178,576	0.1
7,933	Samsung Life Insurance Co. Ltd.	857,314	0.4
2,048	Samsung SDS Co. Ltd.	262,688	0.1
2,312	Samsung Securities Co. Ltd.	125,129	0.0
12,240	Shinhan Financial Group Co. Ltd.	628,677	0.3
39,366	SK Hynix, Inc.	15,317,055	6.7
60,899 (1)	SK Square Co. Ltd.	11,054,127	4.8
11,197	SK Telecom Co. Ltd.	409,943	0.2
1,078	SK, Inc.	187,198	0.1

See Accompanying Notes to Financial Statements

24

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
15,706	Woori Financial Group, Inc.	$279,594	0.1
		51,300,486	22.3
	Taiwan: 12.8%
4,000	Accton Technology Corp.	139,107	0.1
9,471	Advantech Co. Ltd.	96,201	0.0
34,000	ASE Technology Holding Co. Ltd.	272,026	0.1
18,000	Asustek Computer, Inc.	406,647	0.2
18,000	Catcher Technology Co. Ltd.	116,068	0.0
33,000	Chicony Electronics Co. Ltd.	139,166	0.1
36,000	Chunghwa Telecom Co. Ltd.	153,394	0.1
100,000	CTBC Financial Holding Co. Ltd.	135,808	0.1
38,000	Delta Electronics, Inc.	1,222,227	0.5
5,000	Elite Material Co. Ltd.	219,679	0.1
111,000	Eva Airways Corp.	130,299	0.1
538,000 (1)(2)(3)	FIT Hon Teng Ltd.	402,502	0.2
40,000	Hon Hai Precision Industry Co. Ltd.	332,695	0.1
33,000	King Yuan Electronics Co. Ltd.	231,377	0.1
2,000	Largan Precision Co. Ltd.	143,548	0.1
54,000	Lite-On Technology Corp.	313,281	0.1
47,000	MediaTek, Inc.	1,993,244	0.9
15,000	Novatek Microelectronics Corp.	191,117	0.1
52,000	Powertech Technology, Inc.	290,480	0.1
21,000	Realtek Semiconductor Corp.	350,672	0.1
74,000	Synnex Technology International Corp.	136,424	0.1
436,127	Taiwan Semiconductor Manufacturing Co. Ltd.	21,090,965	9.2
203,000	United Microelectronics Corp.	306,576	0.1
47,000	WT Microelectronics Co. Ltd.	217,894	0.1
57,000	Zhen Ding Technology Holding Ltd.	300,990	0.1
		29,332,387	12.8
	Thailand: 1.2%
20,500	Advanced Info Service PCL	191,493	0.1
1,341,349	CP ALL PCL - Foreign	1,907,186	0.8
24,300	Kasikornbank PCL	140,067	0.1
55,800	PTT Exploration & Production PCL	184,899	0.1
269,600	PTT PCL - Foreign	256,392	0.1
16,000	Siam Cement PCL - Foreign	100,947	0.0
		2,780,984	1.2
	Turkey: 0.4%
410,765	Akbank TAS	593,098	0.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Turkey (continued)
10,538	BIM Birlesik Magazalar AS	$134,950	0.1
2,742 (1)	D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR	6,992	0.0
17,241	Turk Hava Yollari AO	119,388	0.0
25,245	Turkiye Petrol Rafinerileri AS	118,501	0.0
		972,929	0.4
	United Arab Emirates: 1.4%
25,073	Abu Dhabi Islamic Bank PJSC	144,073	0.1
119,566	Abu Dhabi National Oil Co. for Distribution PJSC	116,866	0.0
385,766	Air Arabia PJSC	409,332	0.2
90,267	Aldar Properties PJSC	221,165	0.1
164,554	Dubai Investments PJSC	148,802	0.1
58,047	Dubai Islamic Bank PJSC	150,157	0.1
106,004	Emaar Development PJSC	430,595	0.2
339,899	Emaar Properties PJSC	1,315,288	0.6
22,168	Emirates Telecommunications Group Co. PJSC	117,042	0.0
82,036	Salik Co. PJSC	133,564	0.0
		3,186,884	1.4
	United Kingdom: 1.2%
44,470	Unilever PLC, ADR	2,676,649	1.2

	United States: 1.0%
1,633 (1)	BeiGene Ltd., ADR	507,014	0.2
7,201	Micron Technology, Inc.	1,611,368	0.7
4,996	Titan Cement International SA	223,696	0.1
		2,342,078	1.0
	Total Common Stock (Cost $174,326,809)	218,508,394	95.1

EXCHANGE-TRADED FUNDS: 3.8%
137,006	iShares MSCI China ETF	8,709,471	3.8
	Total Exchange-Traded Funds (Cost $7,263,633)	8,709,471	3.8

PREFERRED STOCK: 0.8%
	Brazil: 0.5%
124,285	Cia Energetica de Minas Gerais	261,509	0.1
62,555	Gerdau SA	219,526	0.1
248,916	Itausa SA	538,089	0.2
19,120	Petroleo Brasileiro SA	105,481	0.1
		1,124,605	0.5
	Chile: 0.1%
45,384	Embotelladora Andina SA	204,253	0.1

	Colombia: 0.1%
20,574	Grupo de Inversiones Suramericana SA	218,301	0.1

See Accompanying Notes to Financial Statements

25

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Russia: —%
378 (1)(4)	AK Transneft PJSC OAO	$—	—
863,754 (1)(4)	Surgutneftegas PJSC	—	—
217 (1)(4)	Transneft PJSC	—	—
		—	—
	South Korea: 0.1%
971	LG Chem Ltd.	134,055	0.0
3,135	Samsung Electronics Co. Ltd.	185,012	0.1
		319,067	0.1
	Total Preferred Stock (Cost $3,477,178)	1,866,226	0.8
	Total Long-Term Investments (Cost $185,067,620)	229,084,091	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Repurchase Agreements: 0.8%
742,000 (5)	Citadel Securities LLC, Repurchase Agreement dated 10/31/2025, 4.260%, due 11/03/2025 (Repurchase Amount $742,260, collateralized by various U.S. Government Securities,0.000%-4.875%, Market Value plus accrued interest $757,109, due 11/04/25-08/15/55)	742,000	0.3
112,687 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 10/31/2025, 4.140%, due 11/03/2025 (Repurchase Amount $112,725, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $114,941, due 07/15/30-02/15/51)	112,687	0.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 10/31/2025, 4.300%, due 11/03/2025 (Repurchase Amount $1,000,353, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,019,107, due 04/15/28-02/15/54)	$1,000,000	0.4
	Total Repurchase Agreements (Cost $1,854,687)	1,854,687	0.8

Shares	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.8%
1,460,605 (6)	BlackRock Liquidity Funds, FedFund,Institutional Class, 3.980%	1,460,605	0.6
322,000 (6)	Goldman Sachs Financial Square Government Fund, Institutional Class, 4.010%	322,000	0.2
	Total Mutual Funds (Cost $1,782,605)	1,782,605	0.8
	Total Short-Term Investments (Cost $3,637,292)	3,637,292	1.6
	Total Investments in Securities (Cost $188,704,912)	$232,721,383	101.3
	Liabilities in Excess of Other Assets	(2,926,501)	(1.3)
	Net Assets	$229,794,882	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of October 31, 2025.

See Accompanying Notes to Financial Statements

26

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

Sector Diversification	Percentage of Net Assets
Information Technology	28.6%
Financials	14.8
Consumer Discretionary	12.5
Industrials	11.3
Communication Services	9.3
Consumer Staples	6.8
Energy	5.2
Exchange-Traded Funds	3.8
Materials	2.7
Utilities	2.5
Real Estate	1.3
Health Care	0.9
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

27

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at October 31, 2025
Asset Table
Investments, at fair value
Common Stock
Argentina	$369,630	$—	$—	$369,630
Brazil	15,611,837	—	—	15,611,837
Chile	1,310,090	—	—	1,310,090
China	8,815,539	28,403,393	—	37,218,932
Colombia	137,496	—	—	137,496
Czechia	250,815	—	—	250,815
Egypt	—	321,179	—	321,179
Greece	782,556	1,372,991	—	2,155,547
Hong Kong	—	3,233,923	—	3,233,923
Hungary	—	1,552,253	—	1,552,253
India	8,769,337	18,098,720	—	26,868,057
Indonesia	—	4,161,001	—	4,161,001
Japan	—	3,185,133	—	3,185,133
Kuwait	—	332,142	—	332,142
Luxembourg	362,102	—	—	362,102
Malaysia	166,977	1,863,900	—	2,030,877
Mexico	11,081,222	—	—	11,081,222
Peru	1,273,190	—	—	1,273,190
Philippines	181,216	212,677	—	393,893
Qatar	862,918	354,954	—	1,217,872
Romania	319,623	454,346	—	773,969
Russia	—	—	—	—
Saudi Arabia	—	1,228,562	—	1,228,562
Singapore	4,623,964	295,987	—	4,919,951
South Africa	3,090,804	2,835,520	—	5,926,324
South Korea	647,163	50,653,323	—	51,300,486
Taiwan	—	29,332,387	—	29,332,387
Thailand	—	2,780,984	—	2,780,984
Turkey	6,992	965,937	—	972,929
United Arab Emirates	250,430	2,936,454	—	3,186,884
United Kingdom	2,676,649	—	—	2,676,649
United States	2,118,382	223,696	—	2,342,078
Total Common Stock	63,708,932	154,799,462	—	218,508,394
Exchange-Traded Funds	8,709,471	—	—	8,709,471
Preferred Stock	1,547,159	319,067	—	1,866,226
Short-Term Investments	1,782,605	1,854,687	—	3,637,292
Total Investments, at fair value	$75,748,167	$156,973,216	$—	$232,721,383
Other Financial Instruments+
Futures	27,100	—	—	27,100
Total Assets	$75,775,267	$156,973,216	$—	$232,748,483

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

28

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025 (continued)

At October 31, 2025, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
MSCI Emerging Markets Index	13	12/19/25	$914,940	$27,100
			$914,940	$27,100

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of October 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$27,100
Total Asset Derivatives		$27,100

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended October 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$173,269	$173,269
Foreign exchange contracts	20,774	—	20,774
Total	$20,774	$173,269	$194,043

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$59,254
Total	$59,254

At October 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $205,338,107.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$57,646,103
Gross Unrealized Depreciation	(30,208,042)
Net Unrealized Appreciation	$27,438,061

See Accompanying Notes to Financial Statements

29

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of October 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.2%
	Australia: 1.9%
72,113	APA Group	$433,106	0.1
8,512	Aristocrat Leisure Ltd.	352,185	0.1
143,372	Computershare Ltd.	3,425,097	0.6
18,535	GenusPlus Group Ltd.	84,286	0.0
22,512	Helloworld Travel Ltd.	27,968	0.0
2,363	HUB24 Ltd.	176,082	0.0
76,149	Lottery Corp. Ltd.	273,909	0.0
215,379	Macmahon Holdings Ltd.	66,234	0.0
12,081	MotorCycle Holdings Ltd.	29,800	0.0
25,033	OceanaGold Corp.	559,898	0.1
3,339	Pro Medicus Ltd.	573,323	0.1
57,350	Qantas Airways Ltd.	382,074	0.1
114,284	Scentre Group	304,434	0.1
379,912	Transurban Group	3,594,613	0.6
169,408	Vicinity Ltd.	279,874	0.1
		10,562,883	1.9
	Austria: 0.0%
2,915	Porr AG	92,514	0.0

	Belgium: 0.9%
17,394	Anheuser-Busch InBev SA	1,060,633	0.2
3,190	Groupe Bruxelles Lambert NV	280,370	0.1
23,302	KBC Group NV	2,803,439	0.5
9,050	Syensqo SA	747,040	0.1
		4,891,482	0.9
	Brazil: 1.1%
49,200	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,209,252	0.2
492 (1)	MercadoLibre, Inc.	1,145,012	0.2
94,900	TIM SA/Brazil	427,936	0.1
385,900	Totvs SA	3,192,671	0.6
		5,974,871	1.1
	Canada: 4.5%
12,200	Bank of Montreal	1,515,530	0.3
20,700	Bank of Nova Scotia	1,357,665	0.2
16,600	Canaccord Genuity Group, Inc.	139,186	0.0
84,099	Cenovus Energy, Inc.	1,421,087	0.3
16,697	Dollarama, Inc.	2,170,354	0.4
4,700	DPM Metals, Inc.	100,531	0.0
20,500	Dynacor Group, Inc.	66,358	0.0
16,800	Empire Co. Ltd.	570,760	0.1
8,400	Enerflex Ltd.	105,707	0.0
19,500	Enghouse Systems Ltd.	289,327	0.1
4,900	FirstService Corp.	779,989	0.1
9,700 (1)	Fortuna Mining Corp.	80,156	0.0
29,600	Hudbay Minerals, Inc.	474,427	0.1
8,800	iA Financial Corp., Inc.	1,038,771	0.2
2,200 (1)	K92 Mining, Inc.	29,254	0.0
1,500 (1)	Kinaxis, Inc.	181,641	0.0
32,600	Paramount Resources Ltd. - Class A	534,598	0.1
4,400	Polaris Renewable Energy, Inc.	40,846	0.0
1,800	Pollard Banknote Ltd.	26,001	0.0
23,578	Quebecor, Inc. - Class B	752,116	0.1

Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Canada (continued)
18,607	RB Global, Inc.	$1,846,173	0.3
17,731	Royal Bank of Canada	2,597,546	0.5
11,692 (1)	Shopify, Inc. - CAD -Class A	2,032,877	0.4
76,000	Suncor Energy, Inc.	3,026,345	0.5
25,100	Surge Energy, Inc.	118,650	0.0
2,100	TECSYS, Inc.	53,153	0.0
2,100	TMX Group Ltd.	77,454	0.0
6,600 (1)	Torex Gold Resources,Inc.	272,649	0.1
30,869	Toromont Industries Ltd.	3,708,770	0.7
29,400	Trican Well Service Ltd.	110,050	0.0
		25,517,971	4.5
	Chile: 0.2%
67,539	Lundin Mining Corp.	1,086,364	0.2

	China: 6.5%
36,500	37 Interactive Entertainment Network Technology Group Co. Ltd. - Class A	106,570	0.0
46,500	AAC Technologies Holdings, Inc.	239,028	0.0
90,500 (1)(2)	AInnovation Technology Group Co. Ltd. - Class H	78,048	0.0
89,500	Alibaba Group Holding Ltd.	1,904,448	0.3
243,000 (1)(2)	Archosaur Games, Inc.	63,229	0.0
71,600 (1)	Baidu, Inc. - Class A	1,083,755	0.2
21,499 (1)	Bilibili, Inc. - Class Z	649,334	0.1
1,713,496	BOE Technology Group Co. Ltd. - Class A	978,099	0.2
11,000	BYD Electronic International Co. Ltd.	51,641	0.0
721,300	Changjiang & Jinggong Steel Building Group Co. Ltd. - Class A	431,965	0.1
1,729,000	China Construction Bank Corp. - Class H	1,711,782	0.3
38,000	China Merchants Bank Co. Ltd. - Class H	238,204	0.0
55,500	China Minsheng Banking Corp. Ltd. - Class H	28,433	0.0
180,400	China Taiping Insurance Holdings Co. Ltd.	410,350	0.1
210,107	ENN Energy Holdings Ltd.	1,830,719	0.3
43,400	Focus Technology Co. Ltd. - Class A	289,222	0.1
53,000	Fufeng Group Ltd.	54,863	0.0
76,300	Fujian Star-net Communication Co. Ltd.- Class A	287,124	0.1
90,488	Full Truck Alliance Co. Ltd., ADR	1,176,344	0.2
79,600	Guangdong Dongpeng Holdings Co. Ltd. – Class A	79,430	0.0

See Accompanying Notes to Financial Statements

30

VOYA MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
97,300	Guangdong Vanward New Electric Co. Ltd. - Class A	$158,032	0.0
29,700	Hangzhou Shunwang Technology Co. Ltd. - Class A	92,146	0.0
93,000	ISDN Holdings Ltd.	30,388	0.0
69,300	JD.com, Inc. - Class A	1,144,142	0.2
8,500	JF SmartInvest Holdings Ltd.	60,547	0.0
15,393	Kanzhun Ltd., ADR	341,109	0.1
77,639	KE Holdings, Inc., ADR	1,323,745	0.2
433,700	Keshun Waterproof Technologies Co. Ltd. - Class A	304,814	0.1
38,000	Kingboard Holdings Ltd.	136,148	0.0
162,500 (2)	Kuaishou Technology	1,508,704	0.3
344,000	Lenovo Group Ltd.	501,844	0.1
10,140	LexinFintech Holdings Ltd., ADR	48,875	0.0
63,400	NetEase, Inc.	1,779,051	0.3
5,803 (1)	Niu Technologies, ADR	24,373	0.0
504,585	Perfect World Co. Ltd./ China - Class A	1,215,515	0.2
6,200 (2)	Pop Mart International Group Ltd.	176,360	0.0
3,589,000 (2)	Postal Savings Bank of China Co. Ltd. - Class H	2,528,849	0.5
286,600	Shandong New Beiyang Information Technology Co. Ltd. - Class A	313,414	0.1
213,600	Shandong Sunway Chemical Group Co. Ltd. - Class A	250,732	0.1
64,090	Siglent Technologies Co. Ltd. - Class A	359,937	0.1
125,822	Tencent Holdings Ltd.	10,220,240	1.8
95,553 (3)	Tiangong International Co. Ltd.	36,186	0.0
17,000	Trip.com Group Ltd.	1,196,314	0.2
75,855	Vipshop Holdings Ltd., ADR	1,326,704	0.2
3,820	X Financial, ADR	47,712	0.0
239,500 (1)(2)	Xiabuxiabu Catering Management China Holdings Co. Ltd.	30,837	0.0
16,800	Yantai Jereh Oilfield Services Group Co. Ltd. - Class A	118,057	0.0
52,700 (1)	Zhihu, Inc.	74,399	0.0
36,000	Zijin Mining Group Co. Ltd. - Class H	148,933	0.0
		37,190,695	6.5
	Czechia: 0.0%
4,926 (2)	Moneta Money Bank AS	41,696	0.0

	Denmark: 1.4%
19,681 (1)	Bang & Olufsen A/S	40,219	0.0
2,399	Carlsberg AS - Class B	282,073	0.1
21,204	Coloplast A/S - Class B	1,917,784	0.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Denmark (continued)
118,678	Novo Nordisk A/S - Class B	$5,842,721	1.0
1,620	Sparekassen Sjaelland-Fyn A/S	84,284	0.0
		8,167,081	1.4
	Finland: 0.2%
479	Orion Oyj - Class B	33,450	0.0
40,411	Sampo Oyj - Class A	450,432	0.1
13,974	Wartsila Oyj Abp	457,187	0.1
		941,069	0.2
	France: 7.5%
31,256	Accor SA	1,590,076	0.3
8,515	Airbus SE	2,099,544	0.4
5,664	Arkema SA	336,229	0.1
5,784	AXA SA	250,957	0.0
42,479	BNP Paribas SA	3,290,324	0.6
47,365	Bouygues SA	2,137,958	0.4
18,982	Capgemini SE	2,920,281	0.5
18,273	Cie de Saint-Gobain	1,773,607	0.3
7,549	Cie Generale des Etablissements Michelin SCA	241,155	0.0
10,396	Eiffage SA	1,279,220	0.2
14,856	EssilorLuxottica SA	5,440,522	1.0
2,908	Gecina SA - Class C	270,243	0.0
15,933	Getlink SE	290,827	0.1
52,394	Klepierre SA	2,002,310	0.4
10,034	LVMH Moet Hennessy Louis Vuitton SE	7,092,231	1.2
101,033	Orange SA	1,616,155	0.3
16,629	Pernod Ricard SA	1,628,646	0.3
54,396	Societe Generale SA	3,449,814	0.6
22,723	TotalEnergies SE	1,418,705	0.2
26,677	Vinci SA	3,567,134	0.6
		42,695,938	7.5
	Germany: 6.8%
9,392	Adidas AG	1,775,854	0.3
5,887	Allianz SE	2,365,632	0.4
8,607 (1)	Aumovio SE	370,046	0.1
31,423	BASF SE	1,550,462	0.3
61,558	Bayer AG	1,914,721	0.3
4,534	Continental AG	346,450	0.1
38,715	Deutsche Bank AG	1,385,998	0.2
3,874	Deutsche Boerse AG	981,048	0.2
1,035	Deutsche Rohstoff AG	56,752	0.0
54,548	Deutsche Telekom AG, Reg	1,689,627	0.3
108,641	E.ON SE	2,021,407	0.3
22,246	Evonik Industries AG	372,798	0.1
27,885	Fresenius SE & Co. KGaA	1,604,579	0.3
3,232	GEA Group AG	231,176	0.0
4,389	Hannover Rueck SE	1,252,959	0.2
156	Hochtief AG	44,778	0.0
37,537	Infineon Technologies AG	1,489,946	0.3
3,893	Merck KGaA	509,956	0.1
749	Nemetschek SE	86,547	0.0
3,889	Rational AG	2,852,951	0.5
813	Rheinmetall AG	1,598,175	0.3

See Accompanying Notes to Financial Statements

31

VOYA MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Germany (continued)
26,129	SAP SE	$6,795,404	1.2
29,626 (2)	Scout24 SE	3,426,121	0.6
9,113	Siemens AG, Reg	2,582,588	0.4
12,810 (1)	Siemens Energy AG	1,595,931	0.3
		38,901,906	6.8
	Greece: 0.2%
115,320	Eurobank Ergasias Services and Holdings SA	433,786	0.1
10,479	Hellenic Telecommunications Organization SA	196,782	0.0
22,567	National Bank of Greece SA	331,700	0.1
32,250	Piraeus Financial Holdings SA	251,879	0.0
		1,214,147	0.2
	Hong Kong: 2.6%
560,314	AIA Group Ltd.	5,452,268	1.0
83,000	CK Asset Holdings Ltd.	410,622	0.1
33,000	CLP Holdings Ltd.	281,469	0.0
2,012	Futu Holdings Ltd., ADR	400,468	0.1
333,000	Hong Kong & China Gas Co. Ltd.	309,907	0.1
86,244	Hong Kong Exchanges & Clearing Ltd.	4,700,548	0.8
223,600	Hongkong Land Holdings Ltd.	1,366,268	0.2
23,000	Johnson Electric Holdings Ltd.	107,923	0.0
55,100	Link REIT	286,940	0.1
67,931	PAX Global Technology Ltd.	46,595	0.0
92,000	Pico Far East Holdings Ltd.	31,049	0.0
49,000	Power Assets Holdings Ltd.	311,285	0.1
97,000	Sun Hung Kai & Co. Ltd.	48,176	0.0
32,000	Sun Hung Kai Properties Ltd.	389,401	0.1
168,122 (3)	TS Lines Ltd.	188,880	0.0
1,340,000	Uni-Bio Science Group Ltd.	21,837	0.0
114,000	Wasion Holdings Ltd.	183,421	0.0
		14,537,057	2.6
	India: 1.8%
104,397	Canara Bank	160,975	0.0
201,137	Coal India Ltd.	879,878	0.2
208,773	HDFC Bank Ltd.	2,321,315	0.4
122,599	HDFC Bank Ltd., ADR	4,440,536	0.8
66,606	Infosys Ltd. - Foreign, ADR	1,103,661	0.2
82,285	Reliance Industries Ltd.	1,376,862	0.2
		10,283,227	1.8
	Indonesia: 0.3%
3,111,469	Bank Central Asia Tbk PT	1,593,047	0.3
76,400	First Resources Ltd.	115,095	0.0
373,000	Perusahaan Gas Negara Tbk PT	39,000	0.0
		1,747,142	0.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Israel: 1.2%
21,291 (1)	Check Point Software Technologies Ltd.	$4,166,223	0.7
2,810 (1)	Gilat Satellite Networks Ltd.	40,717	0.0
16,633	Mizrahi Tefahot Bank Ltd.	1,081,437	0.2
583 (1)	Nice Ltd., ADR	79,673	0.0
64,166 (1)	Teva Pharmaceutical Industries Ltd., ADR	1,314,120	0.2
1,704 (1)	Wix.com Ltd.	248,000	0.1
		6,930,170	1.2
	Italy: 2.3%
7,568	Assicurazioni Generali SpA	291,336	0.0
105,852	Banca Mediolanum SpA	2,128,089	0.4
3,303	Ferrari NV	1,322,716	0.2
51,900	FinecoBank Banca Fineco SpA	1,187,474	0.2
11,286	Gas Plus SpA	92,115	0.0
80,579 (2)	Infrastrutture Wireless Italiane SpA	885,427	0.2
17,521	Leonardo SpA	1,030,838	0.2
182,730 (2)	Nexi SpA	963,461	0.2
22,418 (2)	Poste Italiane SpA	540,493	0.1
449,748 (3)	Saipem SpA	1,172,463	0.2
63,176	Snam SpA	389,644	0.1
25,365	UniCredit SpA	1,878,186	0.3
51,027	Unipol Gruppo SpA	1,117,146	0.2
		12,999,388	2.3
	Ivory Coast: 0.0%
834	Endeavour Mining PLC	33,755	0.0

	Japan: 11.3%
21,900	AGC, Inc.	684,222	0.1
6,400	Ahresty Corp.	33,233	0.0
6,400	Aida Engineering Ltd.	38,278	0.0
6,900	Aisin Corp.	123,994	0.0
10,600	Anritsu Corp.	156,748	0.0
23,000	Asahi Group Holdings Ltd.	247,982	0.0
3,100	Avant Group Corp.	31,847	0.0
5,100	Bank of Saga Ltd.	105,892	0.0
1,400	Base Co. Ltd.	31,763	0.0
34,000	Bridgestone Corp.	1,484,275	0.3
19,700	Chugai Pharmaceutical Co. Ltd.	901,625	0.2
9,800	Comture Corp.	100,729	0.0
6,600	Cybozu, Inc.	131,331	0.0
27,600	Dai-ichi Life Holdings, Inc.	193,724	0.0
8,900	Daikin Industries Ltd.	1,034,002	0.2
2,100	Daitron Co. Ltd.	63,061	0.0
4,100	Digital Hearts Holdings Co. Ltd.	25,489	0.0
2,300	Double Standard, Inc.	25,153	0.0
5,500	Eisai Co. Ltd.	163,353	0.0
64,300	ENEOS Holdings, Inc.	405,651	0.1
120,000	FANUC Corp.	4,004,574	0.7
3,700	Fast Retailing Co. Ltd.	1,358,344	0.2
2,600	FIDEA Holdings Co. Ltd.	27,923	0.0
4,600	F-Tech, Inc.	22,502	0.0

See Accompanying Notes to Financial Statements

32

VOYA MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
1,200	Fukushima Galilei Co. Ltd.	$27,912	0.0
3,550	Hikari Tsushin, Inc.	940,346	0.2
22,000	Hoya Corp.	3,573,506	0.6
1,800	Human Technologies, Inc./Tokyo	26,935	0.0
14,900	Idemitsu Kosan Co. Ltd.	103,611	0.0
3,700	I'll, Inc.	58,486	0.0
32,272	ITOCHU Corp.	1,869,301	0.3
3,000	IwaiCosmo Holdings, Inc.	54,801	0.0
22,700	J Trust Co. Ltd.	59,691	0.0
6,900	Japan Aviation Electronics Industry Ltd.	103,051	0.0
29,800	Japan Exchange Group, Inc.	332,305	0.1
90,100	Japan Post Bank Co. Ltd.	1,009,578	0.2
147,900	Japan Post Holdings Co. Ltd.	1,385,979	0.2
24,400	Japan Post Insurance Co. Ltd.	631,041	0.1
10,442	Keyence Corp.	3,875,390	0.7
600 (1)	Kioxia Holdings Corp.	41,846	0.0
19,000	Kirin Holdings Co. Ltd.	267,192	0.1
5,500	Koa Corp.	48,872	0.0
7,900	Komatsu Ltd.	264,263	0.1
66,800	Kubota Corp.	864,871	0.2
700	Lasertec Corp.	142,123	0.0
1,300	M&A Capital Partners Co. Ltd.	24,823	0.0
197,800	M3, Inc.	2,772,139	0.5
53,800	Makita Corp.	1,626,446	0.3
10,000	Marvelous, Inc.	36,667	0.0
2,900	Maxell Ltd.	42,038	0.0
2,300	Media Do Co. Ltd.	27,146	0.0
56,900	Mitsubishi Chemical Group Corp.	297,222	0.1
40,600	Mitsubishi Corp.	974,914	0.2
193,594	Mitsubishi UFJ Financial Group, Inc.	2,924,292	0.5
156,650	Mitsui Fudosan Co. Ltd.	1,631,103	0.3
25,500	Mizuho Financial Group, Inc.	854,135	0.2
1,200	Nachi-Fujikoshi Corp.	30,697	0.0
9,200	NEC Corp.	334,145	0.1
7,100	Nichicon Corp.	71,237	0.0
436,700 (1)	Nissan Motor Co. Ltd.	998,180	0.2
1,400	Nissei ASB Machine Co. Ltd.	62,011	0.0
5,300	Nisshinbo Holdings, Inc.	41,885	0.0
5,500	Nitto Seiko Co. Ltd.	24,559	0.0
95,000	Nomura Holdings, Inc.	677,930	0.1
22,400	Nomura Research Institute Ltd.	864,933	0.2
1,800	Odawara Engineering Co. Ltd.	30,135	0.0
1,500	Okinawa Financial Group, Inc.	37,383	0.0
17,100	Ono Pharmaceutical Co. Ltd.	208,678	0.0
3,000 (1)	OpenWork, Inc.	19,760	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
2,800	Optex Group Co. Ltd.	$42,269	0.0
7,400 (1)	Optim Corp.	26,820	0.0
58,100	ORIX Corp.	1,421,245	0.3
43,300	Otsuka Corp.	856,044	0.2
10,000	Prestige International, Inc.	42,945	0.0
205,100 (1)	Rakuten Group, Inc.	1,341,807	0.2
55,700	Recruit Holdings Co. Ltd.	2,762,050	0.5
7,500	Rheon Automatic Machinery Co. Ltd.	70,342	0.0
60,200	Ricoh Co. Ltd.	516,443	0.1
2,700	Riso Kagaku Corp.	20,467	0.0
8,200	Sato Corp.	116,387	0.0
1,600	SEMITEC Corp.	24,579	0.0
2,500	Shibaura Machine Co. Ltd.	69,423	0.0
66,500	Shin-Etsu Chemical Co. Ltd.	1,998,920	0.4
121,500	SMS Co. Ltd.	1,047,218	0.2
3,850	SoftBank Group Corp.	675,554	0.1
86,500	Sony Group Corp.	2,408,989	0.4
61,800	Sumitomo Mitsui Financial Group, Inc.	1,673,161	0.3
46,400	Sumitomo Mitsui Trust Holdings, Inc.	1,274,449	0.2
6,300 (1)(3)	Sun*, Inc.	17,650	0.0
3,100	System Support, Inc.	61,140	0.0
6,300	Tachi-S Co. Ltd.	79,859	0.0
5,200	Taiho Kogyo Co. Ltd.	23,069	0.0
31,900	Takeda Pharmaceutical Co. Ltd.	860,902	0.2
7,200	TechMatrix Corp.	101,828	0.0
92,200	Toei Animation Co. Ltd.	1,728,011	0.3
87,500 (3)	Tokyo Metro Co. Ltd.	919,810	0.2
24,000	Tokyu Corp.	267,072	0.1
7,300	Toshiba TEC Corp.	147,346	0.0
6,200	Tosho Co. Ltd.	31,666	0.0
1,500	Toyo Kanetsu KK	43,879	0.0
8,900	Toyoda Gosei Co. Ltd.	205,989	0.0
8,500	Trend Micro, Inc./Japan	433,776	0.1
1,300	Ueki Corp.	21,031	0.0
157,600	Unicharm Corp.	975,093	0.2
4,100	Unipres Corp.	31,828	0.0
6,600	Vector, Inc.	49,755	0.0
12,600	West Japan Railway Co.	258,957	0.0
2,300	Yokogawa Electric Corp.	68,803	0.0
2,800	Yokowo Co. Ltd.	35,861	0.0
		64,441,690	11.3
	Kuwait: 0.2%
6,687	Boursa Kuwait Securities Co. KPSC	87,656	0.0
16,886	Humansoft Holding Co. KSC	136,189	0.0
318,858	Kuwait Investment Co. SAK	261,101	0.1
119,352	Mobile Telecommunications Co. KSCP	206,265	0.0

See Accompanying Notes to Financial Statements

33

VOYA MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Kuwait (continued)
235,827	Noor Financial Investment Co. KSC	$350,878	0.1
		1,042,089	0.2
	Malaysia: 0.0%
108,300	Hibiscus Petroleum Bhd	36,977	0.0

	Mexico: 0.3%
149,270	Cemex SAB de CV - Foreign, ADR	1,515,091	0.2
14,343	Fresnillo PLC	419,434	0.1
		1,934,525	0.3
	Monaco: 0.0%
8,895	Costamare, Inc.	108,697	0.0

	Netherlands: 4.8%
55,735 (2)	ABN AMRO Bank NV	1,665,281	0.3
8,509	ASML Holding NV	8,996,607	1.6
1,977 (2)	Euronext NV	282,535	0.0
8,317	EXOR NV	720,748	0.1
16,435	IMCD NV	1,703,048	0.3
38,169	ING Groep NV	953,063	0.2
1,688	Kendrion NV	27,693	0.0
28,530	Koninklijke Ahold Delhaize NV	1,167,745	0.2
97,456	Koninklijke Philips, N.V.	2,669,814	0.5
536	Nedap NV	64,489	0.0
29,609	NN Group NV	2,026,279	0.4
6,499	Randstad NV	254,700	0.0
98,536	Universal Music Group NV	2,642,919	0.5
31,485	Wolters Kluwer NV	3,859,588	0.7
		27,034,509	4.8
	Norway: 0.5%
97,400	Gjensidige Forsikring ASA	2,621,255	0.5

	Peru: 0.0%
687	Credicorp Ltd.	179,307	0.0

	Philippines: 0.0%
149,700	OceanaGold Philippines, Inc.	67,735	0.0

	Poland: 0.8%
625	Bank Polska Kasa Opieki SA	32,001	0.0
2,175	CD Projekt SA	149,439	0.0
6,802 (1)	KGHM Polska Miedz SA	356,786	0.1
139,069	Polski Koncern Naftowy ORLEN SA	3,769,309	0.7
		4,307,535	0.8
	Portugal: 0.0%
107,784	Banco Comercial Portugues SA - Class R	95,141	0.0

	Qatar: 0.1%
298,095	Doha Bank QPSC	205,498	0.1
16,711	Qatar National Bank QPSC	84,992	0.0
		290,490	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Russia: —%
1,561,600 (4)	Alrosa PJSC	$—	—

	Saudi Arabia: 0.1%
56,313	Saudi Telecom Co.	678,381	0.1
16,249	Tabuk Cement Co.	44,233	0.0
		722,614	0.1
	Singapore: 2.2%
197,700	CapitaLand Ascendas REIT	428,027	0.1
155,500	CapitaLand Integrated Commercial Trust	282,697	0.1
199,600	Oversea-Chinese Banking Corp. Ltd.	2,611,048	0.5
54,100	Pan-United Corp. Ltd.	46,552	0.0
15,413 (1)	Sea Ltd., ADR	2,408,281	0.4
62,100	Singapore Exchange Ltd.	805,782	0.1
40,700	Singapore Technologies Engineering Ltd.	265,163	0.0
708,400	Singapore Telecommunications Ltd.	2,312,254	0.4
119,000	United Overseas Bank Ltd.	3,165,099	0.6
		12,324,903	2.2
	South Africa: 1.2%
52,822	Anglo American PLC	1,998,394	0.3
161,209	Clicks Group Ltd.	3,399,089	0.6
102,422	FirstRand Ltd.	486,084	0.1
26,438	Harmony Gold Mining Co. Ltd., ADR	436,491	0.1
21,065 (1)	Sasol Ltd.	131,795	0.0
36,121 (1)	Sibanye Stillwater Ltd., ADR	381,438	0.1
		6,833,291	1.2
	South Korea: 3.1%
7,666	Dongbu Corp.	31,022	0.0
24,632 (1)	Exem Co. Ltd.	37,379	0.0
3,098	Hana Financial Group, Inc.	185,597	0.0
7,707	Hyundai Ezwel Co. Ltd.	28,493	0.0
9,037	KG Chemical Corp.	30,840	0.0
76,704	KT Corp., ADR	1,422,859	0.3
9,503	KX Innovation Co. Ltd.	25,399	0.0
34,100	LG Electronics, Inc.	2,091,463	0.4
19,372 (1)	LG HelloVision Co. Ltd.	33,145	0.0
579	Samchully Co. Ltd.	50,022	0.0
52,999	Samsung Electronics Co. Ltd.	3,989,564	0.7
76,053	Shinhan Financial Group Co. Ltd.	3,906,275	0.7
13,965	SK Hynix, Inc.	5,433,691	1.0
3,748	Systems Technology, Inc./ South Korea	59,972	0.0
3,976	Telechips, Inc.	38,835	0.0
5,030	Ubiquoss Holdings, Inc.	37,825	0.0
		17,402,381	3.1
	Spain: 2.6%
26,873 (2)	Aena SME SA	729,899	0.1
50,519	Amadeus IT Group SA	3,861,690	0.7

See Accompanying Notes to Financial Statements

34

VOYA MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Spain (continued)
143,194	Banco Bilbao Vizcaya Argentaria SA	$2,884,786	0.5
90,990	Banco Santander SA	927,201	0.2
272,877 (3)	CaixaBank SA	2,884,228	0.5
64,825	Industria de Diseno Textil SA	3,579,647	0.6
		14,867,451	2.6
	Sweden: 3.4%
115,241	Assa Abloy AB - Class B	4,342,807	0.8
72,273	Epiroc AB - Class A	1,523,946	0.3
46,980	Essity AB - Class B	1,290,429	0.2
273,088	Hexagon AB - Class B	3,328,839	0.6
53,477	Industrivarden AB - Class C	2,218,289	0.4
22,665	Investor AB - Class B	746,287	0.1
19,301	L E Lundbergforetagen AB - Class B	1,033,046	0.2
1,734	Loomis AB	69,855	0.0
5,989 (1)	Orexo AB	17,525	0.0
80,555	Swedbank AB - Class A	2,445,715	0.4
215,919	Telefonaktiebolaget LM Ericsson, ADR	2,178,623	0.4
		19,195,361	3.4
	Switzerland: 4.0%
39,782	ABB Ltd., Reg	2,957,694	0.5
9,414	Banque Cantonale Vaudoise	1,093,027	0.2
196	Belimo Holding AG	211,473	0.0
9,392	Cie Financiere Richemont SA	1,857,791	0.3
9,401	Galderma Group AG	1,745,880	0.3
5,898	Logitech International SA	709,049	0.1
3,325	Partners Group Holding AG	4,071,851	0.7
15,688	Sandoz Group AG	1,046,026	0.2
936	Schindler Holding AG	333,403	0.1
1,563	Sonova Holding AG, Reg	426,340	0.1
6,782	Swatch Group AG - Class BR	1,417,348	0.3
2,400	Swiss Prime Site AG	341,143	0.1
4,211	Temenos AG	397,595	0.1
64,638	UBS Group AG	2,473,395	0.4
5,546 (2)	VAT Group AG	2,423,696	0.4
1,693	Zurich Insurance Group AG	1,177,433	0.2
		22,683,144	4.0
	Taiwan: 4.9%
33,000	Argosy Research, Inc.	196,225	0.0
18,000	Asustek Computer, Inc.	406,647	0.1
443,000	Compal Electronics, Inc.	473,369	0.1
20,000	Complex Micro Interconnection Co. Ltd.	25,350	0.0
18,000	Delta Electronics, Inc.	578,950	0.1
23,000	DFI, Inc./Taiwan	50,921	0.0
11,000	Dimerco Data System Corp.	43,624	0.0
32,000	Ennoconn Corp.	303,256	0.1
31,000	Gamania Digital Entertainment Co. Ltd.	59,771	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
26,000	Getac Holdings Corp.	$116,469	0.0
27,000 (1)	Holtek Semiconductor, Inc.	35,468	0.0
174,000	Hon Hai Precision Industry Co. Ltd.	1,447,225	0.3
58,000	International Games System Co. Ltd.	1,355,295	0.2
16,000	Kingwaytek Technology Co. Ltd.	33,250	0.0
18,000	Lanner Electronics, Inc.	47,050	0.0
50,000	Lion Travel Service Co. Ltd.	254,910	0.0
59,000	Lite-On Technology Corp.	342,288	0.1
46,000	Lotes Co. Ltd.	2,050,943	0.4
59,000	MediaTek, Inc.	2,502,158	0.4
102,000	Micro-Star International Co. Ltd.	361,581	0.1
3,000	MPI Corp.	203,415	0.0
110,000	Novatek Microelectronics Corp.	1,401,526	0.3
12,000	Otsuka Information Technology Corp.	75,488	0.0
218,000	Pegatron Corp.	524,462	0.1
232,000 (1)	Powerchip Semiconductor Manufacturing Corp.	235,500	0.0
46,000	Primax Electronics Ltd.	123,772	0.0
60,000	Sercomm Corp.	192,293	0.0
24,000	Simplo Technology Co. Ltd.	273,199	0.1
149,831	Taiwan Semiconductor Manufacturing Co. Ltd.	7,245,780	1.3
17,144	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,150,572	0.9
16,000	Tripod Technology Corp.	176,947	0.0
9,000	Wistron Information Technology & Services Corp.	36,219	0.0
48,000	Wowprime Corp.	336,489	0.1
210,000	Zhen Ding Technology Holding Ltd.	1,108,909	0.2
		27,769,321	4.9
	Thailand: 0.5%
57,700	Bangkok Life Assurance PCL	32,122	0.0
108,000	Kasikornbank PCL - NVDR	622,522	0.1
558,600	Krung Thai Bank PCL	470,348	0.1
303,400 (3)	PTT Exploration & Production PCL	1,005,346	0.2
77,500	SCB X PCL	313,875	0.0
36,700	Thai Oil PCL	40,588	0.0
7,066,700 (3)	TMBThanachart Bank PCL	404,411	0.1
		2,889,212	0.5
	Turkey: 0.0%
6,900 (1)	Eldorado Gold Corp.	176,860	0.0

See Accompanying Notes to Financial Statements

35

VOYA MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Arab Emirates: 0.5%
86,278	Alpha Data PJSC	$41,343	0.0
401,924	Dana Gas PJSC	90,606	0.0
184,346	Emirates Telecommunications Group Co. PJSC	973,307	0.2
394,193	First Abu Dhabi Bank PJSC	1,871,238	0.3
		2,976,494	0.5
	United Kingdom: 10.9%
6,514 (1)	accesso Technology Group PLC	30,293	0.0
61,580 (1)	Afentra PLC	36,816	0.0
5,608	Anglogold Ashanti PLC	381,344	0.1
16,729	AstraZeneca PLC	2,759,422	0.5
59,316	BAE Systems PLC	1,461,158	0.3
108,585	Barclays PLC, ADR	2,333,492	0.4
183,028	Barratt Developments PLC	905,709	0.2
92,848	British American Tobacco PLC	4,755,254	0.8
8,907	Bunzl PLC	270,752	0.0
144,500	CK Hutchison Holdings Ltd.	958,248	0.2
17,793 (1)	DFS Furniture PLC	37,250	0.0
96,867	Diageo PLC	2,228,108	0.4
32,162	Diploma PLC	2,372,685	0.4
65,465	Halma PLC	3,050,563	0.5
101,590	Imperial Brands PLC	4,036,605	0.7
22,384	InterContinental Hotels Group PLC	2,700,117	0.5
108,512	International Consolidated Airlines Group SA - Class DI	596,554	0.1
17,477	International Personal Finance PLC	46,962	0.0
68,730	Investec PLC - ZAR	519,632	0.1
47,706	London Stock Exchange Group PLC	5,945,416	1.0
864,034	M&G PLC	2,991,429	0.5
127,435	NatWest Group PLC	981,059	0.2
15,061	Next PLC	2,829,811	0.5
219,633	Phoenix Group Holdings PLC	1,945,691	0.3
36,150	Reckitt Benckiser Group PLC	2,765,076	0.5
91,597	RELX PLC - EUR	4,034,252	0.7
10,164	RELX PLC - GBP	449,211	0.1
19,012	Sage Group PLC	287,373	0.0
226,970	Schroders PLC	1,132,607	0.2
81,424	Standard Chartered PLC	1,671,408	0.3
43,597	Unilever PLC	2,616,007	0.5
63,586	Unilever PLC - NL	3,850,526	0.7
61,285	United Utilities Group PLC	966,861	0.2
55,774	WPP PLC	210,751	0.0
		62,158,442	10.9
	United States: 7.4%
11,985	Accenture PLC - Class A	2,997,449	0.5
12,082	Aon PLC - Class A	4,116,096	0.7

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
691	AP Moller - Maersk A/S - Class B	$1,420,646	0.3
22,037	BP PLC, ADR	774,160	0.1
75,971	Experian PLC	3,543,677	0.6
19,502	GFL Environmental, Inc.	852,042	0.1
222,706	GSK PLC	5,214,308	0.9
19,371	GSK PLC, ADR	907,725	0.2
370,940	Haleon PLC	1,724,954	0.3
3,496	Linde PLC DE	1,466,991	0.3
31,768	Novartis AG, Reg	3,931,661	0.7
16,691	Roche Holding AG	5,406,556	1.0
105,277	Shell PLC	3,946,768	0.7
89,167	Shell PLC - EUR	3,347,817	0.6
1,265 (1)	Spotify Technology SA	828,980	0.1
8,135	Swiss Re AG	1,485,467	0.3
		41,965,297	7.4
	Total Common Stock
	(Cost $498,224,484)	557,934,077	98.2
PREFERRED STOCK: 0.5%
	Germany: 0.5%
9,727	Henkel AG & Co. KGaA	788,009	0.1
7,593	Sartorius AG	2,089,037	0.4
		2,877,046	0.5
	Total Preferred Stock
	(Cost $3,106,573)	2,877,046	0.5

WARRANTS: —%
	Canada: —%
794 (4)	Constellation Software, Inc.	—	—
	Total Warrants
	(Cost $–)	—	—
	Total Long-Term
	Investments
	(Cost $501,331,057)	560,811,123	98.7

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 2.1%
	Repurchase Agreements: 1.3%
2,067,770 (5)	Citadel Securities LLC, Repurchase Agreement dated 10/31/2025, 4.260%, due 11/03/2025 (Repurchase Amount $2,068,494, collateralized by various U.S. Government Securities, 0.000%-4.875%, Market Value plus accrued interest $2,109,874, due 11/04/25-08/15/55)	2,067,770	0.4

See Accompanying Notes to Financial Statements

36

VOYA MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,943,704 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 10/31/2025, 4.150%, due 11/03/2025 (Repurchase Amount $1,944,367, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 7.500%, Market Value plus accrued interest $1,982,578, due 06/30/27-10/20/55)	$1,943,704	0.3
519,892 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 10/31/2025, 4.140%, due 11/03/2025 (Repurchase Amount $520,069, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $530,290, due 07/15/30-02/15/51)	519,892	0.1
773,526 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 10/31/2025, 4.150%, due 11/03/2025 (Repurchase Amount $773,790, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.550%- 7.000%, Market Value plus accrued interest $788,997, due 01/01/32-06/01/55)	773,526	0.1
1,967,137 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 10/31/2025, 4.300%, due 11/03/2025 (Repurchase Amount $1,967,832, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,004,723, due 04/15/28-02/15/54)	1,967,137	0.4
	Total Repurchase Agreements (Cost $7,272,029)	7,272,029	1.3

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits: 0.2%
200,000 (5)	Canadian Imperial Bank of Commerce, 3.850%, 11/03/2025	$200,000	0.0
190,000 (5)	Cooperatieve Rabobank U.A., 3.860%, 11/03/2025	190,000	0.0
190,000 (5)	DZ Bank AG, 3.840%, 11/03/2025	190,000	0.0
200,000 (5)	Landesbank Hessen Thueringen Girozentrale, 3.870%, 11/03/2025	200,000	0.0
200,000 (5)	Mizuho Bank Ltd., 3.870%, 11/03/2025	200,000	0.1
200,000 (5)	Royal Bank of Canada, 3.900%, 11/03/2025	200,000	0.1
200,000 (5)	Societe Generale S.A., 3.870%, 11/03/2025	200,000	0.0
	Total Time Deposits (Cost $1,380,000)	1,380,000	0.2

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.6%
3,202,734 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.980% (Cost $3,202,734)	$3,202,734	0.6

	Total Short-Term Investments (Cost $11,854,763)	11,854,763	2.1
	Total Investments in Securities (Cost $513,185,820)	$572,665,886	100.8
	Liabilities in Excess of Other Assets	(4,321,854)	(0.8)
	Net Assets	$568,344,032	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of October 31, 2025.

Percentage
Sector Diversification	of Net Assets
Financials	24.7%
Information Technology	16.2
Industrials	15.8

See Accompanying Notes to Financial Statements

37

VOYA MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

Percentage
Sector Diversification	of Net Assets
Health Care	9.8%
Consumer Discretionary	9.4
Communication Services	6.9
Consumer Staples	5.6
Energy	4.3
Materials	2.8
Real Estate	1.8
Utilities	1.4
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

38

VOYA MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	October 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$740,218	$9,822,665	$—	$10,562,883
Austria	—	92,514	—	92,514
Belgium	—	4,891,482	—	4,891,482
Brazil	5,974,871	—	—	5,974,871
Canada	25,517,971	—	—	25,517,971
Chile	1,086,364	—	—	1,086,364
China	4,971,559	32,219,136	—	37,190,695
Czechia	—	41,696	—	41,696
Denmark	40,219	8,126,862	—	8,167,081
Finland	—	941,069	—	941,069
France	—	42,695,938	—	42,695,938
Germany	370,046	38,531,860	—	38,901,906
Greece	—	1,214,147	—	1,214,147
Hong Kong	635,943	13,901,114	—	14,537,057
India	5,544,197	4,739,030	—	10,283,227
Indonesia	—	1,747,142	—	1,747,142
Israel	5,848,733	1,081,437	—	6,930,170
Italy	—	12,999,388	—	12,999,388
Ivory Coast	—	33,755	—	33,755
Japan	975,093	63,466,597	—	64,441,690
Kuwait	223,845	818,244	—	1,042,089
Malaysia	—	36,977	—	36,977
Mexico	1,515,091	419,434	—	1,934,525
Monaco	108,697	—	—	108,697
Netherlands	1,167,745	25,866,764	—	27,034,509
Norway	—	2,621,255	—	2,621,255
Peru	179,307	—	—	179,307
Philippines	—	67,735	—	67,735
Poland	—	4,307,535	—	4,307,535
Portugal	—	95,141	—	95,141
Qatar	205,498	84,992	—	290,490
Russia	—	—	—	—
Saudi Arabia	—	722,614	—	722,614
Singapore	2,454,833	9,870,070	—	12,324,903
South Africa	817,929	6,015,362	—	6,833,291
South Korea	1,422,859	15,979,522	—	17,402,381
Spain	—	14,867,451	—	14,867,451
Sweden	2,196,148	16,999,213	—	19,195,361
Switzerland	—	22,683,144	—	22,683,144
Taiwan	5,487,061	22,282,260	—	27,769,321
Thailand	—	2,889,212	—	2,889,212
Turkey	176,860	—	—	176,860
United Arab Emirates	131,949	2,844,545	—	2,976,494
United Kingdom	3,264,761	58,893,681	—	62,158,442
United States	10,476,452	31,488,845	—	41,965,297
Total Common Stock	81,534,249	476,399,828	—	557,934,077
Preferred Stock	—	2,877,046	—	2,877,046
Warrants	—	—	—	—
Short-Term Investments	3,202,734	8,652,029	—	11,854,763
Total Investments, at fair value	$84,736,983	$487,928,903	$—	$572,665,886
Other Financial Instruments+
Futures	3,262	—	—	3,262
Total Assets	$84,740,245	$487,928,903	$—	$572,669,148

See Accompanying Notes to Financial Statements

39

VOYA MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	October 31, 2025
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(22)	$—	$(22)
Total Liabilities	$—	$(22)	$—	$(22)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At October 31, 2025, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
JPY	2,035,702	USD	13,231	JPMorgan Chase Bank N.A.	11/04/25	$(22)
						$(22)

At October 31, 2025, the following futures contracts were outstanding for Voya Multi-Manager International Equity Fund:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
MSCI EAFE Index	10	12/19/25	$1,403,550	$3,262
			$1,403,550	$3,262

Currency Abbreviations:

JPY — Japanese Yen
USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of October 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$3,262
Total Asset Derivatives		$3,262

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$22
Total Liability Derivatives		$22

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

40

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of October 31, 2025 (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the year ended October 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$56,710	$56,710
Foreign exchange contracts	45,422	—	45,422
Total	$45,422	$56,710	$102,132

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$103,868	$103,868
Foreign exchange contracts	(151)	—	(151)
Total	$(151)	$103,868	$103,717

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at October 31, 2025:

JPMorgan Chase Bank N.A.
Liabilities:
Forward foreign currency contracts	$22
Total Liabilities	$22
Net OTC derivative instruments by
counterparty, at fair value	$(22)
Total collateral pledged by the
Fund/(Received from counterparty)	$—
Net Exposure(1)	$(22)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At October 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $519,735,908.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$78,084,733
Gross Unrealized Depreciation	(24,803,457)
Net Unrealized Appreciation	$53,281,276

See Accompanying Notes to Financial Statements

41

TAX INFORMATION (UNAUDITED)

Dividends and distributions paid during the year ended October 31, 2025, were as follows:

Fund Name	Type	Per Share Amount
Voya Multi-Manager Emerging Markets Equity Fund
Class A	NII	$0.3976
Class C	NII	$0.3471
Class I	NII	$0.4349
Class R	NII	$0.3770
Class W	NII	$0.4238

Voya Multi-Manager International Equity Fund
Class I	NII	$0.1861

NII - Net investment income

For the year ended October 31, 2025, the following are percentages of ordinary income dividends paid by the Funds (including creditable foreign taxes paid) that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

Voya Multi-Manager Emerging Markets Equity Fund	31.43%
Voya Multi-Manager International Equity Fund	85.16%

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the year ended October 31, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Derived from Foreign Sourced Income*
Voya Multi-Manager Emerging Markets Equity Fund	$704,494	$0.0403	7.25%
Voya Multi-Manager International Equity Fund	$1,491,467	$0.0330	88.43%

*None of the Funds listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld must be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

42

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY AGREEMENT IN CONNECTION WITH CHANGE OF CONTROL OF DELAWARE INVESTMENTS FUND ADVISERS

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), Voya Multi-Manager Emerging Markets Equity Fund (the “Fund”), a series of Voya Mutual Funds, can enter into a new sub-advisory agreement only if the Board of Trustees of the Voya Mutual Funds (the “Board”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory agreements, and who are not “interested persons” of the Fund, as such term is defined under the 1940 Act (the “Independent Trustees”), determines to approve the new arrangement. The 1940 Act also provides that any sub-advisory agreement must terminate automatically upon its “assignment.” As used in the 1940 Act, the term “assignment” includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is referred to herein as a “Change of Control.”

At a meeting held on September 18, 2025, the Board considered a proposal by management that Voya Investments, LLC (the “Adviser”) enter into the new sub-advisory agreement, on behalf of the Fund, (“New Sub-Advisory Agreement”) with Nomura Investments Fund Advisers (“NIFA”), effective December 1, 2025. The Board was informed that it was being asked to consider the New Sub-Advisory Agreement due to Nomura Holding America Inc.’s acquisition of Delaware Investments Fund Advisers (“DIFA”) (the “Transaction”). The Board was advised that the Transaction would result in a Change of Control of DIFA and constitute an “assignment” of the Fund’s sub-advisory agreement (the “Prior Sub-Advisory Agreement”) under which DIFA provides services to each Fund. In light of the foregoing, at a meeting held on September 18, 2025, the Board approved the New Sub-Advisory Agreement to replace the Prior Sub-Advisory Agreement, which was subsequently approved at its November 14, 2025 meeting, upon the closing of the Transaction. Discussed below are certain factors that the Board considered at its meeting on September 18, 2025, in determining whether to approve the New Sub-Advisory Agreement for each Fund.

The decision by the Board, including a majority of the Independent Trustees, to approve the New Sub-Advisory Agreement for each Fund was based on a determination by the Board that it would be in the best interests of the shareholders of the Fund for DIFA, under the name NIFA, to continue providing sub-advisory services for the Fund, without interruption, after the Change of Control. To inform its determinations of whether to approve the New Sub-Advisory Agreement, the Board requested, received, evaluated, and discussed such information as it deemed necessary for an informed determination of whether the New Sub-Advisory Agreement should be approved. Prior to its approval of the New Sub-Advisory Agreement, the Board reviewed, among other matters, the quality, extent and nature of the services currently being provided by DIFA under the Prior Sub-Advisory Agreement and to be provided by NIFA under the New Sub-Advisory Agreement for the Fund. In considering the New Sub-Advisory Agreement at its September 18, 2025 meeting, the Board placed emphasis on the information provided to it in connection with the Board’s annual review of the Prior Sub-Advisory Agreement, which was approved at a meeting of the Board held on November 14, 2025. Among other factors, the Board considered: (1) the nature, extent and quality of services to be provided under the Prior Sub-Advisory Agreement; (2) the fairness of the compensation under the Prior Sub-Advisory Agreement in light of the services to be provided by DIFA; (3) the sub-advisory fee rate payable by the Adviser to DIFA; and (4) the potential “fall-out” benefits to DIFA and its affiliates from DIFA’s relationship with the Fund.

To inform its determinations as to whether to approve the New Sub-Advisory Agreement, the Board also received the following materials: (1) information that DIFA provided to the Board in response to inquiries from K&L Gates LLP, counsel to the Independent Trustees, in connection with the Board’s consideration; and (2) a memorandum presenting management’s rationale for requesting that the Board approve the New Sub-Advisory Agreement. In reviewing the proposed New Sub-Advisory Agreement, the Board considered a number of factors, including, but not limited to, the following: (1) DIFA’s description of the Transaction; (2) DIFA’s representation that there are not expected to be any differences between the nature, extent and quality of services currently provided by DIFA to the Fund and those services that NIFA would provide to the Fund upon closing of the Transaction; (3) DIFA’s representations that, following the Transaction, DIFA does not expect any changes to (i) the Fund’s portfolio management team; (ii) the investment process used by NIFA with respect to the Fund; or (iii) its overall staffing levels; (4) representations by DIFA that the terms of the New Sub-Advisory Agreement are substantially similar to the terms of the Prior Sub-Advisory Agreement, and that the fee rate payable under the New Sub-Advisory Agreement is the same as the fee rate payable under the Prior Sub-Advisory Agreement; and (5) DIFA’s representations that there were no other material changes or developments relating to the information provided by DIFA in connection with the Board’s ongoing review of the Prior Sub-Advisory Agreement.

Based on the foregoing and other relevant considerations, at a meeting held on September 18, 2025, the Board,

43

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

including a majority of the Independent Trustees, voted to approve the New Sub-Advisory Agreement for the Fund. In this connection, the Board concluded that, in light of all factors considered, the terms of the New Sub-Advisory Agreement, including the fee rate schedule, were fair and reasonable, and the New Sub-Advisory Agreement should be approved for the Fund so as to enable a continuation without interruption of the services being provided by DIFA. The Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of the factors considered. The Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the New Sub-Advisory Agreement.

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY CONTRACT WITH ACADIAN ASSET MANAGEMENT LLC

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), Voya Multi-Manager International Equity Fund (the “Fund”), a series of Voya Mutual Funds, can enter into a new sub-advisory contract only if the Board of Trustees of the Fund (the “Board”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of the Fund, as such term is defined under the 1940 Act (the “Independent Trustees”), determines to approve the new arrangement. Thus, at its meeting held on January 16, 2025, the Board considered the initial approval of a new sub-advisory contract (the “New Sub-Advisory Contract”) between Voya Investments, LLC (the “Adviser”) and Acadian Asset Management LLC (“Acadian”), and appointed Acadian as a sub-adviser to the Fund (the “Sub-Adviser”), to replace Polaris Capital Management, LLC (“Polaris”), effective February 28, 2025.

In determining whether to initially approve the New Sub-Advisory Contract, the Board requested, received, evaluated and discussed such information and supporting materials related to that information as it deemed necessary for an informed determination of whether the New Sub-Advisory Contract should be approved. Provided below is a general overview of the Board’s contract approval process that it followed, as well as a discussion of certain specific factors that the Board considered. While the Board gave its attention to information furnished at the request of the Independent Trustees that was most relevant to its considerations, discussed below are some of the primary matters relevant to the Board’s consideration as to whether to approve the New Sub-Advisory Contract.

The materials provided to the Board to inform its consideration of whether to approve the New Sub-Advisory Contract included the following: (1) Acadian’s presentation before the Investment Review Committees (“IRCs”) at their January 15, 2025 joint meeting; (2) memoranda and related materials provided to the Board in advance of its January 16, 2025 meeting discussing: (a) the Adviser’s rationale for recommending that Acadian replace Polaris as a sub-adviser to the Fund, including the Adviser’s view that adding Acadian would provide the Fund with the opportunity for improved performance; (b) the performance of the new sub-advisory team in managing its international large cap investment strategy with such performance being compared against a relevant benchmark index; and (c) Acadian’s investment philosophy and the firm’s overall investment process; (3) pro-forma fees and expenses tables for the Fund and information about the projected net expense ratio of the Fund reflecting Acadian as a sub-adviser; (4) Acadian’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (5) supporting documentation, including a copy of the form of the New Sub-Advisory Contract; and (6) other information relevant to the Board’s evaluation.

In reaching its decision to engage Acadian, the Board, including a majority of the Independent Trustees, considered a number of factors including, but not limited to, the following: (1) the Adviser’s view with respect to Acadian’s abilities in managing its international large cap investment strategy; (2) the nature and quality of the services to be provided by Acadian under the New Sub-Advisory Contract; (3) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Acadian and its fit as an additional sub-adviser to the Fund; (4) the fairness of the compensation under the New Sub-Advisory Contract in light of the services to be provided by Acadian; (5) the sub-advisory fee rate payable by the Adviser to Acadian; (6) Acadian’s operations and compliance programs, including the policies and procedures intended to assure compliance with U.S. federal securities laws; and (7) Acadian’s Code of Ethics and related procedures for complying with that Code of Ethics, which were previously reviewed by the Board.

With respect to the nature, extent and quality of services to be provided by Acadian, the Board was mindful of the “manager-of-managers” platform that has been developed by the Adviser. The Board recognized that the Adviser would be responsible for monitoring the investment program, performance and developments/on-going operations of Acadian under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services Acadian provides to the Fund and Acadian’s compliance with applicable laws and regulations. The Board was previously advised that to assist in the selection and monitoring of sub-advisers, the Adviser has developed an oversight process

44

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

formulated by the Voya Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with sub-advisers, and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the sub-advisers.

The Board considered that MR&S also typically provides reports to the IRCs at their meetings prior to sub-adviser presentations. In addition, the Board considered that MR&S prepares periodic due diligence reports regarding sub-advisers based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the sub-advisers’ investment processes and to try to identify issues that may be relevant to a sub-adviser’s services to a Voya fund and/or its performance. The Board also considered that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board considered the resources that Management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment investment performance on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya family of funds.

The Board also considered that MR&S has developed, based on guidance from the IRCs, a methodology for monitoring the performance of sub-advisers. The Board also recognized that MR&S provides the IRCs with regular updates on the Voya funds and alerts the IRCs to potential issues as they arise. The Board also considered that the Adviser regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding sub-advisers and considered that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and the Adviser consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.

The Board considered that the Fund also can benefit from the services of the Adviser’s Investment Risk Management Department (the “IRMD”), under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Voya funds and the Adviser. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Voya funds. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying performance trends and other areas over consecutive periods. The Board considered that the services to be provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S. The Board also considered the techniques used by the Adviser to monitor sub-adviser performance.

The Board also considered the extent of benefits provided to the Fund’s shareholders, beyond investment management services, from being part of the Voya family of funds. The Board also took into account the Adviser’s ongoing efforts to reduce the expenses of the Voya funds through renegotiated arrangements with the Voya funds’ service providers.

After its deliberation, the Board concluded that, in its business judgement, the terms of the New Sub-Advisory Contract, with respect to the Fund, are fair and reasonable to the Fund and that approval of the Contract is in the best interest of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the New Sub-Advisory Contract, and based on the information provided and Management’s related representations, the Board concluded that it was satisfied with Management’s responses related to the fees payable by the Fund under the New Sub-Advisory Contract. During this approval process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to approve the New Sub-Advisory Contract for the Fund.

45

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
301 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

167702 (1025)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $49,059 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Mutual Funds

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date:	January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date:	January 9, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date:	January 9, 2026